UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: February 28, 2010
Item 1: Report(s) to Shareholders.

Semiannual report dated February 28, 2010 enclosed.

Schwab U.S. ETFs

Schwab U.S. Broad Market ETFtm

Schwab U.S. Large-Cap ETFtm

Schwab U.S. Large-Cap
Growth ETFtm

Schwab U.S. Large-Cap
Value ETFtm

Schwab U.S. Small-Cap ETFtm

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Schwab U.S. ETFs

Semiannual Report
February 28, 2010

Schwab U.S. Broad Market ETFtm

Schwab U.S. Large-Cap ETFtm

Schwab U.S. Large-Cap
Growth ETFtm

Schwab U.S. Large-Cap
Value ETFtm

Schwab U.S. Small-Cap ETFtm

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

Total Return from Inception* to February 28, 2010

Schwab U.S. Broad Market ETFtm
(Ticker Symbol: SCHB)

NAV Return[1]	7.85%
Market Price Return[1]	7.89%
Dow Jones U.S. Broad Stock Market IndexSM	7.92%
Fund Category: Morningstar Large Blend	7.90%

Performance Details	pages 4-5

Schwab U.S. Large-Cap ETFtm
(Ticker Symbol: SCHX)

NAV Return[1]	7.19%
Market Price Return[1]	7.31%
Dow Jones U.S. Large-Cap Total Stock Market IndexSM	7.24%
Fund Category: Morningstar Large Blend	7.90%

Performance Details	pages 6-7

Schwab U.S. Large-Cap Growth ETFtm
(Ticker Symbol: SCHG)

NAV Return[1]	2.09%
Market Price Return[1]	2.17%
Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM	2.05%
Fund Category: Morningstar Large Growth	1.32%

Performance Details	pages 8-9

Schwab U.S. Large-Cap Value ETFtm
(Ticker Symbol: SCHV)

NAV Return[1]	0.20%
Market Price Return[1]	0.48%
Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM	0.25%
Fund Category: Morningstar Large Value	0.63%

Performance Details	pages 10-11

Schwab U.S. Small-Cap ETFtm
(Ticker Symbol: SCHA)

NAV Return[1]	13.51%
Market Price Return[1]	13.47%
Dow Jones U.S. Small-Cap Total Stock Market IndexSM	13.66%
Fund Category: Morningstar Small Blend	14.01%

Performance Details	pages 12-13

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Exchange-traded funds are subject to risks similar to those of stocks. Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF. Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

Index ownership — ‘‘Dow Jones” and the names identifying the Dow Jones Indexes underlying Schwab’s Domestic ETFs are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Charles Schwab Investment Management, Inc. The Schwab ETFs are not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in such products.

*	Inception represents the date that the shares began trading in the secondary market. For the Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, and Schwab U.S. Small-Cap ETF, total returns are since inception date of 11/3/09. For the Schwab U.S. Large-Cap Growth ETF and Schwab U.S. Large-Cap Value ETF, total returns are since inception date of 12/11/09.

[1]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV return is based on the NAV of the fund, and the market return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.

Schwab U.S. ETFs 1

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

I am pleased to present the inaugural semiannual report for the Schwab U.S. Exchange-Traded Fundstm (ETFs)—products that we recently launched as part of our ongoing effort to deliver solutions to help our clients achieve their investing goals.

Here at Schwab, we believe that ETFs can play an important—and complementary—role in building a diversified portfolio. ETFs offer additional transparency and trading flexibility, and promote tax-efficiency.

Along with these benefits, Schwab ETFs were also designed to help clients keep their overall cost of investing low. Schwab ETFs have among the lowest management fees in the industry and can also be traded online at Schwab without commissions. Our ETFs offer investors an easy and cost-effective way to own broadly diversified portfolios of domestic and international stocks. You can use a single Schwab ETF to gain low-cost, tax-efficient exposure to an asset class, or you can combine several Schwab ETFs as a part of your asset allocation plan.

For information on the performance of the individual funds contained in this report, please see the fund managers’ discussion and analysis in the following pages.

If you have any questions about Schwab Exchange-Traded Fundstm, or any of our mutual funds, we are always available at 1-800-435-4000, and additional resources may be found on schwab.com.

Thank you for investing with us.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 800-435-4000. Please read the prospectus carefully before investing.

2 Schwab U.S. ETFs

Fund Management

Jeffrey Mortimer, CFA, senior vice president and chief investment officer of the investment adviser, is responsible for the overall management of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

Dustin Lewellyn, CFA, a managing director of the investment adviser, oversees the adviser’s management of ETFs. Prior to joining the firm in May 2009, he worked for two years as director of ETF product management and development at a major financial institution focused on asset and wealth management. Prior to that, he was a portfolio manager for institutional clients at a financial services firm for three years. In addition, he held roles in portfolio operations and product management at a large asset management firm for more than 6 years.

Agnes Hong, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the management of the funds. Prior to joining the firm in September 2009, she worked for more than 5 years as a portfolio manager for a major asset management firm.

Schwab U.S. ETFs 3

Schwab U.S. Broad Market ETF

The Schwab U.S. Broad Market ETF seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Broad Stock Market IndexSM, which includes the largest 2500 publicly traded U.S. companies for which pricing information is readily available.

During the reporting period that began with the fund’s inception date of November 3, 2009, and ended February 28, 2010, the fund’s market price return was 7.89% and its NAV return was 7.85%. The comparative index, the Dow Jones U.S. Broad Stock Market Index, returned 7.92% during the same period. Unlike the fund, the index return is not inclusive of operational and transactional costs. You cannot invest directly in an index.

For an explanation of market price and NAV returns, please refer to footnote 3 on the following page.

As of 02/28/10:
 Style Assessment1

 Statistics

Number of Holdings	1539
Weighted Average Market Cap ($ x 1,000,000)	$65,083
Price/Earnings Ratio (P/E)	24.6
Price/Book Ratio (P/B)	0.1
Portfolio Turnover Rate[3]	2%

 Sector Weightings % of Investments

Information Technology	18.4%
Financials	16.9%
Health Care	12.6%
Consumer Discretionary	10.7%
Industrials	10.6%
Energy	10.5%
Consumer Staples	10.2%
Materials	3.8%
Utilities	3.6%
Telecommunication Services	2.7%
Total	100.0%

 Top Holdings % of Net Assets2

Exxon Mobil Corp.	2.6%
Microsoft Corp.	1.9%
The Procter & Gamble Co.	1.6%
Apple, Inc.	1.5%
Johnson & Johnson	1.5%
General Electric Co.	1.4%
International Business Machines Corp.	1.4%
Bank of America Corp.	1.4%
JPMorgan Chase & Co.	1.4%
Berkshire Hathaway, Inc., Class B	1.3%
Total	16.0%

Manager views and portfolio holdings may have changed since the report date.

Exchange-traded funds are subject to risks similar to those of stocks. Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Source of Sector Classification: S&P and MSCI.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 2/28/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	Not annualized.

4 Schwab U.S. ETFs

 Schwab U.S. Broad Market ETFtm

Performance Summary as of 02/28/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may, when sold or redeemed, be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

November 3, 2009 – February 28, 2010
Performance of a Hypothetical
$10,000 Investment1

 Total Returns1,2

Fund and Inception Date	Since Inception*

Fund: Schwab U.S. Broad Market ETFtm (11/3/09)
NAV Return[3]	7.85%
Market Price Return[3]	7.89%
Dow Jones U.S. Broad Stock Market IndexSM	7.92%
Fund Category: Morningstar Large Blend	7.90%

Fund Expense Ratio4: 0.08%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Index ownership — ‘‘Dow Jones” and the names identifying the Dow Jones Indexes underlying Schwab’s Domestic ETFs are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Charles Schwab Investment Management, Inc. The Schwab ETFs are not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in such products.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV return is based on the NAV of the fund, and the market return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[4]	As stated in the prospectus.

Schwab U.S. ETFs 5

Schwab U.S. Large-Cap ETF™

The Schwab U.S. Large-Cap ETF seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM, which includes the large-cap portion of the Dow Jones U.S. Total Stock Market IndexSM actually available to investors in the marketplace.

During the reporting period that began with the fund’s inception date of November 3, 2009, and ended February 28, 2010, the fund’s market price return was 7.31% and its NAV return was 7.19%. The comparative index, the Dow Jones U.S. Large-Cap Total Stock Market IndexSM, returned 7.24% during the same period. Unlike the fund, the index return is not inclusive of operational and transactional costs. You cannot invest directly in an index.

For an explanation of market price and NAV returns, please refer to footnote 3 on the following page.

As of 02/28/10:
 Style Assessment1

 Statistics

Number of Holdings	730
Weighted Average Market Cap ($ x 1,000,000)	$72,894
Price/Earnings Ratio (P/E)	23.2
Price/Book Ratio (P/B)	0.1
Portfolio Turnover Rate[3]	1%

 Sector Weightings % of Investments

Information Technology	18.5%
Financials	16.2%
Health Care	12.8%
Energy	11.0%
Consumer Staples	11.0%
Industrials	10.1%
Consumer Discretionary	10.0%
Utilities	3.8%
Materials	3.6%
Telecommunication Services	2.9%
Other	0.1%
Total	100.0%

 Top Holdings % of Net Assets2

Exxon Mobil Corp.	2.9%
Microsoft Corp.	2.1%
The Procter & Gamble Co.	1.7%
Apple, Inc.	1.7%
Johnson & Johnson	1.6%
General Electric Co.	1.6%
International Business Machines Corp.	1.6%
Bank of America Corp.	1.6%
JPMorgan Chase & Co.	1.6%
Berkshire Hathaway, Inc., Class B	1.5%
Total	17.9%

Manager views and portfolio holdings may have changed since the report date.

Exchange-traded funds are subject to risks similar to those of stocks. Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Source of Sector Classification: S&P and MSCI.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 2/28/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	Not annualized.

6 Schwab U.S. ETFs

 Schwab U.S. Large-Cap ETFtm

Performance Summary as of 02/28/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may, when sold or redeemed, be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

November 3, 2009 – February 28, 2010
Performance of a Hypothetical
$10,000 Investment1

 Total Returns1,2

Fund and Inception Date	Since Inception*

Fund: Schwab U.S. Large-Cap ETFtm (11/3/09)
NAV Return[3]	7.19%
Market Price Return[3]	7.31%
Dow Jones U.S. Large-Cap Total Stock Market IndexSM	7.24%
Fund Category: Morningstar Large Blend	7.90%

Fund Expense Ratio4: 0.08%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Index ownership — ‘‘Dow Jones” and the names identifying the Dow Jones Indexes underlying Schwab’s Domestic ETFs are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Charles Schwab Investment Management, Inc. The Schwab ETFs are not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in such products.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV return is based on the NAV of the fund, and the market return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[4]	As stated in the prospectus.

Schwab U.S. ETFs 7

Schwab U.S. Large-Cap Growth ETF™

The Schwab U.S. Large-Cap Growth ETF seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM, which includes the large-cap growth portion of the Dow Jones U.S. Total Stock Market IndexSM actually available to investors in the marketplace.

During the reporting period that began with the fund’s inception date of December 11, 2009, and ended February 28, 2010, the fund’s market price return was 2.17% and its NAV return was 2.09%. The comparative index, the Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM, returned 2.05% during the same period. Unlike the fund, the index return is not inclusive of operational and transactional costs. You cannot invest directly in an index.

For an explanation of market price and NAV returns, please refer to footnote 3 on the following page.

As of 02/28/10:
 Style Assessment1

 Statistics

Number of Holdings	423
Weighted Average Market Cap ($ x 1,000,000)	$54,955
Price/Earnings Ratio (P/E)	23.4
Price/Book Ratio (P/B)	0.0
Portfolio Turnover Rate[3]	0%

 Sector Weightings % of Investments

Information Technology	32.6%
Health Care	14.1%
Consumer Discretionary	11.7%
Energy	9.9%
Industrials	9.5%
Consumer Staples	8.2%
Financials	7.5%
Materials	4.8%
Utilities	0.8%
Telecommunication Services	0.8%
Other	0.1%
Total	100.0%

 Top Holdings % of Net Assets2

Microsoft Corp.	4.5%
Apple, Inc.	3.6%
Berkshire Hathaway, Inc., Class B	3.0%
Cisco Systems, Inc.	2.8%
Google, Inc., Class A	2.4%
Hewlett-Packard Co.	2.4%
Wal-Mart Stores, Inc.	2.3%
PepsiCo, Inc.	1.9%
Oracle Corp.	1.9%
Schlumberger Ltd.	1.4%
Total	26.2%

Manager views and portfolio holdings may have changed since the report date.

Exchange-traded funds are subject to risks similar to those of stocks. Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Source of Sector Classification: S&P and MSCI.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 2/28/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	Not annualized.

8 Schwab U.S. ETFs

 Schwab U.S. Large-Cap Growth ETFtm

Performance Summary as of 02/28/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may, when sold or redeemed, be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

December 11, 2009 – February 28, 2010
Performance of a Hypothetical
$10,000 Investment1

 Total Returns1,2

Fund and Inception Date	Since Inception*

Fund: Schwab U.S. Large-Cap Growth ETFtm (12/11/09)
NAV Return[3]	2.09%
Market Price Return[3]	2.17%
Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM	2.05%
Fund Category: Morningstar Large Growth	1.32%

Fund Expense Ratio4: 0.15%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Index ownership — ‘‘Dow Jones” and the names identifying the Dow Jones Indexes underlying Schwab’s Domestic ETFs are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Charles Schwab Investment Management, Inc. The Schwab ETFs are not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in such products.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV return is based on the NAV of the fund, and the market return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[4]	As stated in the prospectus.

Schwab U.S. ETFs 9

Schwab U.S. Large-Cap Value ETF™

The Schwab U.S. Large-Cap Value ETF seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM, which includes the large-cap value portion of the Dow Jones U.S. Total Stock Market IndexSM actually available to investors in the marketplace.

During the reporting period that began with the fund’s inception date of December 11, 2009, and ended February 28, 2010, the fund’s market price return was 0.48% and its NAV return was 0.20%. The comparative index, the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM, returned 0.25% during the same period. Unlike the fund, the index return is not inclusive of operational and transactional costs. You cannot invest directly in an index.

For an explanation of market price and NAV returns, please refer to footnote 3 on the following page.

As of 02/28/10:
 Style Assessment1

 Statistics

Number of Holdings	306
Weighted Average Market Cap ($ x 1,000,000)	$89,330
Price/Earnings Ratio (P/E)	22.9
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate[3]	1%

 Sector Weightings % of Investments

Financials	24.2%
Consumer Staples	13.5%
Energy	11.9%
Health Care	11.6%
Industrials	10.6%
Consumer Discretionary	8.5%
Utilities	6.4%
Information Technology	5.7%
Telecommunication Services	4.9%
Materials	2.6%
Other	0.1%
Total	100.0%

 Top Holdings % of Net Assets2

Exxon Mobil Corp.	5.5%
The Procter & Gamble Co.	3.3%
Johnson & Johnson	3.1%
General Electric Co.	3.0%
International Business Machines Corp.	3.0%
Bank of America Corp.	3.0%
JPMorgan Chase & Co.	3.0%
AT&T, Inc.	2.6%
Chevron Corp.	2.6%
Pfizer, Inc.	2.5%
Total	31.6%

Manager views and portfolio holdings may have changed since the report date.

Exchange-traded funds are subject to risks similar to those of stocks. Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Source of Sector Classification: S&P and MSCI.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 2/28/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	Not annualized.

10 Schwab U.S. ETFs

 Schwab U.S. Large-Cap Value ETFtm

Performance Summary as of 02/28/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may, when sold or redeemed, be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

December 11, 2009 – February 28, 2010
Performance of a Hypothetical
$10,000 Investment1

 Total Returns1,2

Fund and Inception Date	Since Inception*

Fund: Schwab U.S. Large-Cap Value ETFtm (12/11/09)
NAV Return[3]	0.20%
Market Price Return[3]	0.48%
Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM	0.25%
Fund Category: Morningstar Large Value	0.63%

Fund Expense Ratio4: 0.15%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Index ownership — ‘‘Dow Jones” and the names identifying the Dow Jones Indexes underlying Schwab’s Domestic ETFs are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Charles Schwab Investment Management, Inc. The Schwab ETFs are not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in such products.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV return is based on the NAV of the fund, and the market return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[4]	As stated in the prospectus.

Schwab U.S. ETFs 11

Schwab U.S. Small-Cap ETF™

The Schwab U.S. Small-Cap ETF seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Small-Cap Total Stock Market IndexSM, which includes the small-cap portion of the Dow Jones U.S. Total Stock Market IndexSM actually available to investors in the marketplace.

During the reporting period that began with the fund’s inception date of November 3, 2009, and ended February 28, 2010, the fund’s market price return was 13.47% and its NAV return was 13.51%. The comparative index, the Dow Jones U.S. Small-Cap Total Stock Market IndexSM, returned 13.66% during the same period. Unlike the fund, the index return is not inclusive of operational and transactional costs. You cannot invest directly in an index.

For an explanation of market price and NAV returns, please refer to footnote 3 on the following page.

As of 02/28/10:
 Style Assessment1

 Statistics

Number of Holdings	1703
Weighted Average Market Cap ($ x 1,000,000)	$1,494
Price/Earnings Ratio (P/E)	-26.8
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate[3]	3%

 Sector Weightings % of Investments

Financials	22.0%
Information Technology	16.5%
Consumer Discretionary	16.1%
Industrials	15.2%
Health Care	11.5%
Energy	6.2%
Materials	5.7%
Consumer Staples	3.5%
Utilities	2.3%
Telecommunication Services	0.9%
Other	0.1%
Total	100.0%

 Top Holdings % of Net Assets2

Human Genome Sciences, Inc.	0.4%
Bucyrus International, Inc.	0.4%
Sirius XM Radio, Inc.	0.3%
SL Green Realty Corp	0.3%
Massey Energy Co.	0.3%
Marshall & Ilsley Corp.	0.3%
Gannett Co., Inc.	0.3%
Huntington Bancshares, Inc.	0.3%
The Macerich Co.	0.3%
Oshkosh Corp.	0.3%
Total	3.2%

Manager views and portfolio holdings may have changed since the report date.

Exchange-traded funds are subject to risks similar to those of stocks. Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Source of Sector Classification: S&P and MSCI.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 2/28/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	Not annualized.

12 Schwab U.S. ETFs

 Schwab U.S. Small-Cap ETFtm

Performance Summary as of 02/28/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may, when sold or redeemed, be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

November 3, 2009 – February 28, 2010
Performance of a Hypothetical
$10,000 Investment1

 Total Returns1,2

Fund and Inception Date	Since Inception*

Fund: Schwab U.S. Small-Cap ETFtm (11/3/09)
NAV Return[3]	13.51%
Market Price Return[3]	13.47%
Dow Jones U.S. Small-Cap Total Stock Market IndexSM	13.66%
Fund Category: Morningstar Small Blend	14.01%

Fund Expense Ratio4: 0.15%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Index ownership — ‘‘Dow Jones” and the names identifying the Dow Jones Indexes underlying Schwab’s Domestic ETFs are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Charles Schwab Investment Management, Inc. The Schwab ETFs are not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in such products.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV return is based on the NAV of the fund, and the market return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[4]	As stated in the prospectus.

Schwab U.S. ETFs 13

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period since inception and held through February 28, 2010.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
			Account Value
	Expense Ratio	Beginning	(Net of Expenses)	Expenses Paid
	(Annualized)	Account Value	at 2/28/10	During Period

Schwab U.S. Broad Market ETFtm[1]
Actual Return	0.08%	$1,000	$1,078.50	$0.27
Hypothetical 5% Return	0.08%	$1,000	$1,015.91	$0.26

Schwab U.S. Large-Cap ETFtm[1]
Actual Return	0.08%	$1,000	$1,071.90	$0.27
Hypothetical 5% Return	0.08%	$1,000	$1,015.91	$0.26

Schwab U.S. Large-Cap Growth ETFtm[2]
Actual Return	0.15%	$1,000	$1,020.90	$0.33
Hypothetical 5% Return	0.15%	$1,000	$1,010.63	$0.33

Schwab U.S. Large-Cap Value ETFtm[2]
Actual Return	0.15%	$1,000	$1,002.00	$0.33
Hypothetical 5% Return	0.15%	$1,000	$1,010.63	$0.33

Schwab U.S. Small-Cap ETFtm[1]
Actual Return	0.15%	$1,000	$1,135.10	$0.52
Hypothetical 5% Return	0.15%	$1,000	$1,015.68	$0.49

[1]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 118 days of the period, and divided by the 365 days of the fiscal year. The fund’s inception date was 11/3/09.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 80 days of the period, and divided by the 365 days of the fiscal year. The fund’s inception date was 12/11/09.

14 Schwab U.S. ETFs

Schwab U.S. Broad Market ETF tm

Financial Statements

Financial Highlights

	10/30/09[1]–
	2/28/10*

Per-Share Data ($)

Net asset value at beginning of period	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.12
Net realized and unrealized gains (losses)	1.24

Total from investment operations	1.36
Less distributions:
Distributions from net investment income	(0.06)

Net asset value at end of period	26.30

Total return (%)	5.44	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.08	[3]
Gross operating expenses	0.08	[3]
Net investment income (loss)	2.01	[3]
Portfolio turnover rate[4]	2	[2]
Net assets, end of period ($ x 1,000)	151,237

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in kind creations or redemptions.

See financial notes 15

 Schwab U.S. Broad Market ETF

Portfolio Holdings as of February 28, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabetfs.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	149,642,344	150,838,846
0.1%	Other Investment Company	60,408	60,408
—%	Rights	—	453

99.8%	Total Investments	149,702,752	150,899,707
0.2%	Other Assets and Liabilities, Net		337,269

100.0%	Net Assets		151,236,976

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 0.7%
BorgWarner, Inc. *	1,495	56,003
Cooper Tire & Rubber Co.	1,150	20,171
Dana Holding Corp. *	1,955	22,228
Federal-Mogul Corp. *	805	15,561
Ford Motor Co. *	41,745	490,086
Gentex Corp.	1,725	33,482
Harley-Davidson, Inc.	2,990	73,584
Johnson Controls, Inc.	8,395	261,084
Lear Corp. *	345	23,898
Tenneco, Inc. *	690	13,910
The Goodyear Tire & Rubber Co. *	3,680	47,803
Thor Industries, Inc.	575	19,510
TRW Automotive Holdings Corp. *	1,150	30,901
WABCO Holdings, Inc.	805	21,526

		1,129,747

Banks 3.4%
Associated Banc-Corp	1,840	23,754
Astoria Financial Corp.	1,840	24,417
BancorpSouth, Inc.	920	17,912
Bank of Hawaii Corp.	575	24,271
BB&T Corp.	8,625	246,071
Beneficial Mutual Bancorp, Inc. *	1,955	18,357
BOK Financial Corp.	460	21,151
CapitalSource, Inc.	5,405	29,727
Capitol Federal Financial	575	19,907
City National Corp.	575	28,704
Comerica, Inc.	1,955	70,536
Commerce Bancshares, Inc.	805	32,611
Community Bank System, Inc.	460	10,309
Cullen/Frost Bankers, Inc.	690	37,363
CVB Financial Corp.	2,300	21,390
East West Bancorp, Inc.	1,150	20,148
F.N.B. Corp.	2,530	19,228
Fannie Mae *	17,825	17,647
Fifth Third Bancorp	10,120	123,565
First Citizens BancShares, Inc., Class A	115	21,044
First Financial Bancorp	1,380	25,613
First Financial Bankshares, Inc.	345	18,061
First Horizon National Corp. *	2,760	35,328
First Niagara Financial Group, Inc.	2,300	32,292
FirstMerit Corp.	1,035	21,880
Freddie Mac *	9,085	10,720
Fulton Financial Corp.	2,185	21,020
Glacier Bancorp, Inc.	1,380	20,010
Hancock Holding Co.	460	18,547
Home Bancshares, Inc.	345	8,377
Hudson City Bancorp, Inc.	6,095	82,404
Huntington Bancshares, Inc.	8,855	42,593
IBERIABANK Corp.	230	13,135
International Bancshares Corp.	1,150	24,380
Investors Bancorp, Inc. *	1,725	22,201
Kearny Financial Corp.	1,840	18,455
KeyCorp	11,500	82,225
M&T Bank Corp.	920	71,236
Marshall & Ilsley Corp.	6,210	43,967
MB Financial, Inc.	1,035	21,062
MGIC Investment Corp. *	1,725	13,214
National Penn Bancshares, Inc.	2,875	19,809
NBT Bancorp, Inc.	805	17,098
New York Community Bancorp, Inc.	5,405	83,723
NewAlliance Bancshares, Inc.	1,610	19,288
Northfield Bancorp, Inc.	690	9,667
Northwest Bancshares, Inc.	1,725	20,372
Ocwen Financial Corp. *	1,610	17,404
Old National Bancorp	1,725	19,596
PacWest Bancorp	575	11,673
Park National Corp.	345	18,406
People’s United Financial, Inc.	4,370	68,915
PNC Financial Services Group, Inc.	6,555	352,397
Popular, Inc.	8,050	15,537
PrivateBancorp, Inc.	1,035	13,455
Prosperity Bancshares, Inc.	575	24,052
Provident Financial Services, Inc.	920	10,083
Regions Financial Corp.	15,410	104,017
Signature Bank *	575	21,407
SunTrust Banks, Inc.	6,325	150,598
SVB Financial Group *	460	20,498
Synovus Financial Corp.	8,165	23,270
TCF Financial Corp.	1,495	21,588
TFS Financial Corp.	1,610	20,688
Trustmark Corp.	920	20,976
U.S. Bancorp	24,265	597,162
UMB Financial Corp.	460	17,623
Umpqua Holdings Corp.	1,840	22,963
United Bankshares, Inc.	920	22,650
Valley National Bancorp	1,725	24,840
Washington Federal, Inc.	1,380	26,896
Webster Financial Corp.	1,495	23,920
Wells Fargo & Co.	62,215	1,700,958
Westamerica Bancorp	345	18,934
Whitney Holding Corp.	2,300	29,555
Wilmington Trust Corp.	1,380	19,900

16 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wintrust Financial Corp.	575	19,573
Zions Bancorp	1,725	31,981

		5,136,304

Capital Goods 7.8%
3M Co.	8,165	654,425
A.O. Smith Corp.	460	20,838
A123 Systems, Inc. *	920	15,152
AAR CORP. *	460	10,433
Actuant Corp., Class A	1,035	18,744
Acuity Brands, Inc.	575	22,414
Aecom Technology Corp. *	1,265	34,281
Aerovironment, Inc. *	345	8,366
AGCO Corp. *	1,150	39,387
Aircastle Ltd.	1,035	10,071
Alliant Techsystems, Inc. *	460	36,547
American Science & Engineering, Inc.	115	8,546
American Superconductor Corp. *	575	16,100
AMETEK, Inc.	1,380	53,875
Applied Industrial Technologies, Inc.	920	20,737
Armstrong World Industries, Inc. *	460	16,937
Badger Meter, Inc.	230	8,264
Baldor Electric Co.	690	21,680
Barnes Group, Inc.	1,035	16,622
BE Aerospace, Inc. *	1,380	35,742
Beacon Roofing Supply, Inc. *	575	10,005
Belden, Inc.	690	14,614
Brady Corp., Class A	575	16,112
Briggs & Stratton Corp.	920	16,109
Bucyrus International, Inc.	920	57,555
Carlisle Cos., Inc.	805	27,612
Caterpillar, Inc.	7,935	452,692
CLARCOR, Inc.	690	22,598
Crane Co.	690	21,852
Cubic Corp.	460	15,865
Cummins, Inc.	2,300	130,594
Curtiss-Wright Corp.	575	18,429
Danaher Corp.	3,105	229,677
Deere & Co.	5,290	303,117
DigitalGlobe, Inc. *	805	19,207
Donaldson Co., Inc.	920	37,959
Dover Corp.	2,300	104,098
DynCorp International, Inc., Class A *	1,035	11,592
Eaton Corp.	2,070	141,008
EMCOR Group, Inc. *	805	18,531
Emerson Electric Co.	9,545	451,860
EnerSys *	805	18,346
ESCO Technologies, Inc.	460	15,047
Esterline Technologies Corp. *	460	18,929
Fastenal Co.	1,725	76,538
First Solar, Inc. *	575	60,892
Flowserve Corp.	690	69,062
Fluor Corp.	2,300	98,440
Franklin Electric Co., Inc.	345	9,839
Gardner Denver, Inc.	690	30,091
GATX Corp.	690	18,389
General Dynamics Corp.	4,140	300,357
General Electric Co.	133,975	2,151,638
Goodrich Corp.	1,610	105,664
Graco, Inc.	805	22,065
GrafTech International Ltd. *	1,610	20,109
Granite Construction, Inc.	690	19,065
Griffon Corp. *	805	9,966
GT Solar International, Inc. *	1,610	9,580
Harsco Corp.	1,035	31,071
HEICO Corp., Class A	575	21,333
Hexcel Corp. *	1,610	17,742
Honeywell International, Inc.	8,855	355,617
Hubbell, Inc., Class B	690	32,326
IDEX Corp.	1,035	32,085
II-VI, Inc. *	690	19,348
Illinois Tool Works, Inc.	5,405	246,036
Insituform Technologies, Inc., Class A *	460	11,298
ITT Corp.	2,300	117,829
Jacobs Engineering Group, Inc. *	1,610	62,468
Joy Global, Inc.	1,380	70,104
Kaman Corp.	345	8,263
Kaydon Corp.	575	18,688
KBR, Inc.	2,070	42,870
Kennametal, Inc.	1,035	26,962
L-3 Communications Holdings, Inc.	1,495	136,673
Lennox International, Inc.	690	29,118
Lincoln Electric Holdings, Inc.	460	21,942
Lockheed Martin Corp.	3,910	304,042
Masco Corp.	4,830	64,577
MasTec, Inc. *	1,495	19,794
McDermott International, Inc. *	2,990	68,321
Moog, Inc., Class A *	690	23,432
MSC Industrial Direct Co., Class A	575	26,203
Mueller Industries, Inc.	690	15,442
Mueller Water Products, Inc., Class A	1,725	7,987
Navistar International Corp. *	690	27,020
Nordson Corp.	345	22,701
Northrop Grumman Corp.	3,680	225,437
Orbital Sciences Corp. *	690	12,731
Oshkosh Corp. *	1,150	43,838
Otter Tail Corp.	805	16,092
Owens Corning, Inc. *	1,265	29,765
PACCAR, Inc.	4,370	154,479
Pall Corp.	1,495	59,008
Parker Hannifin Corp.	2,070	124,842
Pentair, Inc.	1,265	41,188
Precision Castparts Corp.	1,840	207,460
Quanex Building Products Corp.	460	7,167
Quanta Services, Inc. *	2,530	48,070
Raytheon Co.	4,830	271,639
Regal-Beloit Corp.	460	25,953
Robbins & Myers, Inc.	805	19,457
Rockwell Automation, Inc.	1,840	99,526
Rockwell Collins, Inc.	1,955	110,027
Roper Industries, Inc.	1,150	63,756
RSC Holdings, Inc. *	1,265	8,918
Simpson Manufacturing Co., Inc.	690	16,960
Snap-On, Inc.	690	29,132
Spirit AeroSystems Holdings, Inc., Class A *	1,265	24,187
SPX Corp.	690	41,048
Stanley, Inc. *	345	8,697
SunPower Corp., Class A *	1,265	23,719
Teledyne Technologies, Inc. *	575	21,660
Terex Corp. *	1,495	29,108
Textainer Group Holdings Ltd.	575	11,874
Textron, Inc.	3,565	71,015

See financial notes 17

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Boeing Co.	8,280	522,965
The Manitowoc Co., Inc.	1,955	22,795
The Middleby Corp. *	345	16,005
The Shaw Group, Inc. *	1,035	35,914
The Stanley Works	1,035	59,254
The Timken Co.	1,035	27,148
The Toro Co.	460	20,249
Thomas & Betts Corp. *	690	24,909
TransDigm Group, Inc.	460	23,101
Trinity Industries, Inc.	1,035	17,419
Triumph Group, Inc.	345	18,057
Tutor Perini Corp. *	920	18,188
United Technologies Corp.	11,040	757,896
Universal Forest Products, Inc.	230	8,105
URS Corp. *	1,035	48,127
USG Corp. *	1,380	18,602
Valmont Industries, Inc.	230	16,376
W.W. Grainger, Inc.	805	81,828
Wabtec Corp.	575	21,931
Watsco, Inc.	345	19,955
Watts Water Technologies, Inc., Class A	575	16,767
WESCO International, Inc. *	690	19,934
Woodward Governor Co.	690	19,865

		11,807,699

Commercial & Professional Services 1.0%
ABM Industries, Inc.	920	18,842
Avery Dennison Corp.	1,380	43,608
Cintas Corp.	1,610	39,912
Clean Harbors, Inc. *	345	19,610
Copart, Inc. *	920	32,826
Corrections Corp. of America *	1,380	29,532
CoStar Group, Inc. *	460	18,101
Covanta Holding Corp. *	1,725	29,066
Deluxe Corp.	1,380	24,771
EnergySolutions, Inc.	2,185	13,285
EnerNOC, Inc. *	575	15,203
Equifax, Inc.	1,610	51,939
FTI Consulting, Inc. *	690	25,351
Healthcare Services Group, Inc.	920	20,203
Herman Miller, Inc.	1,150	20,930
HNI Corp.	690	16,401
IHS, Inc., Class A *	575	29,785
Iron Mountain, Inc. *	2,300	59,524
Korn/Ferry International *	1,150	19,642
M&F Worldwide Corp. *	230	7,450
Manpower, Inc.	920	47,398
Mine Safety Appliances Co.	690	17,519
Monster Worldwide, Inc. *	1,725	24,064
Navigant Consulting, Inc. *	805	9,362
Pitney Bowes, Inc.	2,645	60,570
R.R. Donnelley & Sons Co.	2,645	52,609
Republic Services, Inc.	3,910	110,027
Resources Connection, Inc. *	1,035	17,636
RINO International Corp. *	690	13,945
Robert Half International, Inc.	1,955	54,545
Rollins, Inc.	920	19,550
Steelcase, Inc., Class A	3,220	21,155
Stericycle, Inc. *	1,035	57,111
Sykes Enterprises, Inc. *	805	19,167
Tetra Tech, Inc. *	690	14,435
The Brink’s Co.	690	17,581
The Corporate Executive Board Co.	690	15,787
The Dun & Bradstreet Corp.	690	48,410
The Geo Group, Inc. *	805	15,915
Towers Watson & Co., Class A	575	25,398
TrueBlue, Inc. *	690	9,156
United Stationers, Inc. *	345	19,703
Verisk Analytics, Inc., Class A *	1,035	29,291
Waste Connections, Inc. *	1,035	34,797
Waste Management, Inc.	5,865	193,662

		1,484,774

Consumer Durables & Apparel 1.3%
American Greetings Corp., Class A	805	15,351
Brunswick Corp.	1,955	22,561
Carter’s, Inc. *	805	23,071
Coach, Inc.	4,140	150,862
Columbia Sportswear Co.	460	21,086
D.R. Horton, Inc.	3,680	45,485
Deckers Outdoor Corp. *	230	27,646
Eastman Kodak Co. *	5,290	31,423
Fortune Brands, Inc.	1,955	85,688
Fossil, Inc. *	690	25,013
Garmin Ltd.	1,495	47,765
Hanesbrands, Inc. *	1,150	29,819
Harman International Industries, Inc.	805	34,728
Hasbro, Inc.	1,495	53,491
Iconix Brand Group, Inc. *	1,610	20,978
Jarden Corp.	1,035	33,182
Jones Apparel Group, Inc.	1,150	19,389
KB HOME	1,265	20,594
Leggett & Platt, Inc.	2,070	39,226
Lennar Corp., Class A	1,955	32,082
M.D.C Holdings, Inc.	575	19,677
Mattel, Inc.	4,715	103,683
Mohawk Industries, Inc. *	690	35,590
Newell Rubbermaid, Inc.	3,680	50,600
NIKE, Inc., Class B	3,450	233,220
NVR, Inc. *	115	81,454
Phillips-Van Heusen Corp.	690	30,029
Polaris Industries, Inc.	460	21,040
Polo Ralph Lauren Corp.	690	55,152
Pool Corp.	1,035	20,679
Pulte Homes, Inc. *	4,370	47,327
Skechers U.S.A., Inc., Class A *	460	14,136
Tempur-Pedic International, Inc. *	1,035	29,394
The Black & Decker Corp.	690	50,004
The Ryland Group, Inc.	1,035	23,484
The Timberland Co., Class A *	575	10,632
The Warnaco Group, Inc. *	575	24,001
Toll Brothers, Inc. *	1,725	32,482
Tupperware Brands Corp.	805	37,618
Under Armour, Inc., Class A *	690	17,981
UniFirst Corp.	230	12,089
VF Corp.	1,150	88,987
Whirlpool Corp.	920	77,427
Wolverine World Wide, Inc.	690	19,023

		1,915,149

18 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 2.1%
Ameristar Casinos, Inc.	1,150	17,353
Apollo Group, Inc., Class A *	1,610	96,407
Bally Technologies, Inc. *	690	28,573
Bob Evans Farms, Inc.	690	19,672
Boyd Gaming Corp. *	2,300	17,572
Bridgepoint Education, Inc. *	1,265	21,353
Brink’s Home Security Holdings, Inc. *	575	24,064
Brinker International, Inc.	1,495	27,074
Buffalo Wild Wings, Inc. *	460	20,217
Burger King Holdings, Inc.	1,150	20,573
Capella Education Co. *	230	19,106
Career Education Corp. *	805	22,395
Carnival Corp.	5,405	194,364
Chipotle Mexican Grill, Inc. *	345	36,125
Choice Hotels International, Inc.	575	18,998
Coinstar, Inc. *	575	17,066
Corinthian Colleges, Inc. *	1,035	16,788
Cracker Barrel Old Country Store, Inc.	345	15,070
Darden Restaurants, Inc.	1,725	69,949
DeVry, Inc.	805	50,836
Education Management Corp. *	460	9,159
Gaylord Entertainment Co. *	460	10,355
Grand Canyon Education, Inc. *	575	12,506
H&R Block, Inc.	4,255	73,526
Hillenbrand, Inc.	920	18,446
Hyatt Hotels Corp., Class A *	460	15,378
International Game Technology	3,910	68,620
International Speedway Corp., Class A	690	18,430
ITT Educational Services, Inc. *	460	50,158
Jack in the Box, Inc. *	920	19,430
Las Vegas Sands Corp. *	5,750	95,622
Life Time Fitness, Inc. *	805	20,415
Lincoln Educational Services Corp. *	115	2,565
Marriott International, Inc., Class A	3,910	106,000
Matthews International Corp., Class A	460	15,419
McDonald’s Corp.	13,800	881,130
MGM MIRAGE *	3,335	35,151
Orient-Express Hotels Ltd., Class A *	1,150	13,145
P.F. Chang’s China Bistro, Inc. *	230	9,761
Panera Bread Co., Class A *	345	25,113
Penn National Gaming, Inc. *	805	18,628
Regis Corp.	1,150	19,009
Royal Caribbean Cruises Ltd. *	1,725	48,766
Scientific Games Corp., Class A *	1,380	23,308
Service Corp. International	3,220	25,953
Sotheby’s	1,265	30,739
Starbucks Corp. *	9,315	213,407
Starwood Hotels & Resorts Worldwide, Inc.	2,185	84,559
Strayer Education, Inc.	230	52,171
The Cheesecake Factory, Inc. *	920	21,758
Vail Resorts, Inc. *	460	16,565
Weight Watchers International, Inc.	690	17,747
Wendy’s/Arby’s Group, Inc., Class A	4,715	23,009
WMS Industries, Inc. *	690	26,172
Wyndham Worldwide Corp.	2,300	52,877
Wynn Resorts Ltd.	920	58,484
Yum! Brands, Inc.	5,865	197,768

		3,184,804

Diversified Financials 7.0%
Affiliated Managers Group, Inc. *	460	32,720
American Express Co.	13,455	513,846
AmeriCredit Corp. *	1,035	23,029
Ameriprise Financial, Inc.	3,220	128,897
Artio Global Investors, Inc.	690	16,822
Bank of America Corp.	125,810	2,095,995
Bank of New York Mellon Corp.	15,180	432,934
BlackRock, Inc.	575	125,810
Capital One Financial Corp.	5,865	221,404
Cash America International, Inc.	575	22,040
CIT Group, Inc. *	2,185	79,600
Citigroup, Inc. *	260,130	884,442
CME Group, Inc.	805	242,860
Cohen & Steers, Inc.	920	20,019
Credit Acceptance Corp. *	345	13,859
Discover Financial Services	6,900	94,185
Duff & Phelps Corp., Class A	1,035	17,264
E*TRADE Financial Corp. *	22,540	36,289
Eaton Vance Corp.	1,495	45,134
Federated Investors, Inc., Class B	1,265	31,638
Franklin Resources, Inc.	2,070	210,560
GAMCO Investors, Inc., Class A	230	10,007
Greenhill & Co., Inc.	345	24,650
IntercontinentalExchange, Inc. *	920	98,707
Invesco Ltd.	5,520	108,192
Investment Technology Group, Inc. *	690	11,744
Janus Capital Group, Inc.	2,300	28,750
Jefferies Group, Inc. *	1,380	34,445
JPMorgan Chase & Co.	49,910	2,094,723
KBW, Inc. *	575	13,662
Knight Capital Group, Inc., Class A *	1,150	18,561
Legg Mason, Inc.	2,070	53,509
Leucadia National Corp. *	2,530	60,062
MF Global Holdings Ltd. *	2,530	17,508
Moody’s Corp.	2,300	61,226
Morgan Stanley	15,755	443,976
MSCI, Inc., Class A *	1,265	37,925
Northern Trust Corp.	3,105	165,465
NYSE Euronext	3,335	87,977
optionsXpress Holdings, Inc.	1,150	18,182
PHH Corp. *	1,150	21,286
PICO Holdings, Inc. *	575	19,573
Piper Jaffray Cos., Inc. *	345	14,935
Raymond James Financial, Inc.	1,265	32,713
Riskmetrics Group, Inc. *	1,150	21,424
SEI Investments Co.	2,070	36,473
SLM Corp. *	5,980	66,856
State Street Corp.	6,210	278,891
Stifel Financial Corp. *	345	18,872
T. Rowe Price Group, Inc.	3,220	163,222
TD Ameritrade Holding Corp. *	2,990	52,295
The Charles Schwab Corp. (a)	11,730	214,776
The Goldman Sachs Group, Inc.	5,520	863,052
The NASDAQ OMX Group, Inc. *	1,955	36,422
The Student Loan Corp.	345	12,468
Waddell & Reed Financial, Inc., Class A	1,035	34,031

		10,565,907

See financial notes 19

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 10.5%
Alpha Natural Resources, Inc. *	2,070	95,241
Anadarko Petroleum Corp.	6,325	443,572
Apache Corp.	4,255	440,988
Arch Coal, Inc.	2,070	46,554
Arena Resources, Inc. *	460	19,058
Atlas Energy, Inc. *	1,035	33,782
Atwood Oceanics, Inc. *	690	23,087
Baker Hughes, Inc.	4,025	192,878
Berry Petroleum Co., Class A	690	18,492
Bill Barrett Corp. *	575	19,498
BJ Services Co.	3,680	80,408
BP Prudhoe Bay Royalty Trust	230	20,557
BPZ Resources, Inc. *	1,495	11,691
Brigham Exploration Co. *	1,955	32,101
Bristow Group, Inc. *	575	20,821
Cabot Oil & Gas Corp.	1,380	55,393
Cameron International Corp. *	3,220	132,439
CARBO Ceramics, Inc.	345	21,055
Chesapeake Energy Corp.	8,165	216,944
Chevron Corp.	25,415	1,837,504
Cimarex Energy Co.	1,150	68,724
Clean Energy Fuels Corp. *	805	14,522
CNX Gas Corp. *	345	9,036
Cobalt International Energy, Inc. *	805	9,934
Complete Production Services, Inc. *	1,035	14,449
Comstock Resources, Inc. *	575	19,849
Concho Resources, Inc. *	1,035	48,076
ConocoPhillips	16,675	800,400
CONSOL Energy, Inc.	2,300	115,828
Contango Oil & Gas Co. *	115	5,929
Continental Resources, Inc. *	460	18,161
Denbury Resources, Inc. *	3,335	46,957
Devon Energy Corp.	5,405	372,188
Diamond Offshore Drilling, Inc.	805	70,293
Dresser-Rand Group, Inc. *	1,150	35,547
Dril-Quip, Inc. *	345	18,878
El Paso Corp.	9,085	95,120
Encore Acquisition Co. *	690	34,176
EOG Resources, Inc.	3,220	302,841
EXCO Resources, Inc.	2,185	41,318
Exterran Holdings, Inc. *	805	18,314
Exxon Mobil Corp.	60,260	3,916,900
FMC Technologies, Inc. *	1,610	90,434
Forest Oil Corp. *	1,380	37,398
Frontier Oil Corp.	1,380	17,098
Gulfport Energy Corp. *	1,150	10,465
Halliburton Co.	11,500	346,725
Helix Energy Solutions Group, Inc. *	1,265	14,560
Helmerich & Payne, Inc.	1,265	51,258
Hess Corp.	3,910	229,908
Holly Corp.	575	14,766
ION Geophysical Corp. *	2,185	10,007
Key Energy Services, Inc. *	2,185	22,156
Lufkin Industries, Inc.	230	16,802
Marathon Oil Corp.	9,085	263,011
Massey Energy Co.	1,150	49,531
Murphy Oil Corp.	2,415	125,338
Nabors Industries Ltd. *	3,795	83,642
National-Oilwell Varco, Inc.	5,405	234,955
Newfield Exploration Co. *	1,725	88,096
Noble Energy, Inc.	2,300	167,072
Occidental Petroleum Corp.	10,350	826,447
Oceaneering International, Inc. *	690	41,711
Oil States International, Inc. *	575	24,737
Overseas Shipholding Group, Inc.	460	20,465
Patriot Coal Corp. *	1,495	24,907
Patterson-UTI Energy, Inc.	2,070	31,961
Peabody Energy Corp.	3,565	163,883
Penn Virginia Corp.	805	20,367
Petrohawk Energy Corp. *	4,025	86,135
Pioneer Drilling Co. *	1,495	10,674
Pioneer Natural Resources Co.	1,495	69,742
Plains Exploration & Production Co. *	1,840	60,370
Pride International, Inc. *	2,070	57,919
Quicksilver Resources, Inc. *	1,610	24,021
Range Resources Corp.	2,070	104,763
Rosetta Resources, Inc. *	805	15,078
Rowan Cos., Inc. *	1,380	35,908
SandRidge Energy, Inc. *	2,300	18,262
Schlumberger Ltd.	15,180	927,498
SEACOR Holdings, Inc. *	230	17,567
Ship Finance International Ltd.	920	14,628
Smith International, Inc.	2,760	113,132
Southern Union Co.	1,265	30,284
Southwestern Energy Co. *	4,370	185,943
Spectra Energy Corp.	8,165	177,997
St. Mary Land & Exploration Co.	805	26,227
Sunoco, Inc.	1,495	39,423
Superior Energy Services, Inc. *	1,035	21,393
Swift Energy Co. *	460	13,703
Teekay Corp.	920	23,129
Tesco Corp. *	1,035	14,107
Tesoro Corp.	1,840	21,933
TETRA Technologies, Inc. *	460	4,637
The Williams Cos., Inc.	7,360	158,534
Tidewater, Inc.	690	30,753
Ultra Petroleum Corp. *	1,955	89,402
Unit Corp. *	575	24,995
Valero Energy Corp.	7,130	124,918
Whiting Petroleum Corp. *	690	51,647
World Fuel Services Corp.	690	18,230
XTO Energy, Inc.	7,360	336,352

		15,816,507

Food & Staples Retailing 2.4%
BJ’s Wholesale Club, Inc. *	690	24,957
Casey’s General Stores, Inc.	575	17,486
Costco Wholesale Corp.	5,520	336,554
CVS Caremark Corp.	17,940	605,475
Nash Finch Co.	230	8,112
PriceSmart, Inc.	460	9,780
Rite Aid Corp. *	14,490	22,025
Ruddick Corp.	690	20,217
Safeway, Inc.	5,175	128,961
SUPERVALU, Inc.	230	3,512
Sysco Corp.	7,360	212,704
The Andersons, Inc.	345	11,144
The Kroger Co.	7,705	170,281
United Natural Foods, Inc. *	690	20,265
Wal-Mart Stores, Inc.	27,715	1,498,550
Walgreen Co.	12,535	441,733

20 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Weis Markets, Inc.	460	16,054
Whole Foods Market, Inc. *	1,495	53,058
Winn-Dixie Stores, Inc. *	1,610	17,613

		3,618,481

Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	25,990	522,919
Archer-Daniels-Midland Co.	7,360	216,089
Brown-Forman Corp., Class B	1,380	72,257
Bunge Ltd.	1,610	95,940
Campbell Soup Co.	2,645	88,158
Central European Distribution Corp. *	805	26,847
Chiquita Brands International, Inc. *	1,035	15,070
Coca-Cola Enterprises, Inc.	4,140	105,777
ConAgra Foods, Inc.	5,635	137,832
Constellation Brands, Inc., Class A *	2,530	38,051
Corn Products International, Inc.	1,035	33,720
Dean Foods Co. *	2,185	31,879
Del Monte Foods Co.	2,415	28,304
Dole Food Co., Inc. *	1,265	14,838
Dr. Pepper Snapple Group, Inc.	2,875	91,281
Flowers Foods, Inc.	1,035	26,382
Fresh Del Monte Produce, Inc. *	805	15,625
General Mills, Inc.	3,910	281,559
Green Mountain Coffee Roasters, Inc. *	460	38,819
H.J. Heinz Co.	3,910	179,469
Hansen Natural Corp. *	920	38,272
Hormel Foods Corp.	920	37,821
J&J Snack Foods Corp.	460	19,647
Kellogg Co.	2,990	155,928
Kraft Foods, Inc., Class A	20,240	575,423
Lancaster Colony Corp.	345	19,851
Lance, Inc.	690	14,966
Lorillard, Inc.	2,070	151,193
McCormick & Co., Inc.	1,380	51,212
Molson Coors Brewing Co., Class B	1,955	78,943
PepsiAmericas, Inc.	805	24,134
PepsiCo, Inc.	19,895	1,242,841
Philip Morris International, Inc.	24,150	1,182,867
Pilgrim’s Pride Corp. *	345	3,112
Ralcorp Holdings, Inc. *	690	46,099
Reynolds American, Inc.	2,070	109,296
Sanderson Farms, Inc.	460	22,522
Sara Lee Corp.	8,395	113,836
Smithfield Foods, Inc. *	1,955	33,645
The Coca-Cola Co.	27,025	1,424,758
The Hain Celestial Group, Inc. *	920	14,600
The Hershey Co.	1,955	77,731
The J.M. Smucker Co.	1,495	89,222
The Pepsi Bottling Group, Inc.	1,725	65,947
Tootsie Roll Industries, Inc.	690	18,775
TreeHouse Foods, Inc. *	460	19,794
Tyson Foods, Inc., Class A	3,565	60,748
Universal Corp.	460	24,403
Vector Group Ltd.	1,265	18,254

		7,796,656

Health Care Equipment & Services 4.7%
Aetna, Inc.	5,635	168,994
AGA Medical Holdings, Inc. *	690	9,246
Align Technology, Inc. *	1,035	18,734
Allscripts-Misys Healthcare Solutions, Inc. *	920	16,459
Amedisys, Inc. *	460	26,519
American Medical Systems Holdings, Inc. *	1,150	20,838
AMERIGROUP Corp. *	805	21,155
AmerisourceBergen Corp.	3,795	106,412
AmSurg Corp. *	805	16,631
athenahealth, Inc. *	460	16,946
Baxter International, Inc.	7,705	438,646
Beckman Coulter, Inc.	920	60,315
Becton, Dickinson & Co.	2,875	223,876
Boston Scientific Corp. *	19,205	148,647
Brookdale Senior Living, Inc. *	1,150	20,677
C.R. Bard, Inc.	1,265	105,982
Cardinal Health, Inc.	4,600	156,262
CareFusion Corp. *	2,300	58,052
Catalyst Health Solutions, Inc. *	575	21,672
Centene Corp. *	1,035	18,495
Cerner Corp. *	805	66,775
Chemed Corp.	345	18,478
CIGNA Corp.	3,450	118,197
Community Health Systems, Inc. *	1,265	43,352
CONMED Corp. *	805	17,613
Coventry Health Care, Inc. *	1,955	45,317
Cyberonics, Inc. *	460	8,211
DaVita, Inc. *	1,265	77,937
DENTSPLY International, Inc.	1,840	60,886
Eclipsys Corp. *	920	17,121
Edwards Lifesciences Corp. *	690	63,363
Emdeon, Inc., Class A *	1,150	17,940
Emergency Medical Services Corp., Class A *	345	17,961
Emeritus Corp. *	805	14,120
ev3, Inc. *	1,495	21,752
Express Scripts, Inc. *	3,220	309,152
Gen-Probe, Inc. *	575	25,921
Genoptix, Inc. *	460	14,982
Gentiva Health Services, Inc. *	690	19,120
Haemonetics Corp. *	345	18,454
Health Management Associates, Inc., Class A *	3,335	24,312
Health Net, Inc. *	1,265	29,209
HEALTHSOUTH Corp. *	1,150	19,895
Healthspring, Inc. *	690	12,703
Henry Schein, Inc. *	1,150	65,354
Hill-Rom Holdings, Inc.	805	21,123
HMS Holdings Corp. *	460	21,178
Hologic, Inc. *	3,220	55,545
Hospira, Inc. *	2,070	108,323
Humana, Inc. *	2,185	103,416
IDEXX Laboratories, Inc. *	805	42,512
Immucor, Inc. *	1,035	20,007
Integra LifeSciences Holdings Corp. *	575	22,885
Intuitive Surgical, Inc. *	460	159,684
Invacare Corp.	805	21,960
Inverness Medical Innovations, Inc. *	1,035	40,386
Kindred Healthcare, Inc. *	1,150	20,033
Kinetic Concepts, Inc. *	805	33,746

See financial notes 21

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Laboratory Corp. of America Holdings *	1,380	101,168
Landauer, Inc.	115	6,989
LHC Group, Inc. *	230	6,923
LifePoint Hospitals, Inc. *	690	21,045
Lincare Holdings, Inc. *	805	32,329
Magellan Health Services, Inc. *	575	24,104
Masimo Corp. *	690	19,106
McKesson Corp.	3,450	204,067
MedAssets, Inc. *	805	17,428
Medco Health Solutions, Inc. *	5,980	378,175
MEDNAX, Inc. *	575	30,762
Medtronic, Inc.	14,030	608,902
Meridian Bioscience, Inc.	805	17,839
Omnicare, Inc.	1,495	40,470
Owens & Minor, Inc.	575	25,674
Patterson Cos., Inc. *	1,265	37,545
Phase Forward, Inc. *	1,265	15,091
PSS World Medical, Inc. *	805	16,977
Psychiatric Solutions, Inc. *	1,035	22,201
Quality Systems, Inc.	345	19,748
Quest Diagnostics, Inc.	1,955	110,946
RehabCare Group, Inc. *	460	12,806
ResMed, Inc. *	920	52,514
Select Medical Holdings Corp. *	1,840	15,070
Sirona Dental Systems, Inc. *	575	20,637
St. Jude Medical, Inc. *	4,370	167,021
Stryker Corp.	3,910	207,621
Teleflex, Inc.	460	28,032
Tenet Healthcare Corp. *	6,210	32,727
The Cooper Cos., Inc.	575	23,034
Thoratec Corp. *	690	19,907
UnitedHealth Group, Inc.	14,720	498,419
Universal American Financial Corp. *	1,035	14,914
Universal Health Services, Inc., Class B	1,150	35,673
Varian Medical Systems, Inc. *	1,610	78,842
VCA Antech, Inc. *	1,035	24,654
Volcano Corp. *	1,150	23,678
WellCare Health Plans, Inc. *	690	18,423
WellPoint, Inc. *	5,865	362,868
West Pharmaceutical Services, Inc.	460	17,917
Wright Medical Group, Inc. *	690	11,627
Zimmer Holdings, Inc. *	2,760	158,231
Zoll Medical Corp. *	345	8,942

		7,084,527

Household & Personal Products 2.6%
Alberto-Culver Co.	1,035	28,690
Avon Products, Inc.	5,405	164,528
Bare Escentuals, Inc. *	1,610	29,270
Central Garden & Pet Co., Class A *	920	8,786
Church & Dwight Co., Inc.	920	61,806
Colgate-Palmolive Co.	6,325	524,595
Energizer Holdings, Inc. *	920	53,314
Herbalife Ltd.	805	32,240
Kimberly-Clark Corp.	5,290	321,315
Mead Johnson Nutrition Co.	2,554	120,804
NBTY, Inc. *	690	31,326
Nu Skin Enterprises, Inc., Class A	805	21,510
Revlon, Inc., Class A *	690	10,343
The Clorox Co.	1,725	105,760
The Estee Lauder Cos., Inc., Class A	1,495	89,894
The Procter & Gamble Co.	37,145	2,350,536

		3,954,717

Insurance 4.2%
Aflac, Inc.	5,980	295,711
Alleghany Corp. *	115	31,884
Allied World Assurance Co. Holdings Ltd.	460	21,206
American Financial Group, Inc.	920	23,800
American National Insurance Co.	230	24,964
American Physicians Capital, Inc.	115	3,268
AMERISAFE, Inc. *	230	3,958
AmTrust Financial Services, Inc.	805	11,407
Aon Corp.	3,105	127,119
Arch Capital Group Ltd. *	690	51,046
Argo Group International Holdings Ltd.	460	12,802
Arthur J. Gallagher & Co.	1,380	32,747
Aspen Insurance Holdings Ltd.	920	25,999
Assurant, Inc.	1,495	45,627
Assured Guaranty Ltd.	1,610	33,971
Axis Capital Holdings Ltd.	1,840	57,868
Berkshire Hathaway, Inc., Class B *	24,262	1,944,114
Brown & Brown, Inc.	1,495	25,086
Cincinnati Financial Corp.	1,955	52,589
CNA Financial Corp. *	805	19,795
CNA Surety Corp. *	575	9,269
Conseco, Inc. *	3,565	17,754
Delphi Financial Group, Inc., Class A	805	17,171
Endurance Specialty Holdings Ltd.	690	26,537
Enstar Group Ltd. *	115	7,246
Erie Indemnity Co., Class A	460	18,225
Everest Re Group Ltd.	690	58,940
FBL Financial Group, Inc., Class A	115	2,337
Fidelity National Financial, Inc., Class A	2,990	42,607
First American Corp.	1,610	51,890
Flagstone Reinsurance Holdings Ltd.	805	9,209
Genworth Financial, Inc., Class A *	6,440	102,654
Greenlight Capital Re Ltd., Class A *	345	8,735
Hanover Insurance Group, Inc.	690	29,084
Harleysville Group, Inc.	230	7,717
HCC Insurance Holdings, Inc.	1,380	38,502
Hilltop Holdings, Inc. *	805	9,628
Infinity Property & Casualty Corp.	115	4,686
Lincoln National Corp.	3,795	95,558
Loews Corp.	4,485	163,523
Markel Corp. *	115	40,566
Marsh & McLennan Cos., Inc.	6,670	154,877
Max Capital Group Ltd.	920	22,209
MBIA, Inc. *	2,760	13,303
Mercury General Corp.	460	18,888
MetLife, Inc.	7,360	267,830
Montpelier Re Holdings Ltd.	1,035	18,361
Old Republic International Corp.	2,875	32,459
OneBeacon Insurance Group Ltd., Class A	1,495	22,679
PartnerRe Ltd.	805	64,086
Platinum Underwriters Holdings Ltd.	575	21,499
PMA Capital Corp., Class A *	345	1,960

22 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Principal Financial Group, Inc.	3,910	90,751
ProAssurance Corp. *	460	24,527
Protective Life Corp.	1,035	19,003
Prudential Financial, Inc.	5,865	307,385
Reinsurance Group of America, Inc.	920	43,728
RenaissanceRe Holdings Ltd.	805	44,565
RLI Corp.	345	18,385
Safety Insurance Group, Inc.	230	8,542
Selective Insurance Group, Inc.	690	11,185
StanCorp Financial Group, Inc.	575	24,714
State Auto Financial Corp.	575	10,546
The Allstate Corp.	6,785	212,031
The Chubb Corp.	4,485	226,313
The Hartford Financial Services Group, Inc.	4,830	117,707
The Navigators Group, Inc. *	230	8,710
The Progressive Corp.	8,050	138,057
The Travelers Cos., Inc.	6,900	362,871
Torchmark Corp.	1,035	48,127
Tower Group, Inc.	460	10,474
Transatlantic Holdings, Inc.	690	34,293
Unitrin, Inc.	920	22,227
Unum Group	4,255	88,547
Validus Holdings Ltd.	1,150	32,189
W.R. Berkley Corp.	1,840	47,362
White Mountains Insurance Group Ltd.	115	39,864
XL Capital Ltd., Class A	4,370	79,840
Zenith National Insurance Corp.	575	21,902

		6,338,795

Materials 3.7%
Airgas, Inc.	805	51,633
AK Steel Holding Corp.	1,495	32,187
Albemarle Corp.	1,150	43,113
Alcoa, Inc.	12,880	171,304
Allegheny Technologies, Inc.	1,265	55,230
Allied Nevada Gold Corp. *	690	9,494
AMCOL International Corp.	690	17,554
AptarGroup, Inc.	805	31,017
Ashland, Inc.	920	43,314
Ball Corp.	1,150	62,146
Bemis Co., Inc.	1,380	40,393
Cabot Corp.	805	23,393
Calgon Carbon Corp. *	1,265	19,620
Carpenter Technology Corp.	920	27,480
Celanese Corp., Series A	1,840	57,390
Century Aluminum Co. *	690	8,411
CF Industries Holdings, Inc.	690	73,306
Cliffs Natural Resources, Inc.	1,725	97,290
Commercial Metals Co.	1,495	24,518
Compass Minerals International, Inc.	345	26,058
Crown Holdings, Inc. *	2,070	56,552
Cytec Industries, Inc.	575	24,535
Domtar Corp. *	460	24,044
E.I. du Pont de Nemours & Co.	10,695	360,635
Eagle Materials, Inc.	690	16,277
Eastman Chemical Co.	805	47,938
Ecolab, Inc.	2,990	125,999
FMC Corp.	920	52,596
Freeport-McMoRan Copper & Gold, Inc.	5,290	397,596
Graphic Packaging Holding Co. *	3,795	13,207
Greif, Inc., Class A	460	23,570
H.B. Fuller Co.	920	19,311
Hecla Mining Co. *	3,220	16,744
Huntsman Corp.	2,300	31,579
International Flavors & Fragrances, Inc.	920	38,741
International Paper Co.	5,175	119,905
Intrepid Potash, Inc. *	690	18,989
Kaiser Aluminum Corp.	460	15,359
Martin Marietta Materials, Inc.	575	45,551
MeadWestvaco Corp.	1,955	44,848
Minerals Technologies, Inc.	345	16,846
Monsanto Co.	6,900	487,485
Nalco Holding Co.	1,725	40,123
NewMarket Corp.	230	20,481
Newmont Mining Corp.	6,095	300,362
Nucor Corp.	3,680	152,352
Olin Corp.	1,150	20,136
OM Group, Inc. *	575	19,792
Owens-Illinois, Inc. *	2,185	64,763
Packaging Corp. of America	1,265	30,107
Pactiv Corp. *	1,610	39,864
PPG Industries, Inc.	2,185	134,465
Praxair, Inc.	3,910	293,797
Reliance Steel & Aluminum Co.	805	35,694
Rock-Tenn Co., Class A	460	19,246
Rockwood Holdings, Inc. *	920	22,071
Royal Gold, Inc.	460	20,672
RPM International, Inc.	1,725	33,206
Schnitzer Steel Industries, Inc., Class A	345	15,753
Sealed Air Corp.	1,955	39,941
Sensient Technologies Corp.	690	18,230
Sigma-Aldrich Corp.	1,380	65,812
Silgan Holdings, Inc.	345	19,703
Solutia, Inc. *	1,610	22,653
Sonoco Products Co.	1,265	37,419
Southern Copper Corp.	2,760	81,034
Steel Dynamics, Inc.	2,760	45,071
Stillwater Mining Co. *	1,035	11,747
Temple-Inland, Inc.	1,380	25,696
Terra Industries, Inc.	1,380	56,815
Texas Industries, Inc.	460	16,344
The Dow Chemical Co.	14,490	410,212
The Lubrizol Corp.	805	63,603
The Mosaic Co.	1,955	114,152
The Scotts Miracle-Gro Co., Class A	575	22,454
The Valspar Corp.	1,150	31,464
Titanium Metals Corp. *	1,265	14,914
United States Steel Corp.	1,840	97,410
Valhi, Inc.	1,035	18,061
Vulcan Materials Co.	1,380	59,906
W.R. Grace & Co. *	805	23,313
Walter Energy, Inc.	690	54,213
Westlake Chemical Corp.	690	13,973
Weyerhaeuser Co.	2,645	106,858
Worthington Industries, Inc.	1,610	25,502

		5,672,542

Media 2.9%
Arbitron, Inc.	115	2,473

See financial notes 23

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Belo Corp., Class A	1,035	6,966
Cablevision Systems Corp., Class A	2,990	71,999
CBS Corp., Class B	7,935	103,076
Cinemark Holdings, Inc.	920	14,821
Clear Channel Outdoor Holdings, Inc., Class A *	1,150	10,948
Comcast Corp., Class A	36,570	601,211
DIRECTV, Class A *	12,535	424,310
Discovery Communications, Inc., Series A *	3,565	111,050
DISH Network Corp., Class A	2,760	55,117
DreamWorks Animation SKG, Inc., Class A *	920	39,983
Gannett Co., Inc.	3,220	48,783
Interactive Data Corp.	690	20,914
John Wiley & Sons, Inc., Class A	575	24,138
Lamar Advertising Co., Class A *	805	24,214
Liberty Global, Inc., Series A *	3,220	86,554
Liberty Media - Starz, Series A *	633	32,239
Liberty Media Corp. - Capital, Series A *	1,035	35,024
Madison Square Garden, Inc., Class A *	743	14,489
Meredith Corp.	575	17,664
Morningstar, Inc. *	345	15,215
News Corp., Class A	29,785	398,225
Omnicom Group, Inc.	3,910	143,184
Regal Entertainment Group, Class A	1,610	24,053
Scripps Networks Interactive, Class A	1,035	40,965
Sirius XM Radio, Inc. *	49,795	50,791
The Interpublic Group of Cos., Inc. *	6,095	45,712
The McGraw-Hill Cos., Inc.	4,025	137,655
The New York Times Co., Class A *	2,070	22,646
The Walt Disney Co.	22,571	705,118
The Washington Post Co., Class B	115	48,336
Time Warner Cable, Inc.	4,600	214,774
Time Warner, Inc.	14,835	430,808
Valassis Communications, Inc. *	575	14,732
Viacom, Inc., Class B *	6,900	204,585
Virgin Media, Inc.	3,680	59,616
World Wrestling Entertainment, Inc., Class A	1,265	21,568

		4,323,956

Pharmaceuticals, Biotechnology & Life Sciences 7.9%
Abbott Laboratories	19,550	1,061,174
Abraxis BioScience, Inc. *	575	18,601
Acorda Therapeutics, Inc. *	805	24,295
Alexion Pharmaceuticals, Inc. *	1,150	56,948
Alkermes, Inc. *	2,185	25,040
Allergan, Inc.	4,025	235,181
Allos Therapeutics, Inc. *	2,990	23,262
Alnylam Pharmaceuticals, Inc. *	1,035	18,030
AMAG Pharmaceuticals, Inc. *	230	8,784
Amgen, Inc. *	12,765	722,627
Amylin Pharmaceuticals, Inc. *	1,840	34,776
Auxilium Pharmaceuticals, Inc. *	575	17,365
Bio-Rad Laboratories, Inc., Class A *	230	21,480
Biogen Idec, Inc. *	3,680	202,437
BioMarin Pharmaceutical, Inc. *	1,380	27,600
Bristol-Myers Squibb Co.	21,563	528,509
Bruker Corp. *	1,035	12,937
Celgene Corp. *	5,750	342,240
Cephalon, Inc. *	920	63,176
Cepheid, Inc. *	1,380	20,838
Charles River Laboratories International, Inc. *	805	30,526
Covance, Inc. *	805	45,579
Cubist Pharmaceuticals, Inc. *	1,035	21,776
Dendreon Corp. *	1,495	46,689
Dionex Corp. *	230	15,709
Eli Lilly & Co.	12,420	426,503
Endo Pharmaceuticals Holdings, Inc. *	1,265	28,779
Exelixis, Inc. *	1,610	10,417
Forest Laboratories, Inc. *	3,795	113,394
Genzyme Corp. *	3,335	190,762
Gilead Sciences, Inc. *	11,500	547,515
Halozyme Therapeutics, Inc. *	2,875	15,726
Human Genome Sciences, Inc. *	2,300	64,745
Illumina, Inc. *	1,840	66,829
Impax Laboratories, Inc. *	690	10,633
Incyte Corp. *	1,610	17,163
Johnson & Johnson	35,075	2,209,725
King Pharmaceuticals, Inc. *	3,105	34,931
Life Technologies Corp. *	2,300	116,748
Luminex Corp. *	1,265	18,532
MannKind Corp. *	1,035	10,340
Martek Biosciences Corp. *	920	18,244
Medicis Pharmaceutical Corp., Class A	805	18,112
Medivation, Inc. *	690	24,847
Merck & Co., Inc.	38,640	1,425,043
Mettler-Toledo International, Inc. *	460	45,728
Millipore Corp. *	690	65,143
Mylan, Inc. *	3,795	80,985
Myriad Genetics, Inc. *	1,150	26,450
Nektar Therapeutics *	2,300	28,497
Onyx Pharmaceuticals, Inc. *	805	22,347
OSI Pharmaceuticals, Inc. *	690	25,544
Par Pharmaceutical Cos., Inc. *	805	20,149
PAREXEL International Corp. *	1,495	30,124
PDL BioPharma, Inc.	2,300	16,100
PerkinElmer, Inc.	1,610	35,758
Perrigo Co.	1,035	51,305
Pfizer, Inc.	102,235	1,794,224
Pharmaceutical Product Development, Inc.	1,495	31,485
Regeneron Pharmaceuticals, Inc. *	1,035	25,316
Salix Pharmaceuticals Ltd. *	920	26,275
Savient Pharmaceuticals, Inc. *	1,495	20,153
Seattle Genetics, Inc. *	1,955	19,941
Talecris Biotherapeutics Holdings Corp. *	575	12,316
Targacept, Inc. *	460	8,722
Techne Corp.	460	29,403
Thermo Fisher Scientific, Inc. *	5,060	246,776
United Therapeutics Corp. *	575	33,011
Valeant Pharmaceuticals International *	805	29,962
Varian, Inc. *	345	17,830
Vertex Pharmaceuticals, Inc. *	2,415	98,073
ViroPharma, Inc. *	2,415	30,091
VIVUS, Inc. *	1,265	10,626

24 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Waters Corp. *	1,150	68,609
Watson Pharmaceuticals, Inc. *	1,265	50,334

		11,995,844

Real Estate 2.3%
Acadia Realty Trust	460	7,696
Alexandria Real Estate Equities, Inc.	575	35,431
AMB Property Corp.	1,955	47,585
American Campus Communities, Inc.	690	19,072
Annaly Capital Management, Inc.	7,015	128,936
Anworth Mortgage Asset Corp.	2,530	17,103
Apartment Investment & Management Co., Class A	1,610	26,871
AvalonBay Communities, Inc.	1,035	84,270
BioMed Realty Trust, Inc.	1,495	23,098
Boston Properties, Inc.	1,840	124,991
Brandywine Realty Trust	1,955	21,916
BRE Properties, Inc.	690	23,260
Brookfield Properties Corp.	3,335	46,256
Camden Property Trust	805	32,240
Capstead Mortgage Corp.	1,380	17,167
CB Richard Ellis Group, Inc., Class A *	2,990	39,468
CBL & Associates Properties, Inc.	2,185	25,980
Chimera Investment Corp.	8,165	32,660
Colonial Properties Trust	805	9,491
Colony Financial, Inc.	920	18,345
Corporate Office Properties Trust	690	25,413
DCT Industrial Trust, Inc.	3,910	19,237
Developers Diversified Realty Corp.	1,955	20,743
DiamondRock Hospitality Co. *	2,453	21,930
Digital Realty Trust, Inc.	920	47,454
Douglas Emmett, Inc.	1,610	22,685
Duke Realty Corp.	2,875	31,912
DuPont Fabros Technology, Inc.	460	9,016
EastGroup Properties, Inc.	460	16,514
Entertainment Properties Trust	575	21,976
Equity Lifestyle Properties, Inc.	345	17,160
Equity One, Inc.	1,150	21,241
Equity Residential	3,450	124,476
Essex Property Trust, Inc.	345	29,635
Extra Space Storage, Inc.	1,955	22,052
Federal Realty Investment Trust	805	55,513
Forest City Enterprises, Inc., Class A *	2,070	24,840
Forestar Group, Inc. *	460	8,160
Franklin Street Properties Corp.	1,035	13,424
Hatteras Financial Corp.	690	17,919
HCP, Inc.	3,680	105,910
Health Care REIT, Inc.	1,495	63,328
Healthcare Realty Trust, Inc.	920	19,219
Highwoods Properties, Inc.	920	26,726
Home Properties, Inc.	460	21,068
Hospitality Properties Trust	1,610	35,372
Host Hotels & Resorts, Inc. *	7,945	93,036
HRPT Properties Trust	2,875	20,183
Inland Real Estate Corp.	460	3,864
Jones Lang LaSalle, Inc.	460	29,297
Kilroy Realty Corp.	690	19,548
Kimco Realty Corp.	4,945	68,686
LaSalle Hotel Properties	1,035	20,089
Liberty Property Trust	1,380	42,683
Mack-Cali Realty Corp.	920	30,857
Medical Properties Trust, Inc.	920	9,467
MFA Financial, Inc.	3,450	24,978
Mid-America Apartment Communities, Inc.	460	23,892
National Health Investors, Inc.	575	20,016
National Retail Properties, Inc.	1,150	24,403
Nationwide Health Properties, Inc.	1,380	45,802
OMEGA Healthcare Investors, Inc.	1,150	21,816
Plum Creek Timber Co., Inc.	2,070	73,961
Post Properties, Inc.	575	11,063
Potlatch Corp.	575	18,987
ProLogis	5,980	77,082
PS Business Parks, Inc.	345	16,905
Public Storage	1,725	141,778
Rayonier, Inc.	1,035	43,025
Realty Income Corp.	1,265	35,420
Redwood Trust, Inc.	1,265	18,026
Regency Centers Corp.	1,150	39,870
Senior Housing Properties Trust	1,610	33,472
Simon Property Group, Inc.	3,566	279,182
SL Green Realty Corp.	920	46,975
Sovran Self Storage, Inc.	575	18,245
Starwood Property Trust, Inc.	920	17,213
Sunstone Hotel Investors, Inc. *	2,300	20,562
Tanger Factory Outlet Centers, Inc.	460	19,168
Taubman Centers, Inc.	690	26,724
The Macerich Co.	1,151	41,022
The St. Joe Co. *	1,265	34,787
UDR, Inc.	1,840	30,912
Ventas, Inc.	1,955	86,391
Vornado Realty Trust	2,300	151,156
Washington Real Estate Investment Trust	690	19,223
Weingarten Realty Investors	1,610	33,150

		3,457,675

Retailing 3.7%
99 Cents Only Stores *	1,495	24,668
Aaron’s, Inc.	690	20,472
Abercrombie & Fitch Co., Class A	1,035	37,695
Advance Auto Parts, Inc.	1,150	46,920
Aeropostale, Inc. *	805	28,465
Amazon.com, Inc. *	3,910	462,944
American Eagle Outfitters, Inc.	2,300	38,801
AnnTaylor Stores Corp. *	1,380	23,750
AutoNation, Inc. *	920	16,330
AutoZone, Inc. *	345	57,246
Barnes & Noble, Inc.	1,035	20,772
Bed Bath & Beyond, Inc. *	3,335	138,769
Best Buy Co., Inc.	4,255	155,307
Big Lots, Inc. *	1,035	34,672
Blue Nile, Inc. *	345	17,678
Cabela’s, Inc. *	1,380	21,335
CarMax, Inc. *	2,530	51,081
Chico’s FAS, Inc. *	2,300	31,165
Collective Brands, Inc. *	1,035	23,391
Dick’s Sporting Goods, Inc. *	1,035	25,182
Dillard’s, Inc., Class A	805	13,580
Dollar General Corp. *	460	10,989
Dollar Tree, Inc. *	1,150	64,101
DSW, Inc., Class A *	460	12,388

See financial notes 25

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Expedia, Inc. *	2,645	58,825
Family Dollar Stores, Inc.	1,610	53,114
Foot Locker, Inc.	2,070	26,848
GameStop Corp., Class A *	1,955	33,626
Genuine Parts Co.	1,955	78,904
Group 1 Automotive, Inc. *	575	15,968
Guess?, Inc.	690	28,145
hhgregg, Inc. *	460	9,600
HSN, Inc. *	690	14,945
J. Crew Group, Inc. *	690	29,035
J.C. Penney Co., Inc.	2,645	72,949
Jo-Ann Stores, Inc. *	345	13,058
Jos. A. Bank Clothiers, Inc. *	460	20,576
Kohl’s Corp. *	3,680	198,058
Liberty Media Corp. - Interactive, Series A *	7,705	97,006
Limited Brands, Inc.	3,450	76,279
LKQ Corp. *	1,840	35,236
Lowe’s Cos., Inc.	18,400	436,264
Lumber Liquidators Holdings, Inc. *	345	7,652
Macy’s, Inc.	5,405	103,506
Netflix, Inc. *	575	37,979
Nordstrom, Inc.	2,185	80,714
O’Reilly Automotive, Inc. *	1,725	67,792
Office Depot, Inc. *	3,565	25,739
OfficeMax, Inc. *	1,725	27,548
Penske Automotive Group, Inc. *	1,150	16,733
PetSmart, Inc.	1,610	43,824
Priceline.com, Inc. *	575	130,387
RadioShack Corp.	1,610	31,492
Rent-A-Center, Inc. *	1,035	23,018
Ross Stores, Inc.	1,610	78,745
Saks, Inc. *	1,955	13,646
Sally Beauty Holdings, Inc. *	2,645	21,663
Sears Holdings Corp. *	690	66,012
Signet Jewelers Ltd. *	1,035	29,818
Staples, Inc.	9,085	234,030
Target Corp.	8,625	444,360
The Buckle, Inc.	575	16,830
The Children’s Place Retail Stores, Inc. *	575	21,971
The Dress Barn, Inc. *	920	22,871
The Gap, Inc.	6,440	138,460
The Gymboree Corp. *	345	15,008
The Home Depot, Inc.	21,620	674,544
The Men’s Wearhouse, Inc.	690	14,738
The Sherwin-Williams Co.	1,265	80,176
The TJX Cos., Inc.	5,290	220,223
Tiffany & Co.	1,610	71,468
Tractor Supply Co. *	460	25,171
Ulta Salon, Cosmetics & Fragrance, Inc. *	690	12,648
Urban Outfitters, Inc. *	1,725	55,562
Williams-Sonoma, Inc.	1,265	27,147

		5,557,612

Semiconductors & Semiconductor Equipment 2.7%
Advanced Micro Devices, Inc. *	8,050	63,675
Altera Corp.	3,680	89,902
Amkor Technology, Inc. *	1,840	11,077
Analog Devices, Inc.	3,680	107,603
Applied Materials, Inc.	17,020	208,325
Atheros Communications *	805	28,891
Atmel Corp. *	5,175	23,339
Broadcom Corp., Class A	5,405	169,285
Cabot Microelectronics Corp. *	230	8,142
Cavium Networks, Inc. *	920	21,988
Cree, Inc. *	1,150	78,004
Cymer, Inc. *	460	14,407
Cypress Semiconductor Corp. *	2,185	25,870
Diodes, Inc. *	460	9,021
Fairchild Semiconductor International, Inc. *	2,415	24,923
FEI Co. *	690	14,683
FormFactor, Inc. *	1,035	17,026
Hittite Microwave Corp. *	460	19,200
Integrated Device Technology, Inc. *	3,105	16,984
Intel Corp.	70,610	1,449,623
International Rectifier Corp. *	920	18,612
Intersil Corp., Class A	1,495	22,186
KLA-Tencor Corp.	2,185	63,649
Lam Research Corp. *	1,610	54,595
Linear Technology Corp.	2,645	71,865
LSI Corp. *	8,165	44,009
Marvell Technology Group Ltd. *	6,325	122,199
Maxim Integrated Products, Inc.	3,910	72,413
MEMC Electronic Materials, Inc. *	2,760	33,424
Microchip Technology, Inc.	2,300	62,238
Micron Technology, Inc. *	10,810	97,939
Microsemi Corp. *	1,265	19,620
MKS Instruments, Inc. *	1,150	20,735
Monolithic Power Systems, Inc. *	345	7,007
National Semiconductor Corp.	2,875	41,630
Netlogic Microsystems, Inc. *	460	24,927
Novellus Systems, Inc. *	1,150	25,438
NVIDIA Corp. *	7,015	113,643
OmniVision Technologies, Inc. *	460	6,684
ON Semiconductor Corp. *	5,520	43,939
PMC-Sierra, Inc. *	2,760	22,908
Power Integrations, Inc.	575	20,677
Rambus, Inc. *	1,380	30,291
RF Micro Devices, Inc. *	4,485	18,882
Semtech Corp. *	1,150	18,251
Silicon Laboratories, Inc. *	575	26,128
Skyworks Solutions, Inc. *	2,070	31,609
Teradyne, Inc. *	2,300	22,977
Tessera Technologies, Inc. *	690	12,392
Texas Instruments, Inc.	16,100	392,518
TriQuint Semiconductor, Inc. *	3,450	24,806
Varian Semiconductor Equipment Associates, Inc. *	920	27,674
Veeco Instruments, Inc. *	805	27,451
Xilinx, Inc.	3,565	92,084

		4,137,368

Software & Services 7.4%
Activision Blizzard, Inc.	7,360	78,237
Acxiom Corp. *	1,150	19,389
Adobe Systems, Inc. *	6,670	231,115
Advent Software, Inc. *	460	18,547
Akamai Technologies, Inc. *	2,300	60,490
Alliance Data Systems Corp. *	690	38,254

26 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ANSYS, Inc. *	1,035	45,395
AOL, Inc. *	1,323	32,784
ArcSight, Inc. *	690	18,492
Ariba, Inc. *	1,610	19,336
Autodesk, Inc. *	2,875	80,155
Automatic Data Processing, Inc.	6,325	263,183
Blackbaud, Inc.	805	18,740
Blackboard, Inc. *	460	17,977
BMC Software, Inc. *	2,300	84,732
Broadridge Financial Solutions, Inc.	1,725	36,294
CA, Inc.	5,290	119,025
CACI International, Inc., Class A *	345	17,098
Cadence Design Systems, Inc. *	3,335	19,010
Citrix Systems, Inc. *	2,300	98,923
Cognizant Technology Solutions Corp., Class A *	3,680	177,118
CommVault Systems, Inc. *	920	20,148
Computer Sciences Corp. *	1,955	101,249
Compuware Corp. *	2,990	22,395
Concur Technologies, Inc. *	575	22,621
Convergys Corp. *	1,610	19,867
CyberSource Corp. *	1,150	19,700
DealerTrack Holdings, Inc. *	460	6,541
Digital River, Inc. *	805	21,163
DST Systems, Inc. *	460	17,678
EarthLink, Inc.	2,185	18,223
eBay, Inc. *	13,915	320,323
Electronic Arts, Inc. *	4,140	68,641
Equinix, Inc. *	460	43,456
Euronet Worldwide, Inc. *	690	12,503
FactSet Research Systems, Inc.	575	38,065
Fair Isaac Corp.	805	18,483
Fidelity National Information Services, Inc.	4,140	93,316
Fiserv, Inc. *	2,070	99,836
Fortinet, Inc. *	460	7,903
Gartner, Inc. *	920	21,887
Genpact Ltd. *	1,495	22,560
Global Payments, Inc.	1,035	44,308
Google, Inc., Class A *	2,875	1,514,550
GSI Commerce, Inc. *	920	22,972
Hewitt Associates, Inc., Class A *	1,035	39,320
IAC/InterActiveCorp *	1,380	30,898
Informatica Corp. *	1,035	26,413
Intuit, Inc. *	3,795	122,806
j2 Global Communications, Inc. *	920	19,964
Jack Henry & Associates, Inc.	1,035	23,370
JDA Software Group, Inc. *	690	19,527
Lawson Software, Inc. *	2,760	16,615
Lender Processing Services, Inc.	1,150	43,907
ManTech International Corp., Class A *	345	17,036
MasterCard, Inc., Class A	1,265	283,828
MAXIMUS, Inc.	345	19,865
McAfee, Inc. *	1,955	77,594
Mentor Graphics Corp. *	1,035	8,611
MICROS Systems, Inc. *	1,035	31,091
Microsoft Corp.	100,395	2,877,321
MicroStrategy, Inc., Class A *	230	20,399
NetSuite, Inc. *	1,265	15,635
NeuStar, Inc., Class A *	920	21,326
Novell, Inc. *	4,485	21,035
Nuance Communications, Inc. *	2,760	39,716
Oracle Corp.	48,530	1,196,264
Parametric Technology Corp. *	1,380	24,026
Paychex, Inc.	4,140	123,952
Pegasystems, Inc.	575	20,700
Progress Software Corp. *	805	22,556
Quest Software, Inc. *	1,035	17,440
Rackspace Hosting, Inc. *	1,035	20,524
Red Hat, Inc. *	2,415	67,741
Rovi Corp. *	1,265	42,377
SAIC, Inc. *	2,530	49,841
Salesforce.com, Inc. *	1,265	85,957
Sapient Corp. *	2,300	20,746
SAVVIS, Inc. *	1,150	16,204
Solarwinds, Inc. *	575	10,816
Solera Holdings, Inc.	805	27,499
Sourcefire, Inc. *	345	8,059
SRA International, Inc., Class A *	920	17,535
SuccessFactors, Inc. *	1,265	22,909
Switch & Data Facilities Co. *	460	8,229
Sybase, Inc. *	1,035	45,944
Symantec Corp. *	10,465	173,196
Synopsys, Inc. *	1,725	37,778
Syntel, Inc.	460	15,594
Taleo Corp., Class A *	460	10,828
TeleTech Holdings, Inc. *	1,035	18,102
The Ultimate Software Group, Inc. *	345	10,667
TIBCO Software, Inc. *	2,300	21,091
TiVo, Inc. *	1,725	16,353
Total System Services, Inc.	2,530	36,027
Tyler Technologies, Inc. *	460	8,354
Unisys Corp. *	690	24,088
ValueClick, Inc. *	1,840	17,462
VeriFone Holdings, Inc. *	1,380	26,634
VeriSign, Inc. *	2,530	63,048
Visa, Inc., Class A	5,405	460,938
VMware, Inc., Class A *	460	22,775
WebMD Health Corp. *	575	24,771
Websense, Inc. *	1,035	22,211
Western Union Co.	8,855	139,732
Wright Express Corp. *	575	16,284
Yahoo!, Inc. *	16,790	257,055

		11,141,266

Technology Hardware & Equipment 8.2%
3Com Corp. *	4,715	35,975
3PAR, Inc. *	1,725	15,922
ADC Telecommunications, Inc. *	2,760	17,498
ADTRAN, Inc.	805	18,821
Agilent Technologies, Inc. *	4,370	137,480
Amphenol Corp., Class A	2,185	91,005
Anixter International, Inc. *	460	19,200
Apple, Inc. *	11,270	2,306,067
Arris Group, Inc. *	1,725	17,802
Arrow Electronics, Inc. *	1,610	45,418
Aruba Networks, Inc. *	1,265	14,838
Avnet, Inc. *	1,955	53,978
AVX Corp.	1,610	19,803
Benchmark Electronics, Inc. *	1,150	22,770
Blue Coat Systems, Inc. *	690	19,996
Brightpoint, Inc. *	2,415	17,219

See financial notes 27

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Brocade Communications Systems, Inc. *	5,175	30,118
Ciena Corp. *	460	6,596
Cisco Systems, Inc. *	73,140	1,779,496
Cogent, Inc. *	1,955	19,355
Cognex Corp.	1,035	19,562
CommScope, Inc. *	1,150	29,314
Comtech Telecommunications Corp. *	575	18,182
Corning, Inc.	19,895	350,749
Dell, Inc. *	22,310	295,161
Diebold, Inc.	805	23,313
Dolby Laboratories, Inc., Class A *	690	36,756
EchoStar Corp., Class A *	1,035	20,845
Electronics for Imaging, Inc. *	575	6,820
EMC Corp. *	25,530	446,520
Emulex Corp. *	1,725	21,908
F5 Networks, Inc. *	1,035	57,753
FLIR Systems, Inc. *	1,955	52,414
Harris Corp.	1,610	72,804
Hewlett-Packard Co.	30,130	1,530,303
Infinera Corp. *	2,300	17,434
Ingram Micro, Inc., Class A *	1,955	34,603
InterDigital, Inc. *	920	23,598
Intermec, Inc. *	1,380	19,651
International Business Machines Corp.	16,790	2,135,016
IPG Photonics Corp. *	575	9,097
Itron, Inc. *	460	30,797
Jabil Circuit, Inc.	2,530	38,380
JDS Uniphase Corp. *	3,105	33,317
Juniper Networks, Inc. *	6,785	189,844
Lexmark International, Inc., Class A *	920	31,013
Littelfuse, Inc. *	230	8,186
Loral Space & Communications, Inc. *	230	7,482
Molex, Inc.	1,840	37,628
Motorola, Inc. *	27,255	184,244
Multi-Fineline Electronix, Inc. *	690	15,042
National Instruments Corp.	805	25,454
NCR Corp. *	1,955	24,672
NetApp, Inc. *	4,255	127,693
NETGEAR, Inc. *	460	11,661
Palm, Inc. *	1,955	11,926
Plantronics, Inc.	690	19,617
Plexus Corp. *	690	23,798
Polycom, Inc. *	1,035	27,024
QLogic Corp. *	1,610	29,302
QUALCOMM, Inc.	20,815	763,702
Riverbed Technology, Inc. *	805	21,936
Rofin-Sinar Technologies, Inc. *	805	16,494
SanDisk Corp. *	2,875	83,749
Sanmina-SCI Corp. *	920	15,217
ScanSource, Inc. *	690	17,940
Seagate Technology *	6,325	125,931
STEC, Inc. *	805	8,275
Sycamore Networks, Inc.	609	11,729
Synaptics, Inc. *	805	21,494
SYNNEX Corp. *	690	19,762
Tech Data Corp. *	575	24,633
Tekelec *	1,150	18,998
Tellabs, Inc.	4,485	30,991
Teradata Corp. *	2,070	63,114
Trimble Navigation Ltd. *	1,495	40,171
ViaSat, Inc. *	575	17,480
Vishay Intertechnology, Inc. *	2,760	28,290
Western Digital Corp. *	2,875	111,061
Xerox Corp.	16,679	156,282
Zebra Technologies Corp., Class A *	690	19,713

		12,405,202

Telecommunication Services 2.7%
AboveNet, Inc. *	345	21,086
American Tower Corp., Class A *	5,060	215,860
AT&T, Inc.	75,325	1,868,813
Atlantic Tele-Network, Inc.	345	15,139
CenturyTel, Inc.	3,795	130,055
Clearwire Corp., Class A *	2,990	19,016
Crown Castle International Corp. *	3,105	117,369
Frontier Communications Corp.	3,795	29,563
Global Crossing Ltd. *	1,495	21,304
Leap Wireless International, Inc. *	1,380	19,693
Level 3 Communications, Inc. *	22,770	36,204
MetroPCS Communications, Inc. *	3,105	19,158
NII Holdings, Inc. *	2,185	81,763
Qwest Communications International, Inc.	16,790	76,562
SBA Communications Corp., Class A *	1,495	52,863
Sprint Nextel Corp. *	36,110	120,246
Syniverse Holdings, Inc. *	1,035	17,409
Telephone & Data Systems, Inc.	1,150	35,891
tw telecom, Inc. *	1,955	31,065
United States Cellular Corp. *	460	16,850
Verizon Communications, Inc.	36,340	1,051,316
Windstream Corp.	5,520	55,918

		4,053,143

Transportation 1.8%
Alaska Air Group, Inc. *	690	24,150
Alexander & Baldwin, Inc.	575	18,504
Allegiant Travel Co. *	230	11,992
AMERCO *	230	12,059
AMR Corp. *	4,370	40,160
Arkansas Best Corp.	345	9,053
Atlas Air Worldwide Holdings, Inc. *	230	10,368
Avis Budget Group, Inc. *	1,380	14,518
C.H. Robinson Worldwide, Inc.	2,070	110,393
Con-way, Inc.	575	18,682
Continental Airlines, Inc., Class B *	1,840	38,014
CSX Corp.	4,945	234,690
Delta Air Lines, Inc. *	10,120	130,751
Expeditors International of Washington, Inc.	2,645	96,463
FedEx Corp.	3,680	311,917
Genesee & Wyoming, Inc., Class A *	575	18,314
Heartland Express, Inc.	1,265	19,367
Hertz Global Holdings, Inc. *	2,530	23,782
Hub Group, Inc., Class A *	690	18,609
J.B. Hunt Transport Services, Inc.	1,150	40,802
JetBlue Airways Corp. *	3,565	18,823
Kansas City Southern *	1,150	39,445
Kirby Corp. *	690	22,777
Knight Transportation, Inc.	1,150	22,713
Landstar System, Inc.	690	27,524
Norfolk Southern Corp.	4,600	236,578

28 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Old Dominion Freight Line, Inc. *	690	21,211
Ryder System, Inc.	690	24,350
SkyWest, Inc.	1,265	18,671
Southwest Airlines Co.	9,430	118,629
UAL Corp. *	2,875	49,306
Union Pacific Corp.	6,325	426,115
United Parcel Service, Inc., Class B	8,855	520,143
UTI Worldwide, Inc.	1,380	20,603
Werner Enterprises, Inc.	920	20,525

		2,790,001

Utilities 3.6%
AGL Resources, Inc.	920	33,424
Allegheny Energy, Inc.	2,070	46,885
ALLETE, Inc.	575	18,084
Alliant Energy Corp.	1,380	43,649
Ameren Corp.	2,645	65,358
American Electric Power Co., Inc.	5,980	201,048
American Water Works Co., Inc.	1,150	25,599
Aqua America, Inc.	1,725	29,532
Atmos Energy Corp.	1,150	31,579
Avista Corp.	920	18,731
Black Hills Corp.	690	19,230
California Water Service Group	460	16,505
Calpine Corp. *	4,715	51,582
CenterPoint Energy, Inc.	4,600	61,548
Cleco Corp.	690	17,416
CMS Energy Corp.	2,760	42,145
Consolidated Edison, Inc.	3,565	152,404
Constellation Energy Group, Inc.	2,300	80,661
Dominion Resources, Inc.	7,475	283,975
DPL, Inc.	1,380	36,625
DTE Energy Co.	2,070	89,879
Duke Energy Corp.	16,215	265,115
Dynegy, Inc., Class A *	8,625	12,938
Edison International	3,680	120,078
El Paso Electric Co. *	920	18,510
Energen Corp.	920	41,823
Entergy Corp.	2,415	183,468
EQT Corp.	1,495	65,421
Exelon Corp.	8,395	363,503
FirstEnergy Corp.	3,795	146,677
FPL Group, Inc.	4,830	223,967
Great Plains Energy, Inc.	1,610	28,674
Hawaiian Electric Industries, Inc.	1,150	23,426
IDACORP, Inc.	690	22,791
Integrys Energy Group, Inc.	920	40,554
ITC Holdings Corp.	575	30,694
MDU Resources Group, Inc.	2,070	42,311
MGE Energy, Inc.	460	15,249
Mirant Corp. *	1,840	23,147
National Fuel Gas Co.	805	40,041
New Jersey Resources Corp.	575	20,942
Nicor, Inc.	575	23,949
NiSource, Inc.	3,450	51,819
Northeast Utilities	2,185	55,936
Northwest Natural Gas Co.	460	20,235
NorthWestern Corp.	805	20,165
NRG Energy, Inc. *	3,335	72,836
NSTAR	1,265	42,782
NV Energy, Inc.	2,875	31,941
OGE Energy Corp.	1,150	42,044
ONEOK, Inc.	1,265	56,077
Ormat Technologies, Inc.	460	13,308
Pepco Holdings, Inc.	2,760	46,423
PG&E Corp.	4,715	197,653
Piedmont Natural Gas Co., Inc.	805	20,793
Pinnacle West Capital Corp.	1,265	46,059
PNM Resources, Inc.	1,495	18,269
Portland General Electric Co.	920	16,551
PPL Corp.	4,600	131,008
Progress Energy, Inc.	3,450	132,100
Public Service Enterprise Group, Inc.	6,440	191,397
Questar Corp.	2,070	86,919
RRI Energy, Inc. *	4,600	19,550
SCANA Corp.	1,380	49,749
Sempra Energy	2,875	141,364
South Jersey Industries, Inc.	460	18,340
Southern Co.	10,120	321,512
Southwest Gas Corp.	690	19,720
TECO Energy, Inc.	2,415	37,022
The AES Corp. *	8,855	103,515
The Empire District Electric Co.	920	16,477
UGI Corp.	1,380	34,569
UIL Holdings Corp.	460	12,641
Unisource Energy Corp.	690	20,107
Vectren Corp.	1,035	24,064
Westar Energy, Inc.	1,380	29,532
WGL Holdings, Inc.	575	18,889
Wisconsin Energy Corp.	1,495	72,403
Xcel Energy, Inc.	5,635	117,264

		5,470,170

Total Common Stock (Cost $149,642,344)		150,838,846

Other Investment Company 0.1% of net assets

State Street Institutional Liquid Reserves Fund	60,408	60,408

Total Other Investment Company (Cost $60,408)		60,408

Rights 0.0% of net assets

Telecommunication Services 0.0%
Clearwire Corp. *	1,560	453

Total Rights (Cost $—)		453

End of Investments

At 02/28/10, the tax basis cost of the fund’s investments was $149,704,533 and the unrealized appreciation and depreciation were $4,535,843 and ($3,340,669), respectively, with a net unrealized appreciation of $1,195,174.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 29

 Schwab U.S. Broad Market ETF

Statement of
Assets and Liabilities
As of February 28, 2010 (unaudited)

Assets
Investments, at value (cost $149,702,752)		$150,899,707
Cash		50,006
Receivables:
Investments sold		263,529
Dividends		291,227
Interest	+	24

Total assets		151,504,493

Liabilities
Payables:
Investments bought		266,470
Investment adviser and administrator fees	+	1,047

Total liabilities		267,517

Net Assets
Total assets		151,504,493
Total liabilities	—	267,517

Net assets		$151,236,976
Net Assets by Source
Capital received from investors		149,715,768
Net investment income not yet distributed		373,158
Net realized capital losses		(48,905)
Net unrealized capital gains		1,196,955

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$151,236,976		5,750,001		$26.30

30 See financial notes

 Schwab U.S. Broad Market ETF

Statement of
Operations
For October 30, 2009* through February 28, 2010 (unaudited)

Investment Income
Dividends (including $698 from affiliated issuer and net of foreign withholding tax of $141)		$575,047
Interest	+	73

Total investment income		575,120

Expenses
Investment adviser and administrator fees		21,962

Total expenses		21,962

Net investment income		553,158

Realized and Unrealized Gains (Losses)
Net realized losses on investments		(48,905)
Net unrealized gains on investments	+	1,196,955

Net realized and unrealized gains		1,148,050

Net increase in net assets resulting from operations		$1,701,208

*	Commencement of operations.

See financial notes 31

 Schwab U.S. Broad Market ETF

Statements of
Changes in Net Assets
For the current period only. Because the fund commenced operations on October 30, 2009, it has no prior report period.
Figures for the current period are unaudited.

Operations

		10/30/09*-02/28/10
Net investment income		$553,158
Net realized losses		(48,905)
Net unrealized gains	+	1,196,955

Net increase in net assets resulting from operations		$1,701,208

Distributions to Shareholders
Distributions from net investment income		$180,000

Transactions in Fund Shares

		10/30/09*-02/28/10
		SHARES	VALUE
Shares Sold		5,750,001	$149,715,768
Shares Redeemed	+	—	—

Net transactions in fund shares		5,750,001	$149,715,768

Shares Outstanding and Net Assets

		10/30/09*-02/28/10
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	5,750,001	151,236,976

End of period		5,750,001	$151,236,976

Net investment income not yet distributed			$373,158

*	Commencement of operations.

32 See financial notes

Schwab U.S. Large-Cap ETF tm

Financial Statements

Financial Highlights

	10/30/09[1]–
	2/28/10*

Per-Share Data ($)

Net asset value at beginning of period	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.12
Net realized and unrealized gains (losses)	1.11

Total from investment operations	1.23
Less distributions:
Distributions from net investment income	(0.05)

Net asset value at end of period	26.18

Total return (%)	4.92	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.08	[3]
Gross operating expenses	0.08	[3]
Net investment income (loss)	2.08	[3]
Portfolio turnover rate[4]	1	[2]
Net assets, end of period ($ x 1,000)	116,490

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in kind creations or redemptions.

See financial notes 33

 Schwab U.S. Large-Cap ETF

Portfolio Holdings as of February 28, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabetfs.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	115,742,414	116,211,086
0.1%	Other Investment Company	86,101	86,101
—%	Rights	—	160

99.8%	Total Investments	115,828,515	116,297,347
0.2%	Other Assets and Liabilities, Net		192,282

100.0%	Net Assets		116,489,629

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 0.7%
BorgWarner, Inc. *	1,250	46,825
Ford Motor Co. *	35,272	414,093
Harley-Davidson, Inc.	2,581	63,519
Johnson Controls, Inc.	7,393	229,922
The Goodyear Tire & Rubber Co. *	2,601	33,787

		788,146

Banks 2.9%
BB&T Corp.	7,434	212,092
BOK Financial Corp.	267	12,277
Capitol Federal Financial	267	9,244
City National Corp.	445	22,214
Comerica, Inc.	1,691	61,011
Commerce Bancshares, Inc.	721	29,208
Cullen/Frost Bankers, Inc.	623	33,735
Fifth Third Bancorp	8,722	106,496
First Horizon National Corp. *	2,418	30,950
Hudson City Bancorp, Inc.	5,209	70,426
KeyCorp	9,790	69,999
M&T Bank Corp.	801	62,021
New York Community Bancorp, Inc.	4,546	70,418
People’s United Financial, Inc.	3,659	57,702
PNC Financial Services Group, Inc.	5,696	306,217
Regions Financial Corp.	13,172	88,911
SunTrust Banks, Inc.	5,387	128,264
TFS Financial Corp.	1,026	13,184
U.S. Bancorp	21,004	516,908
Wells Fargo & Co.	53,696	1,468,049

		3,369,326

Capital Goods 7.6%
3M Co.	7,031	563,535
Aecom Technology Corp. *	1,114	30,189
AGCO Corp. *	979	33,531
Alliant Techsystems, Inc. *	356	28,284
AMETEK, Inc.	1,157	45,169
Caterpillar, Inc.	6,768	386,114
Cummins, Inc.	1,962	111,402
Danaher Corp.	2,670	197,500
Deere & Co.	4,628	265,184
Donaldson Co., Inc.	759	31,316
Dover Corp.	2,047	92,647
Eaton Corp.	1,780	121,254
Emerson Electric Co.	8,324	394,058
Fastenal Co.	1,471	65,268
First Solar, Inc. *	534	56,551
Flowserve Corp.	623	62,356
Fluor Corp.	1,962	83,974
General Dynamics Corp.	3,560	258,278
General Electric Co.	115,981	1,862,655
Goodrich Corp.	1,339	87,879
Harsco Corp.	890	26,718
Honeywell International, Inc.	7,608	305,537
Hubbell, Inc., Class B	623	29,188
Illinois Tool Works, Inc.	4,717	214,718
ITT Corp.	1,962	100,513
Jacobs Engineering Group, Inc. *	1,339	51,953
Joy Global, Inc.	1,157	58,776
KBR, Inc.	1,780	36,864
L-3 Communications Holdings, Inc.	1,246	113,909
Lincoln Electric Holdings, Inc.	445	21,226
Lockheed Martin Corp.	3,382	262,984
Masco Corp.	3,924	52,464
McDermott International, Inc. *	2,496	57,034
MSC Industrial Direct Co., Class A	445	20,279
Navistar International Corp. *	581	22,752
Northrop Grumman Corp.	3,204	196,277
Owens Corning, Inc. *	1,111	26,142
PACCAR, Inc.	3,738	132,138
Pall Corp.	1,246	49,180
Parker Hannifin Corp.	1,780	107,352
Pentair, Inc.	1,026	33,407
Precision Castparts Corp.	1,517	171,042
Quanta Services, Inc. *	2,183	41,477
Raytheon Co.	4,187	235,477
Rockwell Automation, Inc.	1,560	84,380
Rockwell Collins, Inc.	1,691	95,169
Roper Industries, Inc.	979	54,276
Spirit AeroSystems Holdings, Inc., Class A *	1,115	21,319
SPX Corp.	538	32,006
SunPower Corp., Class A *	1,068	20,025
Textron, Inc.	3,029	60,338
The Boeing Co.	7,189	454,057
The Shaw Group, Inc. *	983	34,110
The Stanley Works	890	50,952
United Technologies Corp.	9,531	654,303
URS Corp. *	890	41,385
W.W. Grainger, Inc.	712	72,375

		8,819,246

34 See financial notes

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Commercial & Professional Services 0.8%
Avery Dennison Corp.	1,246	39,374
Cintas Corp.	1,424	35,301
Copart, Inc. *	759	27,081
Corrections Corp. of America *	1,204	25,766
Covanta Holding Corp. *	1,513	25,494
Equifax, Inc.	1,382	44,583
FTI Consulting, Inc. *	534	19,619
IHS, Inc., Class A *	534	27,661
Iron Mountain, Inc. *	2,094	54,193
Manpower, Inc.	894	46,059
Pitney Bowes, Inc.	2,314	52,990
R.R. Donnelley & Sons Co.	2,272	45,190
Republic Services, Inc.	3,340	93,987
Robert Half International, Inc.	1,691	47,179
Stericycle, Inc. *	890	49,110
The Dun & Bradstreet Corp.	538	37,746
Towers Watson & Co., Class A	445	19,656
Verisk Analytics, Inc., Class A *	959	27,140
Waste Connections, Inc. *	890	29,922
Waste Management, Inc.	5,000	165,100

		913,151

Consumer Durables & Apparel 0.9%
Coach, Inc.	3,475	126,629
D.R. Horton, Inc.	3,026	37,401
Fortune Brands, Inc.	1,606	70,391
Garmin Ltd.	1,254	40,065
Hasbro, Inc.	1,335	47,766
Leggett & Platt, Inc.	1,606	30,434
Mattel, Inc.	3,916	86,113
Mohawk Industries, Inc. *	534	27,544
Newell Rubbermaid, Inc.	3,026	41,607
NIKE, Inc., Class B	2,937	198,541
NVR, Inc. *	89	63,039
Polo Ralph Lauren Corp.	534	42,683
Pulte Homes, Inc. *	3,649	39,519
The Black & Decker Corp.	623	45,149
Toll Brothers, Inc. *	1,428	26,889
VF Corp.	979	75,755
Whirlpool Corp.	801	67,412

		1,066,937

Consumer Services 1.9%
Apollo Group, Inc., Class A *	1,432	85,748
Burger King Holdings, Inc.	979	17,514
Career Education Corp. *	670	18,639
Carnival Corp. *	4,628	166,423
Chipotle Mexican Grill, Inc. *	267	27,958
Darden Restaurants, Inc.	1,513	61,352
DeVry, Inc.	712	44,963
Education Management Corp. *	178	3,544
H&R Block, Inc.	3,738	64,593
Hyatt Hotels Corp., Class A *	445	14,876
International Game Technology	3,293	57,792
ITT Educational Services, Inc. *	445	48,523
Las Vegas Sands Corp. *	4,725	78,577
Marriott International, Inc., Class A	3,388	91,849
McDonald’s Corp.	11,841	756,048
MGM MIRAGE *	2,759	29,080
Penn National Gaming, Inc. *	712	16,476
Royal Caribbean Cruises Ltd. *	1,428	40,369
Starbucks Corp. *	7,968	182,547
Starwood Hotels & Resorts Worldwide, Inc.	1,873	72,485
Strayer Education, Inc.	178	40,376
Weight Watchers International, Inc.	356	9,156
Wendy’s/Arby’s Group, Inc., Class A	4,005	19,544
Wyndham Worldwide Corp. *	1,916	44,049
Wynn Resorts Ltd.	801	50,920
Yum! Brands, Inc.	5,031	169,645

		2,213,046

Diversified Financials 7.5%
Affiliated Managers Group, Inc. *	445	31,653
American Express Co.	11,573	441,973
Ameriprise Financial, Inc.	2,763	110,603
Bank of America Corp.	108,792	1,812,475
Bank of New York Mellon Corp.	13,129	374,439
BlackRock, Inc.	488	106,774
Capital One Financial Corp.	4,903	185,088
CIT Group, Inc. *	2,227	81,130
Citigroup, Inc. *	226,127	768,832
CME Group, Inc.	716	216,010
Discover Financial Services	5,967	81,450
Eaton Vance Corp.	1,246	37,617
Federated Investors, Inc., Class B	1,115	27,886
Franklin Resources, Inc.	1,695	172,415
IntercontinentalExchange, Inc. *	801	85,939
Invesco Ltd.	4,675	91,630
Jefferies Group, Inc. *	1,204	30,052
JPMorgan Chase & Co.	43,118	1,809,662
Legg Mason, Inc.	1,780	46,013
Leucadia National Corp. *	2,136	50,709
Moody’s Corp.	2,094	55,742
Morgan Stanley	13,629	384,065
MSCI, Inc., Class A *	1,115	33,428
Northern Trust Corp.	2,670	142,284
NYSE Euronext	2,806	74,022
Raymond James Financial, Inc.	1,115	28,834
SEI Investments Co.	1,738	30,624
SLM Corp. *	5,209	58,237
State Street Corp.	5,387	241,930
T. Rowe Price Group, Inc.	2,763	140,056
TD Ameritrade Holding Corp. *	2,628	45,964
The Charles Schwab Corp. (a)	10,371	189,893
The Goldman Sachs Group, Inc.	4,721	738,128
The NASDAQ OMX Group, Inc. *	1,827	34,037

		8,759,594

Energy 11.0%
Alpha Natural Resources, Inc. *	1,695	77,987
Anadarko Petroleum Corp.	5,348	375,055
Apache Corp.	3,653	378,597
Arch Coal, Inc.	1,780	40,032
Baker Hughes, Inc.	3,386	162,257
BJ Services Co.	3,208	70,095
Cabot Oil & Gas Corp.	1,161	46,603
Cameron International Corp. *	2,688	110,558

See financial notes 35

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Chesapeake Energy Corp.	7,120	189,178
Chevron Corp.	22,030	1,592,769
Cimarex Energy Co.	893	53,366
CNX Gas Corp. *	267	6,993
Cobalt International Energy, Inc. *	730	9,008
Concho Resources, Inc. *	805	37,392
ConocoPhillips	14,333	687,984
CONSOL Energy, Inc.	1,962	98,806
Continental Resources, Inc. *	356	14,055
Denbury Resources, Inc. *	2,759	38,847
Devon Energy Corp.	4,628	318,684
Diamond Offshore Drilling, Inc.	670	58,504
El Paso Corp.	7,743	81,069
EOG Resources, Inc.	2,739	257,603
EXCO Resources, Inc.	1,873	35,418
Exxon Mobil Corp.	52,085	3,385,525
FMC Technologies, Inc. *	1,339	75,212
Forest Oil Corp. *	1,068	28,943
Halliburton Co.	9,794	295,289
Helmerich & Payne, Inc.	1,072	43,438
Hess Corp.	3,208	188,630
Marathon Oil Corp.	7,836	226,852
Murphy Oil Corp.	2,051	106,447
Nabors Industries Ltd. *	3,119	68,743
National-Oilwell Varco, Inc.	4,632	201,353
Newfield Exploration Co. *	1,428	72,928
Noble Energy, Inc.	1,873	136,055
Occidental Petroleum Corp.	8,900	710,665
Oceaneering International, Inc. *	534	32,280
Patterson-UTI Energy, Inc.	1,691	26,109
Peabody Energy Corp.	2,941	135,198
Petrohawk Energy Corp. *	3,301	70,641
Pioneer Natural Resources Co.	1,250	58,313
Plains Exploration & Production Co. *	1,471	48,264
Pride International, Inc. *	1,695	47,426
Quicksilver Resources, Inc. *	1,335	19,918
Range Resources Corp.	1,695	85,784
Rowan Cos., Inc. *	1,157	30,105
Schlumberger Ltd.	13,087	799,616
Smith International, Inc.	2,403	98,499
Southwestern Energy Co. *	3,746	159,392
Spectra Energy Corp.	6,989	152,360
Sunoco, Inc.	1,246	32,857
Tesoro Corp.	1,513	18,035
The Williams Cos., Inc.	6,323	136,197
Tidewater, Inc.	534	23,800
Ultra Petroleum Corp. *	1,691	77,329
Valero Energy Corp.	6,187	108,396
Whiting Petroleum Corp. *	534	39,970
XTO Energy, Inc.	6,388	291,932

		12,773,361

Food & Staples Retailing 2.6%
Costco Wholesale Corp.	4,717	287,595
CVS Caremark Corp.	15,493	522,889
Safeway, Inc.	4,450	110,894
SUPERVALU, Inc.	2,361	36,052
Sysco Corp.	6,455	186,549
The Kroger Co.	6,675	147,518
Wal-Mart Stores, Inc.	23,987	1,296,977
Walgreen Co.	10,858	382,636
Whole Foods Market, Inc. *	1,173	41,630

		3,012,740

Food, Beverage & Tobacco 5.5%
Altria Group, Inc.	22,653	455,778
Archer-Daniels-Midland Co.	6,408	188,139
Brown-Forman Corp., Class B	1,246	65,241
Bunge Ltd.	1,343	80,029
Campbell Soup Co.	2,318	77,259
Coca-Cola Enterprises, Inc.	3,475	88,786
ConAgra Foods, Inc.	4,942	120,881
Constellation Brands, Inc., Class A *	2,136	32,126
Dean Foods Co. *	2,004	29,238
Dr. Pepper Snapple Group, Inc.	2,539	80,613
Flowers Foods, Inc.	937	23,884
General Mills, Inc.	3,382	243,538
H.J. Heinz Co.	3,429	157,391
Hansen Natural Corp. *	801	33,322
Hormel Foods Corp.	801	32,929
Kellogg Co.	2,581	134,599
Kraft Foods, Inc., Class A	17,451	496,132
Lorillard, Inc.	1,780	130,011
McCormick & Co., Inc.	1,246	46,239
Molson Coors Brewing Co., Class B	1,691	68,283
PepsiAmericas, Inc.	670	20,087
PepsiCo, Inc.	17,224	1,075,983
Philip Morris International, Inc.	20,927	1,025,005
Ralcorp Holdings, Inc. *	623	41,623
Reynolds American, Inc.	1,869	98,683
Sara Lee Corp.	7,256	98,391
Smithfield Foods, Inc. *	1,737	29,894
The Coca-Cola Co.	23,364	1,231,750
The Hershey Co.	1,738	69,103
The J.M. Smucker Co.	1,250	74,600
The Pepsi Bottling Group, Inc.	1,513	57,842
Tyson Foods, Inc., Class A	3,208	54,664

		6,462,043

Health Care Equipment & Services 4.4%
Aetna, Inc.	4,806	144,132
AmerisourceBergen Corp.	3,251	91,158
Baxter International, Inc.	6,679	380,235
Beckman Coulter, Inc.	759	49,760
Becton, Dickinson & Co.	2,492	194,052
Boston Scientific Corp. *	16,534	127,973
C.R. Bard, Inc.	1,068	89,477
Cardinal Health, Inc.	3,916	133,027
CareFusion Corp. *	2,005	50,606
Cerner Corp. *	712	59,060
CIGNA Corp.	2,937	100,622
Community Health Systems, Inc. *	983	33,687
Coventry Health Care, Inc. *	1,606	37,227
DaVita, Inc. *	1,157	71,283
DENTSPLY International, Inc.	1,602	53,010
Edwards Lifesciences Corp. *	623	57,210
Express Scripts, Inc. *	2,763	265,276
Gen-Probe, Inc. *	534	24,073
Henry Schein, Inc. *	979	55,637
Hologic, Inc. *	2,806	48,403

36 See financial notes

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hospira, Inc. *	1,780	93,147
Humana, Inc. *	1,869	88,460
IDEXX Laboratories, Inc. *	623	32,901
Intuitive Surgical, Inc. *	445	154,477
Inverness Medical Innovations, Inc. *	937	36,562
Kinetic Concepts, Inc. *	670	28,086
Laboratory Corp. of America Holdings *	1,115	81,741
Lincare Holdings, Inc. *	712	28,594
McKesson Corp.	3,006	177,805
Medco Health Solutions, Inc. *	5,162	326,445
Medtronic, Inc.	12,151	527,353
Omnicare, Inc.	1,293	35,002
Patterson Cos., Inc. *	1,068	31,698
Quest Diagnostics, Inc.	1,691	95,964
ResMed, Inc. *	801	45,721
St. Jude Medical, Inc. *	3,653	139,618
Stryker Corp.	3,301	175,283
Teleflex, Inc.	445	27,118
UnitedHealth Group, Inc.	12,774	432,528
Universal Health Services, Inc., Class B	983	30,493
Varian Medical Systems, Inc. *	1,335	65,375
WellPoint, Inc. *	4,992	308,855
Zimmer Holdings, Inc. *	2,318	132,891

		5,162,025

Household & Personal Products 2.8%
Alberto-Culver Co.	1,025	28,413
Avon Products, Inc.	4,697	142,977
Church & Dwight Co., Inc.	801	53,811
Colgate-Palmolive Co.	5,433	450,613
Energizer Holdings, Inc. *	801	46,418
Kimberly-Clark Corp.	4,539	275,699
Mead Johnson Nutrition Co.	2,225	105,242
The Clorox Co.	1,513	92,762
The Estee Lauder Cos., Inc., Class A	1,289	77,508
The Procter & Gamble Co.	32,083	2,030,212

		3,303,655

Insurance 4.3%
Aflac, Inc.	5,077	251,058
Alleghany Corp. *	89	24,675
Allied World Assurance Co. Holdings Ltd.	403	18,578
American Financial Group, Inc.	848	21,938
American International Group, Inc. *	1,335	33,068
Aon Corp.	2,717	111,234
Arch Capital Group Ltd. *	623	46,090
Assurant, Inc.	1,293	39,462
Axis Capital Holdings Ltd.	1,560	49,062
Berkshire Hathaway, Inc., Class B *	20,923	1,676,560
Brown & Brown, Inc.	1,293	21,697
Cincinnati Financial Corp.	1,649	44,358
CNA Financial Corp. *	287	7,057
Everest Re Group Ltd.	670	57,232
Fidelity National Financial, Inc., Class A	2,539	36,181
First American Corp.	1,293	41,673
Genworth Financial, Inc., Class A *	5,263	83,892
Hanover Insurance Group, Inc.	534	22,508
HCC Insurance Holdings, Inc.	1,258	35,098
Lincoln National Corp.	3,323	83,673
Loews Corp.	3,874	141,246
Markel Corp. *	93	32,806
Marsh & McLennan Cos., Inc.	5,696	132,261
MetLife, Inc.	6,319	229,949
Old Republic International Corp.	2,539	28,665
PartnerRe Ltd.	623	49,597
Principal Financial Group, Inc.	3,297	76,523
Prudential Financial, Inc.	5,077	266,086
Reinsurance Group of America, Inc.	759	36,075
RenaissanceRe Holdings Ltd.	712	39,416
The Allstate Corp.	5,886	183,938
The Chubb Corp.	3,742	188,821
The Hartford Financial Services Group, Inc.	4,187	102,037
The Progressive Corp. *	6,989	119,861
The Travelers Cos., Inc.	5,975	314,225
Torchmark Corp.	890	41,385
Transatlantic Holdings, Inc.	670	33,299
Unum Group	3,607	75,062
W.R. Berkley Corp.	1,513	38,945
Wesco Financial Corp.	100	37,555
White Mountains Insurance Group Ltd.	89	30,851
XL Capital Ltd., Class A	3,785	69,152

		4,972,849

Materials 3.6%
Air Products & Chemicals, Inc.	2,140	146,761
Airgas, Inc.	801	51,376
Albemarle Corp.	979	36,703
Alcoa, Inc.	10,700	142,310
Allegheny Technologies, Inc.	983	42,918
AptarGroup, Inc.	712	27,433
Ball Corp.	1,068	57,715
Bemis Co., Inc.	1,157	33,865
Celanese Corp., Series A	1,602	49,966
CF Industries Holdings, Inc.	623	66,188
Cliffs Natural Resources, Inc.	1,428	80,539
Crown Holdings, Inc. *	1,738	47,482
E.I. du Pont de Nemours & Co.	9,256	312,112
Eastman Chemical Co.	712	42,400
Ecolab, Inc.	2,581	108,763
FMC Corp.	801	45,793
Freeport-McMoRan Copper & Gold, Inc.	4,543	341,452
International Flavors & Fragrances, Inc.	890	37,478
International Paper Co.	4,361	101,044
Intrepid Potash, Inc. *	514	14,145
Martin Marietta Materials, Inc.	449	35,570
MeadWestvaco Corp.	1,606	36,842
Monsanto Co.	5,921	418,319
Newmont Mining Corp.	5,251	258,769
Nucor Corp.	3,115	128,961
Owens-Illinois, Inc. *	1,869	55,397
Pactiv Corp. *	1,471	36,422
PPG Industries, Inc.	1,784	109,787
Praxair, Inc.	3,382	254,124
Reliance Steel & Aluminum Co.	712	31,570

See financial notes 37

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sealed Air Corp.	1,691	34,547
Sigma-Aldrich Corp.	1,157	55,177
Sonoco Products Co.	1,068	31,592
Southern Copper Corp.	2,314	67,939
Steel Dynamics, Inc.	2,314	37,788
Terra Industries, Inc.	1,072	44,134
The Dow Chemical Co.	12,549	355,262
The Lubrizol Corp.	712	56,255
The Mosaic Co.	1,606	93,774
The Scotts Miracle-Gro Co., Class A	449	17,534
The Valspar Corp.	979	26,785
United States Steel Corp.	1,602	84,810
Vulcan Materials Co.	1,250	54,263
Walter Energy, Inc.	603	47,378
Weyerhaeuser Co.	2,314	93,486

		4,252,928

Media 2.9%
Cablevision Systems Corp., Class A	2,581	62,151
CBS Corp., Class B	6,679	86,760
Clear Channel Outdoor Holdings, Inc., Class A *	403	3,837
Comcast Corp., Class A	31,552	518,715
DIRECTV, Class A *	10,776	364,768
Discovery Communications, Inc., Series A *	3,026	94,260
DISH Network Corp., Class A	2,314	46,211
DreamWorks Animation SKG, Inc., Class A *	670	29,118
Interactive Data Corp.	356	10,790
John Wiley & Sons, Inc., Class A	534	22,417
Liberty Global, Inc., Series A *	2,759	74,162
Liberty Media - Starz, Series A *	538	27,400
Madison Square Garden, Inc., Class A *	642	12,519
News Corp., Class A	25,369	339,184
Omnicom Group, Inc.	3,382	123,849
Scripps Networks Interactive, Class A	890	35,226
The Interpublic Group of Cos., Inc. *	5,294	39,705
The McGraw-Hill Cos., Inc.	3,471	118,708
The Walt Disney Co.	19,426	606,868
The Washington Post Co., Class B	89	37,408
Time Warner Cable, Inc.	3,831	178,869
Time Warner, Inc.	12,823	372,380
Viacom, Inc., Class B *	5,874	174,164
Virgin Media, Inc.	3,162	51,224

		3,430,693

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
Abbott Laboratories	16,910	917,875
Alexion Pharmaceuticals, Inc. *	983	48,678
Allergan, Inc.	3,386	197,844
Amgen, Inc. *	11,125	629,786
Amylin Pharmaceuticals, Inc. *	1,428	26,989
Biogen Idec, Inc. *	3,115	171,356
Bristol-Myers Squibb Co.	18,559	454,881
Celgene Corp. *	5,031	299,445
Cephalon, Inc. *	801	55,005
Charles River Laboratories International, Inc. *	712	26,999
Covance, Inc. *	712	40,313
Dendreon Corp. *	1,428	44,596
Eli Lilly & Co.	10,769	369,808
Endo Pharmaceuticals Holdings, Inc. *	1,115	25,366
Forest Laboratories, Inc. *	3,293	98,395
Genzyme Corp. *	2,941	168,225
Gilead Sciences, Inc. *	9,968	474,577
Illumina, Inc. *	1,351	49,068
Johnson & Johnson	30,306	1,909,278
King Pharmaceuticals, Inc. *	2,670	30,038
Life Technologies Corp. *	1,958	99,388
Merck & Co., Inc.	33,418	1,232,456
Mettler-Toledo International, Inc. *	356	35,390
Millipore Corp. *	623	58,817
Mylan, Inc. *	3,293	70,273
Myriad Genetics, Inc. *	1,026	23,598
OSI Pharmaceuticals, Inc. *	623	23,063
PerkinElmer, Inc.	1,250	27,763
Perrigo Co.	890	44,117
Pfizer, Inc.	88,321	1,550,034
Pharmaceutical Product Development, Inc.	1,246	26,241
Talecris Biotherapeutics Holdings Corp. *	534	11,438
Techne Corp.	445	28,444
Thermo Fisher Scientific, Inc. *	4,454	217,222
Vertex Pharmaceuticals, Inc. *	2,090	84,875
Waters Corp. *	1,068	63,717
Watson Pharmaceuticals, Inc. *	1,157	46,037

		9,681,395

Real Estate 1.5%
AMB Property Corp.	1,602	38,993
Annaly Capital Management, Inc.	6,006	110,390
AvalonBay Communities, Inc.	890	72,464
Boston Properties, Inc.	1,517	103,050
Brookfield Properties Corp.	2,806	38,919
CB Richard Ellis Group, Inc., Class A *	2,709	35,759
Digital Realty Trust, Inc.	801	41,316
Equity Residential	3,026	109,178
Federal Realty Investment Trust	627	43,238
HCP, Inc.	3,204	92,211
Health Care REIT, Inc.	1,335	56,551
Host Hotels & Resorts, Inc.	6,895	80,740
Kimco Realty Corp.	4,404	61,172
Liberty Property Trust	1,246	38,539
Nationwide Health Properties, Inc.	1,204	39,961
Piedmont Office Realty Trust, Inc., Class A *	623	10,435
Plum Creek Timber Co., Inc.	1,780	63,599
ProLogis	5,208	67,131
Public Storage	1,428	117,367
Rayonier, Inc.	894	37,164
Realty Income Corp.	1,115	31,220
Regency Centers Corp.	979	33,942
Simon Property Group, Inc.	3,121	244,343
The St. Joe Co. *	983	27,032
Ventas, Inc.	1,691	74,725
Vornado Realty Trust	1,962	128,943

		1,798,382

38 See financial notes

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 3.5%
Abercrombie & Fitch Co., Class A	979	35,655
Advance Auto Parts, Inc.	1,026	41,861
Amazon.com, Inc. *	3,382	400,429
American Eagle Outfitters, Inc.	1,958	33,031
AutoNation, Inc. *	801	14,218
AutoZone, Inc. *	356	59,071
Bed Bath & Beyond, Inc. *	2,848	118,505
Best Buy Co., Inc.	3,738	136,437
CarMax, Inc. *	2,136	43,126
Dollar General Corp. *	364	8,696
Dollar Tree, Inc. *	979	54,569
Expedia, Inc. *	2,314	51,463
Family Dollar Stores, Inc.	1,424	46,978
GameStop Corp., Class A *	1,738	29,894
Genuine Parts Co.	1,738	70,146
Guess?, Inc.	623	25,412
J.C. Penney Co., Inc.	2,314	63,820
Kohl’s Corp. *	3,115	167,649
Liberty Media Corp. - Interactive, Series A *	6,497	81,797
Limited Brands, Inc.	3,030	66,993
Lowe’s Cos., Inc.	16,063	380,854
Macy’s, Inc.	4,628	88,626
Netflix, Inc. *	534	35,271
Nordstrom, Inc.	1,869	69,041
O’Reilly Automotive, Inc. *	1,513	59,461
PetSmart, Inc.	1,382	37,618
Priceline.com, Inc. *	445	100,908
Ross Stores, Inc.	1,335	65,295
Sears Holdings Corp. *	623	59,602
Staples, Inc.	7,964	205,153
Target Corp.	7,476	385,164
The Gap, Inc.	5,518	118,637
The Home Depot, Inc.	18,648	581,818
The Sherwin-Williams Co.	1,068	67,690
The TJX Cos., Inc.	4,674	194,579
Tiffany & Co.	1,339	59,438
Urban Outfitters, Inc. *	1,516	48,830

		4,107,735

Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc. *	6,687	52,894
Altera Corp.	3,204	78,274
Analog Devices, Inc.	3,204	93,685
Applied Materials, Inc.	14,727	180,258
Broadcom Corp., Class A *	4,655	145,795
Cree, Inc. *	1,026	69,594
Intel Corp.	60,976	1,251,837
KLA-Tencor Corp.	1,869	54,444
Lam Research Corp. *	1,424	48,288
Linear Technology Corp.	2,225	60,453
LSI Corp. *	6,989	37,671
Marvell Technology Group Ltd. *	5,344	103,246
Maxim Integrated Products, Inc.	3,382	62,635
MEMC Electronic Materials, Inc. *	2,446	29,621
Microchip Technology, Inc.	1,958	52,983
Micron Technology, Inc. *	9,214	83,479
National Semiconductor Corp.	2,539	36,765
NVIDIA Corp. *	5,967	96,665
ON Semiconductor Corp. *	4,717	37,547
Texas Instruments, Inc.	13,953	340,174
Varian Semiconductor Equipment Associates, Inc. *	801	24,094
Xilinx, Inc.	3,026	78,162

		3,018,564

Software & Services 7.5%
Activision Blizzard, Inc. *	6,230	66,225
Adobe Systems, Inc. *	5,765	199,757
Akamai Technologies, Inc. *	1,916	50,391
Alliance Data Systems Corp. *	538	29,827
ANSYS, Inc. *	979	42,939
AOL, Inc. *	1,167	28,918
Autodesk, Inc. *	2,450	68,306
Automatic Data Processing, Inc.	5,518	229,604
BMC Software, Inc. *	2,005	73,864
Broadridge Financial Solutions, Inc.	1,560	32,822
CA, Inc.	4,586	103,185
Citrix Systems, Inc. *	1,962	84,386
Cognizant Technology Solutions Corp., Class A *	3,204	154,209
Computer Sciences Corp. *	1,691	87,577
DST Systems, Inc. *	445	17,101
eBay, Inc. *	12,015	276,585
Electronic Arts, Inc. *	3,518	58,328
Equinix, Inc. *	445	42,039
FactSet Research Systems, Inc.	445	29,459
Fidelity National Information Services, Inc.	3,599	81,121
Fiserv, Inc. *	1,695	81,750
Genpact Ltd. *	623	9,401
Global Payments, Inc.	890	38,101
Google, Inc., Class A *	2,496	1,314,893
Hewitt Associates, Inc., Class A *	937	35,597
IAC/InterActiveCorp *	1,072	24,002
Intuit, Inc. *	3,293	106,562
Lender Processing Services, Inc.	1,072	40,929
ManTech International Corp., Class A *	267	13,184
MasterCard, Inc., Class A	1,068	239,627
McAfee, Inc. *	1,691	67,116
Microsoft Corp.	86,894	2,490,382
Nuance Communications, Inc. *	2,472	35,572
Oracle Corp.	42,046	1,036,434
Paychex, Inc.	3,518	105,329
Red Hat, Inc. *	2,047	57,418
Rovi Corp. *	1,107	37,085
SAIC, Inc. *	2,051	40,405
Salesforce.com, Inc. *	1,157	78,618
Sybase, Inc. *	890	39,507
Symantec Corp. *	8,989	148,768
Synopsys, Inc. *	1,648	36,091
Total System Services, Inc.	2,140	30,474
VeriSign, Inc. *	2,136	53,229
Visa, Inc., Class A	4,717	402,266
VMware, Inc., Class A *	445	22,032
Western Union Co.	7,565	119,376
Yahoo!, Inc. *	14,333	219,438

		8,680,229

See financial notes 39

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Technology Hardware & Equipment 8.5%
Agilent Technologies, Inc. *	3,807	119,768
Amphenol Corp., Class A	1,873	78,010
Apple, Inc. *	9,701	1,985,019
Arrow Electronics, Inc. *	1,335	37,660
Avnet, Inc. *	1,691	46,689
Brocade Communications Systems, Inc. *	4,578	26,644
Cisco Systems, Inc. *	63,317	1,540,503
Corning, Inc.	17,127	301,949
Dell, Inc. *	18,972	251,000
Dolby Laboratories, Inc., Class A *	534	28,446
EMC Corp. *	22,118	386,844
F5 Networks, Inc. *	890	49,662
FLIR Systems, Inc. *	1,606	43,057
Harris Corp.	1,493	67,513
Hewlett-Packard Co.	26,035	1,322,318
Ingram Micro, Inc., Class A *	1,780	31,506
International Business Machines Corp.	14,465	1,839,369
Itron, Inc. *	445	29,793
Juniper Networks, Inc. *	5,785	161,864
Molex, Inc.	1,432	29,284
Motorola, Inc. *	23,653	159,894
NCR Corp. *	1,738	21,934
NetApp, Inc. *	3,649	109,506
QUALCOMM, Inc.	17,936	658,072
SanDisk Corp. *	2,492	72,592
Seagate Technology *	5,518	109,863
Tellabs, Inc.	3,984	27,529
Teradata Corp. *	1,916	58,419
Trimble Navigation Ltd. *	1,293	34,743
Western Digital Corp. *	2,450	94,644
Xerox Corp.	14,297	133,963

		9,858,057

Telecommunication Services 2.9%
American Tower Corp., Class A *	4,361	186,040
AT&T, Inc.	65,186	1,617,265
CenturyTel, Inc.	3,208	109,938
Clearwire Corp., Class A *	933	5,934
Crown Castle International Corp. *	2,670	100,926
Frontier Communications Corp.	3,518	27,405
Level 3 Communications, Inc. *	17,744	28,213
MetroPCS Communications, Inc. *	2,713	16,739
NII Holdings, Inc. *	1,784	66,757
Qwest Communications International, Inc.	15,436	70,388
SBA Communications Corp., Class A *	1,246	44,059
Sprint Nextel Corp. *	31,715	105,611
Telephone & Data Systems, Inc.	1,026	32,021
United States Cellular Corp. *	136	4,982
Verizon Communications, Inc.	31,374	907,650
Windstream Corp.	4,853	49,161

		3,373,089

Transportation 1.7%
C.H. Robinson Worldwide, Inc.	1,869	99,674
CSX Corp.	4,272	202,749
Delta Air Lines, Inc. *	8,467	109,394
Expeditors International of Washington, Inc.	2,318	84,537
FedEx Corp.	3,204	271,571
Hertz Global Holdings, Inc. *	2,047	19,242
J.B. Hunt Transport Services, Inc.	1,026	36,402
Kansas City Southern *	1,026	35,192
Norfolk Southern Corp.	4,005	205,977
Ryder System, Inc.	623	21,986
Southwest Airlines Co.	8,145	102,464
Union Pacific Corp.	5,518	371,748
United Parcel Service, Inc., Class B	7,654	449,596

		2,010,532

Utilities 3.8%
AGL Resources, Inc.	801	29,100
Allegheny Energy, Inc.	1,827	41,382
Alliant Energy Corp.	1,204	38,082
Ameren Corp.	2,407	59,477
American Electric Power Co., Inc.	5,209	175,127
American Water Works Co., Inc.	979	21,793
Aqua America, Inc.	1,471	25,183
Atmos Energy Corp.	979	26,883
Calpine Corp. *	3,835	41,955
CenterPoint Energy, Inc.	4,028	53,895
CMS Energy Corp.	2,450	37,411
Consolidated Edison, Inc.	3,118	133,294
Constellation Energy Group, Inc.	2,047	71,788
Dominion Resources, Inc.	6,544	248,607
DPL, Inc.	1,293	34,316
DTE Energy Co.	1,827	79,328
Duke Energy Corp.	14,131	231,042
Dynegy, Inc., Class A *	5,518	8,277
Edison International	3,339	108,952
Energen Corp.	801	36,413
Entergy Corp.	2,051	155,814
EQT Corp.	1,339	58,595
Exelon Corp.	7,209	312,150
FirstEnergy Corp.	3,340	129,091
FPL Group, Inc.	4,141	192,018
Integrys Energy Group, Inc.	801	35,308
ITC Holdings Corp.	534	28,505
MDU Resources Group, Inc.	1,916	39,163
Mirant Corp. *	1,602	20,153
National Fuel Gas Co.	712	35,415
NiSource, Inc.	2,984	44,820
Northeast Utilities	1,916	49,050
NRG Energy, Inc. *	2,852	62,288
NSTAR	1,157	39,130
NV Energy, Inc.	2,535	28,164
OGE Energy Corp.	1,080	39,485
ONEOK, Inc.	1,068	47,344
Pepco Holdings, Inc.	2,450	41,209
PG&E Corp.	4,094	171,620
Piedmont Natural Gas Co., Inc.	712	18,391
Pinnacle West Capital Corp.	1,068	38,886
PPL Corp.	4,052	115,401
Progress Energy, Inc.	3,026	115,866
Public Service Enterprise Group, Inc.	5,565	165,392
Questar Corp.	1,869	78,479
RRI Energy, Inc. *	3,916	16,643
SCANA Corp.	1,204	43,404

40 See financial notes

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sempra Energy	2,492	122,532
Southern Co.	8,722	277,098
TECO Energy, Inc.	2,183	33,465
The AES Corp. *	7,310	85,454
UGI Corp.	1,246	31,212
Vectren Corp.	890	20,692
Westar Energy, Inc.	1,157	24,760
Wisconsin Energy Corp.	1,246	60,344
Xcel Energy, Inc.	4,984	103,717

		4,383,363

Total Common Stock (Cost $115,742,414)		116,211,086

Other Investment Company 0.1% of net assets

State Street Institutional Liquid Reserves Fund	86,101	86,101

Total Other Investment Company (Cost $86,101)		86,101

Rights 0.0% of net assets

Telecommunication Services 0.0%
Clearwire Corp. *	553	160

Total Rights (Cost $—)		160

End of Investments.

At 02/28/10, the tax basis cost of the fund’s investments was $115,834,396 and the unrealized appreciation and depreciation were $2,933,978 and ($2,471,027), respectively, with a net unrealized appreciation of $462,951.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 41

 Schwab U.S. Large-Cap ETF

Statement of
Assets and Liabilities
As of February 28, 2010 (unaudited)

Assets
Investments, at value (cost $115,828,515)		$116,297,347
Cash		43,780
Receivables:
Investments sold		146,809
Fund shares sold		1,306,839
Dividends		224,914
Interest	+	17

Total assets		118,019,706

Liabilities
Payables:
Investments bought		1,529,249
Investment adviser and administrator fees	+	828

Total liabilities		1,530,077

Net Assets
Total assets		118,019,706
Total liabilities	—	1,530,077

Net assets		$116,489,629
Net Assets by Source
Capital received from investors		115,737,771
Net investment income not yet distributed		299,011
Net realized capital losses		(15,985)
Net unrealized capital gains		468,832

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$116,489,629		4,450,001		$26.18

42 See financial notes

 Schwab U.S. Large-Cap ETF

Statement of
Operations
For October 30, 2009* through February 28, 2010 (unaudited)

Investment Income
Dividends (including $545 from affiliated issuer and net of foreign withholding tax of $117)		$442,863
Interest	+	47

Total investment income		442,910

Expenses
Investment adviser and administrator fees		16,399

Total expenses		16,399

Net investment income		426,511

Realized and Unrealized Gains (Losses)
Net realized losses on investments		(15,985)
Net unrealized gains on investments	+	468,832

Net realized and unrealized gains		452,847

Net increase in net assets resulting from operations		$879,358

*	Commencement of operations.

See financial notes 43

 Schwab U.S. Large-Cap ETF

Statements of
Changes in Net Assets
For the current period only. Because the fund commenced operations on October 30, 2009, it has no prior report period.
Figures for the current period are unaudited.

Operations

		10/30/09*-02/28/10
Net investment income		$426,511
Net realized losses		(15,985)
Net unrealized gains	+	468,832

Net Increase in net assets resulting from operations		$879,358

Distributions to Shareholders
Distributions from net investment income		$127,500

Transactions in Fund Shares

		10/30/09*-02/28/10
		SHARES	VALUE
Shares Sold		4,450,001	$115,737,771
Shares Redeemed	+	—	—

Net transactions in fund shares		4,450,001	$115,737,771

Shares Outstanding and Net Assets

		10/30/09*-02/28/10
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	4,450,001	116,489,629

End of period		4,450,001	$116,489,629

Net investment income not yet distributed			$299,011

*	Commencement of operations.

44 See financial notes

Schwab U.S. Large-Cap Growth ETF tm

Financial Statements

Financial Highlights

	12/9/09[1]–
	2/28/10*

Per-Share Data ($)

Net asset value at beginning of period	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.04
Net realized and unrealized gains (losses)	0.80

Total from investment operations	0.84
Less distributions:
Distributions from net investment income	(0.01)

Net asset value at end of period	25.83

Total return (%)	3.36	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.15	[3]
Gross operating expenses	0.15	[3]
Net investment income (loss)	0.87	[3]
Portfolio turnover rate[4]	0	[2,5]
Net assets, end of period ($ x 1,000)	59,400

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in kind creations or redemptions.
5 Less than 1%.

See financial notes 45

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings as of February 28, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Common Stock	59,284,571	59,289,366
0.1%	Other Investment Company	53,713	53,713
—%	Rights	—	78

99.9%	Total Investments	59,338,284	59,343,157
0.1%	Other Assets and Liabilities, Net		57,010

100.0%	Net Assets		59,400,167

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 0.1%
BorgWarner, Inc. *	1,380	51,695
The Goodyear Tire & Rubber Co. *	2,806	36,450

		88,145

Banks 0.2%
Hudson City Bancorp, Inc.	5,658	76,496
TFS Financial Corp.	1,104	14,187

		90,683

Capital Goods 6.2%
Aecom Technology Corp. *	1,150	31,165
AGCO Corp. *	1,085	37,161
AMETEK, Inc.	1,242	48,488
Caterpillar, Inc.	7,314	417,264
Cummins, Inc.	2,116	120,146
Danaher Corp.	2,898	214,365
Deere & Co.	4,922	282,031
Donaldson Co., Inc.	828	34,163
Dover Corp.	2,189	99,074
Emerson Electric Co.	8,878	420,284
Fastenal Co.	1,656	73,477
First Solar, Inc. *	552	58,457
Flowserve Corp.	644	64,458
Fluor Corp.	2,116	90,565
Goodrich Corp.	1,426	93,588
Harsco Corp.	920	27,618
Illinois Tool Works, Inc.	5,014	228,237
ITT Corp.	2,116	108,403
Jacobs Engineering Group, Inc. *	1,518	58,898
Joy Global, Inc.	1,196	60,757
KBR, Inc.	1,886	39,059
Lincoln Electric Holdings, Inc.	460	21,942
McDermott International, Inc. *	2,668	60,964
MSC Industrial Direct Co., Class A	506	23,058
Navistar International Corp. *	644	25,219
Owens Corning, Inc. *	1,177	27,695
PACCAR, Inc.	4,048	143,097
Pall Corp.	1,380	54,469
Parker Hannifin Corp.	1,886	113,745
Precision Castparts Corp.	1,656	186,714
Quanta Services, Inc. *	2,300	43,700
Rockwell Collins, Inc.	1,840	103,555
Roper Industries, Inc.	1,058	58,656
Spirit AeroSystems Holdings, Inc., Class A *	1,196	22,868
SunPower Corp., Class A *	1,131	21,206
The Shaw Group, Inc. *	966	33,520
URS Corp. *	966	44,919
W.W. Grainger, Inc.	736	74,814

		3,667,799

Commercial & Professional Services 0.9%
Cintas Corp.	1,564	38,772
Copart, Inc. *	874	31,184
Corrections Corp. of America *	1,334	28,548
Covanta Holding Corp. *	1,518	25,578
Equifax, Inc.	1,472	47,487
FTI Consulting, Inc. *	598	21,970
IHS, Inc., Class A *	552	28,594
Iron Mountain, Inc. *	2,162	55,952
Manpower, Inc.	920	47,398
Robert Half International, Inc.	1,794	50,053
Stericycle, Inc. *	1,012	55,842
The Dun & Bradstreet Corp.	598	41,956
Towers Watson & Co., Class A	506	22,350
Verisk Analytics, Inc., Class A *	1,012	28,640
Waste Connections, Inc. *	920	30,930

		555,254

Consumer Durables & Apparel 0.9%
Coach, Inc.	3,680	134,099
Garmin Ltd.	1,380	44,091
NIKE, Inc., Class B	3,082	208,343
NVR, Inc. *	92	65,164
Polo Ralph Lauren Corp.	644	51,475
Pulte Homes, Inc. *	3,864	41,847

		545,019

Consumer Services 2.1%
Apollo Group, Inc., Class A *	1,518	90,898
Burger King Holdings, Inc.	1,058	18,928
Career Education Corp. *	736	20,476
Carnival Corp.	4,949	177,966
Chipotle Mexican Grill, Inc. *	368	38,533
Darden Restaurants, Inc.	1,610	65,286
DeVry, Inc.	736	46,478
Education Management Corp. *	230	4,579
International Game Technology	3,496	61,355
ITT Educational Services, Inc. *	414	45,143
Las Vegas Sands Corp. *	5,087	84,597
MGM MIRAGE *	2,898	30,545
Penn National Gaming, Inc. *	782	18,095

46 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Starbucks Corp. *	8,556	196,018
Strayer Education, Inc.	184	41,737
Weight Watchers International, Inc.	414	10,648
Wendy’s/Arby’s Group, Inc., Class A	4,324	21,101
Wyndham Worldwide Corp.	2,070	47,589
Wynn Resorts Ltd.	874	55,560
Yum! Brands, Inc.	5,428	183,032

		1,258,564

Diversified Financials 3.3%
Affiliated Managers Group, Inc. *	506	35,992
BlackRock, Inc.	506	110,713
CIT Group, Inc. *	2,346	85,465
CME Group, Inc.	782	235,922
Discover Financial Services	6,375	87,019
Eaton Vance Corp.	1,380	41,662
Franklin Resources, Inc.	1,840	187,165
IntercontinentalExchange, Inc. *	828	88,836
Jefferies Group, Inc.	1,288	32,148
Leucadia National Corp. *	2,254	53,510
Moody’s Corp.	2,235	59,496
MSCI, Inc., Class A *	1,196	35,856
Northern Trust Corp.	2,852	151,983
Raymond James Financial, Inc.	1,150	29,739
SEI Investments Co.	1,794	31,610
State Street Corp.	5,796	260,298
T. Rowe Price Group, Inc.	2,990	151,563
TD Ameritrade Holding Corp. *	2,760	48,272
The Charles Schwab Corp. (a)	11,067	202,637
The NASDAQ OMX Group, Inc. *	1,932	35,993

		1,965,879

Energy 9.9%
Alpha Natural Resources, Inc. *	1,840	84,658
Anadarko Petroleum Corp.	5,750	403,248
Arch Coal, Inc.	1,886	42,416
Baker Hughes, Inc.	3,634	174,141
BJ Services Co.	3,450	75,383
Cabot Oil & Gas Corp.	1,196	48,008
Cameron International Corp. *	2,898	119,195
Chesapeake Energy Corp.	7,590	201,666
Cimarex Energy Co.	966	57,728
CNX Gas Corp. *	322	8,433
Cobalt International Energy, Inc. *	736	9,082
Concho Resources, Inc. *	828	38,461
CONSOL Energy, Inc.	2,116	106,562
Continental Resources, Inc. *	368	14,529
Denbury Resources, Inc. *	2,898	40,804
Diamond Offshore Drilling, Inc.	782	68,284
EOG Resources, Inc.	2,944	276,883
EXCO Resources, Inc.	2,024	38,274
FMC Technologies, Inc. *	1,472	82,682
Halliburton Co.	10,488	316,213
Helmerich & Payne, Inc.	1,150	46,598
Hess Corp.	3,450	202,860
Murphy Oil Corp.	2,208	114,595
Nabors Industries Ltd. *	3,358	74,010
National-Oilwell Varco, Inc.	4,903	213,134
Noble Energy, Inc.	2,051	148,985
Occidental Petroleum Corp.	9,522	760,332
Oceaneering International, Inc. *	598	36,149
Patterson-UTI Energy, Inc.	1,794	27,699
Peabody Energy Corp.	3,109	142,921
Petrohawk Energy Corp. *	3,542	75,799
Plains Exploration & Production Co. *	1,656	54,333
Pride International, Inc. *	1,821	50,952
Quicksilver Resources, Inc. *	1,380	20,590
Range Resources Corp.	1,840	93,122
Rowan Cos., Inc. *	1,242	32,317
Schlumberger Ltd.	13,984	854,422
Smith International, Inc.	2,576	105,590
Southwestern Energy Co. *	4,002	170,285
Tesoro Corp.	1,610	19,191
Ultra Petroleum Corp. *	1,794	82,040
Whiting Petroleum Corp. *	598	44,760
XTO Energy, Inc.	6,762	309,023

		5,886,357

Food & Staples Retailing 4.6%
Costco Wholesale Corp.	5,060	308,508
CVS Caremark Corp.	16,560	558,900
Wal-Mart Stores, Inc.	25,668	1,387,869
Walgreen Co.	11,638	410,123
Whole Foods Market, Inc. *	1,315	46,669

		2,712,069

Food, Beverage & Tobacco 2.2%
Dean Foods Co. *	2,116	30,873
Flowers Foods, Inc.	1,012	25,796
Hansen Natural Corp. *	874	36,358
PepsiCo, Inc.	19,071	1,191,365
Ralcorp Holdings, Inc. *	644	43,026

		1,327,418

Health Care Equipment & Services 8.6%
Aetna, Inc.	5,133	153,939
AmerisourceBergen Corp.	3,496	98,028
Baxter International, Inc.	7,084	403,292
Beckman Coulter, Inc.	828	54,284
Becton, Dickinson & Co.	2,668	207,757
Boston Scientific Corp. *	17,710	137,075
C.R. Bard, Inc.	1,150	96,347
CareFusion Corp. *	2,097	52,928
Cerner Corp. *	736	61,051
Community Health Systems, Inc. *	1,104	37,834
Coventry Health Care, Inc. *	1,729	40,078
DaVita, Inc. *	1,196	73,686
DENTSPLY International, Inc.	1,748	57,841
Edwards Lifesciences Corp. *	644	59,139
Express Scripts, Inc. *	2,990	287,070
Gen-Probe, Inc. *	552	24,884
Henry Schein, Inc. *	1,058	60,126
Hologic, Inc. *	2,990	51,578
Hospira, Inc. *	1,886	98,694
IDEXX Laboratories, Inc. *	690	36,439
Intuitive Surgical, Inc. *	460	159,684
Inverness Medical Innovations, Inc. *	966	37,693
Kinetic Concepts, Inc. *	736	30,853
Laboratory Corp. of America Holdings *	1,242	91,051

See financial notes 47

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lincare Holdings, Inc. *	782	31,405
McKesson Corp.	3,174	187,742
Medco Health Solutions, Inc. *	5,566	351,994
Medtronic, Inc.	13,018	564,981
Patterson Cos., Inc. *	1,150	34,132
Quest Diagnostics, Inc.	1,794	101,810
ResMed, Inc. *	874	49,888
St. Jude Medical, Inc. *	3,910	149,440
Stryker Corp.	3,588	190,523
UnitedHealth Group, Inc.	13,643	461,952
Varian Medical Systems, Inc. *	1,453	71,154
WellPoint, Inc. *	5,382	332,984
Zimmer Holdings, Inc. *	2,530	145,045

		5,084,401

Household & Personal Products 1.4%
Avon Products, Inc.	4,968	151,226
Church & Dwight Co., Inc.	828	55,625
Colgate-Palmolive Co.	5,888	488,351
Energizer Holdings, Inc. *	828	47,983
The Estee Lauder Cos., Inc., Class A	1,380	82,979

		826,164

Insurance 3.1%
Berkshire Hathaway, Inc., Class B *	22,439	1,798,037
Brown & Brown, Inc.	1,334	22,385

		1,820,422

Materials 4.8%
Airgas, Inc.	828	53,108
Albemarle Corp.	1,085	40,677
Alcoa, Inc.	11,408	151,726
Ball Corp.	1,104	59,660
Celanese Corp., Series A	1,702	53,085
Cliffs Natural Resources, Inc.	1,518	85,615
Crown Holdings, Inc. *	1,886	51,526
Ecolab, Inc.	2,760	116,306
FMC Corp.	828	47,337
Freeport-McMoRan Copper & Gold, Inc.	4,830	363,023
Intrepid Potash, Inc. *	506	13,925
Martin Marietta Materials, Inc.	506	40,085
Monsanto Co.	6,348	448,486
Newmont Mining Corp.	5,612	276,559
Nucor Corp.	3,358	139,021
Pactiv Corp. *	1,564	38,725
Praxair, Inc.	3,634	273,059
Reliance Steel & Aluminum Co.	736	32,634
Sigma-Aldrich Corp.	1,223	58,325
Southern Copper Corp.	2,484	72,930
Steel Dynamics, Inc.	2,530	41,315
Terra Industries, Inc.	1,150	47,346
The Lubrizol Corp.	828	65,420
The Mosaic Co.	1,748	102,066
United States Steel Corp.	1,702	90,104
Vulcan Materials Co.	1,334	57,909
Walter Energy, Inc.	598	46,985

		2,866,957

Media 3.0%
Cablevision Systems Corp., Class A	2,806	67,569
Clear Channel Outdoor Holdings, Inc., Class A *	506	4,817
Comcast Corp., Class A	33,791	555,524
DIRECTV, Class A *	11,592	392,389
Discovery Communications, Inc., Series A *	3,266	101,736
DISH Network Corp., Class A	2,484	49,605
DreamWorks Animation SKG, Inc., Class A *	828	35,985
John Wiley & Sons, Inc., Class A	598	25,104
Liberty Global, Inc., Series A *	2,990	80,371
Liberty Media - Starz, Series A *	598	30,456
Madison Square Garden, Inc., Class A *	736	14,352
Omnicom Group, Inc.	3,634	133,077
Scripps Networks Interactive, Class A	1,012	40,055
The Interpublic Group of Cos., Inc. *	5,704	42,780
The Washington Post Co., Class B	46	19,334
Time Warner Cable, Inc.	4,140	193,297

		1,786,451

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
Alexion Pharmaceuticals, Inc. *	1,012	50,114
Allergan, Inc.	3,588	209,647
Amgen, Inc. *	11,895	673,376
Amylin Pharmaceuticals, Inc. *	1,499	28,331
Biogen Idec, Inc. *	3,385	186,209
Celgene Corp. *	5,409	321,944
Cephalon, Inc. *	874	60,018
Charles River Laboratories International, Inc. *	782	29,653
Covance, Inc. *	736	41,672
Endo Pharmaceuticals Holdings, Inc. *	1,196	27,209
Genzyme Corp. *	3,128	178,922
Gilead Sciences, Inc. *	10,699	509,379
Illumina, Inc. *	1,426	51,792
Life Technologies Corp. *	2,116	107,408
Mettler-Toledo International, Inc. *	414	41,156
Millipore Corp. *	644	60,800
Mylan, Inc. *	3,542	75,586
Myriad Genetics, Inc. *	1,104	25,392
OSI Pharmaceuticals, Inc. *	690	25,544
PerkinElmer, Inc.	1,380	30,650
Perrigo Co.	966	47,885
Pharmaceutical Product Development, Inc.	1,288	27,125
Techne Corp.	460	29,403
Thermo Fisher Scientific, Inc. *	4,784	233,316
Vertex Pharmaceuticals, Inc. *	2,254	91,535
Waters Corp. *	1,150	68,609
Watson Pharmaceuticals, Inc. *	1,242	49,419

		3,282,094

Real Estate 0.9%
CB Richard Ellis Group, Inc., Class A *	2,898	38,254
Digital Realty Trust, Inc.	828	42,708
Public Storage	1,518	124,764

48 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Simon Property Group, Inc.	3,358	262,898
Ventas, Inc.	1,840	81,310

		549,934

Retailing 5.5%
Abercrombie & Fitch Co., Class A	1,012	36,857
Advance Auto Parts, Inc.	1,104	45,043
Amazon.com, Inc. *	3,634	430,266
American Eagle Outfitters, Inc.	2,070	34,921
AutoZone, Inc. *	368	61,062
Bed Bath & Beyond, Inc. *	3,082	128,242
Best Buy Co., Inc.	3,983	145,379
CarMax, Inc. *	2,300	46,437
Dollar General Corp. *	414	9,890
Dollar Tree, Inc. *	1,039	57,914
Expedia, Inc. *	2,438	54,221
Family Dollar Stores, Inc.	1,564	51,596
GameStop Corp., Class A *	1,886	32,439
Guess?, Inc.	690	28,145
Kohl’s Corp. *	3,358	180,728
Lowe’s Cos., Inc.	17,185	407,456
Netflix, Inc. *	552	36,460
Nordstrom, Inc.	1,978	73,067
O’Reilly Automotive, Inc. *	1,610	63,273
PetSmart, Inc.	1,472	40,068
Priceline.com, Inc. *	506	114,741
Ross Stores, Inc.	1,472	71,995
Sears Holdings Corp. *	690	66,012
Staples, Inc.	8,464	218,033
Target Corp.	8,050	414,736
The Sherwin-Williams Co.	1,104	69,972
The TJX Cos., Inc.	5,014	208,733
Tiffany & Co.	1,426	63,300
Urban Outfitters, Inc. *	1,518	48,895

		3,239,881

Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices, Inc. *	7,176	56,762
Altera Corp.	3,450	84,284
Analog Devices, Inc.	3,385	98,977
Applied Materials, Inc.	15,732	192,560
Broadcom Corp., Class A	5,060	158,479
Cree, Inc. *	1,104	74,884
KLA-Tencor Corp.	2,024	58,959
Lam Research Corp. *	1,472	49,916
Linear Technology Corp.	2,438	66,240
LSI Corp. *	7,590	40,910
Marvell Technology Group Ltd. *	5,750	111,090
Maxim Integrated Products, Inc.	3,588	66,450
MEMC Electronic Materials, Inc. *	2,622	31,752
Micron Technology, Inc. *	9,936	90,020
National Semiconductor Corp.	2,760	39,965
NVIDIA Corp. *	6,394	103,583
ON Semiconductor Corp. *	4,922	39,179
Texas Instruments, Inc.	14,931	364,018
Varian Semiconductor Equipment Associates, Inc. *	828	24,906
Xilinx, Inc.	3,266	84,361

		1,837,295

Software & Services 15.4%
Activision Blizzard, Inc.	6,605	70,211
Adobe Systems, Inc. *	6,118	211,989
Akamai Technologies, Inc. *	2,024	53,231
Alliance Data Systems Corp. *	598	33,153
ANSYS, Inc. *	1,012	44,386
Autodesk, Inc. *	2,622	73,101
Automatic Data Processing, Inc.	5,869	244,209
BMC Software, Inc. *	2,162	79,648
Broadridge Financial Solutions, Inc.	1,656	34,842
CA, Inc.	4,922	110,745
Citrix Systems, Inc. *	2,162	92,988
Cognizant Technology Solutions Corp., Class A *	3,450	166,048
DST Systems, Inc. *	460	17,678
eBay, Inc. *	12,834	295,439
Electronic Arts, Inc. *	3,772	62,540
Equinix, Inc. *	460	43,456
FactSet Research Systems, Inc.	506	33,497
Fidelity National Information Services, Inc.	3,864	87,095
Fiserv, Inc. *	1,794	86,525
Genpact Ltd. *	690	10,412
Global Payments, Inc.	920	39,385
Google, Inc., Class A *	2,714	1,429,735
Hewitt Associates, Inc., Class A *	1,012	38,446
IAC/InterActiveCorp *	1,131	25,323
Intuit, Inc. *	3,431	111,027
Lender Processing Services, Inc.	1,104	42,151
ManTech International Corp., Class A *	230	11,357
MasterCard, Inc., Class A	1,150	258,025
McAfee, Inc. *	1,840	73,030
Microsoft Corp.	92,897	2,662,428
Nuance Communications, Inc. *	2,622	37,731
Oracle Corp.	44,923	1,107,352
Paychex, Inc.	3,818	114,311
Red Hat, Inc. *	2,208	61,934
Rovi Corp. *	1,196	40,066
SAIC, Inc. *	2,208	43,498
Salesforce.com, Inc. *	1,196	81,268
Sybase, Inc. *	966	42,881
Symantec Corp. *	9,614	159,112
Total System Services, Inc.	2,300	32,752
VeriSign, Inc. *	2,281	56,842
Visa, Inc., Class A	5,060	431,517
VMware, Inc., Class A *	460	22,775
Western Union Co.	8,050	127,029
Yahoo!, Inc. *	15,253	233,523

		9,134,691

Technology Hardware & Equipment 14.1%
Agilent Technologies, Inc. *	4,048	127,350
Amphenol Corp., Class A	2,024	84,300
Apple, Inc. *	10,442	2,136,642
Arrow Electronics, Inc. *	1,380	38,930
Avnet, Inc. *	1,748	48,262
Brocade Communications Systems, Inc. *	4,876	28,378
Cisco Systems, Inc. *	67,737	1,648,041
Corning, Inc.	18,354	323,581

See financial notes 49

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dell, Inc. *	20,240	267,775
Dolby Laboratories, Inc., Class A *	644	34,306
EMC Corp. *	23,644	413,534
F5 Networks, Inc. *	920	51,336
FLIR Systems, Inc. *	1,748	46,864
Harris Corp.	1,545	69,865
Hewlett-Packard Co.	27,857	1,414,857
Itron, Inc. *	460	30,797
Juniper Networks, Inc. *	6,210	173,756
Motorola, Inc. *	25,208	170,406
NCR Corp. *	1,840	23,221
NetApp, Inc. *	3,937	118,149
QUALCOMM, Inc.	19,255	706,466
SanDisk Corp. *	2,668	77,719
Seagate Technology *	5,842	116,314
Tellabs, Inc.	4,094	28,289
Teradata Corp. *	2,024	61,712
Trimble Navigation Ltd. *	1,380	37,081
Western Digital Corp. *	2,649	102,331

		8,380,262

Telecommunication Services 0.8%
American Tower Corp., Class A *	4,692	200,161
Clearwire Corp., Class A *	920	5,851
Crown Castle International Corp. *	2,898	109,544
MetroPCS Communications, Inc. *	2,990	18,448
NII Holdings, Inc. *	1,932	72,296
SBA Communications Corp., Class A *	1,380	48,797

		455,097

Transportation 2.4%
C.H. Robinson Worldwide, Inc.	1,959	104,473
CSX Corp.	4,600	218,316
Delta Air Lines, Inc. *	9,062	117,081
Expeditors International of Washington, Inc.	2,484	90,592
FedEx Corp.	3,404	288,523
Hertz Global Holdings, Inc. *	2,162	20,323
J.B. Hunt Transport Services, Inc.	1,150	40,802
Kansas City Southern *	1,104	37,867
Southwest Airlines Co.	8,740	109,949
Union Pacific Corp.	5,888	396,675

		1,424,601

Utilities 0.8%
Allegheny Energy, Inc.	1,978	44,802
Calpine Corp. *	4,094	44,788
Constellation Energy Group, Inc.	2,116	74,208
EQT Corp.	1,426	62,402
ITC Holdings Corp.	579	30,907
ONEOK, Inc.	1,196	53,019
Questar Corp.	2,024	84,988
RRI Energy, Inc. *	4,094	17,399
The AES Corp. *	7,820	91,416

		503,929

Total Common Stock (Cost $59,284,571)		59,289,366

Other Investment Company 0.1% of net assets

State Street Institutional Liquid Reserves Fund	53,713	53,713

Total Other Investment Company (Cost $53,713)		53,713

Rights 0.0% of net assets

Telecommunication Services 0.0%
Clearwire Corp. *	270	78

Total Rights (Cost $—)		78

End of Investments

At 02/28/10, the tax basis cost of the fund’s investments was $59,338,512 and the unrealized appreciation and depreciation were $1,441,960 and ($1,437,315), respectively, with a net unrealized appreciation of $4,645.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

50 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Statement of
Assets and Liabilities
As of February 28, 2010 (unaudited)

Assets
Investments, at value (cost $59,338,284)		$59,343,157
Cash		46,552
Receivables:
Fund shares sold		1,287,710
Dividends		50,945
Interest	+	11

Total assets		60,728,375

Liabilities
Payables:
Investments bought		1,327,456
Investment adviser and administrator fees	+	752

Total liabilities		1,328,208

Net Assets
Total assets		60,728,375
Total liabilities	—	1,328,208

Net assets		$59,400,167
Net Assets by Source
Capital received from investors		58,884,321
Net investment income not yet distributed		63,792
Net realized capital gains		447,181
Net unrealized capital gains		4,873

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$59,400,167		2,300,001		$25.83

See financial notes 51

 Schwab U.S. Large-Cap Growth ETF

Statement of
Operations
For December 9, 2009* through February 28, 2010 (unaudited)

Investment Income
Dividends (including $673 from affiliated issuer and net of foreign withholding tax of $52)		$83,610
Interest	+	22

Total investment income		83,632

Expenses
Investment adviser and administrator fees		12,340

Total expenses		12,340

Net investment income		71,292

Realized and Unrealized Gains (Losses)
Net realized gains on investments (including $267 gain from affiliated issuer)		6,656
Net realized gains on in-kind redemptions	+	440,525

Net realized gains		447,181
Net unrealized gains on investments	+	4,873

Net realized and unrealized gains		452,054

Net increase in net assets resulting from operations		$523,346

*	Commencement of operations.

52 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Statements of
Changes in Net Assets
For the current period only. Because the fund commenced operations on December 9, 2009, it has no prior report period.
Figures for the current period are unaudited.

Operations

		12/9/09*-02/28/10
Net investment income		$71,292
Net realized gains		447,181
Net unrealized gains	+	4,873

Net Increase in net assets resulting from operations		$523,346

Distributions to Shareholders
Distributions from net investment income		$7,500

Transactions in Fund Shares

		12/9/09*-02/28/10
		SHARES	VALUE
Shares Sold		2,550,001	$65,352,239
Shares Redeemed	+	(250,000)	(6,467,918)

Net transactions in fund shares		2,300,001	$58,884,321

Shares Outstanding and Net Assets

		12/9/09*-02/28/10
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	2,300,001	59,400,167

End of period		2,300,001	$59,400,167

Net investment income not yet distributed			$63,792

*	Commencement of operations.

See financial notes 53

Schwab U.S. Large-Cap Value ETF tm

Financial Statements

Financial Highlights

	12/9/09[1]–
	2/28/10*

Per-Share Data ($)

Net asset value at beginning of period	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.13
Net realized and unrealized gains (losses)	0.10

Total from investment operations	0.23
Less distributions:
Distributions from net investment income	(0.04)

Net asset value at end of period	25.19

Total return (%)	0.92	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.15	[3]
Gross operating expenses	0.15	[3]
Net investment income (loss)	3.22	[3]
Portfolio turnover rate[4]	1	[2]
Net assets, end of period ($ x 1,000)	34,011

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in kind creations or redemptions.

54 See financial notes

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings  as of February 28, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Common Stock	33,979,381	33,888,878
0.1%	Other Investment Company	21,560	21,560

99.7%	Total Investments	34,000,941	33,910,438
0.3%	Other Assets and Liabilities, Net		100,399

100.0%	Net Assets		34,010,837

	Number	Value
Security	of Shares	($)

Common Stock 99.6% of net assets

Automobiles & Components 1.2%
Ford Motor Co. *	19,639	230,562
Harley-Davidson, Inc.	1,431	35,217
Johnson Controls, Inc.	4,114	127,945

		393,724

Banks 5.4%
BB&T Corp.	4,185	119,398
BOK Financial Corp.	135	6,207
Capitol Federal Financial	135	4,674
City National Corp.	270	13,478
Comerica, Inc.	920	33,194
Commerce Bancshares, Inc.	407	16,488
Cullen/Frost Bankers, Inc.	351	19,007
Fifth Third Bancorp	4,887	59,670
First Horizon National Corp. *	1,351	17,293
KeyCorp	5,454	38,996
M&T Bank Corp.	434	33,605
New York Community Bancorp, Inc.	2,594	40,181
People’s United Financial, Inc.	2,137	33,700
PNC Financial Services Group, Inc.	3,133	168,430
Regions Financial Corp.	7,290	49,208
SunTrust Banks, Inc.	3,078	73,287
U.S. Bancorp	11,664	287,051
Wells Fargo & Co.	29,918	817,958

		1,831,825

Capital Goods 8.8%
3M Co.	3,917	313,948
Alliant Techsystems, Inc. *	191	15,175
Eaton Corp.	1,026	69,891
General Dynamics Corp.	1,973	143,141
General Electric Co.	64,480	1,035,549
Honeywell International, Inc.	4,274	171,644
Hubbell, Inc., Class B	334	15,648
L-3 Communications Holdings, Inc.	702	64,177
Lockheed Martin Corp.	1,863	144,867
Masco Corp.	2,216	29,628
Northrop Grumman Corp.	1,784	109,288
Pentair, Inc.	596	19,406
Raytheon Co.	2,353	132,333
Rockwell Automation, Inc.	843	45,598
SPX Corp.	299	17,787
Textron, Inc.	1,674	33,346
The Boeing Co.	3,996	252,387
The Stanley Works	486	27,823
United Technologies Corp.	5,271	361,854

		3,003,490

Commercial & Professional Services 0.7%
Avery Dennison Corp.	702	22,183
Pitney Bowes, Inc.	1,271	29,106
R.R. Donnelley & Sons Co.	1,269	25,240
Republic Services, Inc.	1,892	53,241
Waste Management, Inc.	2,787	92,027

		221,797

Consumer Durables & Apparel 0.9%
D.R. Horton, Inc.	1,701	21,024
Fortune Brands, Inc.	920	40,324
Hasbro, Inc.	758	27,121
Leggett & Platt, Inc.	920	17,434
Mattel, Inc.	2,216	48,730
Mohawk Industries, Inc. *	351	18,105
Newell Rubbermaid, Inc.	1,711	23,526
The Black & Decker Corp.	378	27,394
Toll Brothers, Inc. *	810	15,252
VF Corp.	542	41,940
Whirlpool Corp.	459	38,629

		319,479

Consumer Services 1.7%
H&R Block, Inc.	2,079	35,925
Hyatt Hotels Corp., Class A *	216	7,221
Marriott International, Inc., Class A	1,917	51,970
McDonald’s Corp.	6,565	419,175
Royal Caribbean Cruises Ltd. *	812	22,955
Starwood Hotels & Resorts Worldwide, Inc.	1,055	40,829

		578,075

Diversified Financials 11.4%
American Express Co.	6,453	246,440
Ameriprise Financial, Inc.	1,566	62,687
Bank of America Corp.	60,700	1,011,262
Bank of New York Mellon Corp.	7,317	208,681
Capital One Financial Corp.	2,754	103,963
Citigroup, Inc. *	126,036	428,522
Federated Investors, Inc., Class B	623	15,581
Invesco Ltd.	2,625	51,450
JPMorgan Chase & Co.	24,013	1,007,826
Legg Mason, Inc.	974	25,178
Morgan Stanley	7,587	213,802
NYSE Euronext	1,593	42,023

See financial notes 55

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SLM Corp. *	2,899	32,411
The Goldman Sachs Group, Inc.	2,619	409,481

		3,859,307

Energy 11.9%
Apache Corp.	2,025	209,871
Chevron Corp.	12,231	884,301
ConocoPhillips	7,965	382,320
Devon Energy Corp.	2,567	176,763
El Paso Corp.	4,320	45,230
Exxon Mobil Corp.	28,971	1,883,115
Forest Oil Corp. *	621	16,829
Marathon Oil Corp.	4,347	125,846
Newfield Exploration Co. *	810	41,367
Pioneer Natural Resources Co.	675	31,489
Spectra Energy Corp.	3,915	85,347
Sunoco, Inc.	702	18,512
The Williams Cos., Inc.	3,520	75,821
Tidewater, Inc.	324	14,441
Valero Energy Corp.	3,456	60,549

		4,051,801

Food & Staples Retailing 0.8%
Safeway, Inc.	2,490	62,051
SUPERVALU, Inc.	1,296	19,790
Sysco Corp.	3,618	104,560
The Kroger Co.	3,726	82,345

		268,746

Food, Beverage & Tobacco 8.5%
Altria Group, Inc.	12,592	253,351
Archer-Daniels-Midland Co.	3,591	105,432
Brown-Forman Corp., Class B	677	35,448
Bunge Ltd.	735	43,799
Campbell Soup Co.	1,325	44,162
Coca-Cola Enterprises, Inc.	1,946	49,720
ConAgra Foods, Inc.	2,754	67,363
Constellation Brands, Inc., Class A *	1,215	18,274
Dr. Pepper Snapple Group, Inc.	1,458	46,292
General Mills, Inc.	1,890	136,099
H.J. Heinz Co.	1,919	88,082
Hormel Foods Corp.	434	17,842
Kellogg Co.	1,460	76,139
Kraft Foods, Inc., Class A	9,747	277,107
Lorillard, Inc.	974	71,141
McCormick & Co., Inc.	704	26,125
Molson Coors Brewing Co., Class B	972	39,249
Philip Morris International, Inc.	11,612	568,756
Reynolds American, Inc.	1,028	54,278
Sara Lee Corp.	4,050	54,918
Smithfield Foods, Inc. *	947	16,298
The Coca-Cola Co.	12,997	685,202
The Hershey Co.	974	38,726
The J.M. Smucker Co.	729	43,507
Tyson Foods, Inc., Class A	1,809	30,825

		2,888,135

Health Care Equipment & Services 0.7%
Cardinal Health, Inc.	2,197	74,632
CIGNA Corp.	1,674	57,351
Humana, Inc. *	1,053	49,839
Omnicare, Inc.	729	19,734
Teleflex, Inc.	243	14,808
Universal Health Services, Inc., Class B	542	16,813

		233,177

Household & Personal Products 4.2%
Alberto-Culver Co.	540	14,969
Kimberly-Clark Corp.	2,540	154,280
Mead Johnson Nutrition Co., Class A	1,225	57,942
The Clorox Co.	839	51,439
The Procter & Gamble Co.	17,884	1,131,699

		1,410,329

Insurance 5.3%
Aflac, Inc.	2,862	141,526
Alleghany Corp. *	29	8,040
Allied World Assurance Co. Holdings Ltd.	226	10,419
American Financial Group, Inc.	486	12,573
American International Group, Inc. *	729	18,057
Aon Corp.	1,485	60,796
Arch Capital Group Ltd. *	324	23,970
Assurant, Inc.	729	22,249
Axis Capital Holdings Ltd.	864	27,173
Cincinnati Financial Corp.	918	24,694
CNA Financial Corp. *	189	4,648
Everest Re Group Ltd.	334	28,530
Fidelity National Financial, Inc., Class A	1,431	20,392
First American Corp.	739	23,818
Genworth Financial, Inc., Class A *	2,953	47,071
Hanover Insurance Group, Inc.	299	12,603
HCC Insurance Holdings, Inc.	675	18,832
Lincoln National Corp.	1,811	45,601
Loews Corp.	2,160	78,754
Markel Corp. *	56	19,754
Marsh & McLennan Cos., Inc.	3,213	74,606
MetLife, Inc.	3,537	128,711
Old Republic International Corp.	1,404	15,851
PartnerRe Ltd.	378	30,093
Principal Financial Group, Inc.	1,836	42,614
Prudential Financial, Inc.	2,837	148,687
Reinsurance Group of America, Inc.	459	21,816
RenaissanceRe Holdings Ltd.	380	21,037
The Allstate Corp.	3,294	102,937
The Chubb Corp.	2,083	105,108
The Hartford Financial Services Group, Inc.	2,376	57,903
The Progressive Corp.	3,888	66,679
The Travelers Cos., Inc.	3,331	175,177
Torchmark Corp.	513	23,854
Transatlantic Holdings, Inc.	351	17,445
Unum Group	2,025	42,140
W.R. Berkley Corp.	866	22,291
Wesco Financial Corp.	7	2,629

56 See financial notes

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
White Mountains Insurance Group Ltd.	27	9,359
XL Capital Ltd., Class A	2,106	38,477

		1,796,914

Materials 2.6%
Air Products & Chemicals, Inc.	1,215	83,325
Allegheny Technologies, Inc.	540	23,576
AptarGroup, Inc.	380	14,641
Bemis Co., Inc.	648	18,967
CF Industries Holdings, Inc.	351	37,290
E.I. du Pont de Nemours & Co.	5,186	174,872
Eastman Chemical Co.	405	24,118
International Flavors & Fragrances, Inc.	486	20,465
International Paper Co.	2,432	56,349
MeadWestvaco Corp.	918	21,059
Owens-Illinois, Inc. *	1,026	30,411
PPG Industries, Inc.	1,026	63,140
Sealed Air Corp.	972	19,858
Sonoco Products Co.	596	17,630
The Dow Chemical Co.	6,993	197,972
The Scotts Miracle-Gro Co., Class A	270	10,544
The Valspar Corp.	567	15,513
Weyerhaeuser Co.	1,296	52,358

		882,088

Media 2.9%
CBS Corp., Class B	3,726	48,401
Interactive Data Corp.	216	6,547
News Corp., Class A	14,185	189,653
The McGraw-Hill Cos., Inc.	1,917	65,561
The Walt Disney Co.	10,827	338,236
Time Warner, Inc.	7,138	207,288
Viacom, Inc., Class B *	3,296	97,726
Virgin Media, Inc.	1,784	28,901

		982,313

Pharmaceuticals, Biotechnology & Life Sciences 10.8%
Abbott Laboratories	9,396	510,015
Bristol-Myers Squibb Co.	10,405	255,027
Dendreon Corp. *	812	25,359
Eli Lilly & Co.	6,021	206,761
Forest Laboratories, Inc. *	1,863	55,666
Johnson & Johnson	16,875	1,063,125
King Pharmaceuticals, Inc. *	1,522	17,122
Merck & Co., Inc.	18,613	686,447
Pfizer, Inc.	49,173	862,986
Talecris Biotherapeutics Holdings Corp. *	299	6,405

		3,688,913

Real Estate 2.1%
AMB Property Corp.	891	21,687
Annaly Capital Management, Inc.	3,383	62,180
AvalonBay Communities, Inc.	496	40,384
Boston Properties, Inc.	837	56,857
Brookfield Properties Corp.	1,593	22,095
Equity Residential	1,674	60,398
Federal Realty Investment Trust	380	26,205
HCP, Inc.	1,782	51,286
Health Care REIT, Inc.	756	32,024
Host Hotels & Resorts, Inc. *	3,844	45,013
Kimco Realty Corp.	2,432	33,781
Liberty Property Trust	677	20,940
Nationwide Health Properties, Inc.	685	22,735
Piedmont Office Realty Trust, Inc., Class A *	351	5,879
Plum Creek Timber Co., Inc.	999	35,694
ProLogis	2,872	37,020
Rayonier, Inc.	486	20,203
Realty Income Corp.	648	18,144
Regency Centers Corp.	523	18,132
The St. Joe Co. *	567	15,593
Vornado Realty Trust	1,107	72,752

		719,002

Retailing 1.8%
AutoNation, Inc. *	459	8,147
Genuine Parts Co.	974	39,311
J.C. Penney Co., Inc.	1,271	35,054
Liberty Media Corp. - Interactive, Series A *	3,645	45,891
Limited Brands, Inc.	1,674	37,012
Macy’s, Inc.	2,565	49,120
The Gap, Inc.	3,107	66,800
The Home Depot, Inc.	10,378	323,794

		605,129

Semiconductors & Semiconductor Equipment 2.1%
Intel Corp.	33,947	696,932
Microchip Technology, Inc.	1,109	30,009

		726,941

Software & Services 0.2%
AOL, Inc. *	653	16,181
Computer Sciences Corp. *	920	47,647
Synopsys, Inc. *	901	19,732

		83,560

Technology Hardware & Equipment 3.3%
Ingram Micro, Inc., Class A *	974	17,240
International Business Machines Corp.	8,046	1,023,129
Molex, Inc.	785	16,053
Xerox Corp.	8,291	77,687

		1,134,109

Telecommunication Services 4.8%
AT&T, Inc.	36,269	899,834
CenturyTel, Inc.	1,811	62,063
Frontier Communications Corp.	1,900	14,801
Level 3 Communications, Inc. *	9,882	15,713
Qwest Communications International, Inc.	8,559	39,029
Sprint Nextel Corp. *	17,637	58,731
Telephone & Data Systems, Inc.	596	18,601
United States Cellular Corp. *	108	3,956

See financial notes 57

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Verizon Communications, Inc.	17,452	504,886
Windstream Corp.	2,700	27,351

		1,644,965

Transportation 1.1%
Norfolk Southern Corp.	2,243	115,357
Ryder System, Inc.	351	12,387
United Parcel Service, Inc., Class B	4,266	250,585

		378,329

Utilities 6.4%
AGL Resources, Inc.	461	16,748
Alliant Energy Corp.	675	21,350
Ameren Corp.	1,298	32,074
American Electric Power Co., Inc.	2,916	98,036
American Water Works Co., Inc.	542	12,065
Aqua America, Inc.	837	14,329
Atmos Energy Corp.	567	15,570
CenterPoint Energy, Inc.	2,193	29,342
CMS Energy Corp.	1,404	21,439
Consolidated Edison, Inc.	1,711	73,145
Dominion Resources, Inc.	3,653	138,777
DPL, Inc.	729	19,348
DTE Energy Co.	1,001	43,463
Duke Energy Corp.	7,884	128,903
Dynegy, Inc., Class A *	3,078	4,617
Edison International	1,836	59,909
Energen Corp.	434	19,730
Entergy Corp.	1,165	88,505
Exelon Corp.	4,050	175,365
FirstEnergy Corp.	1,865	72,082
FPL Group, Inc.	2,332	108,135
Integrys Energy Group, Inc.	461	20,321
MDU Resources Group, Inc.	1,063	21,728
Mirant Corp. *	891	11,209
National Fuel Gas Co.	407	20,244
NiSource, Inc.	1,674	25,143
Northeast Utilities	1,080	27,648
NRG Energy, Inc. *	1,572	34,333
NSTAR	650	21,983
NV Energy, Inc.	1,431	15,898
OGE Energy Corp.	594	21,717
Pepco Holdings, Inc.	1,350	22,707
PG&E Corp.	2,270	95,158
Piedmont Natural Gas Co., Inc.	405	10,461
Pinnacle West Capital Corp.	621	22,611
PPL Corp.	2,268	64,593
Progress Energy, Inc.	1,701	65,131
Public Service Enterprise Group, Inc.	3,105	92,281
SCANA Corp.	675	24,334
Sempra Energy	1,377	67,707
Southern Co.	4,887	155,260
TECO Energy, Inc.	1,217	18,657
UGI Corp.	650	16,283
Vectren Corp.	488	11,346
Westar Energy, Inc.	648	13,867
Wisconsin Energy Corp.	729	35,305
Xcel Energy, Inc.	2,781	57,873

		2,186,730

Total Common Stock (Cost $33,979,381)		33,888,878

Other Investment Company 0.1% of net assets

State Street Institutional Liquid Reserves Fund	21,560	21,560

Total Other Investment Company (Cost $21,560)		21,560

End of Investments

At 02/28/10, the tax basis cost of the fund’s investments was $34,001,835 and the unrealized appreciation and depreciation were $620,946 and ($712,343), respectively, with a net unrealized depreciation of ($91,397).

*	Non-income producing security.

58 See financial notes

 Schwab U.S. Large-Cap Value ETF

Statement of
Assets and Liabilities
As of February 28, 2010 (unaudited)

Assets
Investments, at value (cost $34,000,941)		$33,910,438
Receivables:
Investments sold		129,175
Dividends		100,404
Interest	+	3

Total assets		34,140,020

Liabilities
Payables:
Investments bought		128,726
Investment adviser and administrator fees	+	457

Total liabilities		129,183

Net Assets
Total assets		34,140,020
Total liabilities	—	129,183

Net assets		$34,010,837
Net Assets by Source
Capital received from investors		33,983,796
Net investment income not yet distributed		122,797
Net realized capital losses		(5,253)
Net unrealized capital losses		(90,503)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$34,010,837		1,350,001		$25.19

See financial notes 59

 Schwab U.S. Large-Cap Value ETF

Statement of
Operations
For December 9, 2009* through February 28, 2010 (unaudited)

Investment Income
Dividends (net of foreign withholding tax of $41)		$153,629
Interest	+	9

Total investment income		153,638

Expenses
Investment adviser and administrator fees		6,841

Total expenses		6,841

Net investment income		146,797

Realized and Unrealized Gains (Losses)
Net realized losses on investments		(5,253)
Net unrealized losses on investments	+	(90,503)

Net realized and unrealized losses		(95,756)

Net increase in net assets resulting from operations		$51,041

*	Commencement of operations.

60 See financial notes

 Schwab U.S. Large-Cap Value ETF

Statements of
Changes in Net Assets
For the current period only. Because the fund commenced operations on December 9, 2009, it has no prior report period.
Figures for the current period are unaudited.

Operations

		12/9/09*-02/28/10
Net investment income		$146,797
Net realized losses		(5,253)
Net unrealized losses	+	(90,503)

Net Increase in net assets resulting from operations		$51,041

Distributions to Shareholders
Distributions from net investment income		$24,000

Transactions in Fund Shares

		12/9/09*-02/28/10
		SHARES	VALUE
Shares Sold		1,350,001	$33,983,796
Shares Redeemed	+	—	—

Net transactions in fund shares		1,350,001	$33,983,796

Shares Outstanding and Net Assets

		12/9/09*-02/28/10
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	1,350,001	34,010,837

End of period		1,350,001	$34,010,837

Net investment income not yet distributed			$122,797

*	Commencement of operations.

See financial notes 61

Schwab U.S. Small-Cap ETF tm

Financial Statements

Financial Highlights

	10/30/09[1]–
	2/28/10*

Per-Share Data ($)

Net asset value at beginning of period	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.09
Net realized and unrealized gains (losses)	2.39

Total from investment operations	2.48
Less distributions:
Distributions from net investment income	(0.06)

Net asset value at end of period	27.42

Total return (%)	9.92	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.15	[3]
Gross operating expenses	0.15	[3]
Net investment income (loss)	1.22	[3]
Portfolio turnover rate[4]	3	[2]
Net assets, end of period ($ x 1,000)	94,594

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in kind creations or redemptions.

62 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings as of February 28, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabetfs.

		Cost	Value
Holdings by Category		($)	($)

99.9%	Common Stock	91,585,968	94,469,357
0.1%	Other Investment Company	90,215	90,215
—%	Rights	—	612

100.0%	Total Investments	91,676,183	94,560,184
0.0%	Other Assets and Liabilities, Net		33,842

100.0%	Net Assets		94,594,026

	Number	Value
Security	of Shares	($)

Common Stock 99.9% of net assets

Automobiles & Components 1.3%
ArvinMeritor, Inc. *	5,313	61,950
Cooper Tire & Rubber Co.	4,347	76,246
Dana Holding Corp. *	10,032	114,064
Drew Industries, Inc. *	1,340	31,048
Exide Technologies *	3,726	21,425
Federal-Mogul Corp. *	1,754	33,905
Fuel Systems Solutions, Inc. *	966	26,942
Gentex Corp.	9,896	192,081
Lear Corp. *	2,442	169,157
Raser Technologies, Inc. *	4,374	4,636
Superior Industries International, Inc.	1,587	22,932
Tenneco, Inc. *	4,238	85,438
Thor Industries, Inc.	2,760	93,647
TRW Automotive Holdings Corp. *	5,037	135,344
WABCO Holdings, Inc.	4,583	122,549
Winnebago Industries, Inc. *	2,070	24,178

		1,215,542

Banks 7.4%
1st Source Corp.	995	14,855
Arrow Financial Corp.	759	19,203
Associated Banc-Corp	12,006	154,997
Astoria Financial Corp.	6,348	84,238
BancFirst Corp.	512	20,429
BancorpSouth, Inc.	5,618	109,382
Bank Mutual Corp.	3,427	22,241
Bank of Hawaii Corp.	3,450	145,624
Bank of the Ozarks, Inc.	897	27,556
BankFinancial Corp.	1,380	13,248
Beneficial Mutual Bancorp, Inc. *	2,622	24,621
Berkshire Hills Bancorp, Inc.	995	17,791
Boston Private Financial Holdings, Inc.	4,859	33,284
Brookline Bancorp, Inc.	4,169	42,857
Camden National Corp.	552	16,654
Capital City Bank Group, Inc.	897	11,553
CapitalSource, Inc.	18,728	103,004
Capitol Bancorp Ltd.	1,380	3,064
Cathay General Bancorp	3,795	36,925
Chemical Financial Corp.	1,587	32,692
City Holding Co.	1,133	36,358
Clifton Savings Bancorp, Inc.	759	6,755
CoBiz Financial, Inc.	2,581	15,254
Columbia Banking System, Inc.	1,892	38,710
Community Bank System, Inc.	2,346	52,574
Community Trust Bancorp, Inc.	966	24,643
CVB Financial Corp.	6,831	63,528
Danvers Bancorp, Inc.	1,340	18,988
Dime Community Bancshares	2,168	26,319
Doral Financial Corp. *	897	2,808
East West Bancorp, Inc.	6,239	109,307
ESSA Bancorp, Inc.	897	10,495
F.N.B. Corp.	8,171	62,100
Fannie Mae *	79,557	78,761
First Bancorp	1,173	16,563
First BanCorp Puerto Rico	5,549	11,764
First Busey Corp.	3,754	14,115
First Citizens BancShares, Inc., Class A	414	75,758
First Commonwealth Financial Corp.	5,618	31,517
First Community Bancshares, Inc.	1,133	13,029
First Financial Bancorp	3,686	68,412
First Financial Bankshares, Inc.	1,478	77,373
First Financial Corp.	788	20,709
First Financial Holdings, Inc.	1,173	14,029
First Financial Northwest, Inc.	1,035	6,769
First Merchants Corp.	1,478	8,558
First Midwest Bancorp, Inc.	4,716	64,090
First Niagara Financial Group, Inc.	13,179	185,033
FirstMerit Corp.	6,170	130,434
Flagstar Bancorp, Inc. *	2,484	1,602
Flushing Financial Corp.	2,099	26,636
Freddie Mac *	46,506	54,877
Fulton Financial Corp.	12,656	121,751
Glacier Bancorp, Inc.	4,445	64,452
Great Southern Bancorp, Inc.	716	16,361
Guaranty Bancorp *	3,588	4,880
Hampton Roads Bankshares, Inc.	1,519	2,734
Hancock Holding Co.	2,237	90,196
Harleysville National Corp.	3,065	20,260
Heartland Financial USA, Inc.	995	14,447
Home Bancshares, Inc.	1,547	37,561
Hudson Valley Holding Corp.	840	20,370
Huntington Bancshares, Inc.	50,398	242,414
IBERIABANK Corp.	1,478	84,409
Independent Bank Corp.	1,478	36,329
International Bancshares Corp.	3,824	81,069
Investors Bancorp, Inc. *	3,341	42,999
Kearny Financial Corp.	1,478	14,824
Lakeland Financial Corp.	1,064	18,737
Marshall & Ilsley Corp.	36,313	257,096
MB Financial, Inc.	3,479	70,798
Meridian Interstate Bancorp, Inc. *	759	7,590
MGIC Investment Corp. *	8,971	68,718
Nara Bancorp, Inc. *	2,346	20,715
National Penn Bancshares, Inc.	9,068	62,478

See financial notes 63

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NBT Bancorp, Inc.	2,444	51,911
NewAlliance Bancshares, Inc.	7,176	85,968
Northfield Bancorp, Inc.	1,449	20,300
Northwest Bancshares, Inc.	3,255	38,442
Ocwen Financial Corp. *	5,106	55,196
Old National Bancorp	6,239	70,875
Oriental Financial Group, Inc.	1,754	19,364
Oritani Financial Corp.	857	13,575
Orrstown Financial Services, Inc.	414	14,581
Pacific Capital Bancorp	3,864	4,753
PacWest Bancorp	1,823	37,007
Park National Corp.	856	45,668
Pinnacle Financial Partners, Inc. *	2,346	35,448
Popular, Inc.	46,025	88,828
PrivateBancorp, Inc.	5,134	66,742
Prosperity Bancshares, Inc.	3,312	138,541
Provident Financial Services, Inc.	4,071	44,618
Provident New York Bancorp	2,806	24,468
Radian Group, Inc.	5,865	57,594
Renasant Corp.	1,478	22,554
Republic Bancorp, Inc., Class A	719	12,130
Rockville Financial, Inc.	581	6,182
Roma Financial Corp.	552	6,745
S&T Bancorp, Inc.	1,961	34,769
S.Y. Bancorp, Inc.	897	19,689
Sandy Spring Bancorp, Inc.	1,133	16,021
Santander BanCorp *	394	4,811
SCBT Financial Corp.	923	33,560
Signature Bank *	2,898	107,893
Simmons First National Corp., Class A	1,064	28,260
Southside Bancshares, Inc.	1,064	21,312
StellarOne Corp.	1,656	19,590
Sterling Bancorp	1,357	11,114
Sterling Bancshares, Inc.	5,894	27,820
Sterling Financial Corp. *	4,209	3,015
Suffolk Bancorp	690	19,651
Sun Bancorp, Inc. *	1,242	4,335
Susquehanna Bancshares, Inc.	6,170	51,519
SVB Financial Group *	2,912	129,759
Synovus Financial Corp.	30,498	86,919
TCF Financial Corp.	8,720	125,917
Texas Capital Bancshares, Inc. *	2,582	43,507
The PMI Group, Inc. *	5,865	16,422
The South Financial Group, Inc.	12,241	6,977
Tompkins Financial Corp.	601	21,552
TowneBank	1,823	22,368
TriCo Bancshares	1,035	18,920
TrustCo Bank Corp.	5,497	33,257
Trustmark Corp.	3,962	90,334
UMB Financial Corp.	2,415	92,519
Umpqua Holdings Corp.	6,239	77,863
Union First Market Bankshares Corp.	1,311	16,401
United Bankshares, Inc.	3,065	75,460
United Community Banks, Inc. *	6,308	26,178
United Financial Bancorp, Inc.	1,064	13,928
Univest Corp. of Pennsylvania	1,173	20,375
Valley National Bancorp	10,212	147,053
ViewPoint Financial Group	828	12,097
Washington Federal, Inc.	8,102	157,908
Washington Trust Bancorp, Inc.	1,035	17,626
Waterstone Financial, Inc. *	1,035	2,505
Webster Financial Corp.	5,135	82,160
WesBanco, Inc.	1,754	26,573
Westamerica Bancorp	2,099	115,193
Western Alliance Bancorp *	4,830	27,821
Westfield Financial, Inc.	2,070	17,160
Whitney Holding Corp.	6,624	85,118
Wilmington Trust Corp.	4,968	71,639
Wintrust Financial Corp.	1,751	59,604
WSFS Financial Corp.	512	15,713
Zions Bancorp	9,965	184,751

		7,009,700

Capital Goods 9.8%
A.O. Smith Corp.	1,794	81,268
A123 Systems, Inc. *	2,001	32,956
AAON, Inc.	995	20,935
AAR CORP. *	2,760	62,597
Aceto Corp.	1,794	9,383
Actuant Corp., Class A	4,859	87,996
Acuity Brands, Inc.	3,105	121,033
Advanced Battery Technologies, Inc. *	3,726	14,494
Aerovironment, Inc. *	1,035	25,099
Aircastle Ltd.	3,174	30,883
Albany International Corp., Class A	1,863	35,993
Altra Holdings, Inc. *	1,892	21,853
American Railcar Industries, Inc.	690	6,520
American Science & Engineering, Inc.	621	46,146
American Superconductor Corp. *	2,898	81,144
American Woodmark Corp.	690	12,979
Ameron International Corp.	621	42,768
Ampco-Pittsburgh Corp.	581	14,967
Apogee Enterprises, Inc.	2,001	28,594
Applied Industrial Technologies, Inc.	2,789	62,864
Applied Signal Technology, Inc.	926	17,103
Argon ST, Inc. *	966	23,764
Armstrong World Industries, Inc. *	1,271	46,798
Astec Industries, Inc. *	1,202	29,197
AZZ, Inc.	897	28,175
Badger Meter, Inc.	1,064	38,229
Baldor Electric Co.	3,085	96,931
Barnes Group, Inc.	3,134	50,332
BE Aerospace, Inc. *	6,831	176,923
Beacon Roofing Supply, Inc. *	3,243	56,428
Belden, Inc.	3,381	71,610
Blount International, Inc. *	2,789	30,763
Brady Corp., Class A	3,410	95,548
Briggs & Stratton Corp.	3,617	63,334
Broadwind Energy, Inc. *	3,358	16,622
Bucyrus International, Inc.	5,382	336,698
Builders FirstSource, Inc. *	3,280	9,840
Carlisle Cos., Inc.	4,416	151,469
Cascade Corp.	621	17,152
Ceradyne, Inc. *	1,823	41,090
Chart Industries, Inc. *	2,070	42,145
CIRCOR International, Inc.	1,202	37,154
CLARCOR, Inc.	3,657	119,767
Colfax Corp. *	1,794	20,326
Columbus McKinnon Corp. *	1,340	19,283
Comfort Systems USA, Inc.	2,789	32,687
Crane Co.	3,617	114,550
Cubic Corp.	1,173	40,457
Curtiss-Wright Corp.	3,272	104,868

64 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DigitalGlobe, Inc. *	2,167	51,705
Ducommun, Inc.	719	12,575
Dycom Industries, Inc. *	2,789	25,185
Dynamic Materials Corp.	897	16,254
DynCorp International, Inc., Class A *	1,794	20,093
EMCOR Group, Inc. *	4,692	108,010
Encore Wire Corp.	1,406	28,261
Ener1, Inc. *	3,864	16,345
Energy Conversion Devices, Inc. *	3,272	23,558
Energy Recovery, Inc. *	2,375	15,224
EnerSys *	2,967	67,618
EnPro Industries, Inc. *	1,449	40,108
ESCO Technologies, Inc.	1,863	60,939
Esterline Technologies Corp. *	2,099	86,374
Evergreen Solar, Inc. *	13,691	15,334
Federal Signal Corp.	3,565	27,344
Force Protection, Inc. *	4,968	26,628
Franklin Electric Co., Inc.	1,340	38,217
FreightCar America, Inc.	897	18,989
FuelCell Energy, Inc. *	5,549	15,593
Furmanite Corp. *	2,582	9,347
Gardner Denver, Inc. *	3,726	162,491
GATX Corp.	2,898	77,232
GenCorp, Inc. *	3,933	16,991
Generac Holdings, Inc. *	1,311	17,607
General Cable Corp. *	3,726	91,026
GeoEye, Inc. *	1,311	31,228
Gibraltar Industries, Inc. *	1,932	22,566
Graco, Inc.	4,347	119,151
GrafTech International Ltd. *	8,625	107,726
Graham Corp.	719	11,605
Granite Construction, Inc.	2,444	67,528
Great Lakes Dredge & Dock Co.	3,134	14,197
Griffon Corp. *	3,568	44,172
GT Solar International, Inc. *	2,139	12,727
H&E Equipment Services, Inc. *	2,001	19,450
HEICO Corp., Class A	1,380	51,198
Hexcel Corp. *	6,929	76,358
IDEX Corp.	5,796	179,676
II-VI, Inc. *	1,794	50,304
Insituform Technologies, Inc., Class A *	2,760	67,786
Interline Brands, Inc. *	2,306	40,816
John Bean Technologies Corp.	2,001	32,716
K-Tron International, Inc. *	207	30,938
Kaman Corp.	1,823	43,661
Kaydon Corp.	2,415	78,487
Kennametal, Inc.	5,796	150,986
L.B. Foster Co., Class A *	759	23,081
Ladish Co., Inc. *	1,104	18,569
Lawson Products, Inc.	345	6,117
Layne Christensen Co. *	1,380	38,060
Lennox International, Inc.	3,726	157,237
Lindsay Corp.	828	30,479
MasTec, Inc. *	3,519	46,592
Michael Baker Corp. *	581	19,661
Moog, Inc., Class A *	2,927	99,401
Mueller Industries, Inc.	2,651	59,329
Mueller Water Products, Inc., Class A	10,723	49,647
MYR Group, Inc. *	1,311	20,727
NACCO Industries, Inc., Class A	374	17,503
Nordson Corp.	2,208	145,286
Northwest Pipe Co. *	650	15,359
Orbital Sciences Corp. *	4,100	75,645
Orion Marine Group, Inc. *	1,932	33,926
Oshkosh Corp. *	6,279	239,355
Otter Tail Corp.	2,277	45,517
Pike Electric Corp. *	1,242	10,458
Plug Power, Inc. *	5,548	2,940
Polypore International, Inc. *	1,682	25,180
Powell Industries, Inc. *	552	15,898
Power-One, Inc. *	5,894	22,338
Primoris Services Corp.	759	6,216
Quanex Building Products Corp.	2,740	42,689
Raven Industries, Inc.	1,202	35,219
RBC Bearings, Inc. *	1,547	39,185
Regal-Beloit Corp.	2,651	149,569
Robbins & Myers, Inc.	1,863	45,029
RSC Holdings, Inc. *	3,479	24,527
Rush Enterprises, Inc., Class A *	2,346	25,642
Sauer-Danfoss, Inc. *	828	9,961
Seaboard Corp.	10	12,710
Simpson Manufacturing Co., Inc.	2,720	66,858
Snap-On, Inc.	4,140	174,791
Standex International Corp.	897	22,335
Stanley, Inc. *	1,271	32,042
Sterling Construction Co., Inc. *	1,104	21,671
Sun Hydraulics Corp.	857	20,731
TAL International Group, Inc.	857	15,623
Taser International, Inc. *	4,445	33,604
Tecumseh Products Co., Class A *	1,202	15,157
Teledyne Technologies, Inc. *	2,582	97,264
Tennant Co.	1,173	27,988
Terex Corp. *	7,797	151,808
Textainer Group Holdings Ltd.	1,311	27,072
The Gorman-Rupp Co.	1,035	24,322
The Greenbrier Cos., Inc. *	1,133	10,412
The Manitowoc Co., Inc.	9,364	109,184
The Middleby Corp. *	1,311	60,817
The Timken Co.	5,589	146,599
The Toro Co.	2,484	109,346
Thomas & Betts Corp. *	3,864	139,490
Titan International, Inc.	2,599	21,442
Titan Machinery, Inc. *	1,035	12,327
TransDigm Group, Inc.	2,691	135,142
Tredegar Corp.	1,754	29,379
Trex Co., Inc. *	1,035	20,690
Trinity Industries, Inc.	5,753	96,823
Triumph Group, Inc.	1,173	61,395
Tutor Perini Corp. *	2,001	39,560
United Rentals, Inc. *	4,347	32,820
Universal Forest Products, Inc.	1,380	48,631
USG Corp. *	4,899	66,038
Valence Technology, Inc. *	5,451	5,069
Valmont Industries, Inc.	1,518	108,082
Vicor Corp. *	1,518	14,436
Wabtec Corp.	3,519	134,215
Watsco, Inc.	2,030	117,415
Watts Water Technologies, Inc., Class A	2,099	61,207
WESCO International, Inc. *	2,996	86,554
Woodward Governor Co.	4,166	119,939

		9,239,369

See financial notes 65

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Commercial & Professional Services 2.7%
ABM Industries, Inc.	3,105	63,590
Acco Brands Corp. *	3,864	27,705
Administaff, Inc.	1,616	29,120
American Reprographics Co. *	2,720	19,475
APAC Customer Services, Inc. *	2,168	11,230
ATC Technology Corp. *	1,409	31,576
Bowne & Co., Inc.	2,858	31,810
CBIZ, Inc. *	3,521	21,936
CDI Corp.	966	13,804
Cenveo, Inc. *	4,100	30,586
Clean Harbors, Inc. *	1,616	91,853
Consolidated Graphics, Inc. *	690	30,733
Cornell Cos., Inc. *	857	15,974
CoStar Group, Inc. *	1,449	57,018
Courier Corp.	785	12,081
CRA International, Inc. *	759	20,189
Deluxe Corp.	3,686	66,164
EnergySolutions, Inc.	5,618	34,157
EnerNOC, Inc. *	1,242	32,838
Ennis, Inc.	1,863	28,634
Exponent, Inc. *	966	25,725
Fuel Tech, Inc. *	1,242	8,135
G&K Services, Inc., Class A	1,340	33,460
Healthcare Services Group, Inc.	2,829	62,125
Heidrick & Struggles International, Inc.	1,202	32,418
Herman Miller, Inc.	4,051	73,728
Hill International, Inc. *	1,892	9,971
HNI Corp.	2,651	63,014
Huron Consulting Group, Inc. *	1,547	36,633
ICF International, Inc. *	897	21,017
Innerworkings, Inc. *	2,306	13,075
Interface, Inc. Class A	3,933	33,824
KAR Auction Services, Inc. *	1,681	22,525
Kelly Services, Inc., Class A *	2,001	31,476
Kforce, Inc. *	2,582	34,392
Kimball International, Inc., Class B	1,823	12,050
Knoll, Inc.	3,450	41,469
Korn/Ferry International *	3,312	56,569
M&F Worldwide Corp. *	857	27,758
McGrath Rentcorp	1,685	40,305
Metalico, Inc. *	2,691	14,774
Mine Safety Appliances Co.	2,277	57,813
Mistras Group, Inc. *	650	8,866
Mobile Mini, Inc. *	2,533	34,423
Monster Worldwide, Inc. *	9,108	127,057
Navigant Consulting, Inc. *	3,617	42,066
Odyssey Marine Exploration, Inc. *	4,169	5,295
Resources Connection, Inc. *	3,272	55,755
RINO International Corp. *	374	7,559
Rollins, Inc.	3,726	79,178
Schawk, Inc.	857	11,235
School Specialty, Inc. *	1,173	25,044
Spherion Corp. *	3,657	28,781
Standard Parking Corp. *	512	8,407
Steelcase, Inc., Class A	4,514	29,657
Sykes Enterprises, Inc. *	2,602	61,954
Team, Inc. *	1,340	24,294
Tetra Tech, Inc. *	4,307	90,102
The Advisory Board Co. *	1,133	35,984
The Brink’s Co.	3,410	86,887
The Corporate Executive Board Co.	2,444	55,919
The Geo Group, Inc. *	3,706	73,268
The Standard Register Co.	1,104	6,072
TrueBlue, Inc. *	3,105	41,203
United Stationers, Inc. *	1,725	98,515
US Ecology, Inc.	1,185	17,645
US Ecology, Inc.	17	253
Viad Corp.	1,449	27,690
Volt Information Sciences, Inc. *	759	8,083

		2,513,921

Consumer Durables & Apparel 4.1%
American Apparel, Inc. *	2,415	6,786
American Greetings Corp., Class A	2,651	50,555
Blyth, Inc.	414	11,940
Brookfield Homes Corp. *	690	5,251
Brunswick Corp.	6,279	72,460
Callaway Golf Co.	4,623	36,660
Carter’s, Inc. *	4,028	115,442
Columbia Sportswear Co.	1,064	48,774
Crocs, Inc. *	5,727	40,375
CSS Industries, Inc.	552	9,318
Deckers Outdoor Corp. *	966	116,113
Eastman Kodak Co. *	18,285	108,613
Ethan Allen Interiors, Inc.	2,001	31,936
FGX International Holdings Ltd. *	1,064	20,993
Fossil, Inc. *	3,381	122,561
Furniture Brands International, Inc. *	2,444	13,393
Hanesbrands, Inc. *	6,762	175,339
Harman International Industries, Inc.	4,968	214,319
Helen of Troy Ltd. *	2,030	49,065
Hovnanian Enterprises, Inc., Class A *	3,450	13,420
Iconix Brand Group, Inc. *	5,175	67,430
iRobot Corp. *	1,409	22,812
JAKKS Pacific, Inc. *	1,961	24,218
Jarden Corp.	6,308	202,234
Jones Apparel Group, Inc.	6,141	103,537
K-Swiss, Inc., Class A *	1,892	17,671
KB HOME	5,500	89,540
Kenneth Cole Productions, Inc., Class A *	552	6,469
La-Z-Boy, Inc. *	3,726	46,985
Leapfrog Enterprises, Inc. *	2,720	14,824
Lennar Corp., Class A	11,434	187,632
Liz Claiborne, Inc. *	6,900	47,679
M.D.C Holdings, Inc.	2,622	89,725
M/I Homes, Inc. *	1,311	16,846
Maidenform Brands, Inc. *	1,380	23,764
Marine Products Corp.	1,035	6,966
Meritage Homes Corp. *	2,099	44,898
Movado Group, Inc. *	1,242	15,898
National Presto Industries, Inc.	345	43,525
Oxford Industries, Inc.	995	19,363
Phillips-Van Heusen Corp.	3,657	159,153
Polaris Industries, Inc.	2,346	107,306
Pool Corp.	3,450	68,931
Quiksilver, Inc. *	9,522	24,472
RC2 Corp. *	1,518	21,419
Sealy Corp. *	3,174	10,982
Skechers U.S.A., Inc., Class A *	2,346	72,093
Skyline Corp.	483	8,235

66 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Smith & Wesson Holding Corp. *	4,278	18,267
Standard Pacific Corp. *	7,245	30,574
Steven Madden Ltd. *	1,173	49,278
Tempur-Pedic International, Inc. *	5,106	145,010
The Ryland Group, Inc.	3,036	68,887
The Timberland Co., Class A *	3,312	61,239
The Warnaco Group, Inc. *	3,312	138,243
True Religion Apparel, Inc. *	1,863	45,755
Tupperware Brands Corp.	4,485	209,584
Under Armour, Inc., Class A *	2,691	70,127
UniFirst Corp.	966	50,773
Volcom, Inc. *	1,202	19,400
Weyco Group, Inc.	581	13,375
Wolverine World Wide, Inc.	3,519	97,019

		3,845,451

Consumer Services 3.7%
AFC Enterprises, Inc. *	1,794	14,531
Ambassadors Group, Inc.	1,380	15,580
American Public Education, Inc. *	1,311	56,714
Ameristar Casinos, Inc.	1,725	26,030
Bally Technologies, Inc. *	3,933	162,866
BJ’s Restaurants, Inc. *	1,478	31,629
Bob Evans Farms, Inc.	2,208	62,950
Boyd Gaming Corp. *	4,071	31,102
Bridgepoint Education, Inc. *	1,380	23,294
Brink’s Home Security Holdings, Inc. *	3,312	138,607
Brinker International, Inc.	7,314	132,457
Buffalo Wild Wings, Inc. *	1,311	57,619
California Pizza Kitchen, Inc. *	1,754	27,257
Cambium Learning Group, Inc. *	1,408	5,210
Capella Education Co. *	1,064	88,387
CEC Entertainment, Inc. *	1,616	56,641
Choice Hotels International, Inc.	2,165	71,532
Churchill Downs, Inc.	759	27,005
CKE Restaurants, Inc.	3,657	41,580
Coinstar, Inc. *	2,096	62,209
Corinthian Colleges, Inc. *	5,727	92,892
Cracker Barrel Old Country Store, Inc.	1,587	69,320
Denny’s Corp. *	6,693	18,406
DineEquity, Inc. *	1,104	32,391
Domino’s Pizza, Inc. *	3,065	38,282
Gaylord Entertainment Co. *	2,553	57,468
Grand Canyon Education, Inc. *	1,173	25,513
Hillenbrand, Inc.	4,445	89,122
International Speedway Corp., Class A	2,030	54,221
Interval Leisure Group, Inc. *	2,898	41,615
Isle of Capri Casinos, Inc. *	1,242	9,290
Jack in the Box, Inc. *	4,100	86,592
Jackson Hewitt Tax Service, Inc. *	1,823	4,448
K12, Inc. *	1,547	31,141
Krispy Kreme Doughnuts, Inc. *	4,140	14,531
Landry’s Restaurants, Inc. *	512	10,440
Life Time Fitness, Inc. *	2,967	75,243
Lincoln Educational Services Corp. *	621	13,848
Matthews International Corp., Class A	2,168	72,671
Morgans Hotel Group Co. *	1,794	7,607
Orient-Express Hotels Ltd., Class A *	6,397	73,118
P.F. Chang’s China Bistro, Inc. *	1,547	65,655
Panera Bread Co., Class A *	2,237	162,831
Papa John’s International, Inc. *	1,587	38,739
Peet’s Coffee & Tea, Inc. *	926	33,669
Pinnacle Entertainment, Inc. *	4,278	30,930
Pre-Paid Legal Services, Inc. *	512	21,320
Red Robin Gourmet Burgers, Inc. *	1,061	21,040
Regis Corp.	4,100	67,773
Ruby Tuesday, Inc. *	4,238	34,285
Scientific Games Corp., Class A *	4,968	83,910
Service Corp. International	18,038	145,386
Shuffle Master, Inc. *	3,933	32,329
Sonic Corp. *	4,416	37,492
Sotheby’s	4,830	117,369
Speedway Motorsports, Inc.	966	16,886
Steiner Leisure Ltd. *	966	41,509
Stewart Enterprises, Inc., Class A	6,032	29,557
Texas Roadhouse, Inc. *	3,752	50,389
The Cheesecake Factory, Inc. *	4,097	96,894
The Marcus Corp.	1,478	18,046
The Steak N Shake Co. *	82	28,051
Universal Technical Institute, Inc. *	1,518	38,345
Vail Resorts, Inc. *	2,582	92,978
WMS Industries, Inc. *	4,237	160,709

		3,517,451

Diversified Financials 2.6%
Advance America Cash Advance Centers, Inc.	3,548	22,246
AmeriCredit Corp. *	4,859	108,113
Artio Global Investors, Inc.	1,794	43,738
Asset Acceptance Capital Corp. *	759	4,304
BGC Partners, Inc., Class A	2,829	14,032
Broadpoint Gleacher Securities, Inc. *	4,831	19,372
Calamos Asset Management, Inc., Class A	1,380	18,409
Cardtronics, Inc. *	1,035	10,226
Cash America International, Inc.	2,139	81,988
Cohen & Steers, Inc.	1,449	31,530
CompuCredit Holdings Corp. *	2,208	7,640
Credit Acceptance Corp. *	414	16,630
Dollar Financial Corp. *	1,705	38,260
Duff & Phelps Corp., Class A	1,682	28,056
E*TRADE Financial Corp. *	134,461	216,482
Encore Capital Group, Inc. *	966	17,427
Evercore Partners, Inc., Class A	1,104	33,241
EZCORP, Inc., Class A *	3,243	63,984
FBR Capital Markets Corp. *	2,967	16,051
First Cash Financial Services, Inc. *	1,932	40,997
GAMCO Investors, Inc., Class A	276	12,009
GFI Group, Inc.	4,692	25,853
GLG Partners, Inc. *	12,558	34,911
Greenhill & Co., Inc.	1,892	135,183
Interactive Brokers Group, Inc., Class A *	2,898	49,933
Investment Technology Group, Inc. *	3,174	54,021
Janus Capital Group, Inc.	12,903	161,287
KBW, Inc. *	2,484	59,020
Knight Capital Group, Inc., Class A *	6,693	108,025
LaBranche & Co., Inc. *	3,588	16,828
Life Partners Holdings, Inc.	443	9,117
MarketAxess Holdings, Inc.	1,932	28,903
MF Global Holdings Ltd. *	7,176	49,658
Nelnet, Inc., Class A	2,030	31,912

See financial notes 67

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NewStar Financial, Inc. *	1,932	12,094
optionsXpress Holdings, Inc.	3,243	51,272
Penson Worldwide, Inc. *	1,449	13,635
PHH Corp. *	3,913	72,430
PICO Holdings, Inc. *	1,409	47,962
Piper Jaffray Cos., Inc. *	1,380	59,740
Portfolio Recovery Associates, Inc. *	1,104	58,876
Pzena Investment Management, Inc., Class A *	414	2,484
Riskmetrics Group, Inc. *	2,208	41,135
Stifel Financial Corp. *	2,168	118,590
SWS Group, Inc.	2,306	27,787
The First Marblehead Corp. *	4,692	11,073
The Student Loan Corp.	276	9,975
Thomas Weisel Partners Group, Inc. *	1,518	6,118
TradeStation Group, Inc. *	2,277	15,711
Waddell & Reed Financial, Inc., Class A	6,141	201,916
Westwood Holdings Group, Inc.	414	16,034
World Acceptance Corp. *	1,035	43,253

		2,419,471

Energy 6.2%
Allis-Chalmers Energy, Inc. *	2,898	10,954
Alon USA Energy, Inc.	828	5,796
Apco Oil & Gas International, Inc.	690	15,235
Arena Resources, Inc. *	2,761	114,388
Atlas Energy, Inc. *	5,617	183,339
ATP Oil & Gas Corp. *	3,036	54,830
Atwood Oceanics, Inc. *	4,003	133,940
Basic Energy Services, Inc. *	1,725	16,301
Berry Petroleum Co., Class A	3,369	90,289
Bill Barrett Corp. *	2,415	81,893
BP Prudhoe Bay Royalty Trust	1,510	134,964
BPZ Resources, Inc. *	7,453	58,282
Brigham Exploration Co. *	7,135	117,157
Bristow Group, Inc. *	2,444	88,497
Bronco Drilling Co., Inc. *	1,933	9,356
Cal Dive International, Inc. *	6,652	46,897
CARBO Ceramics, Inc.	1,449	88,433
Carrizo Oil & Gas, Inc. *	2,001	47,884
Cheniere Energy, Inc. *	3,451	10,284
Clayton Williams Energy, Inc. *	621	23,157
Clean Energy Fuels Corp. *	2,760	49,790
Cloud Peak Energy, Inc. *	2,301	34,998
Complete Production Services, Inc. *	4,416	61,647
Comstock Resources, Inc. *	3,312	114,330
Contango Oil & Gas Co. *	966	49,807
Crosstex Energy, Inc. *	3,312	25,602
CVR Energy, Inc. *	3,934	32,338
Dawson Geophysical Co. *	552	15,771
Delek US Holdings, Inc.	1,105	8,033
Delta Petroleum Corp. *	13,113	18,358
DHT Maritime, Inc.	3,452	12,151
Dresser-Rand Group, Inc. *	5,916	182,864
Dril-Quip, Inc. *	2,188	119,727
Encore Acquisition Co. *	4,002	198,219
ENGlobal Corp. *	1,312	3,765
Exterran Holdings, Inc. *	4,485	102,034
Frontier Oil Corp.	7,453	92,343
Gastar Exploration Ltd. *	3,037	15,003
General Maritime Corp.	3,728	26,953
Global Industries Ltd. *	7,383	49,835
GMX Resources, Inc. *	2,030	18,676
Goodrich Petroleum Corp. *	1,932	37,230
Gulf Island Fabrication, Inc.	897	17,895
Gulfmark Offshore, Inc., Class A *	1,863	45,830
Gulfport Energy Corp. *	1,932	17,581
Harvest Natural Resources, Inc. *	2,347	12,533
Helix Energy Solutions Group, Inc. *	6,831	78,625
Hercules Offshore, Inc. *	8,211	30,052
Holly Corp.	3,036	77,965
Hornbeck Offshore Services, Inc. *	1,725	32,568
Hugoton Royalty Trust	2,898	51,613
International Coal Group, Inc. *	6,695	29,190
ION Geophysical Corp. *	6,487	29,710
Isramco, Inc. *	69	3,867
James River Coal Co. *	2,001	31,836
Key Energy Services, Inc. *	8,902	90,266
Lufkin Industries, Inc.	1,035	75,607
Mariner Energy, Inc. *	7,315	109,871
Massey Energy Co.	6,141	264,493
Matrix Service Co. *	1,863	19,934
McMoRan Exploration Co. *	5,659	97,788
Newpark Resources, Inc. *	6,350	32,830
Oil States International, Inc. *	3,519	151,387
Overseas Shipholding Group, Inc.	1,725	76,745
Parker Drilling Co. *	8,281	42,482
Patriot Coal Corp. *	5,520	91,963
Penn Virginia Corp.	3,243	82,048
Petroleum Development Corp. *	1,311	30,822
PetroQuest Energy, Inc. *	4,049	21,703
PHI, Inc. *	966	18,856
Pioneer Drilling Co. *	3,312	23,648
Rentech, Inc. *	13,874	14,845
Resolute Energy Corp. *	3,174	33,803
Rosetta Resources, Inc. *	3,795	71,080
RPC, Inc.	2,347	29,009
SandRidge Energy, Inc. *	13,066	103,744
SEACOR Holdings, Inc. *	1,380	105,404
Seahawk Drilling, Inc. *	759	15,597
Ship Finance International Ltd.	2,967	47,175
Southern Union Co.	7,522	180,077
St. Mary Land & Exploration Co.	4,485	146,121
Stone Energy Corp. *	3,036	51,764
Superior Energy Services, Inc. *	5,589	115,525
Superior Well Services, Inc. *	2,027	36,263
Swift Energy Co. *	2,622	78,109
T-3 Energy Services, Inc. *	966	22,933
Teekay Corp.	3,036	76,325
Tesco Corp. *	2,277	31,036
TETRA Technologies, Inc. *	5,451	54,946
Unit Corp. *	3,381	146,972
USEC, Inc. *	8,075	35,207
VAALCO Energy, Inc.	4,073	17,392
Venoco, Inc. *	1,380	15,842
W&T Offshore, Inc.	2,671	23,532
Warren Resources, Inc. *	5,037	11,787
Western Refining, Inc. *	3,796	16,475
World Fuel Services Corp.	4,209	111,202

		5,883,223

68 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food & Staples Retailing 0.8%
Arden Group, Inc., Class A	98	9,947
BJ’s Wholesale Club, Inc. *	3,933	142,257
Casey’s General Stores, Inc.	3,617	109,993
Ingles Markets, Inc., Class A	857	12,075
Nash Finch Co.	926	32,660
PriceSmart, Inc.	995	21,154
Rite Aid Corp. *	44,091	67,018
Ruddick Corp.	3,036	88,955
Spartan Stores, Inc.	1,616	22,656
Susser Holdings Corp. *	719	6,025
The Andersons, Inc.	1,271	41,053
The Great Atlantic & Pacific Tea Co., Inc. *	2,513	18,269
The Pantry, Inc. *	1,587	20,790
United Natural Foods, Inc. *	2,829	83,088
Village Super Market, Inc., Class A	345	8,539
Weis Markets, Inc.	926	32,317
Winn-Dixie Stores, Inc. *	3,933	43,027

		759,823

Food, Beverage & Tobacco 1.9%
Alico, Inc.	236	6,127
Alliance One International, Inc. *	6,377	32,714
American Italian Pasta Co., Class A *	1,518	58,898
B&G Foods, Inc., Class A	3,410	31,747
Cal-Maine Foods, Inc.	992	31,804
Calavo Growers, Inc.	877	15,514
Central European Distribution Corp. *	4,427	147,640
Chiquita Brands International, Inc. *	3,203	46,636
Coca-Cola Bottling Co. Consolidated	276	15,359
Corn Products International, Inc.	5,313	173,098
Darling International, Inc. *	5,894	47,506
Del Monte Foods Co.	14,378	168,510
Diamond Foods, Inc.	1,173	40,879
Dole Food Co., Inc. *	2,582	30,287
Farmer Brothers Co.	483	8,699
Fresh Del Monte Produce, Inc. *	3,062	59,433
Green Mountain Coffee Roasters, Inc. *	2,752	232,241
J&J Snack Foods Corp.	966	41,258
Lancaster Colony Corp.	1,449	83,375
Lance, Inc.	2,306	50,017
National Beverage Corp. *	759	8,653
Pilgrim’s Pride Corp. *	3,381	30,497
Sanderson Farms, Inc.	1,271	62,228
Smart Balance, Inc. *	4,485	22,470
Star Scientific, Inc. *	6,003	5,703
The Boston Beer Co., Inc., Class A *	719	34,023
The Hain Celestial Group, Inc. *	2,927	46,451
Tootsie Roll Industries, Inc.	1,656	45,060
TreeHouse Foods, Inc. *	2,237	96,258
Universal Corp.	1,754	93,050
Vector Group Ltd.	2,996	43,232

		1,809,367

Health Care Equipment & Services 6.7%
Abaxis, Inc. *	1,587	40,294
ABIOMED, Inc. *	2,415	24,416
Accuray, Inc. *	3,203	21,684
AGA Medical Holdings, Inc. *	966	12,944
Air Methods Corp. *	788	20,969
Align Technology, Inc. *	4,721	85,450
Alliance HealthCare Services, Inc. *	2,139	10,674
Allscripts-Misys Healthcare Solutions, Inc. *	4,278	76,533
Almost Family, Inc. *	581	20,951
Amedisys, Inc. *	1,961	113,052
American Medical Systems Holdings, Inc. *	5,273	95,547
AMERIGROUP Corp. *	3,824	100,495
AMN Healthcare Services, Inc. *	2,415	22,266
AmSurg Corp. *	2,168	44,791
Analogic Corp.	926	38,244
AngioDynamics, Inc. *	1,794	29,170
Arthrocare Corp. *	1,518	40,333
Assisted Living Concepts, Inc., Class A *	719	19,895
athenahealth, Inc. *	2,277	83,885
Bio-Reference Labs, Inc. *	857	33,946
Brookdale Senior Living, Inc. *	3,933	70,715
Cantel Medical Corp.	926	18,103
CardioNet, Inc. *	1,725	10,333
Catalyst Health Solutions, Inc. *	2,740	103,271
Centene Corp. *	3,680	65,762
Chemed Corp.	1,587	85,000
Clarient, Inc. *	3,381	7,202
Computer Programs & Systems, Inc.	788	28,321
Conceptus, Inc. *	1,794	35,216
CONMED Corp. *	2,139	46,801
CorVel Corp. *	512	16,486
Cross Country Healthcare, Inc. *	2,030	19,955
CryoLife, Inc. *	2,001	14,107
Cyberonics, Inc. *	1,823	32,541
Dexcom, Inc. *	3,243	29,317
Eclipsys Corp. *	4,071	75,761
Emdeon, Inc., Class A *	3,203	49,967
Emergency Medical Services Corp., Class A *	1,449	75,435
Emeritus Corp. *	1,449	25,415
Ensign Group, Inc.	897	14,944
ev3, Inc. *	4,968	72,284
Genoptix, Inc. *	1,242	40,452
Gentiva Health Services, Inc. *	2,070	57,360
Greatbatch, Inc. *	1,616	31,544
Haemonetics Corp. *	1,823	97,512
Hanger Orthopedic Group, Inc. *	2,277	42,466
Health Management Associates, Inc., Class A *	17,596	128,275
Health Net, Inc. *	7,452	172,067
HEALTHSOUTH Corp. *	6,722	116,291
Healthspring, Inc. *	3,755	69,130
Healthways, Inc. *	2,441	36,664
Hill-Rom Holdings, Inc.	4,485	117,686
HMS Holdings Corp. *	1,823	83,931
ICU Medical, Inc. *	926	31,827
Immucor, Inc. *	5,066	97,926
Insulet Corp. *	2,306	33,898
Integra LifeSciences Holdings Corp. *	1,518	60,416
Invacare Corp.	2,277	62,117
inVentiv Health, Inc. *	2,444	35,878
IPC The Hospitalist Co. *	1,064	35,176
IRIS International, Inc. *	1,311	15,037

See financial notes 69

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kensey Nash Corp. *	650	14,345
Kindred Healthcare, Inc. *	2,789	48,584
Landauer, Inc.	650	39,500
LHC Group, Inc. *	1,064	32,026
LifePoint Hospitals, Inc. *	3,933	119,956
Magellan Health Services, Inc. *	2,513	105,345
MAKO Surgical Corp. *	1,754	23,205
Masimo Corp. *	3,795	105,084
MedAssets, Inc. *	3,203	69,345
MedCath Corp. *	1,104	7,474
Medidata Solutions, Inc. *	1,408	21,711
MEDNAX, Inc. *	3,243	173,500
MedQuist, Inc.	621	4,881
Meridian Bioscience, Inc.	2,924	64,796
Merit Medical Systems, Inc. *	2,027	29,837
Molina Healthcare, Inc. *	926	19,798
MWI Veterinary Supply, Inc. *	788	32,466
National Healthcare Corp.	621	22,847
Natus Medical, Inc. *	2,030	27,364
Neogen Corp. *	1,587	38,453
Nighthawk Radiology Holdings, Inc. *	1,380	4,099
NuVasive, Inc. *	2,720	108,664
Odyssey HealthCare, Inc. *	2,346	41,125
Omnicell, Inc. *	2,237	30,267
OraSure Technologies, Inc. *	3,272	17,996
Orthofix International N.V. *	1,173	39,988
Orthovita, Inc. *	5,411	20,778
Owens & Minor, Inc.	2,996	133,771
Palomar Medical Technologies, Inc. *	1,311	11,838
PharMerica Corp. *	2,168	37,181
Phase Forward, Inc. *	3,065	36,565
PSS World Medical, Inc. *	4,304	90,771
Psychiatric Solutions, Inc. *	3,795	81,403
Quality Systems, Inc.	1,311	75,042
Quidel Corp. *	1,932	25,232
RehabCare Group, Inc. *	1,725	48,024
Res-Care, Inc. *	1,794	16,361
RTI Biologics, Inc. *	3,893	14,599
Select Medical Holdings Corp. *	2,208	18,084
Sirona Dental Systems, Inc. *	1,725	61,910
Skilled Healthcare Group, Inc., Class A *	1,587	10,268
SonoSite, Inc. *	1,242	36,788
STERIS Corp.	3,864	122,141
Sun Healthcare Group, Inc. *	3,105	27,603
SurModics, Inc. *	1,133	21,822
Symmetry Medical, Inc. *	2,306	19,832
Synovis Life Technologies, Inc. *	854	11,956
Team Health Holdings, Inc. *	1,408	20,416
Tenet Healthcare Corp. *	34,549	182,073
The Cooper Cos., Inc.	3,243	129,915
Thoratec Corp. *	4,071	117,448
TomoTherapy, Inc. *	3,864	12,790
TranS1, Inc. *	759	2,376
Triple-S Management Corp., Class B *	1,449	25,111
Universal American Financial Corp. *	2,996	43,172
VCA Antech, Inc. *	6,101	145,326
Virtual Radiologic Corp. *	483	4,835
Volcano Corp. *	2,927	60,267
WellCare Health Plans, Inc. *	3,062	81,755
West Pharmaceutical Services, Inc.	2,346	91,377
Wright Medical Group, Inc. *	2,691	45,343
Zoll Medical Corp. *	1,518	39,347

		6,364,304

Household & Personal Products 0.8%
Bare Escentuals, Inc. *	4,899	89,064
Central Garden & Pet Co., Class A *	4,652	44,427
Elizabeth Arden, Inc. *	1,892	34,094
Herbalife Ltd.	4,416	176,861
Inter Parfums, Inc.	995	13,512
NBTY, Inc. *	4,031	183,007
Nu Skin Enterprises, Inc., Class A	3,686	98,490
Prestige Brands Holdings, Inc. *	3,065	24,612
Revlon, Inc., Class A *	788	11,812
USANA Health Sciences, Inc. *	532	14,731
WD-40 Co.	1,133	35,485

		726,095

Insurance 3.7%
Ambac Financial Group, Inc. *	20,659	14,668
American Equity Investment Life Holding Co.	4,169	36,687
American National Insurance Co.	1,133	122,976
American Physicians Capital, Inc.	621	17,649
AMERISAFE, Inc. *	1,340	23,061
AmTrust Financial Services, Inc.	1,725	24,443
Argo Group International Holdings Ltd. *	2,208	61,449
Arthur J. Gallagher & Co.	7,176	170,286
Aspen Insurance Holdings Ltd.	5,411	152,915
Assured Guaranty Ltd.	8,999	189,879
Baldwin & Lyons, Inc., Class B	670	16,201
Citizens, Inc. *	2,622	16,991
CNA Surety Corp. *	1,173	18,909
Conseco, Inc. *	16,561	82,474
Crawford & Co., Class B *	1,823	6,982
Delphi Financial Group, Inc., Class A	3,341	71,264
Donegal Group, Inc., Class A	926	13,621
eHealth, Inc. *	1,657	27,672
EMC Insurance Group, Inc.	394	7,982
Employers Holdings, Inc.	3,174	41,833
Endurance Specialty Holdings Ltd.	3,686	141,764
Enstar Group Ltd. *	512	32,261
Erie Indemnity Co., Class A	2,303	91,245
FBL Financial Group, Inc., Class A	926	18,816
First Mercury Financial Corp.	1,035	14,728
Flagstone Reinsurance Holdings Ltd.	2,553	29,206
FPIC Insurance Group, Inc. *	512	18,877
Greenlight Capital Re Ltd., Class A *	2,139	54,159
Harleysville Group, Inc.	897	30,094
Hilltop Holdings, Inc. *	2,967	35,485
Horace Mann Educators Corp.	2,809	37,753
Infinity Property & Casualty Corp.	966	39,364
Kansas City Life Insurance Co.	276	8,084
Maiden Holdings Ltd.	4,347	30,516
Max Capital Group Ltd.	3,410	82,317
MBIA, Inc. *	11,592	55,873
Meadowbrook Insurance Group, Inc.	4,100	29,028
Mercury General Corp.	1,892	77,686
Montpelier Re Holdings Ltd.	5,589	99,149

70 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
National Financial Partners Corp. *	2,967	34,091
National Interstate Corp.	483	8,462
National Western Life Insurance Co., Class A	167	28,038
OneBeacon Insurance Group Ltd., Class A	1,656	25,122
Platinum Underwriters Holdings Ltd.	3,588	134,155
PMA Capital Corp., Class A *	2,277	12,933
Presidential Life Corp.	1,587	15,553
ProAssurance Corp. *	2,375	126,635
Protective Life Corp.	6,141	112,749
RLI Corp.	1,380	73,540
Safety Insurance Group, Inc.	1,064	39,517
Seabright Insurance Holdings, Inc. *	1,547	16,259
Selective Insurance Group, Inc.	3,821	61,938
StanCorp Financial Group, Inc.	3,548	152,493
State Auto Financial Corp.	995	18,248
Stewart Information Services Corp.	1,202	16,900
Symetra Financial Corp. *	2,208	28,682
The Navigators Group, Inc. *	995	37,681
The Phoenix Cos., Inc. *	7,826	18,548
Tower Group, Inc.	2,927	66,648
United America Indemnity Ltd., Class A *	2,030	16,423
United Fire & Casualty Co.	1,616	27,472
Unitrin, Inc.	3,272	79,052
Validus Holdings Ltd.	6,790	190,052
Zenith National Insurance Corp.	2,651	100,977

		3,486,515

Materials 5.7%
A. Schulman, Inc.	1,725	40,641
A.M. Castle & Co.	1,311	15,103
AK Steel Holding Corp.	7,866	169,355
Allied Nevada Gold Corp. *	4,485	61,714
AMCOL International Corp.	1,889	48,056
American Vanguard Corp.	1,685	10,868
Arch Chemicals, Inc.	1,794	55,381
Ashland, Inc.	4,830	227,396
Balchem Corp.	2,018	44,214
Brush Engineered Materials, Inc. *	1,449	29,763
Buckeye Technologies, Inc. *	2,760	30,498
Bway Holding Co. *	828	12,478
Cabot Corp.	3,657	106,272
Calgon Carbon Corp. *	4,031	62,521
Carpenter Technology Corp.	3,174	94,807
Cellu Tissue Holdings, Inc. *	552	5,713
Century Aluminum Co. *	4,651	56,696
Clearwater Paper Corp. *	788	38,029
Coeur d’Alene Mines Corp. *	5,658	82,890
Commercial Metals Co.	8,073	132,397
Compass Minerals International, Inc.	2,306	174,172
Cytec Industries, Inc.	3,519	150,156
Deltic Timber Corp.	828	38,038
Domtar Corp. *	3,036	158,692
Eagle Materials, Inc.	3,105	73,247
Ferro Corp.	5,756	47,142
Glatfelter	3,272	44,172
Graham Packaging Co., Inc. *	1,173	12,270
Graphic Packaging Holding Co. *	5,687	19,791
Greif, Inc., Class A	2,484	127,280
H.B. Fuller Co.	3,479	73,024
Haynes International, Inc.	828	24,045
Headwaters, Inc. *	3,105	15,494
Hecla Mining Co. *	17,090	88,868
Horsehead Holding Corp. *	3,174	32,280
Huntsman Corp.	12,006	164,842
Innophos Holdings, Inc.	1,271	29,513
Kaiser Aluminum Corp.	1,104	36,863
Koppers Holdings, Inc.	1,449	40,282
Kraton Performance Polymers, Inc. *	739	9,969
Kronos Worldwide, Inc. *	256	4,030
Louisiana-Pacific Corp. *	8,763	66,686
LSB Industries, Inc. *	1,271	18,061
Minerals Technologies, Inc.	1,340	65,432
Myers Industries, Inc.	2,277	21,108
Nalco Holding Co.	9,896	230,181
Neenah Paper, Inc.	1,104	15,644
NewMarket Corp.	820	73,021
NL Industries, Inc.	512	3,697
Olin Corp.	4,928	86,289
Olympic Steel, Inc.	670	18,532
OM Group, Inc. *	2,208	75,999
Packaging Corp. of America	7,383	175,715
PolyOne Corp. *	6,256	49,735
Rock-Tenn Co., Class A	2,760	115,478
Rockwood Holdings, Inc. *	3,657	87,731
Royal Gold, Inc.	3,795	170,547
RPM International, Inc.	9,246	177,986
RTI International Metals, Inc. *	2,099	50,439
Schnitzer Steel Industries, Inc., Class A	1,518	69,312
Schweitzer-Mauduit International, Inc.	1,242	57,008
Sensient Technologies Corp.	3,519	92,972
Silgan Holdings, Inc.	1,823	104,112
Solutia, Inc. *	8,763	123,295
Spartech Corp. *	2,168	22,092
Stepan Co.	621	29,522
Stillwater Mining Co. *	3,243	36,808
STR Holdings, Inc. *	897	14,899
Temple-Inland, Inc.	7,659	142,611
Texas Industries, Inc.	1,656	58,838
Titanium Metals Corp. *	6,141	72,402
US Gold Corp. *	6,348	17,076
Valhi, Inc.	828	14,449
W.R. Grace & Co. *	4,347	125,889
Wausau Paper Corp. *	3,519	29,771
Westlake Chemical Corp.	1,380	27,945
Worthington Industries, Inc.	4,649	73,640
Zep, Inc.	1,547	34,173
Zoltek Cos., Inc. *	2,070	18,402

		5,356,459

Media 2.2%
Arbitron, Inc.	1,892	40,678
Ascent Media Corp., Class A *	992	25,792
Belo Corp., Class A	6,486	43,651
Cinemark Holdings, Inc.	3,228	52,003
CKX, Inc. *	4,761	19,853
Crown Media Holdings, Inc., Class A *	650	1,079
Dex One Corp. *	3,588	106,922
Dolan Media Co. *	2,001	20,850
Fisher Communications, Inc. *	414	5,883

See financial notes 71

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Gannett Co., Inc.	16,561	250,899
Harte-Hanks, Inc.	2,760	32,816
Journal Communications, Inc., Class A	2,967	11,097
Knology, Inc. *	2,237	25,614
Lamar Advertising Co., Class A *	4,140	124,531
Liberty Media Corp. - Capital, Series A *	6,141	207,811
Live Nation, Inc. *	10,236	132,966
Martha Stewart Living Omnimedia, Class A *	1,823	9,753
Mediacom Communications Corp., Class A *	2,760	12,806
Meredith Corp.	2,622	80,548
Morningstar, Inc. *	1,547	68,223
National CineMedia, Inc.	3,036	48,849
PRIMEDIA, Inc.	1,518	5,617
RCN Corp. *	2,691	29,547
Regal Entertainment Group, Class A	5,618	83,933
Scholastic Corp.	1,961	57,653
Sinclair Broadcast Group, Inc., Class A *	3,450	17,319
Sirius XM Radio, Inc. *	277,685	283,239
SuperMedia, Inc. *	1,104	46,368
The E.W. Scripps Co., Class A *	2,001	15,248
The New York Times Co., Class A *	6,969	76,241
Valassis Communications, Inc. *	3,450	88,389
Value Line, Inc.	69	1,836
Warner Music Group Corp. *	3,755	21,554
World Wrestling Entertainment, Inc., Class A	1,932	32,941

		2,082,509

Pharmaceuticals, Biotechnology & Life Sciences 4.8%
Abraxis BioScience, Inc. *	414	13,393
Acorda Therapeutics, Inc. *	2,720	82,090
Acura Pharmaceuticals, Inc. *	690	3,381
Aedea Biosciences, Inc. *	1,035	14,738
Affymax, Inc. *	926	17,316
Affymetrix, Inc. *	5,037	36,820
Akorn, Inc. *	3,795	5,768
Albany Molecular Research, Inc. *	1,616	14,512
Alkermes, Inc. *	6,791	77,825
Allos Therapeutics, Inc. *	5,727	44,556
Alnylam Pharmaceuticals, Inc. *	2,622	45,675
AMAG Pharmaceuticals, Inc. *	1,473	56,254
Amicus Therapeutics, Inc. *	483	1,599
Arena Pharmaceuticals, Inc. *	6,624	20,137
ARIAD Pharmaceuticals, Inc. *	7,826	19,878
ArQule, Inc. *	2,001	6,583
Array Biopharma, Inc. *	2,995	6,709
Auxilium Pharmaceuticals, Inc. *	3,065	92,563
Bio-Rad Laboratories, Inc., Class A *	1,409	131,587
BioCryst Pharmaceuticals, Inc. *	2,099	13,434
Biodel, Inc. *	1,104	4,405
BioMarin Pharmaceutical, Inc. *	7,156	143,120
Bruker Corp. *	3,706	46,325
Cadence Pharmaceuticals, Inc. *	2,208	18,945
Cambrex Corp. *	2,139	8,064
Caraco Pharmaceutical Laboratories Ltd. *	828	3,552
Celera Corp. *	5,756	34,478
Cell Therapeutics, Inc. *	41,354	27,707
Cepheid, Inc. *	4,140	62,514
Clinical Data, Inc. *	1,104	20,071
Cubist Pharmaceuticals, Inc. *	4,140	87,106
Cumberland Pharmaceuticals, Inc. *	552	6,127
Cypress Bioscience, Inc. *	2,691	14,101
Dionex Corp. *	1,271	86,809
Durect Corp. *	5,729	13,692
Emergent Biosolutions, Inc. *	1,173	17,196
Enzo Biochem, Inc. *	2,651	13,865
Enzon Pharmaceuticals, Inc. *	2,898	26,922
eResearchTechnology, Inc. *	3,519	21,290
Exelixis, Inc. *	7,659	49,554
Facet Biotech Corp. *	1,754	28,748
Genomic Health, Inc. *	1,153	20,639
Geron Corp. *	6,555	36,380
GTx, Inc. *	966	3,864
Halozyme Therapeutics, Inc. *	5,520	30,194
Human Genome Sciences, Inc. *	13,000	365,950
Idenix Pharmaceuticals, Inc. *	2,237	6,085
ImmunoGen, Inc. *	4,100	27,101
Immunomedics, Inc. *	4,876	18,480
Impax Laboratories, Inc. *	3,844	59,236
Incyte Corp. *	8,004	85,323
Inspire Pharmaceuticals, Inc. *	4,623	28,570
InterMune, Inc. *	3,160	43,418
Ironwood Pharmaceuticals, Inc. *	1,173	15,249
Isis Pharmaceuticals, Inc. *	6,693	59,166
Kendle International, Inc. *	1,064	18,120
Lexicon Pharmaceuticals, Inc. *	8,584	15,365
Ligand Pharmaceuticals, Inc., Class B *	7,728	13,601
Luminex Corp. *	2,967	43,467
MannKind Corp. *	4,623	46,184
MAP Pharmaceuticals, Inc. *	1,173	16,094
Martek Biosciences Corp. *	2,375	47,096
Maxygen, Inc. *	1,685	9,032
Medicis Pharmaceutical Corp., Class A	4,120	92,700
Medivation, Inc. *	2,375	85,524
Metabolix, Inc. *	1,754	16,733
Micromet, Inc. *	4,928	36,664
Momenta Pharmaceuticals, Inc. *	2,760	40,406
Nabi Biopharmaceuticals *	3,617	18,917
Nektar Therapeutics *	6,653	82,431
Neurocrine Biosciences, Inc. *	2,789	7,307
Novavax, Inc. *	6,170	13,389
NPS Pharmaceuticals, Inc. *	3,450	11,523
Onyx Pharmaceuticals, Inc. *	4,120	114,371
Opko Health, Inc. *	9,660	19,417
Optimer Pharmaceuticals, Inc. *	2,139	25,561
Orexigen Therapeutics, Inc. *	2,415	15,166
Osiris Therapeutics, Inc. *	1,449	11,925
Pain Therapeutics, Inc. *	2,444	14,786
Par Pharmaceutical Cos., Inc. *	2,484	62,175
PAREXEL International Corp. *	4,189	84,408
PDL BioPharma, Inc.	8,556	59,892
Pharmasset, Inc. *	1,685	35,739
POZEN, Inc. *	1,725	10,367
Progenics Pharmaceuticals, Inc. *	1,892	8,230
Questcor Pharmaceuticals, Inc. *	3,893	18,219
Regeneron Pharmaceuticals, Inc. *	4,554	111,391
Rigel Pharmaceuticals, Inc. *	3,548	26,787
Salix Pharmaceuticals Ltd. *	3,962	113,155
Sangamo BioSciences, Inc. *	2,651	13,282
Savient Pharmaceuticals, Inc. *	4,416	59,528

72 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Seattle Genetics, Inc. *	5,687	58,007
Sequenom, Inc. *	4,376	28,313
SIGA Technologies, Inc. *	2,375	15,699
StemCells, Inc. *	8,556	10,011
Sucampo Pharmaceuticals, Inc., Class A *	552	1,904
Synta Pharmaceuticals Corp. *	1,380	5,396
Targacept, Inc. *	1,271	24,098
The Medicines Co. *	3,795	29,222
Theravance, Inc. *	3,795	41,328
United Therapeutics Corp. *	3,361	192,955
Valeant Pharmaceuticals International *	5,037	187,477
Vanda Pharmaceuticals, Inc. *	1,616	16,596
Varian, Inc. *	2,099	108,476
ViroPharma, Inc. *	5,569	69,390
VIVUS, Inc. *	5,796	48,686
XenoPort, Inc. *	2,188	17,504
ZymoGenetics, Inc. *	3,603	19,240

		4,532,318

Real Estate 8.3%
Acadia Realty Trust	2,858	47,814
Alexander’s, Inc. *	207	60,444
Alexandria Real Estate Equities, Inc.	3,134	193,117
American Campus Communities, Inc.	3,755	103,788
American Capital Agency Corp.	1,396	35,347
Anworth Mortgage Asset Corp.	7,728	52,241
Apartment Investment & Management Co., Class A	8,418	140,496
Ashford Hospitality Trust *	4,418	24,211
Avatar Holdings, Inc. *	621	10,011
BioMed Realty Trust, Inc.	6,929	107,053
Brandywine Realty Trust	9,246	103,648
BRE Properties, Inc.	3,893	131,233
Camden Property Trust	4,583	183,549
CapLease, Inc.	3,686	16,218
Capstead Mortgage Corp.	4,692	58,369
CBL & Associates Properties, Inc.	9,936	118,139
Cedar Shopping Centers, Inc.	3,755	24,745
Chimera Investment Corp.	45,196	180,784
Colonial Properties Trust	4,790	56,474
Colony Financial, Inc.	915	18,245
Corporate Office Properties Trust	4,169	153,544
Cousins Properties, Inc.	5,963	42,874
CreXus Investment Corp. *	966	13,360
DCT Industrial Trust, Inc.	14,933	73,470
Developers Diversified Realty Corp.	11,799	125,187
DiamondRock Hospitality Co. *	8,774	78,440
Douglas Emmett, Inc.	8,763	123,471
Duke Realty Corp.	16,146	179,221
DuPont Fabros Technology, Inc.	3,036	59,506
EastGroup Properties, Inc.	1,889	67,815
Education Realty Trust, Inc.	3,824	20,841
Entertainment Properties Trust	2,987	114,163
Equity Lifestyle Properties, Inc.	2,168	107,836
Equity One, Inc.	2,789	51,513
Essex Property Trust, Inc.	2,099	180,304
Extra Space Storage, Inc.	6,210	70,049
FelCor Lodging Trust, Inc. *	4,652	17,538
First Industrial Realty Trust, Inc. *	3,824	21,147
First Potomac Realty Trust	2,168	29,658
Forest City Enterprises, Inc., Class A *	8,694	104,328
Forestar Group, Inc. *	2,553	45,290
Franklin Street Properties Corp.	5,106	66,225
Getty Realty Corp.	1,242	27,436
Government Properties Income Trust	1,380	32,499
Hatteras Financial Corp.	2,582	67,055
Healthcare Realty Trust, Inc.	4,209	87,926
Highwoods Properties, Inc.	5,106	148,329
Home Properties, Inc.	2,415	110,607
Hospitality Properties Trust	8,812	193,600
HRPT Properties Trust	16,215	113,829
Inland Real Estate Corp.	5,273	44,293
Invesco Mortgage Capital	1,126	25,560
Investors Real Estate Trust	5,135	45,907
iStar Financial, Inc. *	7,107	27,504
Jones Lang LaSalle, Inc.	2,967	188,968
Kilroy Realty Corp.	3,065	86,832
Kite Realty Group Trust	4,554	18,717
LaSalle Hotel Properties	4,554	88,393
Lexington Realty Trust	7,038	41,876
LTC Properties, Inc.	1,685	43,945
Mack-Cali Realty Corp.	5,658	189,769
Medical Properties Trust, Inc.	5,727	58,931
MFA Financial, Inc.	19,596	141,875
Mid-America Apartment Communities, Inc.	2,099	109,022
National Health Investors, Inc.	1,656	57,645
National Retail Properties, Inc.	5,934	125,920
NorthStar Realty Finance Corp.	4,928	21,043
OMEGA Healthcare Investors, Inc.	6,101	115,736
Parkway Properties, Inc.	1,587	26,344
Pebblebrook Hotel Trust *	1,270	25,730
Pennsylvania Real Estate Investment Trust	3,203	32,190
Pennymac Mortgage Investment Trust *	1,173	19,343
Post Properties, Inc.	3,479	66,936
Potlatch Corp.	2,829	93,414
PS Business Parks, Inc.	1,380	67,620
RAIT Financial Trust *	4,307	7,322
Ramco-Gershenson Properties Trust	2,237	22,415
Redwood Trust, Inc.	4,997	71,207
Saul Centers, Inc.	512	18,268
Senior Housing Properties Trust	9,137	189,958
SL Green Realty Corp.	5,520	281,851
Sovran Self Storage, Inc.	1,958	62,127
Starwood Property Trust, Inc.	3,065	57,346
Sun Communities, Inc.	1,173	22,604
Sunstone Hotel Investors, Inc. *	6,791	60,712
Tanger Factory Outlet Centers, Inc.	2,858	119,093
Taubman Centers, Inc.	3,795	146,980
Tejon Ranch Co. *	857	27,767
The Macerich Co.	6,764	241,069
U-Store-It Trust	5,589	36,384
UDR, Inc.	11,000	184,800
Universal Health Realty Income Trust	788	26,658
Urstadt Biddle Properties	207	2,970
Urstadt Biddle Properties, Class A	1,271	20,044
Walter Investment Management Corp.	1,754	25,398
Washington Real Estate Investment Trust	4,307	119,993
Weingarten Realty Investors	8,625	177,589

		7,879,055

See financial notes 73

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 4.8%
1-800-FLOWERS.COM, Inc., Class A *	1,725	3,502
99 Cents Only Stores *	3,272	53,988
Aaron’s, Inc.	3,519	104,409
Aeropostale, Inc. *	4,830	170,789
AnnTaylor Stores Corp. *	4,209	72,437
Asbury Automotive Group, Inc. *	2,326	27,051
Audiovox Corp., Class A *	1,380	9,964
Barnes & Noble, Inc.	2,829	56,778
bebe stores, Inc.	2,070	17,450
Big 5 Sporting Goods Corp.	1,340	20,475
Big Lots, Inc. *	5,963	199,760
Blockbuster, Inc., Class A *	11,178	3,359
Blue Nile, Inc. *	1,035	53,033
Brown Shoe Co., Inc.	3,065	42,389
Cabela’s, Inc. *	2,967	45,870
Charming Shoppes, Inc. *	7,107	42,287
Chico’s FAS, Inc. *	12,627	171,096
Christopher & Banks Corp.	2,582	17,919
Citi Trends, Inc. *	995	29,591
Coldwater Creek, Inc. *	4,209	21,845
Collective Brands, Inc. *	4,623	104,480
Conn’s, Inc. *	788	3,546
Core-Mark Holding Co., Inc. *	690	22,108
Dick’s Sporting Goods, Inc. *	6,072	147,732
Dillard’s, Inc., Class A	3,962	66,839
DSW, Inc., Class A *	1,084	29,192
Foot Locker, Inc.	11,138	144,460
Fred’s, Inc., Class A	2,651	27,438
Gaiam, Inc., Class A *	1,173	8,187
Genesco, Inc. *	1,587	37,977
Group 1 Automotive, Inc. *	1,725	47,903
hhgregg, Inc. *	1,616	33,726
Hibbett Sports, Inc. *	2,050	47,170
Hot Topic, Inc. *	3,105	20,089
HSN, Inc. *	2,829	61,276
J. Crew Group, Inc. *	3,726	156,790
Jo-Ann Stores, Inc. *	1,892	71,612
Jos. A. Bank Clothiers, Inc. *	1,311	58,641
LKQ Corp. *	10,074	192,917
Lumber Liquidators Holdings, Inc. *	1,104	24,487
Monro Muffler Brake, Inc.	1,380	48,107
New York & Co., Inc. *	1,932	7,168
NutriSystem, Inc.	2,208	42,725
Office Depot, Inc. *	19,596	141,483
OfficeMax, Inc. *	5,451	87,052
Orbitz Worldwide, Inc. *	2,760	16,422
Overstock.com, Inc. *	1,133	13,947
Pacific Sunwear Of California, Inc. *	4,692	21,020
Penske Automotive Group, Inc. *	2,878	41,875
PetMed Express, Inc.	1,616	31,302
RadioShack Corp.	9,039	176,803
Rent-A-Center, Inc. *	4,721	104,995
Retail Ventures, Inc. *	966	8,636
Rue21, Inc. *	483	13,881
Saks, Inc. *	9,709	67,769
Sally Beauty Holdings, Inc. *	6,072	49,730
Shutterfly, Inc. *	1,311	25,158
Signet Jewelers Ltd. *	6,098	175,683
Sonic Automotive, Inc., Class A *	2,484	25,585
Stage Stores, Inc.	2,829	37,626
Stamps.com, Inc. *	857	7,764
Stein Mart, Inc. *	1,892	15,458
Systemax, Inc. *	305	4,971
The Buckle, Inc.	1,932	56,550
The Cato Corp., Class A	2,001	39,220
The Children’s Place Retail Stores, Inc. *	1,380	52,730
The Dress Barn, Inc. *	4,558	113,312
The Finish Line, Inc., Class A	3,686	44,564
The Gymboree Corp. *	2,168	94,308
The Men’s Wearhouse, Inc.	3,381	72,218
The Pep Boys-Manny, Moe & Jack	3,548	33,706
The Talbots, Inc. *	1,725	18,699
The Wet Seal, Inc., Class A *	6,998	28,062
Tractor Supply Co. *	2,622	143,476
Ulta Salon, Cosmetics & Fragrance, Inc. *	2,484	45,532
Vitacost.com, Inc. *	828	9,282
Vitamin Shoppe, Inc. *	650	12,915
Williams-Sonoma, Inc.	6,831	146,593
Zumiez, Inc. *	1,518	21,768

		4,568,657

Semiconductors & Semiconductor Equipment 3.8%
Actel Corp. *	1,892	24,237
Advanced Analogic Technologies, Inc. *	3,082	10,109
Advanced Energy Industries, Inc. *	2,346	34,064
Amkor Technology, Inc. *	8,349	50,261
ANADIGICS, Inc. *	4,485	18,433
Applied Micro Circuits Corp. *	4,721	42,206
Atheros Communications *	4,445	159,531
Atmel Corp. *	28,940	130,519
ATMI, Inc. *	2,237	37,671
Brooks Automation, Inc. *	4,373	37,783
Cabot Microelectronics Corp. *	1,705	60,357
Cavium Networks, Inc. *	2,651	63,359
Cirrus Logic, Inc. *	4,209	30,052
Cohu, Inc.	1,567	20,998
Cymer, Inc. *	2,070	64,832
Cypress Semiconductor Corp. *	11,138	131,874
Diodes, Inc. *	2,441	47,868
DSP Group, Inc. *	1,587	11,633
Entegris, Inc. *	9,315	41,731
Exar Corp. *	2,622	19,377
Fairchild Semiconductor International, Inc. *	8,930	92,158
FEI Co. *	2,691	57,264
FormFactor, Inc. *	3,548	58,365
Hittite Microwave Corp. *	1,380	57,601
Integrated Device Technology, Inc. *	11,828	64,699
International Rectifier Corp. *	5,106	103,294
Intersil Corp., Class A	8,792	130,473
IXYS Corp. *	1,754	14,927
Kulicke & Soffa Industries, Inc. *	4,830	31,781
Lattice Semiconductor Corp. *	8,211	23,566
Micrel, Inc.	2,996	29,511
Microsemi Corp. *	5,825	90,346
MKS Instruments, Inc. *	3,134	56,506
Monolithic Power Systems, Inc. *	2,513	51,039
Netlogic Microsystems, Inc. *	1,380	74,782
Novellus Systems, Inc. *	7,038	155,681
OmniVision Technologies, Inc. *	3,617	52,555

74 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
PMC-Sierra, Inc. *	16,382	135,971
Power Integrations, Inc.	1,932	69,475
Rambus, Inc. *	7,521	165,086
RF Micro Devices, Inc. *	17,348	73,035
Rubicon Technology, Inc. *	966	15,166
Semtech Corp. *	4,347	68,987
Sigma Designs, Inc. *	1,892	22,136
Silicon Image, Inc. *	5,520	13,358
Silicon Laboratories, Inc. *	3,272	148,680
Silicon Storage Technology, Inc. *	5,658	18,049
Skyworks Solutions, Inc. *	12,311	187,989
Standard Microsystems Corp. *	1,587	30,978
Supertex, Inc. *	788	18,841
Teradyne, Inc. *	12,420	124,076
Tessera Technologies, Inc. *	3,588	64,440
Trident Microsystems, Inc. *	4,554	6,740
TriQuint Semiconductor, Inc. *	10,793	77,602
Ultratech, Inc. *	1,616	20,846
Veeco Instruments, Inc. *	2,720	92,752
Volterra Semiconductor Corp. *	1,794	39,163
Zoran Corp. *	3,686	41,799

		3,616,612

Software & Services 6.6%
ACI Worldwide, Inc. *	2,464	44,943
Acxiom Corp. *	5,684	95,832
Advent Software, Inc. *	1,035	41,731
Ancestry.com, Inc. *	483	7,694
Archipelago Learning, Inc. *	443	8,049
ArcSight, Inc. *	2,099	56,253
Ariba, Inc. *	6,348	76,239
Art Technology Group, Inc. *	9,551	37,917
Aspen Technology, Inc. *	4,485	40,365
Blackbaud, Inc.	3,105	72,284
Blackboard, Inc. *	2,168	84,725
Bottomline Technologies, Inc. *	1,823	28,967
CACI International, Inc., Class A *	2,168	107,446
Cadence Design Systems, Inc. *	18,955	108,044
Cass Information Systems, Inc.	552	16,709
CIBER, Inc. *	4,376	16,322
CommVault Systems, Inc. *	2,789	61,079
Compuware Corp. *	16,560	124,034
comScore, Inc. *	1,616	25,080
Concur Technologies, Inc. *	3,036	119,436
Constant Contact, Inc. *	1,892	35,324
Convergys Corp. *	8,375	103,348
CSG Systems International, Inc. *	2,513	50,562
CyberSource Corp. *	5,037	86,284
DealerTrack Holdings, Inc. *	2,691	38,266
Deltek, Inc. *	2,484	19,102
DemandTec, Inc. *	1,242	7,291
Dice Holdings, Inc. *	1,656	10,930
Digital River, Inc. *	2,720	71,509
DivX, Inc. *	2,208	13,336
EarthLink, Inc. *	7,659	63,876
Ebix, Inc. *	2,181	31,668
Echo Global Logistics, Inc. *	414	4,682
Epicor Software Corp. *	3,479	29,815
EPIQ Systems, Inc. *	2,346	27,261
Euronet Worldwide, Inc. *	3,450	62,514
Exlservice Holdings, Inc. *	1,104	18,989
Fair Isaac Corp.	3,479	79,878
FalconStor Software, Inc. *	2,306	8,186
Forrester Research, Inc. *	1,035	30,998
Fortinet, Inc. *	926	15,909
Gartner, Inc. *	4,583	109,030
Global Cash Access Holdings, Inc. *	2,444	18,306
GSI Commerce, Inc. *	3,823	95,460
Heartland Payment Systems, Inc.	2,651	40,534
iGate Corp.	1,725	15,767
infoGROUP, Inc. *	2,208	17,730
Informatica Corp. *	6,446	164,502
InfoSpace, Inc. *	2,484	25,039
Integral Systems, Inc. *	1,311	11,222
Internap Network Services Corp. *	3,617	18,194
Internet Brands, Inc., Class A *	1,932	15,920
j2 Global Communications, Inc. *	3,203	69,505
Jack Henry & Associates, Inc.	6,032	136,203
JDA Software Group, Inc. *	2,908	82,296
Kenexa Corp. *	1,409	13,907
Lawson Software, Inc. *	10,240	61,645
Limelight Networks, Inc. *	2,996	11,025
Lionbridge Technologies, Inc. *	3,933	12,586
Liquidity Services, Inc. *	1,064	13,087
LogMeIn, Inc. *	1,019	19,116
LoopNet, Inc. *	2,208	20,866
Manhattan Associates, Inc. *	1,587	40,103
Marchex, Inc., Class B	1,587	8,157
MAXIMUS, Inc.	1,271	73,184
Mentor Graphics Corp. *	7,067	58,797
MICROS Systems, Inc. *	5,756	172,910
MicroStrategy, Inc., Class A *	649	57,560
ModusLink Global Solutions, Inc. *	3,312	32,789
MoneyGram International, Inc. *	6,003	16,628
Monotype Imaging Holdings, Inc. *	1,685	16,024
Move, Inc. *	10,833	17,008
NCI, Inc., Class A *	483	13,606
NetScout Systems, Inc. *	2,237	32,638
NetSuite, Inc. *	1,656	20,468
NeuStar, Inc., Class A *	5,224	121,092
NIC, Inc.	3,864	28,864
Novell, Inc. *	24,869	116,636
OpenTable, Inc. *	1,109	37,795
OPNET Technologies, Inc.	897	13,303
Parametric Technology Corp. *	8,349	145,356
Pegasystems, Inc.	1,096	39,456
Perficient, Inc. *	2,277	25,275
Progress Software Corp. *	2,858	80,081
Quest Software, Inc. *	4,514	76,061
QuinStreet, Inc. *	690	10,074
Rackspace Hosting, Inc. *	5,520	109,462
Radiant Systems, Inc. *	2,001	22,351
RealNetworks, Inc. *	6,417	29,518
Renaissance Learning, Inc.	483	6,738
RightNow Technologies, Inc. *	1,587	24,694
Rosetta Stone, Inc. *	788	17,336
S1 Corp. *	3,824	23,747
Sapient Corp. *	6,722	60,632
SAVVIS, Inc. *	2,878	40,551
Smith Micro Software, Inc. *	2,139	18,738
Solarwinds, Inc. *	2,224	41,833
Solera Holdings, Inc.	4,968	169,707
SonicWALL, Inc. *	3,824	30,630

See financial notes 75

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sourcefire, Inc. *	1,547	36,138
SRA International, Inc., Class A *	2,996	57,104
SuccessFactors, Inc. *	3,893	70,502
Switch & Data Facilities Co. *	1,547	27,676
Symyx Technologies, Inc. *	2,553	11,131
Synchronoss Technologies, Inc. *	1,340	23,329
Syntel, Inc.	1,656	56,138
Take-Two Interactive Software, Inc. *	5,796	55,758
Taleo Corp., Class A *	2,346	55,225
TechTarget *	1,242	6,496
TeleCommunication Systems, Inc., Class A *	2,927	22,304
TeleTech Holdings, Inc. *	2,257	39,475
Terremark Worldwide, Inc. *	2,967	21,362
The Knot, Inc. *	2,139	16,363
The Ultimate Software Group, Inc. *	1,774	54,852
THQ, Inc. *	4,761	28,852
TIBCO Software, Inc. *	12,213	111,993
TiVo, Inc. *	7,797	73,916
TNS, Inc. *	1,823	43,078
Tyler Technologies, Inc. *	2,513	45,636
Unisys Corp. *	2,789	97,364
United Online, Inc.	6,003	37,579
ValueClick, Inc. *	6,211	58,942
VASCO Data Security International, Inc. *	1,863	14,755
VeriFone Holdings, Inc. *	5,342	103,101
Vocus, Inc. *	1,311	18,656
WebMD Health Corp. *	3,312	142,681
Websense, Inc. *	2,878	61,762
Wright Express Corp. *	2,760	78,163

		6,274,950

Technology Hardware & Equipment 6.0%
3Com Corp. *	28,180	215,013
3PAR, Inc. *	2,415	22,290
Acme Packet, Inc. *	2,277	37,958
Adaptec, Inc. *	7,412	22,829
ADC Telecommunications, Inc. *	6,929	43,930
ADTRAN, Inc.	4,445	103,924
Agilysys, Inc.	1,173	12,809
Airvana, Inc. *	2,208	16,847
Anaren, Inc. *	1,084	13,333
Anixter International, Inc. *	2,139	89,282
Arris Group, Inc. *	8,930	92,158
Aruba Networks, Inc. *	4,761	55,846
Aviat Networks, Inc. *	4,169	25,639
Avid Technology, Inc. *	2,030	27,303
AVX Corp.	3,726	45,830
Bel Fuse, Inc., Class B	759	17,252
Benchmark Electronics, Inc. *	4,692	92,902
BigBand Networks, Inc. *	3,105	8,942
Black Box Corp.	1,242	35,931
Blue Coat Systems, Inc. *	2,858	82,825
Brightpoint, Inc. *	4,761	33,946
Checkpoint Systems, Inc. *	2,789	57,509
Ciena Corp. *	6,581	94,372
Cogent, Inc. *	3,341	33,076
Cognex Corp.	2,582	48,800
Coherent, Inc. *	1,656	52,644
CommScope, Inc. *	6,719	171,267
Compellent Technologies, Inc. *	1,133	17,595
Comtech Telecommunications Corp. *	2,030	64,189
CTS Corp.	2,415	19,223
Daktronics, Inc.	2,691	20,371
DG Fastchannel, Inc. *	1,311	42,463
Diebold, Inc.	4,721	136,720
Digi International, Inc. *	1,823	18,503
DTS, Inc. *	1,242	39,744
Echelon Corp. *	2,346	19,284
EchoStar Corp., Class A *	2,898	58,366
Electro Rent Corp.	1,311	15,247
Electro Scientific Industries, Inc. *	1,754	21,943
Electronics for Imaging, Inc. *	3,588	42,554
EMS Technologies, Inc. *	1,064	14,598
Emulex Corp. *	5,796	73,609
Extreme Networks, Inc. *	6,348	17,457
FARO Technologies, Inc. *	1,064	25,472
Finisar Corp. *	4,238	53,102
Harmonic, Inc. *	6,791	44,549
Hughes Communications, Inc. *	621	17,494
Hutchinson Technology, Inc. *	1,616	10,666
Hypercom Corp. *	3,726	12,929
ICx Technologies, Inc. *	966	6,289
Imation Corp. *	2,237	20,580
Infinera Corp. *	6,860	51,999
Insight Enterprises, Inc. *	3,312	42,360
InterDigital, Inc. *	3,134	80,387
Intermec, Inc. *	3,450	49,128
IPG Photonics Corp. *	1,863	29,473
Isilon Systems, Inc. *	1,863	13,768
Ixia *	2,484	19,226
Jabil Circuit, Inc.	14,214	215,626
JDS Uniphase Corp. *	15,692	168,375
L-1 Identity Solutions, Inc. *	6,032	51,393
Lexmark International, Inc., Class A *	5,618	189,383
Littelfuse, Inc. *	1,547	55,058
Loral Space & Communications, Inc. *	828	26,935
Maxwell Technologies, Inc. *	1,656	22,952
Methode Electronics, Inc.	2,760	34,334
MTS Systems Corp.	1,202	32,718
Multi-Fineline Electronix, Inc. *	621	13,538
National Instruments Corp.	4,416	139,634
NETGEAR, Inc. *	2,444	61,955
Newport Corp. *	2,553	26,909
Novatel Wireless, Inc. *	2,168	14,439
Opnext, Inc. *	3,519	7,179
OSI Systems, Inc. *	1,133	34,942
Palm, Inc. *	10,790	65,819
Park Electrochemical Corp.	1,311	35,633
Plantronics, Inc.	3,476	98,823
Plexus Corp. *	2,829	97,572
Polycom, Inc. *	5,963	155,694
QLogic Corp. *	8,280	150,696
Quantum Corp. *	13,870	34,398
Riverbed Technology, Inc. *	4,031	109,845
Rofin-Sinar Technologies, Inc. *	2,070	42,414
Rogers Corp. *	1,104	30,305
Sanmina-SCI Corp. *	5,658	93,583
ScanSource, Inc. *	1,932	50,232
SeaChange International, Inc. *	2,139	15,144
ShoreTel, Inc. *	1,409	8,454
Silicon Graphics International Corp. *	1,961	21,061

76 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Smart Modular Technologies (WWH), Inc. *	2,967	18,989
Sonus Networks, Inc. *	14,657	31,219
STEC, Inc. *	2,553	26,245
Stratasys, Inc. *	1,475	38,896
Sycamore Networks, Inc.	1,381	26,598
Synaptics, Inc. *	2,444	65,255
SYNNEX Corp. *	1,449	41,499
Tech Data Corp. *	3,617	154,952
Technitrol, Inc.	2,720	11,968
Tekelec *	4,761	78,652
TTM Technologies, Inc. *	3,105	26,517
Universal Display Corp. *	2,277	23,977
UTStarcom, Inc. *	8,102	17,662
ViaSat, Inc. *	2,234	67,914
Vishay Intertechnology, Inc. *	12,282	125,890
Zebra Technologies Corp., Class A *	4,238	121,080

		5,636,101

Telecommunication Services 0.9%
AboveNet, Inc. *	1,547	94,553
Alaska Communications Systems Group, Inc.	3,134	22,753
Atlantic Tele-Network, Inc.	690	30,277
Cbeyond, Inc. *	1,794	22,246
Cincinnati Bell, Inc. *	14,559	43,095
Cogent Communications Group, Inc. *	3,016	29,677
Consolidated Communications Holdings, Inc.	1,705	28,712
General Communication, Inc., Class A *	2,858	15,690
Global Crossing Ltd. *	2,208	31,464
ICO Global Communications (Holdings) Ltd. *	8,143	8,957
Iowa Telecommunications Services, Inc.	2,372	38,308
Leap Wireless International, Inc. *	4,445	63,430
Neutral Tandem, Inc. *	2,415	38,930
NTELOS Holdings Corp.	2,070	35,356
PAETEC Holding Corp. *	9,315	36,887
Premiere Global Services, Inc. *	4,376	32,907
Shenandoah Telecommunications Co.	1,685	30,381
SureWest Communications *	966	8,308
Syniverse Holdings, Inc. *	4,968	83,562
tw telecom, Inc. *	10,695	169,943
USA Mobility, Inc.	1,616	18,196

		883,632

Transportation 2.8%
AirTran Holdings, Inc. *	9,688	46,696
Alaska Air Group, Inc. *	2,553	89,355
Alexander & Baldwin, Inc.	2,993	96,315
Allegiant Travel Co. *	995	51,879
AMERCO *	414	21,706
American Commercial Lines, Inc. *	690	16,042
AMR Corp. *	23,943	220,036
Arkansas Best Corp.	1,656	43,453
Atlas Air Worldwide Holdings, Inc. *	1,202	54,186
Avis Budget Group, Inc. *	7,314	76,943
Con-way, Inc.	3,519	114,332
Continental Airlines, Inc., Class B *	9,936	205,278
Dollar Thrifty Automotive Group, Inc. *	1,823	54,763
Eagle Bulk Shipping, Inc. *	4,444	23,242
Excel Maritime Carriers Ltd. *	3,519	20,727
Forward Air Corp.	2,070	50,632
Genco Shipping & Trading Ltd. *	2,001	42,021
Genesee & Wyoming, Inc., Class A *	2,720	86,632
Hawaiian Holdings, Inc. *	3,686	28,677
Heartland Express, Inc.	4,002	61,271
Horizon Lines, Inc., Class A	2,139	8,642
Hub Group, Inc., Class A *	2,691	72,576
JetBlue Airways Corp. *	17,595	92,902
Kirby Corp. *	3,864	127,551
Knight Transportation, Inc.	4,209	83,128
Landstar System, Inc.	3,657	145,878
Marten Transport Ltd. *	1,064	20,046
Old Dominion Freight Line, Inc. *	2,208	67,874
Pacer International, Inc. *	2,622	12,612
Patriot Transportation Holding, Inc. *	138	12,292
RailAmerica, Inc. *	1,587	18,790
Republic Airways Holdings, Inc. *	2,444	14,884
SkyWest, Inc.	4,140	61,106
UAL Corp. *	12,035	206,400
Universal Truckload Services, Inc.	394	7,009
US Airways Group, Inc. *	11,620	85,175
UTI Worldwide, Inc.	7,202	107,526
Werner Enterprises, Inc.	3,657	81,588
YRC Worldwide, Inc. *	5,900	2,720

		2,632,885

Utilities 2.3%
ALLETE, Inc.	2,070	65,102
American States Water Co.	1,311	42,162
Avista Corp.	3,933	80,076
Black Hills Corp.	2,809	78,287
California Water Service Group	1,380	49,514
Central Vermont Public Service Corp.	759	14,922
CH Energy Group, Inc.	1,104	44,149
Chesapeake Utilities Corp.	690	20,672
Cleco Corp.	4,347	109,718
Connecticut Water Service, Inc.	621	13,979
El Paso Electric Co. *	3,243	65,249
Great Plains Energy, Inc.	9,729	173,274
Hawaiian Electric Industries, Inc.	6,584	134,116
IDACORP, Inc.	3,381	111,674
MGE Energy, Inc.	1,656	54,896
Middlesex Water Co.	966	15,987
New Jersey Resources Corp.	3,036	110,571
Nicor, Inc.	3,243	135,071
Northwest Natural Gas Co.	1,932	84,989
NorthWestern Corp.	2,602	65,180
Ormat Technologies, Inc.	1,311	37,927
PNM Resources, Inc.	5,658	69,141
Portland General Electric Co.	5,382	96,822
SJW Corp.	966	21,677
South Jersey Industries, Inc.	2,139	85,282
Southwest Gas Corp.	3,174	90,713
The Empire District Electric Co.	2,582	46,244
The Laclede Group, Inc.	1,449	47,513
UIL Holdings Corp.	2,139	58,780

See financial notes 77

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Unisource Energy Corp.	2,553	74,394
WGL Holdings, Inc.	3,588	117,866

		2,215,947

Total Common Stock (Cost $91,585,968)		94,469,357

Other Investment Company 0.1% of net assets

State Street Institutional Liquid Reserves Fund	90,215	90,215

Total Other Investment Company (Cost $90,215)		90,215

Rights 0.0% of net assets

Telecommunication Services 0.0%
ICO Global Communications (Holdings) Ltd. *	7,435	612

Total Rights (Cost $—)		612

End of Investments

At 02/28/10, the tax basis cost of the fund’s investments was $91,688,447 and the unrealized appreciation and depreciation were $5,317,585 and ($2,445,848), respectively, with a net unrealized appreciation of $2,871,737.

*	Non-income producing security.

78 See financial notes

 Schwab U.S. Small-Cap ETF

Statement of
Assets and Liabilities
As of February 28, 2010 (unaudited)

Assets
Investments, at value (cost $91,676,183)		$94,560,184
Receivables:
Dividends		67,925
Interest	+	9

Total assets		94,628,118

Liabilities
Payables:
Investments bought		32,852
Investment adviser and administrator fees	+	1,240

Total liabilities		34,092

Net Assets
Total assets		94,628,118
Total liabilities	—	34,092

Net assets		$94,594,026
Net Assets by Source
Capital received from investors		91,635,841
Net investment income not yet distributed		106,544
Net realized capital losses		(32,360)
Net unrealized capital gains		2,884,001

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$94,594,026		3,450,001		$27.42

See financial notes 79

 Schwab U.S. Small-Cap ETF

Statement of
Operations
For October 30, 2009* through February 28, 2010 (unaudited)

Investment Income
Dividends (net of foreign withholding tax of $3)		$220,766
Interest	+	33

Total investment income		220,799

Expenses
Investment adviser and administrator fees		24,255

Total expenses		24,255

Net investment income		196,544

Realized and Unrealized Gains (Losses)
Net realized losses on investments		(32,360)
Net unrealized gains on investments	+	2,884,001

Net realized and unrealized gains		2,851,641

Net increase in net assets resulting from operations		$3,048,185

*	Commencement of operations.

80 See financial notes

 Schwab U.S. Small-Cap ETF

Statements of
Changes in Net Assets
For the current period only. Because the fund commenced operations on October 30, 2009, it has no prior report period.
Figures for the current period are unaudited.

Operations

		10/30/09*-02/28/10
Net investment income		$196,544
Net realized losses		(32,360)
Net unrealized gains	+	2,884,001

Net Increase in net assets resulting from operations		$3,048,185

Distributions to Shareholders
Distributions from net investment income		$90,000

Transactions in Fund Shares

		10/30/09*-02/28/10
		SHARES	VALUE
Shares Sold		3,450,001	$91,635,841
Shares Redeemed	+	—	—

Net transactions in fund shares		3,450,001	$91,635,841

Shares Outstanding and Net Assets

		10/30/09*-02/28/10
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	3,450,001	94,594,026

End of period		3,450,001	$94,594,026

Net investment income not yet distributed			$106,544

*	Commencement of operations.

See financial notes 81

 Schwab U.S. ETFs

Financial Notes, unaudited

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Strategic Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Strategic Trust (organized January 27, 2009) Schwab U.S. Broad Market ETF Schwab U.S. Large-Cap ETF Schwab U.S. Large-Cap Growth ETF Schwab U.S. Large-Cap Value ETF Schwab U.S. Small-Cap ETF	Schwab International Equity ETF Schwab International Small-Cap Equity ETF Schwab Emerging Markets Equity ETF

The funds issue and redeem shares at their NAV only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.

Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each fund will approximate its NAV, there may be times when the market price and the NAV vary significantly.

Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF and Schwab U.S. Small-Cap ETF commenced operations on October 30, 2009. Schwab U.S. Large-Cap Growth ETF and Schwab U.S. Large-Cap Value ETF commenced operations on December 9, 2009.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in the preparation of their financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets

82

 Schwab U.S. ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The funds adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of February 28, 2010:

Schwab U.S. Broad Market ETF

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$150,838,846	$—	$—	$150,838,846
Other Investment Company	60,408	—	—	60,408
Rights(a)	453	—	—	453

Total	$150,899,707	$—	$—	$150,899,707

 83

 Schwab U.S. ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Schwab U.S. Large-Cap ETF

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$116,211,086	$—	$—	$116,211,086
Other Investment Company	86,101	—	—	86,101
Rights(a)	160	—	—	160

Total	$116,297,347	$—	$—	$116,297,347

Schwab Large-Cap Growth ETF

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$59,289,366	$—	$—	$59,289,366
Other Investment Company	53,713	—	—	53,713
Rights(a)	78	—	—	78

Total	$59,343,157	$—	$—	$59,343,157

Schwab U.S. Large-Cap Value ETF

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$33,888,878	$—	$—	$33,888,878
Other Investment Company	21,560	—	—	21,560

Total	$33,910,438	$—	$—	$33,910,438

Schwab U.S. Small-Cap ETF

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$94,469,357	$—	$—	$94,469,357
Other Investment Company	90,215	—	—	90,215
Rights(a)	612	—	—	612

Total	$94,560,184	$—	$—	$94,560,184

*	The fund had no Other Financial Instruments.
(a)	as categorized in Portfolio Holdings

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

84

 Schwab U.S. ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(d) Expenses:

Expenses that are specific to a fund within the trust are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The funds make distributions from net investment income every quarter and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(g) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk factors:

Investing in the funds may involve certain risks, as described in the funds’ prospectus, including, but not limited to, those described below:

Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investments in a fund will fluctuate, which means that the investors could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

The funds are not actively managed. Therefore, the funds follow the stocks included in the index during upturns as well as downturns. Because of its indexing strategy, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the funds’ performance is normally below that of the index.

Historically, small and mid company stocks have been riskier than large company stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Smaller companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds,

 85

 Schwab U.S. ETFs

Financial Notes, unaudited (continued)

3. Risk factors (continued):

large-cap stocks and mid-cap stocks — a fund’s performance, to the extent invested in small-cap stocks, also will lag those other types of investments.

A fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the Adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the equity securities in the index.

The funds’ returns may not match the return of their indices. For example, differences between a funds securities and those in the index, rounding of prices, changes to the index and regulatory requirements may cause tracking error, the divergence of a fund’s performance from that of its index. A fund may not be able to invest in certain securities in its benchmark index, or match the securities’ weighting to the benchmark, due to regulatory, operational or liquidity constraints, which may result in tracking error. A fund may attempt to offset the effects of not being invested in certain index securities by making substitute investments, but these efforts may not be successful. A fund also incurs fees and expenses while the index does not, which may result in tracking error.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

To the extent that the funds or the indices portfolios are concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the funds may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

A particular investment may be difficult to purchase or sell. The funds may be unable to sell illiquid securities at an advantageous time or price.

A fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of the fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market.

An investment in a fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Please refer to the funds’ prospectus for a complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Schwab U.S.		Schwab U.S.	Schwab U.S.
Broad	Schwab U.S.	Large-Cap	Large-Cap	Schwab U.S.
Market ETF	Large-Cap ETF	Growth ETF	Value ETF	Small-Cap ETF

0.08%	0.08%	0.15%	0.15%	0.15%

The investment adviser will pay the operating expenses of the funds, excluding interest expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses.

86

 Schwab U.S. ETFs

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Prior to December 14, 2009, the Trust had a Distribution and Shareholder Services (12b-1) Plan (the “Plan”) pursuant to which the fund was subject to an annual 12b-1 fee of up to 0.25% of its average daily net assets. The Board had determined that no such fees would be charged prior to November 14, 2011. However, on December 14, 2009, the Board of Trustees of the Trust approved the termination of the Plan.

The funds may engage in certain transactions involving affiliates. Below is a summary of transactions involving shares of The Charles Schwab Corporation during the period ended February 28, 2010:

	Balance of
	Shares			Balance	Market	Realized	Dividends
	Held at			of Shares	Value	Gain (Loss)	Received
	Beginning	Gross	Gross	Held at	at	During	During
Fund	of Period[1]	Additions	Sales	2/28/2010	2/28/2010	Period	Period

Schwab U.S. Broad Market ETF	—	11,730	—	11,730	$214,776	$—	$697
Schwab U.S. Large-Cap ETF	—	10,371	—	10,371	189,893	—	545
Schwab U.S. Large-Cap Growth ETF	—	12,279	(1,212)	11,067	202,637	267	673

[1]	Schwab U.S. Broad Market ETF and Schwab U.S. Large-Cap ETF commenced operations on October 30, 2009. Schwab U.S. Large-Cap Growth ETF commenced operations on December 9, 2009.

The funds may make direct transactions with certain other Schwab ETFs when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of February 28, 2010, there were no security transactions with other Schwab ETFs.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds, including Schwab ETFs. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds, and separately by the Board of Trustees of the Schwab ETFs. There was no interfund borrowing or lending activity for the funds during the period.

5. Other Service Providers:

SEI Investments Distribution Co. (the “Distributor”) is the principal underwriter and distributor of shares of the funds.

State Street Bank and Trust Company serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.

State Street Bank and Trust Company also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or an affiliate. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees.

 87

 Schwab U.S. ETFs

Financial Notes, unaudited (continued)

7. Purchases and Sales of Investment Securities:

For the period ended February 28, 2010, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab U.S. Broad Market ETF	$2,355,732	$1,295,707
Schwab U.S. Large-Cap ETF	1,744,376	835,173
Schwab U.S. Large-Cap Growth ETF	767,655	145,893
Schwab U.S. Large-Cap Value ETF	475,305	289,376
Schwab U.S. Small-Cap ETF	2,342,214	1,531,256

8. In-Kind Transactions:

The consideration for the purchase of Creation Units of a fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

The in-kind transactions for the period ended February 28, 2010 were as follows:

	In-kind Purchases	In-kind Sales

Schwab U.S. Broad Market ETF	$149,158,820	$—
Schwab U.S. Large-Cap ETF	115,244,342	—
Schwab U.S. Large-Cap Growth ETF	65,108,248	6,452,429
Schwab U.S. Large-Cap Value ETF	33,798,705	—
Schwab U.S. Small-Cap ETF	90,973,130	—

For the period ended February 28, 2010, certain funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended February 28, 2010 are disclosed in the funds’ Statements of Operations.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions that would have materially impacted the financial statements as presented.

88

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

Initial Approval of Investment Advisory Agreement

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) called and held a meeting on October 12, 2009, in part, for the purpose of considering whether to appoint Charles Schwab Investment Management, Inc. (“CSIM”) as investment adviser to the Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Small-Cap ETF under the investment advisory agreement between Schwab Strategic Trust (the “Trust’) and CSIM (the “Agreement”). In preparation for the meeting, the Board requested and reviewed a variety of materials provided by CSIM with respect to the services to be provided to the funds under the Agreement. The Independent Trustees received advice from fund counsel to the Independent Trustees, including a memorandum regarding the responsibilities of Trustees for the approval of investment advisory agreements. In addition, the Independent Trustees met in executive session outside the presence of fund management and participated in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees approved the Agreement with respect to the funds. The Board’s approval was based on consideration and evaluation of a variety of specific factors discussed at this meeting, including:

1.	the nature, extent and quality of the services to be provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	CSIM’s investment performance in managing other funds having relevant investment objectives and strategies;

3.	each fund’s estimated expenses and how those expenses compared to those of certain other comparable exchange-traded funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to management of other funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement relating to the funds reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by CSIM to the funds and the resources of CSIM and its affiliates will dedicate to the funds. In this regard, the trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features may be expected to benefit the funds and its shareholders. The trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the fund supported approval of the Agreement with respect to the funds.

Performance. With regard to fund performance, since the funds had not commenced operations and therefore did not have any performance of their own, the Board considered performance of other funds having comparable investment objectives in determining whether to approve the Agreement. The trustees also considered both risk and shareholder risk expectations for the funds and the appropriateness of the benchmark that would be used to compare the performance of the funds. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of CSIM supported approval of the Agreement with respect to the funds.

Fund Expenses. With respect to each fund’s expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund’s estimated net operating expense ratio in comparison to those of other comparable exchange-traded funds. The Board evaluated the funds’ unitary fee through review of comparative information with respect to fees paid by similar exchange-traded funds tracking equity indexes. Following such evaluation, the Board concluded, within the context of its

 89

full deliberations, that the expenses of the funds are reasonable and supported approval of the Agreement with respect to the funds.

Profitability. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the funds by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of CSIM, albeit uncertain, is reasonable and supported approval of the Agreement with respect to the funds.

Economies of Scale. Recognizing that the funds had not yet commenced operations and had no assets, the trustees considered the possible development of any economies of scale and whether those could be expected to be passed along to each fund’s shareholders through various efficiencies that may result from increases in the funds’ assets. The Board determined that such economies of scale will be shared by way of the relatively low advisory fee and unitary fee structure of the funds, although the Board will continue to monitor fees as the funds grow in size and assess whether breakpoints may be warranted. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds may be expected to obtain reasonable benefit from economies of scale if such economies develop.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Agreement as it relates to the funds and concluded that the compensation under the Agreement relating to the funds is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

90

Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 85 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Robert W. Burns[4] 1959 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Retired. From 1987 – 2008: Managing Director, PIMCO (investment adviser); From 1994 – 2008: President and Trustee, PIMCO Funds (investments), and from 2007 – 2008: Chairman of PIMCO Strategic Global Government Fund, Inc (investments).	8	Independent Director and Chairman of Corporate Governance/Nominating Committee, PS Business Parks, Inc.

Mark A. Goldfarb[4] 1952 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Founder and Managing Director, SS&G Financial Services (financial services firm).	8	None

Charles A. Ruffel[4] 1956 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Advisor, Asset International, Inc. (provider of financial services information). Chief Executive Officer and Founder, Asset International, Inc. Until 2008, Managing Partner and Co-Founder, Kudu Advisors, LLC.	8	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Strategic Trust since 2009.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the funds, and The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	85	None

 91

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Strategic Trust since 2009.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007 – present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisers, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President and Chief Investment Officer — Equities & Fixed Income, Charles Schwab Investment Management, Inc.; President, Chief Executive Officer and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Legal Officer and Secretary, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Strategic Trust since 2009.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., and Laudus Trust and Laudus Institutional Trust. Since 2006, Vice President, Chief Legal Officer and Clerk of Laudus Trust and Laudus Institutional Trust; Vice President, Schwab Funds.

Michael Haydel 1972 Vice President (Officer of Schwab Strategic Trust since 2009.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust, Laudus Institutional Trust.

[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Trust’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.
[2]	Mr. Bettinger is an Interested Trustee because he is an employee of Schwab and/or the investment adviser. In addition to his employment with the investment adviser and Schwab, Mr. Bettinger also owns stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
[4]	Member of the Audit and Compliance Committee and Nominating Committee.

92

Glossary

ask See “offer.”

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bid The highest price at which someone is willing to buy a security.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commencement of operations The date that the first NAV was calculated.

creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.

exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.

expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

inception date The date that the shares began trading in the secondary market.

indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.

liquidity The ability to convert a security or asset quickly into cash.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller.

net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.

offer (ask) The lowest price at which an individual is willing to sell a security.

open The price at which a security opened for trading on a given day.

outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

primary market The market that deals with the issuance of new securities.

sampling If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.

secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.

spread The gap between bid and ask prices of a security.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tracking error The difference between the performance of the fund and its benchmark index, positive or negative.

 93

Notes

Notes

Notes

Schwab ETFstmare designed to be low-cost, diversified investments. Each fund follows broad market indices and provides exposure to specific segments of the market making them solid investment options for the core portions of an investor portfolio. The list to the right shows all currently available Schwab ETFs.

Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabetfs.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the Schwab ETFs’ website at www.schwabetfs.com or the SEC’s website at http://www.sec.gov.

Schwab ETFs

U.S. ETFs
Schwab U.S. Broad Market ETFtm
Schwab U.S. Large-Cap ETFtm
Schwab U.S. Large-Cap Growth ETFtm
Schwab U.S. Large-Cap Value ETFtm
Schwab U.S. Small-Cap ETFtm

International ETFs
Schwab International Equity ETFtm
Schwab International Small-Cap Equity ETFtm
Schwab Emerging Markets Equity ETFtm

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Schwab ETFsTM
1-800-435-4000

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2010 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR54789-00

Semiannual report dated February 28, 2010 enclosed.

Schwab International ETFs

Schwab International
Equity ETFtm

Schwab International Small-Cap
Equity ETFtm

Schwab Emerging Markets
Equity ETFtm

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This wrapper is not part of the shareholder report.

Schwab International ETFs

Semiannual Report
February 28, 2010

Schwab International
Equity ETFtm

Schwab International Small-Cap
Equity ETFtm

Schwab Emerging Markets
Equity ETFtm

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

Total Return from Inception* to February 28, 2010

Schwab International Equity ETFtm (Ticker Symbol: SCHF)

NAV Return[1]	-0.74%
Market Price Return[1]	-0.25%
FTSE Developed ex-US Index	-0.82%
Fund Category: Morningstar Foreign Large-Cap Blend	0.25%

Performance Details	pages 4-5

Schwab International Small-Cap Equity ETFtm (Ticker Symbol: SCHC)

NAV Return[1]	-7.04%
Market Price Return[1]	-6.32%
FTSE Developed Small Cap ex-US Liquid Index	-7.13%
Fund Category: Morningstar Foreign Small/Mid Growth	-7.71%

Performance Details	pages 6-7

Schwab Emerging Markets Equity ETFtm (Ticker Symbol: SCHE)

NAV Return[1]	-7.37%
Market Price Return[1]	-6.33%
FTSE All-Emerging Index	-7.35%
Fund Category: Morningstar Diversified Emerging Markets	-7.17%

Performance Details	pages 8-9

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Exchange-traded funds are subject to risks similar to those of stocks. Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF. Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

Index ownership — “FTSE®” is a trademark of The Financial Times Limited (“FT”) and the London Exchange plc (the “Exchange”) and is used by the fund under license. Schwab ETFs are not sponsored, endorsed, sold or promoted by FT or the Exchange and FT and the Exchange do not make any representation regarding the advisability of investing in shares of the fund.

*	Inception represents the date that the shares began trading in the secondary market. For the Schwab International Equity ETF, total returns are since inception date of 11/3/09. For the Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF, total returns are since inception date of 1/14/10.

[1]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV return is based on the NAV of the fund, and the market return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

I am pleased to present the inaugural semiannual report for the Schwab International Exchange-Traded Fundstm (ETFs)—products that we recently launched as part of our ongoing effort to deliver solutions to help our clients achieve their investing goals.

Here at Schwab, we believe that ETFs can play an important—and complementary—role in building a diversified portfolio. ETFs offer additional transparency and trading flexibility, and promote tax-efficiency.

Along with these benefits, Schwab ETFs were also designed to help clients keep their overall cost of investing low. Schwab ETFs have among the lowest management fees in the industry and can also be traded online at Schwab without commissions. Our ETFs offer investors an easy and cost-effective way to own broadly diversified portfolios of domestic and international stocks. You can use a single Schwab ETF to gain low-cost, tax-efficient exposure to an asset class, or you can combine several Schwab ETFs as a part of your asset allocation plan.

For information on the performance of the individual funds contained in this report, please see the fund managers’ discussion and analysis in the following pages.

If you have any questions about Schwab Exchange-Traded Fundstm, or any of our mutual funds, we are always available at 1-800-435-4000, and additional resources may be found on schwab.com.

Thank you for investing with us.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 800-435-4000. Please read the prospectus carefully before investing.

Fund Management

Jeffrey Mortimer, CFA, senior vice president and chief investment officer of the investment adviser, is responsible for the overall management of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

Dustin Lewellyn, CFA, a managing director of the investment adviser, oversees the adviser’s management of ETFs. Prior to joining the firm in May 2009, he worked for two years as director of ETF product management and development at a major financial institution focused on asset and wealth management. Prior to that, he was a portfolio manager for institutional clients at a financial services firm for three years. In addition, he held roles in portfolio operations and product management at a large asset management firm for more than 6 years.

Agnes Hong, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the management of the funds. Prior to joining the firm in September 2009, she worked for more than 5 years as a portfolio manager for a major asset management firm.

Schwab International Equity ETF

The Schwab International Equity ETF seeks to track as closely as possible, before fees and expenses, the total return of the FTSE Developed ex-US Index, which is comprised of large and mid capitalization companies in developed countries outside the United States, as defined by the index provider.

During the reporting period that began with the fund’s inception date of November 3, 2009, and ended February 28, 2010, the fund’s market price return was -0.25% and its NAV return was -0.74%. The comparative index, the FTSE Developed ex-US Index, returned -0.82% during the same period. Unlike the fund, the index return is not inclusive of operational and transactional costs. You cannot invest directly in an index.

For an explanation of market price and NAV returns, please refer to footnote 3 on the following page.

As of 2/28/10:

 Style Assessment1

 Country Weightings % of Investments

Japan	18.1%
United Kingdom	15.3%
France	9.2%
Australia	8.1%
Canada	7.9%
Switzerland	7.7%
Germany	6.6%
Netherlands	3.6%
Republic of Korea	3.5%
Spain	3.4%
Other Countries	16.6%
Total	100.0%

 Statistics

Number of Holdings	817
Weighted Average Market Cap ($ x 1,000,000)	$45,861
Price/Earnings Ratio (P/E)	31.4
Price/Book Ratio (P/B)	1.5
Portfolio Turnover Rate[3]	2%

 Sector Weightings % of Investments

Financials	25.1%
Materials	11.3%
Industrials	11.2%
Consumer Staples	9.5%
Energy	9.0%
Consumer Discretionary	8.8%
Health Care	7.2%
Information Technology	6.3%
Utilities	5.9%
Telecommunication Services	5.4%
Other	0.3%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Nestle S.A. - Reg’d	1.6%
HSBC Holdings plc	1.6%
BP plc	1.4%
Total S.A.	1.1%
Novartis AG - Reg’d	1.1%
Samsung Electronics Co., Ltd. GDR Reg’d	1.1%
Roche Holding AG	1.0%
BHP Billiton Ltd.	1.0%
Vodafone Group plc	1.0%
POSCO ADR	0.9%
Total	11.8%

Manager views and portfolio holdings may have changed since the report date.

Exchange-traded funds are subject to risks similar to those of stocks. Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Source of Sector Classification: S&P and MSCI.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 2/28/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	Not annualized.

 Schwab International Equity ETFtm

Performance Summary as of 2/28/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

November 3, 2009 – February 28, 2010
Performance of a Hypothetical
$10,000 Investment1

 Total Returns1,2

Fund and Inception Date	Since Inception*

Fund: Schwab International Equity ETFtm (11/3/09)
NAV Return[3]	-0.74%
Market Price Return[3]	-0.25%
FTSE Developed ex-US Index	-0.82%
Fund Category: Morningstar Foreign Large Blend	0.25%

Fund Expense Ratio4: 0.15%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

International investing may involve risk of capital loss from unfavorable fluctuation in currency vales, from differences in generally accepted accounting principals, or from economic or political instability in other nations.

Index ownership — “FTSE®” is a trademark of The Financial Times Limited (“FT”) and the London Exchange plc (the “Exchange”) and is used by the fund under license. Schwab ETFs are not sponsored, endorsed, sold or promoted by FT or the Exchange and FT and the Exchange do not make any representation regarding the advisability of investing in shares of the fund.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV return is based on the NAV of the fund, and the market return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[4]	As stated in the prospectus.

Schwab International Small-Cap Equity ETF

The Schwab International Small-Cap Equity ETF seeks to track as closely as possible, before fees and expenses, the total return of the FTSE Developed Small Cap ex-US Liquid Index, which is comprised of small capitalization companies in developed countries outside the United States, as defined by the index provider.

During the reporting period that began with the fund’s inception date of January 14, 2010, and ended February 28, 2010, the fund’s market price return was -6.32% and its NAV return was -7.04%. The comparative index, the FTSE Developed Small Cap ex-US Liquid Index, returned -7.13% during the same period. Unlike the fund, the index return is not inclusive of operational and transactional costs. You cannot invest directly in an index.

For an explanation of market price and NAV returns, please refer to footnote 3 on the following page.

As of 2/28/10:

 Style Assessment1

 Country Weightings % of Investments

Canada	18.4%
United Kingdom	16.5%
Japan	13.9%
Switzerland	5.3%
Australia	5.2%
France	4.8%
Germany	4.8%
Sweden	4.2%
Hong Kong	3.0%
Republic of Korea	2.8%
Other Countries	21.1%
Total	100.0%

 Statistics

Number of Holdings	894
Weighted Average Market Cap ($ x 1,000,000)	$2,410
Price/Earnings Ratio (P/E)	-228.0
Price/Book Ratio (P/B)	1.3
Portfolio Turnover Rate[3]	1%

 Sector Weightings % of Investments

Industrials	23.2%
Financials	18.7%
Materials	14.5%
Consumer Discretionary	14.2%
Information Technology	7.4%
Energy	7.4%
Consumer Staples	5.3%
Health Care	5.1%
Utilities	2.8%
Telecommunication Services	1.1%
Other	0.3%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Korea Electric Power Corp. ADR	0.5%
POSCO ADR	0.5%
Crescent Point Energy Corp.	0.5%
Eldorado Gold Corp.	0.4%
Niko Resources Ltd.	0.4%
Silver Wheaton Corp.	0.4%
IAMGOLD Corp.	0.4%
KB Financial Group, Inc. ADR	0.4%
Tim Hortons, Inc.	0.3%
Groupe Eurotunnel S.A. Reg’d	0.3%
Total	4.1%

Manager views and portfolio holdings may have changed since the report date.

Exchange-traded funds are subject to risks similar to those of stocks. Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Source of Sector Classification: S&P and MSCI.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 2/28/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	Not annualized.

 Schwab International Small-Cap Equity ETFtm

Performance Summary as of 2/28/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

January 14, 2010 – February 28, 2010
Performance of a Hypothetical
$10,000 Investment1

 Total Returns1,2

Fund and Inception Date	Since Inception*

Fund: Schwab International Small-Cap Equity ETFtm (1/14/10)
NAV Return[3]	-7.04%
Market Price Return[3]	-6.32%
FTSE Developed Small Cap ex-US Liquid Index	-7.13%
Fund Category: Morningstar Foreign Small/Mid Growth	-7.71%

Fund Expense Ratio4: 0.35%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

International investing may involve risk of capital loss from unfavorable fluctuation in currency vales, from differences in generally accepted accounting principals, or from economic or political instability in other nations.

Investments in smaller companies typically exhibit higher volatility.

Index ownership — “FTSE®” is a trademark of The Financial Times Limited (“FT”) and the London Exchange plc (the “Exchange”) and is used by the fund under license. Schwab ETFs are not sponsored, endorsed, sold or promoted by FT or the Exchange and FT and the Exchange do not make any representation regarding the advisability of investing in shares of the fund.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV return is based on the NAV of the fund, and the market return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[4]	As stated in the prospectus.

Schwab Emerging Markets Equity ETF

The Schwab Emerging Markets Equity ETF seeks to track as closely as possible, before fees and expenses, the total return of the FTSE All-Emerging Index, which is comprised of large and mid capitalization companies in emerging market countries, as defined by the index provider.

During the reporting period that began with the fund’s inception date of January 14, 2010, and ended February 28, 2010, the fund’s market price return was -6.33% and its NAV return was -7.37%. The comparative index, the FTSE All-Emerging Index, returned -7.35% during the same period. Unlike the fund, the index return is not inclusive of operational and transactional costs. You cannot invest directly in an index.

For an explanation of market price and NAV returns, please refer to footnote 3 on the following page.

As of 2/28/10:
 Style Assessment1

 Country Weightings % of Investments

Brazil	19.2%
China	12.0%
Taiwan	11.5%
India	11.2%
South Africa	9.2%
Russia	6.9%
Mexico	5.6%
Hong Kong	5.4%
Malaysia	4.1%
United States	3.3%
Other Countries	11.6%
Total	100.0%

 Statistics

Number of Holdings	491
Weighted Average Market Cap ($ x 1,000,000)	$96,165
Price/Earnings Ratio (P/E)	16.1
Price/Book Ratio (P/B)	1.5
Portfolio Turnover Rate[3]	1%

 Sector Weightings % of Investments

Financials	24.6%
Energy	16.2%
Materials	14.9%
Telecommunication Services	9.8%
Information Technology	8.8%
Industrials	6.8%
Consumer Staples	6.3%
Consumer Discretionary	4.2%
Utilities	3.5%
Health Care	1.0%
Other	3.9%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Petroleo Brasileiro S.A., Preferred	2.3%
Vale S.A., A Shares	1.8%
Gazprom ADR	1.8%
Petroleo Brasileiro S.A., Common	1.7%
China Mobile Ltd.	1.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.6%
Vale S.A.	1.6%
Itau Unibanco Holding S.A.	1.5%
America Movil S.A.B. de C.V., Series L	1.5%
China Construction Bank Corp., H Shares	1.2%
Total	16.7%

Manager views and portfolio holdings may have changed since the report date.

Exchange-traded funds are subject to risks similar to those of stocks. Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Source of Sector Classification: S&P and MSCI.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 2/28/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	Not annualized.

 Schwab Emerging Markets Equity ETFtm

Performance Summary as of 2/28/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

January 14, 2010 – February 28, 2010
Performance of a Hypothetical
$10,000 Investment1

 Total Returns1,2

Fund and Inception Date	Since Inception*

Fund: Schwab Emerging Markets Equity ETFtm (1/14/10)
NAV Return[3]	-7.37%
Market Price Return[3]	-6.33%
FTSE All-Emerging Index	-7.35%
Fund Category: Morningstar Diversified Emerging Markets	-7.17%

Fund Expense Ratio4: 0.35%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

International investing may involve risk of capital loss from unfavorable fluctuation in currency vales, from differences in generally accepted accounting principals, or from economic or political instability in other nations.

Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume.

Index ownership — “FTSE®” is a trademark of The Financial Times Limited (“FT”) and the London Exchange plc (the “Exchange”) and is used by the fund under license. Schwab ETFs are not sponsored, endorsed, sold or promoted by FT or the Exchange and FT and the Exchange do not make any representation regarding the advisability of investing in shares of the fund.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV return is based on the NAV of the fund, and the market return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[4]	As stated in the prospectus.

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period since inception and held through February 28, 2010.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
			Account Value
	Expense Ratio	Beginning	(Net of Expenses)	Expenses Paid
	(Annualized)	Account Value	at 2/28/10	During Period

Schwab International Equity ETFtm[1]
Actual Return	0.15%	$1,000	$992.60	$0.48
Hypothetical 5% Return	0.15%	$1,000	$1,015.68	$0.49

Schwab International Small-Cap Equity ETFtm[2]
Actual Return	0.35%	$1,000	$929.60	$0.43
Hypothetical 5% Return	0.35%	$1,000	$1,005.86	$0.44

Schwab Emerging Markets Equity ETFtm[2]
Actual Return	0.35%	$1,000	$926.30	$0.42
Hypothetical 5% Return	0.35%	$1,000	$1,005.86	$0.44

[1]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 118 days of the period, and divided by the 365 days of the fiscal year. The fund’s inception date was 11/3/09.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 46 days of the period, and divided by the 365 days of the fiscal year. The fund’s inception date was 1/14/10.

10 Schwab International ETFs

Schwab International Equity ETF tm

Financial Statements

Financial Highlights

	10/30/09[1]–
	2/28/10*

Per-Share Data ($)

Net asset value at beginning of period	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.08
Net realized and unrealized gains (losses)	(0.58)

Total from investment operations	(0.50)
Less distributions:
Distributions from net investment income	(0.04)

Net asset value at end of period	24.46

Total return (%)	(2.01)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.15	[3]
Gross operating expenses	0.15	[3]
Net investment income (loss)	1.36	[3]
Portfolio turnover rate[4]	2	[2]
Net assets, end of period ($ x 1,000)	144,287

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in kind creations or redemptions.

See financial notes 11

 Schwab International Equity ETF

Portfolio Holdings as of February 28, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabetfs.

		Cost	Value
Holdings by Category		($)	($)

99.3%	Common Stock	149,794,954	143,309,318
0.3%	Other Investment Company	470,220	470,220
0.2%	Preferred Stock	264,302	254,398
—%	Rights	—	2,427

99.8%	Total Investments	150,529,476	144,036,363
0.2%	Other Assets and Liabilities, Net		250,723

100.0%	Net Assets		144,287,086

	Number	Value
Security	of Shares	($)

Common Stock 99.3% of net assets

Australia 8.1%

Banks 2.2%
Australia & New Zealand Banking Group Ltd.	29,736	616,185
Bank of Queensland Ltd.	2,832	27,567
Bendigo & Adelaide Bank Ltd.	5,546	47,777
Commonwealth Bank of Australia	19,352	934,418
National Australia Bank Ltd.	26,904	612,914
Westpac Banking Corp.	36,816	861,473

		3,100,334

Capital Goods 0.1%
CSR Ltd.	11,918	17,289
GWA International Ltd.	10,325	28,478
Leighton Holdings Ltd.	1,357	45,813

		91,580

Commercial & Professional Services 0.1%
Brambles Ltd.	20,591	127,968
Downer EDI Ltd.	5,782	40,905
Spotless Group Ltd.	9,145	23,831

		192,704

Consumer Durables & Apparel 0.0%
Billabong International Ltd.	3,186	29,016

Consumer Services 0.2%
Aristocrat Leisure Ltd.	6,431	24,360
Crown Ltd.	8,024	57,484
Flight Centre Ltd.	1,121	18,943
TABCORP Holdings Ltd.	16,107	97,649
Tatts Group Ltd.	47,259	101,569

		300,005

Diversified Financials 0.2%
ASX Ltd.	2,655	86,686
Challenger Financial Services Group Ltd.	5,546	19,071
IOOF Holdings Ltd.	5,015	27,529
Macquarie Group Ltd.	4,071	164,999
Perpetual Ltd.	413	13,433

		311,718

Energy 0.5%
New Hope Corp., Ltd.	4,720	18,936
Origin Energy Ltd.	11,446	172,301
Paladin Energy Ltd. *	8,142	26,321
Santos Ltd.	10,620	123,252
Woodside Petroleum Ltd.	6,381	247,824
WorleyParsons Ltd.	2,360	51,947

		640,581

Food & Staples Retailing 0.6%
AWB Ltd. *	13,865	12,664
Metcash Ltd.	18,231	67,263
Wesfarmers Ltd.	13,157	366,776
Wesfarmers Ltd., Price Protected Shares	2,537	70,906
Woolworths Ltd.	16,756	402,734

		920,343

Food, Beverage & Tobacco 0.2%
Coca-Cola Amatil Ltd.	11,682	117,375
Foster’s Group Ltd.	31,742	153,210
Goodman Fielder Ltd.	30,090	40,553

		311,138

Health Care Equipment & Services 0.1%
Ansell Ltd.	472	4,831
Cochlear Ltd.	472	26,819
Sigma Pharmaceuticals Ltd. (a)	21,594	17,404
Sonic Healthcare Ltd.	3,717	45,102

		94,156

Insurance 0.6%
AMP Ltd.	34,279	182,339
AXA Asia Pacific Holdings Ltd.	25,429	146,877
Insurance Australia Group Ltd.	34,397	121,670
QBE Insurance Group Ltd.	14,691	281,534
Suncorp-Metway Ltd.	20,709	158,373
Tower Australia Group Ltd.	4,484	9,517

		900,310

Materials 1.9%
Adelaide Brighton Ltd.	6,667	14,150
Alumina Ltd. *	25,134	33,874
Amcor Ltd.	22,007	116,864
BHP Billiton Ltd.	40,415	1,487,476
BlueScope Steel Ltd.	23,305	50,504
Boral Ltd.	7,021	33,763
Fortescue Metals Group Ltd. *	27,081	112,767
Gunns Ltd.	14,986	7,649
Iluka Resources Ltd. *	13,511	43,315
Incitec Pivot Ltd.	22,892	66,419
Newcrest Mining Ltd.	6,608	185,453
Nufarm Ltd.	3,127	27,246
OneSteel Ltd.	14,750	45,570
Orica Ltd.	4,071	91,176

12 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
OZ Minerals Ltd. *	32,391	30,166
PaperlinX Ltd. *	19,411	10,864
Rio Tinto Ltd.	5,369	338,960
Sims Metal Management Ltd.	2,714	47,222

		2,743,438

Media 0.0%
APN News & Media Ltd.	1,652	3,388
Austereo Group Ltd.	6,549	9,677
Consolidated Media Holdings Ltd.	9,027	25,221
Fairfax Media Ltd.	4,071	6,015
Ten Network Holdings Ltd. *	6,785	10,542
West Australian Newspapers Holdings Ltd.	59	390

		55,233

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	7,906	243,475

Real Estate 0.6%
Australand Property Group	30,090	13,069
CFS Retail Property Trust	49,796	84,725
Commonwealth Property Office Fund	66,965	56,969
Dexus Property Group	72,747	53,745
Goodman Group	57,938	31,130
GPT Group	125,611	64,679
Lend Lease Group (a)	6,962	60,287
Macquarie Office Trust	55,165	13,832
Mirvac Group	38,173	52,301
Stockland	34,515	125,487
Westfield Group	32,037	344,843

		901,067

Retailing 0.0%
Harvey Norman Holdings Ltd.	13,747	47,149

Software & Services 0.1%
Computershare Ltd.	8,437	88,019

Telecommunication Services 0.1%
Telstra Corp., Ltd.	62,304	165,706

Transportation 0.3%
Asciano Group *	32,450	52,306
Macquarie Atlas Roads Group *	8,701	6,272
Macquarie Infrastructure Group	43,542	43,866
MAP Group	16,225	45,332
Qantas Airways Ltd.	18,290	43,240
Toll Holdings Ltd.	14,160	86,226
Transurban Group	28,556	133,997

		411,239

Utilities 0.1%
AGL Energy Ltd.	7,434	95,663
SP Ausnet	49,029	41,491

		137,154

		11,684,365

Austria 0.3%

Banks 0.1%
Erste Group Bank AG	3,313	125,103
Raiffeisen International Bank Holding AG	708	31,885

		156,988

Capital Goods 0.0%
Strabag SE	649	15,987

Energy 0.1%
OMV AG	2,124	78,842

Insurance 0.0%
Vienna Insurance Group AG	531	25,645

Materials 0.1%
Voestalpine AG	2,183	77,130

Telecommunication Services 0.0%
Telekom Austria AG	2,596	34,117

Utilities 0.0%
EVN AG	944	16,541
Oesterreichische Elektrizitaetswirtschafts AG, A Shares	826	33,705

		50,246

		438,955

Belgium 0.8%

Banks 0.1%
Dexia S.A. *	7,080	38,378
KBC GROEP N.V. *	2,537	114,981

		153,359

Diversified Financials 0.1%
Compagnie Nationale a Portefeuille/Nationale Portefeuille Maatschappij	413	20,668
Groupe Bruxelles Lambert S.A.	1,062	93,191

		113,859

Food & Staples Retailing 0.1%
Colruyt S.A.	236	59,116
Delhaize Group	1,416	109,896

		169,012

Food, Beverage & Tobacco 0.3%
Anheuser-Busch InBev N.V.	9,204	461,731

Insurance 0.1%
Fortis *	29,913	102,668

Materials 0.0%
Solvay S.A.	413	39,583
Umicore	1,003	30,127

		69,710

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	1,711	75,887

Telecommunication Services 0.0%
Belgacom S.A.	1,416	53,132

		1,199,358

Canada 7.8%

Banks 2.0%
Bank of Montreal	5,900	312,597
Bank of Nova Scotia	11,800	533,649
Canadian Imperial Bank of Commerce	5,900	390,803

See financial notes 13

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Royal Bank of Canada	17,700	951,357
The Toronto-Dominion Bank	11,800	750,681

		2,939,087

Capital Goods 0.2%
Bombardier, Inc., B Shares	41,300	222,335
Finning International, Inc.	5,900	98,245

		320,580

Energy 2.2%
Cameco Corp.	5,900	161,323
Canadian Natural Resources Ltd.	5,900	395,659
Cenovus Energy, Inc.	11,800	286,920
Enbridge, Inc.	5,900	260,349
EnCana Corp.	11,800	385,053
Husky Energy, Inc.	5,900	150,270
Imperial Oil Ltd.	5,900	216,306
Nexen, Inc.	5,900	132,575
Suncor Energy, Inc.	17,700	509,255
Talisman Energy, Inc.	11,800	214,688
TransCanada Corp.	11,800	388,291

		3,100,689

Food, Beverage & Tobacco 0.1%
Saputo, Inc.	5,900	167,742

Insurance 0.8%
Great-West Lifeco, Inc.	5,900	151,108
Manulife Financial Corp.	23,600	431,161
Power Corp. of Canada	5,900	162,272
Power Financial Corp.	5,900	173,268
Sun Life Financial, Inc.	5,900	167,463

		1,085,272

Materials 1.3%
Barrick Gold Corp.	11,800	442,660
Goldcorp, Inc.	11,800	444,558
Kinross Gold Corp.	5,900	106,451
Potash Corp. of Saskatchewan, Inc.	5,900	647,524
Teck Resources Ltd., B Shares*	5,900	216,027
Yamana Gold, Inc.	5,900	62,017

		1,919,237

Media 0.2%
Shaw Communications, Inc., B Shares	5,900	111,475
Thomson Reuters Corp.	5,900	203,858

		315,333

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	5,900	139,441
Brookfield Properties Corp.	11,800	164,672

		304,113

Software & Services 0.1%
CGI Group, Inc., A Shares *	5,900	82,615

Technology Hardware & Equipment 0.3%
Research In Motion Ltd. *	5,900	416,145

Telecommunication Services 0.2%
BCE, Inc.	5,900	162,997
Rogers Communications, Inc., B Shares	5,900	193,532

		356,529

Transportation 0.2%
Canadian National Railway Co.	5,900	308,690

		11,316,032

China 0.6%

Consumer Durables & Apparel 0.1%
Li Ning Co., Ltd.	29,500	92,338

Food, Beverage & Tobacco 0.2%
China Huiyuan Juice Group Ltd.	29,500	19,493
China Yurun Food Group Ltd.	59,000	176,696
People’s Food Holdings Ltd.	59,000	28,541
Want Want China Holdings Ltd.	177,000	116,049

		340,779

Materials 0.1%
Fosun International	29,500	21,964
Hidili Industry International Development Ltd. *	59,000	63,230

		85,194

Real Estate 0.1%
Greentown China Holdings Ltd.	29,500	39,139
Shui On Land Ltd.	59,000	28,727
Soho China Ltd.	29,500	14,554

		82,420

Retailing 0.0%
Parkson Retail Group Ltd.	29,500	48,867

Semiconductors & Semiconductor Equipment 0.0%
Semiconductor Manufacturing International Corp. *	354,000	37,391

Software & Services 0.1%
Alibaba.com Ltd.	29,500	64,522

Technology Hardware & Equipment 0.0%
Foxconn International Holdings Ltd. *	59,000	60,571

		812,082

Denmark 0.7%

Banks 0.2%
Danske Bank A/S *	9,322	212,811

Capital Goods 0.1%
FLSmidth & Co. A/S	649	41,414
Rockwool International A/S, B Shares	59	5,777
Vestas Wind Systems A/S *	2,596	128,524

		175,715

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	1,239	95,897
Danisco A/S	354	23,790

		119,687

Health Care Equipment & Services 0.0%
Coloplast A/S, B Shares	177	20,155

Insurance 0.0%
Trygvesta A/S	295	19,279

Materials 0.0%
Novozymes A/S, B Shares	531	54,623

14 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
H. Lundbeck A/S	649	11,484
Novo Nordisk A/S, B Shares	6,313	446,827

		458,311

		1,060,581

Finland 1.3%

Automobiles & Components 0.1%
Nokian Renkaat Oyj	2,419	60,841

Capital Goods 0.2%
Kone Oyj, B Shares	2,832	119,810
Metso Oyj	3,304	102,669
Wartsila Oyj	2,360	112,917

		335,396

Energy 0.0%
Neste Oil Oyj	2,478	35,441

Food & Staples Retailing 0.1%
Kesko Oyj, B Shares	1,770	64,325

Insurance 0.1%
Sampo Oyj, A Shares	8,378	203,515

Materials 0.2%
Outokumpu Oyj	2,537	44,732
Rautaruukki Oyj	1,888	35,685
Stora Enso Oyj, R Shares *	9,794	62,152
UPM-Kymmene Oyj	7,847	84,332

		226,901

Media 0.0%
Sanoma Oyj	885	17,742

Technology Hardware & Equipment 0.5%
Nokia Oyj	53,395	721,030

Utilities 0.1%
Fortum Oyj	7,847	200,362

		1,865,553

France 9.2%

Automobiles & Components 0.2%
Compagnie Generale des Etablissements Michelin, B Shares	1,593	111,372
PSA Peugeot S.A. *	2,478	65,555
Renault S.A. *	3,009	124,013

		300,940

Banks 1.0%
BNP Paribas	12,449	902,633
Natixis *	11,918	58,959
Societe Generale	9,086	500,946

		1,462,538

Capital Goods 1.1%
Alstom S.A.	3,422	219,467
Bouygues S.A.	3,245	149,682
Compagnie de Saint-Gobain	6,372	300,181
Eiffage S.A.	767	35,798
Legrand S.A.	767	24,069
Safran S.A.	2,419	57,045
Schneider Electric S.A.	2,950	315,748
Thales S.A.	885	35,442
Vallourec S.A.	708	135,607
Vinci S.A.	5,959	312,685
Wendel	413	23,185

		1,608,909

Commercial & Professional Services 0.1%
Bureau Veritas S.A.	885	44,965
Societe BIC S.A. *	531	37,682

		82,647

Consumer Durables & Apparel 0.6%
Christian Dior S.A.	1,121	110,086
Hermes International	1,062	143,467
LVMH Moet Hennessy Louis Vuitton S.A.	4,897	531,962

		785,515

Consumer Services 0.2%
Accor S.A.	3,894	197,394
Sodexo	2,242	133,340

		330,734

Diversified Financials 0.0%
Eurazeo	472	30,039

Energy 1.2%
Compagnie Generale De Geophysique-Veritas *	1,888	45,450
Technip S.A.	1,298	92,643
Total S.A.	29,559	1,653,099

		1,791,192

Food & Staples Retailing 0.4%
Carrefour S.A.	9,381	433,804
Casino Guichard Perrachon S.A.	767	61,872

		495,676

Food, Beverage & Tobacco 0.4%
Danone S.A.	7,257	425,361
Pernod Ricard S.A.	2,791	210,745

		636,106

Health Care Equipment & Services 0.1%
Essilor International S.A.	2,124	128,395

Household & Personal Products 0.2%
L’Oreal S.A.	3,186	330,530

Insurance 0.5%
AXA S.A.	26,803	540,806
CNP Assurances	531	47,726
Euler Hermes S.A.	177	12,650
SCOR SE	2,065	50,571

		651,753

Materials 0.4%
Air Liquide S.A.	2,950	353,109
Ciments Francais S.A.	59	5,173
Eramet	118	35,524
Imerys S.A.	236	12,203
Lafarge S.A.	2,655	172,577

		578,586

Media 0.4%
Eutelsat Communications	767	25,529
JC Decaux S.A. *	649	16,235
Lagardere S.C.A.	1,534	56,136
PagesJaunes Groupe	1,239	13,914

See financial notes 15

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Publicis Groupe	1,593	62,980
Societe Television Francaise 1	1,888	30,339
Vivendi	15,104	381,330

		586,463

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Ipsen S.A.	118	6,005
Sanofi-Aventis	12,036	882,379

		888,384

Real Estate 0.2%
Gecina S.A.	295	30,641
ICADE	118	11,862
Klepierre	1,062	39,638
Unibail-Rodamco SE	1,121	221,825

		303,966

Retailing 0.1%
PPR	1,180	135,736

Software & Services 0.1%
Atos Origin S.A. *	767	35,824
Cap Gemini S.A.	1,711	79,005
Dassault Systemes S.A.	590	34,059

		148,888

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	33,512	101,986

Telecommunication Services 0.4%
France Telecom S.A.	22,243	522,865

Transportation 0.0%
Air France-KLM *	1,180	15,793

Utilities 0.9%
EDF Energies Nouvelles S.A.	295	15,206
Electricite de France	4,012	201,541
GDF Suez	20,591	757,871
Suez Environnement S.A.	4,838	106,794
Veolia Environnement	6,195	201,297

		1,282,709

		13,200,350

Germany 6.4%

Automobiles & Components 0.5%
Bayerische Motoren Werke AG	4,189	170,272
Daimler AG - Reg’d	13,570	567,792

		738,064

Banks 0.1%
Commerzbank AG *	12,154	90,845
Deutsche Postbank AG *	1,298	40,175

		131,020

Capital Goods 0.9%
GEA Group AG	2,537	47,502
Hochtief AG	767	54,115
MAN SE	1,888	135,295
Siemens AG - Reg’d	11,741	1,009,285
Solarworld AG	1,357	18,797

		1,264,994

Consumer Durables & Apparel 0.1%
Adidas AG	2,832	140,641
Puma AG Rudolf Dassler Sport	118	33,431

		174,072

Consumer Services 0.0%
TUI AG *	4,897	48,451

Diversified Financials 0.5%
Deutsche Bank AG - Reg’d	8,260	525,689
Deutsche Boerse AG	2,655	185,077

		710,766

Food & Staples Retailing 0.1%
Metro AG	2,773	142,498

Health Care Equipment & Services 0.1%
Celesio AG	708	20,672
Fresenius Medical Care AG & Co. KGaA	2,124	111,162
Fresenius SE	177	11,583

		143,417

Household & Personal Products 0.1%
Beiersdorf AG	649	39,878
Henkel AG & Co. KGaA	1,003	44,322

		84,200

Insurance 0.8%
Allianz SE - Reg’d	5,664	655,475
Generali Deutschland Holding AG	118	13,656
Hannover Rueckversicherung AG - Reg’d *	767	34,432
Muenchener Rueckversicherungs - Gesellschaft AG - Reg’d	2,419	375,182

		1,078,745

Materials 0.9%
BASF SE	11,564	650,824
HeidelbergCement AG	2,478	126,561
K&S AG	2,368	144,195
Lanxess AG	944	34,784
Linde AG	1,475	166,449
Salzgitter AG	590	52,183
ThyssenKrupp AG	5,015	159,122
Wacker Chemie AG	177	21,266

		1,355,384

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Bayer AG	10,443	693,623
Merck KGaA	767	60,501

		754,124

Semiconductors & Semiconductor Equipment 0.0%
Infineon Technologies AG *	12,095	66,140

Software & Services 0.4%
SAP AG	12,331	551,289

Telecommunication Services 0.3%
Deutsche Telekom AG - Reg’d	37,878	488,490

Transportation 0.2%
Deutsche Lufthansa AG - Reg’d	2,183	32,651
Deutsche Post AG - Reg’d	10,384	169,273
Fraport AG	118	5,954
Hamburger Hafen und Logistik AG	118	4,403

		212,281

16 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.9%
E.ON AG	25,547	911,868
RWE AG	5,015	426,242

		1,338,110

		9,282,045

Greece 0.1%

Banks 0.1%
Alpha Bank A.E. ADR *	8,100	19,440
National Bank of Greece S.A. ADR *	17,000	65,620

		85,060

		85,060

Hong Kong 2.3%

Banks 0.1%
BOC Hong Kong Holdings Ltd.	29,500	66,422
Dah Sing Banking Group Ltd. *	2,400	3,178
The Bank of East Asia Ltd.	23,600	86,334

		155,934

Capital Goods 0.4%
CITIC Resources Holdings Ltd. *	118,000	31,463
Hutchison Whampoa Ltd.	59,000	422,549
Johnson Electric Holdings Ltd. *	29,500	15,124
Melco International Development Ltd. *	17,000	6,854
Noble Group Ltd.	59,000	133,051

		609,041

Consumer Durables & Apparel 0.0%
C C Land Holdings Ltd.	59,000	22,724
Techtronic Industries Co., Ltd.	29,500	22,571

		45,295

Consumer Services 0.1%
China Travel International Investment Hong Kong Ltd.	118,000	31,007
Galaxy Entertainment Group Ltd. *	59,000	22,724
The Hongkong & Shanghai Hotels Ltd.	29,500	41,191

		94,922

Diversified Financials 0.2%
Hong Kong Exchanges & Clearing Ltd.	17,700	296,393

Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd. *	59,000	175,556

Household & Personal Products 0.3%
Hengan International Group Co., Ltd.	59,000	405,070

Materials 0.0%
Lee & Man Paper Manufacturing Ltd.	83,600	55,566

Real Estate 0.7%
Cheung Kong (Holdings) Ltd.	4,000	48,896
Kerry Properties Ltd.	2,000	9,481
Kowloon Development Co., Ltd.	12,000	13,711
New World Development Co., Ltd.	59,000	107,765
Sino Land Co., Ltd.	30,000	57,037
Sun Hung Kai Properties Ltd.	59,000	818,500

		1,055,390

Retailing 0.2%
Belle International Holdings Ltd.	59,000	65,510
Esprit Holdings Ltd.	17,848	127,595
GOME Electrical Appliances Holdings Ltd. *	295,000	92,718
Lifestyle International Holdings Ltd.	29,500	48,715

		334,538

Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd.	5,900	55,896

Technology Hardware & Equipment 0.1%
Lenovo Group Ltd.	118,000	76,758

Transportation 0.0%
Hopewell Highway Infrastructure Ltd.	29,500	19,493

		3,379,852

Ireland 0.4%

Banks 0.0%
Allied Irish Banks plc *	5,900	7,939

Commercial & Professional Services 0.1%
Experian plc	11,623	107,408

Food, Beverage & Tobacco 0.0%
Kerry Group plc, A Shares	1,357	43,056

Materials 0.2%
CRH plc	9,322	212,847

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Elan Corp. plc *	8,968	62,735
Shire plc	6,195	132,698

		195,433

Transportation 0.0%
Ryanair Holdings plc *	6,313	30,154

		596,837

Israel 0.6%

Banks 0.1%
Bank Hapoalim B.M. *	10,620	44,099
Bank Leumi Le-Israel *	5,900	24,952

		69,051

Materials 0.1%
Israel Chemicals Ltd.	4,720	57,450

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Teva Pharmaceutical Industries Ltd.	10,620	634,361

Telecommunication Services 0.0%
Bezeq Israeli Telecommunication Corp., Ltd.	17,700	45,954

		806,816

Italy 2.9%

Automobiles & Components 0.0%
Pirelli & C S.p.A. *	66,257	33,230

Banks 0.8%
Banca Carige S.p.A.	8,437	21,508
Banca Monte dei Paschi di Siena S.p.A.	33,748	50,109
Banca Popolare di Milano Scarl	4,956	29,252

See financial notes 17

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Banco Popolare Societa Cooperatira *	8,437	53,828
Intesa Sanpaolo *	109,858	387,176
UniCredit S.p.A. *	238,623	604,730
Unione di Banche Italiane S.c.p.A.	7,847	97,932

		1,244,535

Capital Goods 0.0%
Finmeccanica S.p.A.	5,251	68,041

Consumer Durables & Apparel 0.1%
Benetton Group S.p.A.	1,475	11,736
Bulgari S.p.A.	2,655	20,580
Luxottica Group S.p.A.	2,301	60,291

		92,607

Consumer Services 0.1%
Autogrill S.p.A. *	4,248	52,871
Lottomatica S.p.A.	2,006	36,191

		89,062

Diversified Financials 0.1%
EXOR S.p.A.	1,121	17,119
Mediobanca S.p.A. *	5,723	60,529

		77,648

Energy 0.6%
Eni S.p.A.	33,571	759,143
Saipem S.p.A.	4,130	136,904
Saras S.p.A. *	3,776	8,688

		904,735

Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	13,865	35,062

Insurance 0.3%
Assicurazioni Generali S.p.A.	19,529	444,009
Fondiaria-Sai S.p.A.	1,239	18,058
Fondiaria-Sai S.p.A. - RSP	472	4,809
Mediolanum S.p.A.	2,301	13,063
Unipol Gruppo Finanziario S.p.A. *	10,561	11,797

		491,736

Materials 0.0%
Buzzi Unicem S.p.A.	708	8,821
Italcementi S.p.A.	354	3,870
Italcementi S.p.A. - RSP	767	4,731

		17,422

Media 0.1%
Mediaset S.p.A.	10,502	79,686

Telecommunication Services 0.2%
Telecom Italia S.p.A.	148,090	211,395
Telecom Italia S.p.A. - RSP	53,159	56,586

		267,981

Transportation 0.1%
Atlantia S.p.A.	4,130	95,477

Utilities 0.5%
A2A S.p.A.	22,951	39,747
Edison S.p.A.	11,505	16,015
Enel S.p.A.	90,152	489,968
Snam Rete Gas S.p.A.	20,119	95,411
Terna-Rete Elettrica Nazionale S.p.A.	18,467	76,047

		717,188

		4,214,410

Japan 18.1%

Automobiles & Components 1.8%
Bridgestone Corp.	5,900	103,440
Denso Corp.	5,900	159,874
Honda Motor Co., Ltd.	17,700	613,470
Mazda Motor Corp. *	10,000	26,332
Mitsubishi Motors Corp. *	59,000	84,319
Nissan Motor Co., Ltd. *	29,500	234,035
Nok Corp.	5,900	82,260
Suzuki Motor Corp.	5,900	125,416
Toyota Motor Corp.	29,500	1,105,441
Yamaha Motor Co., Ltd.	5,900	78,410

		2,612,997

Banks 1.4%
Aozora Bank Ltd. *	59,000	75,688
Hokuhoku Financial Group, Inc.	59,000	124,154
Mitsubishi UFJ Financial Group, Inc.	147,500	745,260
Mizuho Financial Group, Inc.	129,800	251,230
Mizuho Trust & Banking Co., Ltd. *	59,000	57,098
Resona Holdings, Inc.	11,800	142,612
Sapporo Hokuyo Holdings, Inc.	11,800	51,786
Shinsei Bank Ltd. *	59,000	66,393
Sumitomo Mitsui Financial Group, Inc.	17,700	568,854

		2,083,075

Capital Goods 2.3%
COMSYS Holdings Corp.	5,900	56,633
Daikin Industries Ltd.	5,900	227,064
Fanuc Ltd.	5,900	576,290
Hitachi Construction Machinery Co., Ltd.	500	10,235
IHI Corp. *	59,000	105,565
JS Group Corp.	5,900	116,254
JTEKT Corp.	5,900	62,011
Kawasaki Heavy Industries Ltd.	59,000	152,704
Komatsu Ltd.	17,700	355,334
Mitsubishi Corp.	17,700	442,176
Mitsubishi Electric Corp. *	2,000	16,407
Mitsubishi Heavy Industries Ltd.	59,000	219,096
Mitsui & Co., Ltd.	17,700	274,667
Sojitz Corp.	29,500	52,450
Sumitomo Corp.	17,700	192,805
Sumitomo Electric Industries Ltd.	11,800	141,815
THK Co., Ltd.	5,900	114,262
Toyota Tsusho Corp.	5,900	84,717
Ushio, Inc.	5,900	95,539

		3,296,024

Commercial & Professional Services 0.2%
Kokuyo Co., Ltd.	5,900	44,749
Secom Co., Ltd.	5,900	270,883

		315,632

Consumer Durables & Apparel 1.0%
Haseko Corp. *	29,500	28,881
Makita Corp.	5,900	188,887
NAMCO BANDAI Holdings, Inc.	5,900	54,708
Panasonic Corp.	35,400	491,971
Sanyo Electric Co., Ltd. *	59,000	99,589
Sega Sammy Holdings, Inc.	5,900	72,833

18 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sony Corp.	11,800	404,996
Sumitomo Forestry Co., Ltd.	5,900	45,745

		1,387,610

Diversified Financials 0.8%
Acom Co., Ltd.	1,770	25,455
Credit Saison Co., Ltd.	5,900	75,157
Daiwa Securities Group, Inc.	59,000	291,465
Matsui Securities Co., Ltd.	5,900	39,570
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,180	40,765
Monex Group, Inc.	59	28,217
Nomura Holdings, Inc.	47,200	348,430
ORIX Corp.	2,360	181,120
Promise Co., Ltd. *	5,900	45,213
SBI Holdings, Inc.	354	63,179
Takefuji Corp.	5,310	23,543

		1,162,114

Energy 0.1%
Nippon Mining Holdings, Inc.	29,500	147,060
Showa Shell Sekiyu K.K.	5,900	41,761

		188,821

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	11,800	121,366
Seven & I Holdings Co., Ltd.	11,800	266,102
Uny Co., Ltd.	5,900	46,276

		433,744

Food, Beverage & Tobacco 0.5%
Asahi Breweries Ltd.	5,900	113,133
Japan Tobacco, Inc.	59	214,117
Kagome Co., Ltd.	5,900	105,830
Q.P. Corp.	5,900	65,331
Yakult Honsha Co., Ltd.	5,900	179,394

		677,805

Insurance 0.6%
Mitsui Sumitomo Insurance Group Holdings, Inc.	11,800	302,618
Sony Financial Holdings, Inc.	59	171,825
T&D Holdings, Inc.	5,900	127,408
Tokio Marine Holdings, Inc.	11,800	332,628

		934,479

Materials 1.3%
Hitachi Chemical Co., Ltd.	5,900	120,835
JFE Holdings, Inc.	5,900	219,428
JSR Corp.	5,900	115,524
Kobe Steel Ltd. *	59,000	107,556
Mitsubishi Chemical Holdings Corp.	29,500	133,782
Nippon Steel Corp.	59,000	220,424
Nitto Denko Corp.	5,900	217,437
Shin-Etsu Chemical Co., Ltd.	5,900	317,358
Showa Denko K.K.	59,000	119,507
Sumitomo Metal Industries Ltd.	59,000	162,663
Tokyo Steel Manufacturing Co., Ltd.	5,900	65,264
Toyo Seikan Kaisha Ltd.	5,900	96,402

		1,896,180

Media 0.2%
Dentsu, Inc.	5,900	140,089
Hakuhodo DY Holdings, Inc.	1,180	57,761
Toho Co., Ltd.	5,900	96,469

		294,319

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Astellas Pharma, Inc.	5,900	222,084
Chugai Pharmaceutical Co., Ltd.	5,900	113,864
Daiichi Sankyo Co., Ltd.	5,900	119,374
Dainippon Sumitomo Pharma Co., Ltd.	5,900	57,762
Eisai Co., Ltd.	5,900	230,051
Takeda Pharmaceutical Co., Ltd.	5,900	267,231

		1,010,366

Real Estate 0.3%
Leopalace21 Corp. *	11,800	56,832
Mitsubishi Estate Co., Ltd.	2,000	31,396
Mitsui Fudosan Co., Ltd.	3,000	50,639
NTT Urban Development Corp.	59	47,006
Sumitomo Real Estate Sales Co., Ltd.	590	25,594
Sumitomo Realty & Development Co., Ltd.	2,000	35,515
Tokyo Tatemono Co., Ltd.	59,000	207,810

		454,792

Retailing 0.2%
Isetan Mitsukoshi Holdings Ltd.	11,800	124,420
USS Co., Ltd.	590	38,243
Yamada Denki Co., Ltd.	2,360	164,654

		327,317

Semiconductors & Semiconductor Equipment 0.5%
Advantest Corp.	5,900	140,155
Elpida Memory, Inc. *	5,900	105,498
Sumco Corp. *	5,900	106,959
Tokyo Electron Ltd.	5,900	364,497

		717,109

Software & Services 0.5%
KONAMI Corp.	5,900	110,610
Nintendo Co., Ltd.	500	135,993
Nomura Research Institute Ltd.	5,900	129,400
NTT Data Corp.	59	183,178
Yahoo! Japan Corp.	295	110,378

		669,559

Technology Hardware & Equipment 1.9%
Alps Electric Co., Ltd. *	5,900	34,723
Brother Industries Ltd.	5,900	67,190
Canon, Inc.	17,700	735,965
FUJIFILM Holdings Corp.	5,900	187,626
Hitachi Ltd. *	59,000	194,531
Hoya Corp.	5,900	147,791
Kyocera Corp.	5,900	525,167
Murata Manufacturing Co., Ltd.	5,900	312,710
OMRON Corp.	5,900	128,537
Toshiba Corp. *	59,000	295,448
Yokogawa Electric Corp.	5,900	48,533

		2,678,221

Telecommunication Services 0.8%
KDDI Corp.	59	314,702
Nippon Telegraph & Telephone Corp.	5,900	256,941
NTT DoCoMo, Inc.	236	364,895
SOFTBANK Corp.	5,900	154,496

		1,091,034

See financial notes 19

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 1.2%
All Nippon Airways Co., Ltd.	59,000	178,597
Central Japan Railway Co.	59	446,824
East Japan Railway Co.	5,900	406,324
Kintetsu Corp.	59,000	186,564
Tokyu Corp.	59,000	250,301
West Japan Railway Co.	59	207,477

		1,676,087

Utilities 1.5%
Chubu Electric Power Co., Inc.	5,900	156,355
Electric Power Development Co., Ltd.	5,900	197,519
Hokkaido Electric Power Co., Inc.	5,900	116,785
Hokuriku Electric Power Co.	5,900	133,184
Kyushu Electric Power Co., Inc.	5,900	132,520
Osaka Gas Co., Ltd.	59,000	213,785
Shikoku Electric Power Co., Inc.	5,900	169,302
The Chugoku Electric Power Co., Inc.	5,900	123,159
The Kansai Electric Power Co., Inc.	11,800	279,381
The Tokyo Electric Power Co., Inc.	11,800	323,864
Tohoku Electric Power Co., Inc.	5,900	128,338
Tokyo Gas Co., Ltd.	59,000	256,940

		2,231,132

		26,138,417

Luxembourg 0.5%

Energy 0.1%
Tenaris S.A.	6,195	128,928

Materials 0.3%
ArcelorMittal	14,337	547,253

Media 0.1%
RTL Group	118	8,364
SES	3,953	95,998

		104,362

		780,543

Netherlands 3.6%

Capital Goods 0.3%
Koninklijke (Royal) Philips Electronics N.V.	12,862	376,858

Commercial & Professional Services 0.1%
Randstad Holding N.V. *	2,360	99,020

Diversified Financials 0.3%
ING Groep N.V. CVA *	46,199	413,908

Energy 1.5%
Fugro N.V. CVA	1,003	58,406
Royal Dutch Shell plc, A Shares	42,657	1,162,444
Royal Dutch Shell plc, B Shares	32,627	852,608
SBM Offshore N.V.	1,947	34,622

		2,108,080

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	17,110	210,150

Food, Beverage & Tobacco 0.5%
Heineken Holding N.V.	885	36,178
Heineken N.V.	2,242	110,362
Unilever N.V. CVA	18,113	546,286

		692,826

Insurance 0.1%
AEGON N.V. *	23,777	150,236

Materials 0.2%
Akzo Nobel N.V.	2,714	138,318
James Hardie Industries N.V. CDI *	6,313	42,061
Koninklijke DSM N.V.	2,183	91,355

		271,734

Media 0.1%
Reed Elsevier N.V.	8,201	94,191
Wolters Kluwer N.V.	3,540	71,524

		165,715

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
QIAGEN N.V. *	2,773	60,662

Real Estate 0.0%
Corio N.V.	944	58,539

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	2,655	81,560
STMicroelectronics N.V.	3,540	30,725

		112,285

Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	18,762	299,573

Transportation 0.1%
TNT N.V.	3,599	93,369

		5,112,955

New Zealand 0.3%

Consumer Services 0.0%
Sky City Entertainment Group Ltd.	20,886	46,671

Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	10,148	24,094

Materials 0.1%
Fletcher Building Ltd.	20,178	111,736

Media 0.0%
Sky Network Television Ltd.	7,139	24,826

Real Estate 0.0%
Kiwi Income Property Trust	30,090	21,222

Retailing 0.0%
The Warehouse Group Ltd.	5,723	15,026

Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	45,666	74,301

Transportation 0.0%
Air New Zealand Ltd.	7,965	7,175
Auckland International Airport Ltd.	34,220	44,446

		51,621

Utilities 0.1%
Contact Energy Ltd. *	10,797	46,142
Vector Ltd.	11,269	15,266

		61,408

		430,905

Norway 0.8%

Banks 0.1%
DnB NOR A.S.A. *	12,688	137,818

20 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.1%
Orkla A.S.A.	11,800	92,436

Energy 0.3%
Seadrill Ltd.	5,900	135,660
Statoil A.S.A.	17,700	396,797

		532,457

Insurance 0.1%
Storebrand A.S.A. *	11,800	82,015

Materials 0.1%
Norsk Hydro A.S.A. *	11,800	79,459
Yara International A.S.A.	2,950	121,485

		200,944

Telecommunication Services 0.1%
Telenor A.S.A. *	11,800	149,136

		1,194,806

Papua N.Guinea 0.1%

Energy 0.1%
Oil Search Ltd.	18,349	85,773

Portugal 0.4%

Banks 0.1%
Banco BPI S.A. - Reg’d	6,962	18,413
Banco Comercial Portugues S.A. - Reg’d	53,395	54,214

		72,627

Energy 0.0%
Galp Energia, SGPS, S.A., B Shares	4,012	65,291

Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	9,027	86,825

Materials 0.0%
CIMPOR-Cimentos de Portugal, SGPS, S.A.	2,006	14,857

Media 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	4,248	21,618

Telecommunication Services 0.1%
Portugal Telecom, SGPS, S.A. - Reg’d	6,726	70,953

Transportation 0.0%
Brisa Auto-Estradas de Portugal S.A.	3,186	25,588

Utilities 0.1%
EDP - Energias de Portugal S.A.	41,713	153,415

		511,174

Republic of Korea 3.5%

Banks 0.6%
KB Financial Group, Inc. ADR *	11,800	494,066
Shinhan Financial Group Co., Ltd. ADR	5,900	428,930

		922,996

Materials 0.9%
POSCO ADR	11,800	1,362,428

Semiconductors & Semiconductor Equipment 1.1%
Samsung Electronics Co., Ltd. GDR - Reg’d (b)	4,838	1,545,741

Technology Hardware & Equipment 0.2%
LG Display Co., Ltd. ADR	17,700	266,208

Telecommunication Services 0.4%
KT Corp. ADR	17,700	339,486
SK Telecom Co., Ltd. ADR	17,700	295,236

		634,722

Utilities 0.3%
Korea Electric Power Corp. ADR	23,600	380,668

		5,112,763

Singapore 1.2%

Banks 0.3%
Oversea-Chinese Banking Corp., Ltd.	59,000	356,342

Capital Goods 0.1%
Singapore Technologies Engineering Ltd.	59,000	131,373
Yangzijiang Shipbuilding Holdings Ltd.	59,000	47,848

		179,221

Diversified Financials 0.0%
Pacific Century Regional Developments Ltd.	59,000	7,765

Food & Staples Retailing 0.1%
Olam International Ltd.	59,000	101,992

Food, Beverage & Tobacco 0.2%
Golden Agri-Resources Ltd. *	177,000	66,735
Wilmar International Ltd.	59,000	272,818

		339,553

Real Estate 0.2%
CapitaCommercial Trust	59,000	45,330
Capitaland Ltd.	59,000	158,654
CapitaMall Trust	59,000	74,290

		278,274

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	118,000	256,029

Transportation 0.1%
ComfortDelGro Corp., Ltd.	59,000	65,056
Neptune Orient Lines Ltd.	59,000	74,710
Singapore Post Ltd.	59,000	44,071

		183,837

		1,703,013

Spain 3.4%

Banks 1.1%
Banco de Sabadell S.A.	15,163	73,501
Banco de Valencia S.A.	2,773	17,862
Banco Espanol de Credito S.A.	1,298	13,096
Banco Popular Espanol S.A.	13,983	92,741
Banco Santander S.A.	104,135	1,357,037

		1,554,237

See financial notes 21

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	3,186	141,917
Fomento de Construcciones y Contratas S.A.	649	21,823
Zardoya Otis S.A.	1,711	31,172

		194,912

Diversified Financials 0.1%
Corporacion Financiera Alba S.A.	472	23,157
Criteria Caixacorp S.A.	15,812	72,504

		95,661

Energy 0.3%
Repsol YPF S.A.	15,458	350,924

Insurance 0.0%
Mapfre S.A.	12,647	45,651

Materials 0.0%
Acerinox S.A.	2,832	48,484

Media 0.0%
Gestevision Telecinco S.A.	1,357	17,984

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A.	2,832	42,900

Retailing 0.1%
Industria de Diseno Textil S.A.	3,009	177,847

Software & Services 0.0%
Indra Sistemas S.A.	1,888	38,726

Telecommunication Services 0.9%
Telefonica S.A.	53,454	1,258,000

Transportation 0.1%
Abertis Infraestructuras S.A.	3,127	59,061
Cintra Concesiones de Infraestructuras de Transporte S.A.	5,782	51,053

		110,114

Utilities 0.7%
Acciona S.A.	413	46,008
EDP Renovaveis S.A. *	6,903	55,760
Enagas	2,655	55,508
Endesa S.A.	1,475	42,654
Gas Natural SDG S.A.	6,313	116,049
Iberdrola Renovables S.A.	14,101	59,232
Iberdrola S.A.	66,729	538,559
Red Electrica Corporacion S.A.	885	44,639

		958,409

		4,893,849

Sweden 2.9%

Banks 0.6%
Nordea Bank AB	46,492	454,974
Skandinaviska Enskilda Banken AB, A Shares *	26,373	159,859
Svenska Handelsbanken AB, A Shares	9,086	248,480
Swedbank AB, A Shares *	7,965	76,210

		939,523

Capital Goods 0.8%
AB SKF, B Shares	6,726	106,486
Alfa Laval AB	6,490	92,256
Assa Abloy AB, B Shares	7,906	148,735
Atlas Copco AB, A Shares	8,555	121,370
Atlas Copco AB, B Shares	5,133	66,398
Sandvik AB	15,045	162,356
Scania AB, B Shares	5,074	71,842
Skanska AB, B Shares	7,257	120,301
Volvo AB, A Shares	7,021	59,034
Volvo AB, B Shares	16,402	139,179

		1,087,957

Commercial & Professional Services 0.1%
Securitas AB, B Shares	11,918	128,947

Consumer Durables & Apparel 0.1%
Electrolux AB, Series B *	5,959	126,852
Husqvarna AB, B Shares *	13,216	85,293

		212,145

Diversified Financials 0.2%
Industrivarden AB, A Shares	3,422	40,657
Industrivarden AB, C Shares	708	7,839
Investor AB, B Shares	9,617	171,053

		219,549

Food, Beverage & Tobacco 0.1%
Swedish Match AB	7,552	172,444

Materials 0.2%
Boliden AB	2,419	29,676
Holmen AB, B Shares	1,770	44,050
SSAB AB, A Shares	3,068	51,549
SSAB AB, B Shares	826	12,613
Svenska Cellulosa AB, B Shares	10,443	154,762

		292,650

Retailing 0.3%
Hennes & Mauritz AB, B Shares	6,077	369,551

Technology Hardware & Equipment 0.3%
Telefonaktiebolaget LM Ericsson, B Shares	40,238	403,390

Telecommunication Services 0.2%
Tele2 AB, B Shares	6,549	97,607
TeliaSonera AB	36,167	250,956

		348,563

		4,174,719

Switzerland 7.7%

Capital Goods 0.6%
ABB Ltd. - Reg’d *	30,267	613,071
Geberit AG - Reg’d	708	121,366
Schindler Holding AG	708	56,624
Schindler Holding AG - Reg’d	1,003	79,703

		870,764

Commercial & Professional Services 0.2%
Adecco S.A. - Reg’d	2,950	146,840
SGS S.A. - Reg’d	118	158,169

		305,009

Consumer Durables & Apparel 0.4%
Compagnie Financiere Richemont S.A., A Shares	8,201	276,883

22 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Swatch Group AG	531	147,847
Swatch Group AG - Reg’d	1,593	84,639

		509,369

Diversified Financials 1.0%
Credit Suisse Group AG - Reg’d	15,399	684,687
EFG International AG	236	3,245
GAM Holding Ltd.	2,242	24,493
Julius Baer Group Ltd.	3,186	99,251
Pargesa Holding S.A.	767	60,163
UBS AG - Reg’d *	44,014	607,613

		1,479,452

Food, Beverage & Tobacco 1.6%
Nestle S.A. - Reg’d	46,846	2,334,003

Health Care Equipment & Services 0.1%
Nobel Biocare Holding AG - Reg’d	1,298	33,055
Sonova Holding AG - Reg’d	531	66,325
Straumann Holding AG - Reg’d	118	28,818

		128,198

Insurance 0.6%
Baloise Holding AG - Reg’d	826	71,143
Swiss Life Holding AG - Reg’d *	354	44,679
Swiss Reinsurance Co., Ltd. - Reg’d	4,543	204,452
Zurich Financial Services AG	1,888	455,809

		776,083

Materials 0.8%
Givaudan S.A. - Reg’d	177	145,603
Holcim Ltd. - Reg’d *	3,186	211,004
Syngenta AG - Reg’d	1,534	397,513
Xstrata plc *	28,969	454,254

		1,208,374

Pharmaceuticals, Biotechnology & Life Sciences 2.3%
Actelion Ltd. - Reg’d *	1,947	99,365
Lonza Group AG - Reg’d	944	74,443
Novartis AG - Reg’d	29,087	1,620,011
Roche Holding AG	9,027	1,509,549

		3,303,368

Telecommunication Services 0.1%
Swisscom AG - Reg’d	354	121,795

Transportation 0.0%
Kuehne & Nagel International AG - Reg’d	590	53,594

Utilities 0.0%
BKW FMB Energie AG	590	43,145

		11,133,154

United Kingdom 15.2%

Banks 2.8%
Barclays plc	142,426	677,591
HSBC Holdings plc	211,751	2,319,771
Lloyds Banking Group plc *	405,332	323,966
Royal Bank of Scotland Group plc *	220,778	126,614
Standard Chartered plc	25,193	599,086

		4,047,028

Capital Goods 0.5%
BAE Systems plc	38,999	222,230
Bunzl plc	2,006	20,782
Cobham plc	9,027	33,202
European Aeronautic Defence & Space Co.	4,189	86,637
Invensys plc	9,086	43,545
Rolls-Royce Group plc *	19,057	161,889
Smiths Group plc	3,658	57,861
Tomkins plc	8,968	26,296
Wolseley plc *	3,835	90,495

		742,937

Commercial & Professional Services 0.2%
Capita Group plc	6,785	73,959
G4S plc	16,756	69,054
Hays plc	15,281	24,264
Rentokil Initial plc *	26,314	51,638

		218,915

Consumer Durables & Apparel 0.0%
Burberry Group plc	5,841	55,622

Consumer Services 0.5%
Carnival plc *	3,363	127,023
Compass Group plc	26,550	197,086
Intercontinental Hotels Group plc	5,900	82,636
Ladbrokes plc	16,697	37,087
PartyGaming plc *	4,484	20,705
Thomas Cook Group plc	14,514	52,103
TUI Travel plc	11,623	48,519
Whitbread plc	3,481	75,252
William Hill plc	13,688	40,635

		681,046

Diversified Financials 0.1%
3i Group plc	12,685	50,809
ICAP plc	5,487	27,216
Provident Financial plc	295	4,244
Schroders plc	1,829	33,302
Schroders plc, Non-Voting Shares	295	4,419

		119,990

Energy 2.0%
AMEC plc	2,714	32,559
BG Group plc	39,530	689,066
BP plc	228,094	2,009,536
Cairn Energy plc *	14,160	72,087
Petrofac Ltd.	767	11,992
Tullow Oil plc	7,611	137,769

		2,953,009

Food & Staples Retailing 0.6%
J Sainsbury plc	23,128	116,334
Tesco plc	95,580	610,709
William Morrison Supermarkets plc	31,152	141,566

		868,609

Food, Beverage & Tobacco 1.6%
Associated British Foods plc	2,065	29,866
British American Tobacco plc	23,600	801,028
Diageo plc	29,500	477,851
Imperial Tobacco Group plc	10,502	327,119
SABMiller plc	12,272	321,345
Tate & Lyle plc	2,478	15,886
Unilever plc	13,688	400,935

		2,374,030

See financial notes 23

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 0.1%
Smith & Nephew plc	7,316	75,014

Household & Personal Products 0.3%
Reckitt Benckiser Group plc	7,965	418,101

Insurance 0.6%
Admiral Group plc	1,593	30,072
Aviva plc	34,692	206,137
Legal & General Group plc	77,585	91,126
Old Mutual plc *	69,620	120,192
Prudential plc	34,574	317,129
Resolution Ltd. *	21,240	23,363
RSA Insurance Group plc	36,285	71,591
Standard Life plc	25,134	74,768

		934,378

Materials 2.0%
Anglo American plc *	16,579	603,232
Antofagasta plc	3,068	41,266
BHP Billiton plc	26,668	814,829
Eurasian Natural Resources Corp.	4,956	77,487
Fresnillo plc	2,419	27,639
Johnson Matthey plc	1,770	42,791
Kazakhmys plc *	2,891	59,021
Lonmin plc *	2,596	71,415
Randgold Resources Ltd.	354	25,206
Rexam plc	7,198	30,584
Rio Tinto plc	19,647	1,006,192
Vedanta Resources plc	1,888	73,237

		2,872,899

Media 0.4%
Aegis Group plc	9,617	17,057
British Sky Broadcasting Group plc	13,629	112,873
Daily Mail & General Trust plc, A Shares	2,596	17,571
ITV plc *	53,926	44,332
Pearson plc	8,378	116,323
Reed Elsevier plc	12,331	92,362
United Business Media Ltd.	2,183	14,533
WPP plc	14,396	132,375

		547,426

Pharmaceuticals, Biotechnology & Life Sciences 1.3%
AstraZeneca plc	17,464	766,641
GlaxoSmithKline plc	62,363	1,152,588

		1,919,229

Real Estate 0.2%
British Land Co. plc	9,263	62,049
Hammerson plc	8,142	47,474
Land Securities Group plc	9,263	89,195
Liberty International plc	6,490	46,705
SEGRO plc	9,971	48,378

		293,801

Retailing 0.2%
Home Retail Group plc	8,142	31,608
Kingfisher plc	24,544	80,336
Marks & Spencer Group plc	16,638	83,613
Next plc	1,593	45,472
The Carphone Warehouse Group plc	944	2,665

		243,694

Software & Services 0.1%
Autonomy Corp. plc *	2,065	48,099
Logica plc	19,883	36,142
The Sage Group plc	11,800	42,540

		126,781

Telecommunication Services 1.1%
BT Group plc	80,771	141,287
Cable & Wireless plc	19,470	40,430
Inmarsat plc	1,475	16,460
Vodafone Group plc	649,295	1,398,214

		1,596,391

Transportation 0.0%
British Airways plc *	2,773	8,916

Utilities 0.6%
Centrica plc	56,876	242,186
Drax Group plc	3,776	22,988
International Power plc	18,762	92,631
National Grid plc	27,317	271,150
Scottish & Southern Energy plc	10,089	172,180
Severn Trent plc	2,065	36,625
United Utilities Group plc	6,490	53,700

		891,460

		21,989,276

United States 0.1%

Health Care Equipment & Services 0.1%
Synthes, Inc.	885	105,675

Total Common Stock (Cost $149,794,954)		143,309,318

Other Investment Company 0.3% of net assets

United States 0.3%
State Street Institutional Liquid Reserves Fund	470,220	470,220

Total Other Investment Company (Cost $470,220)		470,220

Preferred Stock 0.2% of net assets

Germany 0.2%
Fresenius SE	708	49,905
Henkel AG & Co. KGaA	1,652	85,298
Volkswagen AG	1,239	101,114

		236,317

Italy 0.0%
EXOR S.p.A.	1,003	8,445
Unipol Gruppo Finanziario S.p.A. *	12,862	9,636

		18,081

Total Preferred Stock (Cost $264,302)		254,398

24 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Rights 0.0% of net assets

Australia 0.0%
Lend Lease Group *	1,582	2,274

Italy 0.0%
Banca Carige S.p.A. *	7,722	153

Total Rights (Cost $—)		2,427

End of Investments

At 2/28/10, the tax basis cost of the fund’s investments was $150,535,062 and the unrealized appreciation and depreciation were $1,994,107 and ($8,492,806), respectively, with a net unrealized depreciation of ($6,498,699).

*	Non-income producing security.
(a)	Fair valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,545,741 or 1.1% of net assets.

ADR —	American Depositary Receipt.
CDI —	CHESS Depositary Interest.
CVA —	Dutch Certificate.
GDR —	Global Depositary Receipt.
Reg’d —	Registered
RSP —	Risparmio (Convertible Savings Shares).

See financial notes 25

 Schwab International Equity ETF

Statement of
Assets and Liabilities
As of February 28, 2010 (unaudited)

Assets
Investments, at value (cost $150,529,476)		$144,036,363
Foreign currency, at value (cost $23,400)		23,516
Receivables:
Dividends		222,399
Foreign tax reclaims		6,612
Interest	+	55

Total assets		144,288,945

Liabilities
Payables:
Investment adviser and administrator fees		1,859

Total liabilities		1,859

Net Assets
Total assets		144,288,945
Total liabilities	—	1,859

Net assets		$144,287,086
Net Assets by Source
Capital received from investors		151,120,475
Net investment income not yet distributed		247,234
Net realized capital losses		(585,694)
Net unrealized capital losses		(6,494,929)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$144,287,086		5,900,001		$24.46

26 See financial notes

 Schwab International Equity ETF

Statement of
Operations
For October 30, 2009* through February 28, 2010 (unaudited)

Investment Income
Dividends (net of foreign withholding tax of $36,229)		$420,903
Interest	+	87

Total investment income		420,990

Expenses
Investment adviser and administrator fees		41,756

Total expenses		41,756

Net investment income		379,234

Realized and Unrealized Gains (Losses)
Net realized losses on investments		(580,607)
Net realized losses on foreign currency transactions	+	(5,087)

Net realized losses		(585,694)
Net unrealized losses on investments		(6,493,113)
Net unrealized losses on foreign currency translations	+	(1,816)

Net unrealized losses	+	(6,494,929)

Net realized and unrealized losses		(7,080,623)
Net decrease in net assets resulting from operations		$(6,701,389)

*	Commencement of operations.

See financial notes 27

 Schwab International Equity ETF

Statements of
Changes in Net Assets
For the current period only. Because the fund commenced operations on October 30, 2009, it has no prior report period.
Figures for the current period are unaudited.

Operations

		10/30/09*-02/28/10
Net investment income		$379,234
Net realized losses		(585,694)
Net unrealized losses	+	(6,494,929)

Net decrease in net assets resulting from operations		$(6,701,389)

Distributions to Shareholders
Distributions from net investment income		$132,000

Transactions in Fund Shares

		10/30/09*-02/28/10
		SHARES	VALUE
Shares Sold		5,900,001	$151,120,475
Shares Redeemed	+	—	—

Net transactions in fund shares		5,900,001	$151,120,475

Shares Outstanding and Net Assets

		10/30/09*-02/28/10
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	5,900,001	144,287,086

End of period		5,900,001	$144,287,086

Net investment income not yet distributed			$247,234

*	Commencement of operations.

28 See financial notes

Schwab International Small-Cap Equity ETF tm

Financial Statements

Financial Highlights

	1/13/10[1]–
	2/28/10*

Per-Share Data ($)

Net asset value at beginning of period	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[2]
Net realized and unrealized gains (losses)	(1.75)

Total from investment operations	(1.75)

Net asset value at end of period	23.25

Total return (%)	(7.00)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	[4]
Gross operating expenses	0.35	[4]
Net investment income (loss)	0.65	[4]
Portfolio turnover rate[5]	1	[3]
Net assets, end of period ($ x 1,000)	25,571

* Unaudited.

1 Commencement of operations.
2 Amount less than $0.01.
3 Not annualized.
4 Annualized.
5 Portfolio turnover rate excludes securities received or delivered from processing of in kind creations or redemptions.

See financial notes 29

 Schwab International Small-Cap Equity ETF

Portfolio Holdings as of February 28, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.

		Cost	Value
Holdings by Category		($)	($)

99.1%	Common Stock	25,930,525	25,334,142
0.6%	Other Investment Companies	167,834	167,458
0.2%	Preferred Stock	53,242	55,401

99.9%	Total Investments	26,151,601	25,557,001
0.1%	Other Assets and Liabilities, Net		13,589

100.0%	Net Assets		25,570,590

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Australia 5.2%

Capital Goods 0.6%
Ausenco Ltd.	4,565	15,943
Boart Longyear Group *	114,356	32,258
Bradken Ltd.	3,201	18,575
Crane Group Ltd.	2,552	19,196
Macmahon Holdings Ltd.	30,063	17,903
Monadelphous Group Ltd.	803	10,218
UGL Ltd.	2,629	34,090

		148,183

Commercial & Professional Services 0.6%
Cabcharge Australia Ltd.	3,949	19,662
Campbell Brothers Ltd.	1,287	33,423
SAI Global Ltd.	4,840	16,253
Seek Ltd.	1,958	12,467
Transfield Services Ltd.	9,097	32,911
Transpacific Industries Group Ltd. *	26,147	31,961

		146,677

Consumer Durables & Apparel 0.1%
G.U.D Holdings Ltd.	2,772	24,128

Consumer Services 0.1%
Invocare Ltd.	5,269	28,357

Diversified Financials 0.0%
Platinum Asset Management Ltd.	1,892	9,657

Energy 0.8%
Arrow Energy Ltd. *	15,917	47,322
AWE Ltd. *	12,529	28,274
Beach Energy Ltd.	36,982	22,023
Carnarvon Petroleum Ltd. *	32,989	15,066
Centennial Coal Co., Ltd.	9,383	30,669
Linc Energy Ltd. *	13,926	18,145
Riversdale Mining Ltd. *	4,499	29,653
Roc Oil Co., Ltd. *	33,000	10,786

		201,938

Food, Beverage & Tobacco 0.1%
GrainCorp Ltd.	6,435	35,728

Health Care Equipment & Services 0.4%
Healthscope Ltd.	6,886	26,269
Primary Health Care Ltd.	9,416	37,017
Ramsay Health Care Ltd.	2,849	32,299

		95,585

Materials 0.7%
Andean Resources Ltd. *	8,151	18,759
Atlas Iron Ltd. *	11,583	20,952
Coal of Africa Ltd. *	12,408	26,667
Gindalbie Metals Ltd. *	18,667	16,800
Independence Group NL	4,598	16,676
Kingsgate Consolidated Ltd.	1,386	10,935
Lynas Corp., Ltd. *	38,665	16,446
MacArthur Coal Ltd.	3,355	30,645
Murchison Metals Ltd. *	9,416	19,731
Sundance Resources Ltd. *	115,687	13,468

		191,079

Media 0.1%
Austar United Communications Ltd. *	17,149	17,277

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Pharmaxis Ltd. *	7,029	16,177

Real Estate 0.7%
Abacus Property Group	50,996	19,180
Ardent Leisure Group	13,013	16,781
Bunnings Warehouse Property Trust	16,984	27,833
Cromwell Group	21,197	13,192
FKP Property Group	32,406	21,039
ING Industrial Fund *	67,452	25,671
ING Office Fund	72,149	39,089
Macquarie CountryWide Trust	46,475	23,723

		186,508

Retailing 0.4%
David Jones Ltd.	9,702	41,182
JB Hi-Fi Ltd.	1,551	27,056
Pacific Brands Ltd. *	25,795	26,333
Wotif.com Holdings Ltd.	1,364	8,966

		103,537

Semiconductors & Semiconductor Equipment 0.1%
Silex Systems Ltd. *	5,313	27,167

Software & Services 0.1%
Iress Market Technology Ltd.	2,046	14,896

Transportation 0.1%
ConnectEast Group	103,543	40,334

Utilities 0.2%
APA Group	9,801	30,368
Infigen Energy	17,754	20,350

		50,718

		1,337,946

Austria 1.3%

Automobiles & Components 0.1%
Semperit AG Holding	473	17,732

30 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.3%
Andritz AG	638	36,307
Wienerberger AG *	2,475	42,423

		78,730

Consumer Services 0.1%
bwin Interactive Entertainment AG *	550	30,024

Energy 0.1%
Schoeller-Bleckmann Oilfield Equipment AG	440	22,157

Materials 0.1%
Mayr Melnhof Karton AG	154	14,278
RHI AG *	825	24,308

		38,586

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Intercell AG *	770	22,435

Real Estate 0.4%
CA Immobilien Anlagen AG *	2,222	22,015
Conwert Immobilien Invest SE *	2,145	23,653
Immofinanz AG *	9,724	31,716
Sparkassen Immobilien AG *	2,651	16,461

		93,845

Transportation 0.1%
Oesterreichische Post AG	671	18,232

		321,741

Belgium 1.8%

Capital Goods 0.2%
Bekaert N.V.	286	46,388

Diversified Financials 0.6%
Ackermans & van Haaren N.V.	550	36,865
Banque Nationale de Belgique	11	50,890
RHJ International *	3,069	25,422
Sofina S.A.	407	35,509

		148,686

Health Care Equipment & Services 0.2%
AGFA-Gevaert N.V. *	3,278	28,943
Omega Pharma S.A.	462	22,799

		51,742

Materials 0.2%
Nyrstar *	2,277	29,521
Tessenderlo Chemie N.V.	660	19,671

		49,192

Real Estate 0.2%
Befimmo S.C.A.	396	32,393
Cofinimmo	275	37,360

		69,753

Retailing 0.1%
S.A. D’ieteren N.V.	66	28,787

Technology Hardware & Equipment 0.1%
EVS Broadcast Equipment S.A.	297	15,945

Telecommunication Services 0.1%
Telenet Group Holding N.V. *	1,309	39,033

Utilities 0.1%
Elia System Operator S.A./N.V.	528	20,024

		469,550

Canada 18.4%

Automobiles & Components 0.1%
Linamar Corp.	1,100	16,495
Martinrea International, Inc. *	1,100	8,805

		25,300

Banks 0.2%
Canadian Western Bank	1,100	21,647
Genworth MI Canada, Inc.	1,100	28,360

		50,007

Capital Goods 0.6%
Aecon Group, Inc.	1,100	14,435
ATS Automation Tooling Systems, Inc. *	2,200	14,300
CAE, Inc.	5,500	46,364
Russel Metals, Inc.	1,100	19,753
Superior Plus Corp.	2,200	28,995
Toromont Industries Ltd.	1,100	31,524

		155,371

Commercial & Professional Services 0.4%
IESI-BFC Ltd.	1,100	19,275
Ritchie Bros Auctioneers, Inc.	2,200	45,938
Stantec, Inc. *	1,100	28,266
Transcontinental, Inc., Class A	1,100	12,728

		106,207

Consumer Durables & Apparel 0.3%
Dorel Industries, Inc., Class B	1,100	31,545
Gildan Activewear, Inc., Class A *	2,200	51,641

		83,186

Consumer Services 0.4%
Great Canadian Gaming Corp. *	2,200	15,194
Tim Hortons, Inc.	3,300	99,723

		114,917

Diversified Financials 0.8%
AGF Management Ltd., Class B	1,100	16,860
CI Financial Corp.	3,300	65,253
Dundee Corp., Class A *	1,100	13,821
DundeeWealth, Inc.	1,100	14,383
GMP Capital, Inc.	1,100	13,103
Onex Corp.	2,200	52,765
TMX Group, Inc.	1,100	30,129

		206,314

Energy 3.4%
Advantage Oil & Gas Ltd.	3,300	22,605
Bankers Petroleum Ltd. *	4,400	24,103
Birchcliff Energy Ltd. *	2,200	19,774
BlackPearl Resources, Inc. *	4,400	10,199
Calfrac Well Services Ltd.	1,100	24,821
Celtic Exploration Ltd. *	1,100	21,262
Connacher Oil and Gas Ltd. *	9,900	12,083
Corridor Resources, Inc. *	2,200	8,305
Crescent Point Energy Corp.	3,300	121,766
Crew Energy, Inc. *	1,100	15,184
Denison Mines Corp. *	7,700	10,272
Ensign Energy Services, Inc.	3,300	47,020

See financial notes 31

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fairborne Energy Ltd. *	2,200	9,283
Mullen Group Ltd.	1,100	15,996
Niko Resources Ltd.	1,100	104,073
NuVista Energy Ltd. *	2,200	28,870
OPTI Canada, Inc. *	6,600	11,802
Pacific Rubiales Energy Corp. *	3,300	52,297
Paramount Resources Ltd., A Shares *	1,100	18,640
Pason Systems, Inc.	1,100	13,425
PetroBakken Energy Ltd., A Shares	1,100	29,349
Petrobank Energy & Resources Ltd. *	1,100	56,668
Progress Energy Resources Corp.	3,300	39,777
Savanna Energy Services Corp.	2,200	15,257
ShawCor Ltd., Class A	1,100	29,650
Storm Exploration, Inc. *	1,100	12,541
Trican Well Service Ltd.	2,200	28,370
Trinidad Drilling Ltd.	2,200	14,945
Uranium One, Inc. *	11,000	31,846
UTS Energy Corp. *	8,800	20,482

		870,665

Food & Staples Retailing 0.8%
Alimentation Couche-Tard, Inc., B Shares	2,200	40,922
Empire Co., Ltd., A Shares	1,100	50,902
Metro, Inc., A Shares	2,200	84,861
The Jean Coutu Group PJC, Inc., A Shares	2,200	20,128

		196,813

Food, Beverage & Tobacco 0.4%
Cott Corp. *	2,200	15,757
Maple Leaf Foods, Inc.	2,200	22,126
Viterra, Inc. *	7,700	70,811

		108,694

Health Care Equipment & Services 0.1%
CML Healthcare Income Fund	2,200	28,016

Insurance 0.5%
Industrial Alliance Insurance & Financial Services, Inc.	1,100	34,521
Intact Financial Corp.	2,200	87,879

		122,400

Materials 6.4%
Alamos Gold, Inc. *	2,200	26,580
Aura Minerals, Inc. *	2,200	8,014
Aurizon Mines Ltd. *	3,300	13,207
Canfor Corp. *	2,200	17,672
Capstone Mining Corp. *	4,400	11,823
Cascades, Inc.	1,100	8,534
CCL Industries, Inc., Class B	1,100	27,121
Centerra Gold, Inc. *	3,300	39,995
Consolidated Thompson Iron Mines Ltd. *	4,400	36,009
Corriente Resources, Inc., A Shares *	2,200	17,672
Detour Gold Corp. *	1,100	17,724
Eastern Platinum Ltd. *	13,200	16,360
Eldorado Gold Corp. *	8,800	110,650
Equinox Minerals Ltd. *	12,100	38,007
European Goldfields Ltd. *	3,300	18,171
First Quantum Minerals Ltd.	1,100	85,340
FNX Mining Co., Inc. *	2,200	26,164
Franco-Nevada Corp.	2,200	56,990
Fronteer Development Group, Inc. *	2,200	9,762
Gabriel Resources Ltd. *	3,300	11,896
Gammon Gold, Inc. *	3,300	32,190
Harry Winston Diamond Corp. *	1,100	10,980
HudBay Minerals, Inc. *	3,300	41,494
IAMGOLD Corp.	6,600	96,663
Inmet Mining Corp.	1,100	59,696
Ivanhoe Mines Ltd. *	5,500	87,473
Lake Shore Gold Corp. *	4,400	12,780
Lundin Mining Corp. *	7,700	32,419
Mercator Minerals Ltd. *	3,300	8,274
Methanex Corp.	2,200	51,849
Minefinders Corp. *	1,100	10,824
New Gold, Inc. *	7,700	33,876
Northern Dynasty Minerals Ltd. *	1,100	10,314
Northgate Minerals Corp. *	5,500	14,986
Novagold Resources, Inc. *	2,200	12,634
Osisko Mining Corp. *	4,400	37,258
Pan American Silver Corp.	2,200	46,937
Quadra Mining Ltd. *	2,200	30,639
Red Back Mining, Inc. *	4,400	84,424
Rubicon Minerals Corp. *	2,200	9,429
SEMAFO, Inc. *	4,400	20,107
Sherritt International Corp.	5,500	38,663
Silver Standard Resources, Inc. *	1,100	18,535
Silver Wheaton Corp. *	6,600	100,285
Silvercorp Metals, Inc.	2,200	14,300
Taseko Mines Ltd. *	3,300	14,924
Thompson Creek Metals Co., Inc. *	2,200	30,119
Ventana Gold Corp. *	1,100	8,607
West Fraser Timber Co., Ltd.	1,100	38,111
Western Coal Corp. *	6,600	23,292

		1,629,773

Media 0.6%
Astral Media, Inc.	1,100	36,290
Cogeco Cable, Inc.	1,100	42,150
Groupe Aeroplan, Inc.	4,400	49,289
Quebecor, Inc., Class B	1,100	31,274

		159,003

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Biovail Corp.	3,300	48,612
MDS, Inc. *	2,200	18,234

		66,846

Real Estate 1.5%
Allied Properties Real Estate Investment Trust	1,100	19,878
Boardwalk Real Estate Investment Trust	1,100	41,026
Calloway Real Estate Investment Trust	1,100	21,210
Canadian Apartment Properties Real Estate Investment Trust	1,100	14,862
Canadian Real Estate Investment Trust	1,100	29,296
Chartwell Seniors Housing Real Estate Investment Trust	2,200	15,881
Cominar Real Estate Investment Trust	1,100	19,847
Dundee Real Estate Investment Trust	1,100	26,164
Extendicare Real Estate Investment Trust	2,200	20,336
First Capital Realty, Inc.	1,100	21,824
FirstService Corp. *	1,100	20,929

32 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
H&R Real Estate Investment Trust	2,200	34,136
InnVest Real Estate Investment Trust	2,200	11,739
Morguard Real Estate Investment Trust	1,100	13,457
Primaris Retail Real Estate Investment Trust	1,100	17,828
RioCan Real Estate Investment Trust	3,300	59,478

		387,891

Retailing 0.4%
Reitmans Canada Ltd., A Shares	1,100	16,444
RONA inc. *	3,300	49,612
Sears Canada, Inc. *	1,100	27,579

		93,635

Software & Services 0.4%
MacDonald, Dettwiler & Associates Ltd. *	1,100	41,015
Open Text Corp. *	1,100	53,691

		94,706

Technology Hardware & Equipment 0.2%
Celestica, Inc. *	4,400	44,668

Transportation 0.1%
Transat A.T., Inc., Class A *	1,100	19,649
TransForce, Inc.	1,100	9,689

		29,338

Utilities 0.5%
ATCO Ltd., Class I	1,100	50,059
Emera, Inc.	1,100	24,759
Fortis, Inc.	2,200	56,762

		131,580

		4,705,330

China 0.6%

Consumer Durables & Apparel 0.1%
China Hongxing Sports Ltd.	121,000	14,633

Consumer Services 0.1%
Ajisen China Holdings Ltd.	33,000	30,308

Food, Beverage & Tobacco 0.1%
Pine Agritech Ltd. *	143,000	13,733
Synear Food Holdings Ltd. *	88,000	18,781

		32,514

Materials 0.1%
China Nickel Resources Holding Co., Ltd. *	88,000	16,209

Retailing 0.1%
Intime Department Store Group Co., Ltd.	22,000	18,647

Software & Services 0.1%
Kingsoft Corp., Ltd.	22,000	18,788

Technology Hardware & Equipment 0.0%
BYD Electronic International Co., Ltd. *	11,000	9,182

		140,281

Cyprus 0.1%

Energy 0.1%
ProSafe SE	4,400	21,872

Denmark 1.3%

Banks 0.3%
Jyske Bank A/S *	1,243	43,374
Sydbank A/S *	1,452	35,810

		79,184

Capital Goods 0.1%
NKT Holding A/S *	418	23,109

Consumer Durables & Apparel 0.1%
Bang & Olufsen A/S *	1,001	11,196
IC Companys A/S *	440	19,081

		30,277

Energy 0.1%
Torm A/S	1,826	19,587

Health Care Equipment & Services 0.1%
GN Store Nord A/S *	4,686	25,434

Insurance 0.2%
Topdanmark A/S *	319	38,342

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ALK-Abello A/S	220	16,298
Genmab A/S *	957	16,100

		32,398

Software & Services 0.1%
SimCorp A/S	143	25,277

Transportation 0.2%
DSV A/S *	3,630	56,611

		330,219

Finland 2.4%

Capital Goods 0.8%
Cargotec Corp., B Shares	803	21,654
Cramo Oyj	979	16,514
KCI Konecranes Oyj	1,078	29,688
Outotec Oyj	770	22,361
Ramirent Oyj *	1,848	16,847
Ruukki Group Oyj *	5,841	16,261
Uponor Oyj	1,067	19,046
Vacon Oyj	506	19,266
YIT Oyj	1,496	32,318

		193,955

Commercial & Professional Services 0.2%
Lassila & Tikanoja Oyj	935	19,383
Poyry Oyj	1,276	16,560

		35,943

Consumer Durables & Apparel 0.1%
Amer Sports Oyj, A Shares	2,849	31,532

Diversified Financials 0.2%
Pohjola Bank plc	4,147	46,124

Materials 0.3%
Huhtamaki Oyj	2,156	23,538
Kemira Oyj	1,133	18,956
M-real Oyj, B Shares *	7,579	17,894
Talvivaara Mining Co. plc *	3,520	20,412

		80,800

See financial notes 33

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 0.1%
Alma Media Corp.	1,903	19,478

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Orion Oyj, Class B	1,606	35,703

Real Estate 0.2%
Citycon Oyj	5,137	19,629
Sponda Oyj *	5,676	21,224

		40,853

Retailing 0.1%
Stockmann Oyj Abp, B Shares	792	24,697

Software & Services 0.1%
Tieto Oyj *	1,529	34,409

Telecommunication Services 0.2%
Elisa Oyj	2,717	56,694

		600,188

France 4.8%

Automobiles & Components 0.2%
Faurecia *	627	10,939
Valeo S.A. *	1,463	44,753

		55,692

Capital Goods 0.5%
Carbone Lorraine S.A.	572	18,555
Nexans S.A.	572	40,475
Rexel S.A. *	1,606	20,821
Saft Groupe S.A.	484	17,741
Zodiac Aerospace	891	40,686

		138,278

Commercial & Professional Services 0.3%
Derichebourg S.A.	3,861	15,270
Seche Environnement S.A.	209	15,202
Teleperformance	1,243	39,711

		70,183

Consumer Durables & Apparel 0.2%
Beneteau *	946	15,627
Nexity	594	21,859
SEB S.A.	418	26,942

		64,428

Diversified Financials 0.1%
Financiere Marc de Lacharriere S.A.	330	17,044

Energy 0.3%
Bourbon S.A.	1,166	39,479
Etablissements Maurel et Prom	2,222	32,931

		72,410

Food & Staples Retailing 0.1%
Rallye S.A.	561	18,156

Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	451	21,542

Insurance 0.1%
April Group	418	13,234

Materials 0.4%
Arkema	1,166	39,526
Rhodia S.A. *	1,925	36,687
S.A. des Ciments Vicat	198	15,027

		91,240

Media 0.5%
Canal +	2,519	20,097
Havas S.A.	8,712	35,739
IPSOS	704	24,499
M6-Metropole Television	1,727	42,824

		123,159

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Boiron S.A.	264	10,880
NicOx S.A. *	1,848	13,041
Stallergenes	220	17,681
Virbac S.A.	165	16,535

		58,137

Real Estate 0.4%
Fonciere Des Regions	583	58,263
Mercialys	759	27,273
Societe Immobiliere de Location pour l’Industrie et le Commerce	231	26,638

		112,174

Semiconductors & Semiconductor Equipment 0.1%
Silicon-On-Insulator Technologies *	1,452	19,122

Software & Services 0.3%
Alten *	726	19,741
Altran Technologies S.A. *	3,333	15,629
Groupe Steria SCA	605	17,041
UbiSoft Entertainment *	2,343	28,694

		81,105

Technology Hardware & Equipment 0.5%
Gemalto N.V. *	1,595	65,529
Ingenico S.A.	638	15,237
Neopost S.A.	605	49,184

		129,950

Transportation 0.3%
Groupe Eurotunnel S.A. Reg’d	8,899	90,586

Utilities 0.2%
Rubis	297	23,577
Sechilienne S.A.	737	22,530

		46,107

		1,222,547

Germany 4.6%

Automobiles & Components 0.2%
ElringKlinger AG	1,221	28,460
Leoni AG	781	14,826

		43,286

Banks 0.1%
Aareal Bank AG *	814	16,930

Capital Goods 1.5%
Bauer AG	385	17,433
Bilfinger Berger AG	605	38,236
Centrotherm Photovoltaics AG *	176	7,128
Conergy AG *	13,365	13,534
Demag Cranes AG	473	15,621
Deutz AG *	4,400	20,950
Gildemeister AG	1,276	16,508
Kloeckner & Co. SE *	704	16,414
Krones AG	385	20,283

34 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
KUKA AG *	1,078	15,300
MTU Aero Engines Holding AG	693	35,210
Nordex AG *	1,023	12,495
Pfeiffer Vacuum Technology AG	231	18,101
Rheinmetall AG	253	15,879
Roth & Rau AG *	407	13,697
SGL Carbon SE *	1,331	36,546
SMA Solar Technology AG	132	13,775
Tognum AG	2,068	35,419
Vossloh AG	242	23,812

		386,341

Commercial & Professional Services 0.1%
Interseroh SE	242	15,852

Consumer Durables & Apparel 0.1%
Gerry Weber International AG	561	18,531
Rational AG	88	14,862

		33,393

Diversified Financials 0.1%
MLP AG	2,200	21,235

Health Care Equipment & Services 0.1%
Rhoen Klinikum AG	1,232	30,499

Materials 0.4%
Aurubis AG	858	39,723
Fuchs Petrolub AG	286	23,848
Symrise AG	1,980	42,288

		105,859

Media 0.2%
Axel Springer AG	187	20,094
Sky Deutschland AG *	8,778	21,587

		41,681

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Morphosys AG *	682	14,519
Stada Arzneimittel AG	1,155	40,210

		54,729

Real Estate 0.3%
Alstria Office AG	1,254	13,862
Deutsche Euroshop AG	880	27,958
Deutsche Wohnen AG *	2,090	19,680
IVG Immobilien AG *	2,255	17,061

		78,561

Retailing 0.4%
BayWa AG	473	17,590
Douglas Holding AG	880	42,021
Fielmann AG	286	23,629
Praktiker Bau- und Heimwerkermaerkte Holding AG	2,156	18,268

		101,508

Semiconductors & Semiconductor Equipment 0.2%
Aixtron AG	1,617	47,665

Software & Services 0.4%
Software AG	374	43,348
United Internet AG Reg’d *	2,288	35,471
Wirecard AG	1,694	20,415

		99,234

Technology Hardware & Equipment 0.2%
Wincor Nixdorf AG	649	44,094

Telecommunication Services 0.1%
Freenet AG *	2,233	32,013

Utilities 0.0%
MVV Energie AG	264	11,241

		1,164,121

Greece 0.5%

Banks 0.2%
Alpha Bank A.E. ADR *	9,900	23,760
National Bank of Greece S.A. ADR *	7,062	27,259

		51,019

Food, Beverage & Tobacco 0.3%
Coca Cola Hellenic Bottling Co. S.A. ADR	3,300	80,718

		131,737

Hong Kong 3.0%

Automobiles & Components 0.2%
Geely Automobile Holdings Ltd.	55,000	27,630
Minth Group Ltd.	22,000	31,795

		59,425

Capital Goods 0.1%
China State Construction International Holdings Ltd.	44,000	16,096
Lonking Holdings Ltd.	11,000	7,000

		23,096

Consumer Durables & Apparel 0.3%
Daphne International Holdings Ltd.	22,000	16,918
Ports Design Ltd.	11,000	27,120
Stella International Holdings Ltd.	11,000	22,670

		66,708

Consumer Services 0.3%
REXLot Holdings Ltd.	275,000	37,548
SJM Holdings Ltd.	55,000	28,622

		66,170

Food, Beverage & Tobacco 0.1%
China Green Holdings Ltd.	33,000	38,044

Health Care Equipment & Services 0.2%
Mingyuan Medicare Development Co., Ltd. *	330,000	51,434

Materials 0.7%
AMVIG Holdings Ltd.	66,000	29,755
China Grand Forestry Green Resources Group Ltd. *	814,000	29,883
China Mining Resources Group Ltd. *	792,000	26,525
Sino-Forest Corp. *	4,400	85,215

		171,378

Real Estate 0.3%
Champion Real Estate Investment Trust	77,000	34,814
GZI Real Estate Investment Trust	88,000	34,119
Silver Grant International Industries Ltd.	22,000	8,558

		77,491

See financial notes 35

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 0.1%
Hengdeli Holdings Ltd.	44,000	16,776

Software & Services 0.1%
Hi Sun Technology China Ltd. *	33,000	18,703
Nan Hai Corp., Ltd. *	1,100,000	13,744

		32,447

Technology Hardware & Equipment 0.1%
Digital China Holdings Ltd.	22,000	34,573

Transportation 0.3%
Pacific Basin Shipping Ltd.	66,000	52,624
Road King Infrastructure Ltd.	33,000	24,229

		76,853

Utilities 0.2%
China Gas Holdings Ltd.	22,000	11,505
China Water Affairs Group Ltd.	110,000	43,925

		55,430

		769,825

Ireland 0.9%

Capital Goods 0.4%
Charter International plc	2,882	29,199
DCC plc	1,650	43,346
Grafton Group plc *	6,182	20,248
Kingspan Group plc *	3,773	25,745

		118,538

Consumer Services 0.1%
Paddy Power plc	660	20,941

Food, Beverage & Tobacco 0.1%
C&C Group plc	7,216	26,687

Health Care Equipment & Services 0.1%
United Drug plc	6,721	20,821

Insurance 0.1%
Irish Life & Permanent Group Holdings plc *	5,929	22,251

Materials 0.1%
Smurfit Kappa Group plc *	2,354	19,436

		228,674

Italy 2.1%

Banks 0.2%
Banca Piccolo Credito Valtellinese Scarl	4,576	29,819
Credito Emiliano S.p.A. *	2,134	13,994

		43,813

Capital Goods 0.4%
C.I.R. S.p.A-Compagnie Industriali Riunite *	9,955	20,827
Danieli & C Officine Meccaniche S.p.A.	1,221	15,005
Impregilo S.p.A.	10,021	30,018
Prysmian S.p.A.	2,717	46,905

		112,755

Consumer Durables & Apparel 0.2%
Geox S.p.A.	2,827	19,367
Indesit Co. S.p.A. *	1,364	16,083
Tod’s S.p.A.	308	20,155

		55,605

Diversified Financials 0.1%
Azimut Holding S.p.A.	2,519	29,100
Banca Generali S.p.A.	1,386	12,966

		42,066

Energy 0.1%
ERG S.p.A.	1,749	22,066

Food, Beverage & Tobacco 0.1%
Davide Campari-Milano S.p.A.	3,322	34,251

Health Care Equipment & Services 0.1%
DiaSorin S.p.A.	484	16,235

Insurance 0.2%
Milano Assicurazioni S.p.A.	7,293	19,457
Societa Cattolica di Assicurazioni S.c.r.l. *	1,232	36,804

		56,261

Materials 0.1%
Italmobiliare S.p.A. *	660	17,573

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	2,541	19,107

Software & Services 0.1%
Tiscali S.p.A. *	73,821	15,384

Transportation 0.1%
Ansaldo STS S.p.A.	1,298	25,065

Utilities 0.3%
ACEA S.p.A.	2,497	25,438
Hera S.p.A.	13,497	30,631
Iride S.p.A.	13,530	23,930

		79,999

		540,180

Japan 13.9%

Automobiles & Components 0.3%
Nissin Kogyo Co., Ltd.	3,300	49,575
TS Tech Co., Ltd.	1,100	18,716

		68,291

Banks 0.9%
Kiyo Holdings, Inc.	33,000	42,705
The Bank of Iwate Ltd.	1,100	62,263
The Chiba Kogyo Bank Ltd. *	4,400	33,026
The Fukui Bank Ltd.	11,000	36,392
The Oita Bank Ltd.	11,000	39,858
The Yachiyo Bank Ltd.	1,100	25,376

		239,620

Capital Goods 3.9%
Aica Kogyo Co., Ltd.	3,300	34,870
Central Glass Co., Ltd.	11,000	50,504
Chudenko Corp.	3,300	41,851
Daifuku Co., Ltd.	5,500	40,725
Furukawa Co., Ltd.	22,000	24,509
Futaba Corp.	2,200	38,472
Hanwa Co., Ltd.	11,000	43,695
Hitachi Zosen Corp. *	22,000	30,946

36 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hoshizaki Electric Co., Ltd.	1,100	15,102
Inaba Denki Sangyo Co., Ltd.	1,100	25,487
Iseki & Co., Ltd. *	11,000	32,060
Iwatani Corp.	11,000	31,565
Komori Corp.	3,300	36,912
Kyowa Exeo Corp.	3,300	28,000
Meidensha Corp.	11,000	48,647
Nachi-Fujikoshi Corp.	11,000	31,070
Nichias Corp. *	11,000	47,656
Noritake Co., Ltd.	11,000	30,327
Noritz Corp.	2,200	31,367
Oiles Corp.	2,200	34,511
Okumura Corp.	11,000	39,734
OSG Corp.	3,300	33,124
Sanwa Holdings Corp.	11,000	32,307
SHO-BOND Holdings Co., Ltd.	1,100	21,241
Sintokogio Ltd.	4,400	31,688
Taikisha Ltd.	2,200	37,085
Toyo Tanso Co., Ltd.	1,100	57,002
Tsubakimoto Chain Co.	11,000	46,914

		997,371

Commercial & Professional Services 0.5%
Daiseki Co., Ltd.	1,100	21,600
Duskin Co., Ltd. *	2,200	40,774
Mitsubishi Pencil Co., Ltd.	2,200	30,476
Park24 Co., Ltd. *	3,300	34,313

		127,163

Consumer Durables & Apparel 1.0%
Foster Electric Co., Ltd.	1,100	27,728
Japan Wool Textile Co., Ltd.	11,000	72,413
Mizuno Corp.	11,000	50,504
Pioneer Corp. *	8,800	31,094
Sangetsu Co., Ltd.	2,200	51,172
Tomy Co., Ltd.	3,300	25,623

		258,534

Consumer Services 0.5%
Accordia Golf Co., Ltd. *	33	34,721
Doutor Nichires Holdings Co., Ltd.	3,300	42,185
Saizeriya Co., Ltd. *	2,200	40,329

		117,235

Diversified Financials 0.6%
Fuyo General Lease Co., Ltd.	1,100	30,624
IBJ Leasing Co., Ltd.	1,100	19,892
Ichiyoshi Securities Co., Ltd.	5,500	36,454
Japan Securities Finance Co., Ltd.	4,400	31,589
Tokai Tokyo Financial Holdings, Inc.	11,000	42,334

		160,893

Food, Beverage & Tobacco 0.6%
Fuji Oil Co., Ltd.	2,200	34,288
Hokuto Corp.	1,100	23,209
Megmilk Snow Brand Co., Ltd. *	3,300	51,841
Morinaga Milk Industry Co., Ltd.	11,000	45,800

		155,138

Health Care Equipment & Services 0.1%
Toho Holdings Co., Ltd.	2,200	29,757

Household & Personal Products 0.3%
Aderans Holdings Co., Ltd.	2,200	26,168
Fancl Corp.	1,100	22,281
Mandom Corp.	1,100	30,822

		79,271

Materials 2.4%
Adeka Corp.	3,300	30,711
Earth Chemical Co., Ltd. *	1,100	32,518
FP Corp.	1,100	51,679
Fujimi, Inc.	1,100	18,605
Kureha Corp.	11,000	51,618
Nifco, Inc.	1,100	24,806
Nippon Light Metal Co., Ltd. *	33,000	37,878
Nippon Soda Co., Ltd.	11,000	42,334
NOF Corp.	11,000	43,076
Sakai Chemical Industry Co., Ltd.	11,000	48,028
Sanyo Special Steel Co., Ltd.	11,000	43,943
Toagosei Co., Ltd.	11,000	42,953
Tokyo Ohka Kogyo Co., Ltd.	2,200	39,190
Toyo Ink Manufacturing Co., Ltd.	11,000	47,409
Yodogawa Steel Works Ltd.	11,000	45,428

		600,176

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
ASKA Pharmaceutical Co., Ltd.	11,000	80,088
Nichi-iko Pharmaceutical Co., Ltd.	1,100	32,443

		112,531

Real Estate 0.1%
Hulic Co., Ltd.	3,300	25,066

Retailing 0.5%
EDION Corp.	3,300	34,795
Gulliver International Co., Ltd.	220	9,358
K’s Holdings Corp.	1,100	32,357
Tsutsumi Jewelry Co., Ltd.	2,200	44,562

		121,072

Semiconductors & Semiconductor Equipment 0.2%
Sanken Electric Co., Ltd.	11,000	38,497

Software & Services 0.4%
eAccess Ltd.	44	35,550
Fuji Soft, Inc.	2,200	36,962
Net One Systems Co., Ltd.	22	23,098

		95,610

Technology Hardware & Equipment 0.6%
HORIBA Ltd.	1,100	29,646
Hosiden Corp.	3,300	39,809
Nichicon Corp.	3,300	36,429
Ryosan Co., Ltd.	1,100	26,106
Ryoyo Electro Corp.	3,300	30,562

		162,552

Transportation 0.6%
Hitachi Transport System, Ltd.	2,200	30,352
Japan Airport Terminal Co., Ltd.	2,200	33,223
Sankyu, Inc.	11,000	52,856
The Sumitomo Warehouse Co., Ltd.	11,000	48,523

		164,954

		3,553,731

See financial notes 37

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Liechtenstein 0.1%

Banks 0.1%
Liechtensteinische Landesbank AG	242	15,734

Luxembourg 0.2%

Commercial & Professional Services 0.1%
Regus plc	15,906	20,268

Real Estate 0.1%
GAGFAH S.A.	1,848	16,988

		37,256

Netherlands 2.7%

Capital Goods 0.7%
Aalberts Industries N.V.	2,233	31,114
Arcadis N.V.	1,034	22,930
Imtech N.V.	1,408	43,090
Koninklijke BAM Groep N.V.	2,607	20,692
Koninklijke Boskalis Westminster N.V.	957	30,868
Wavin N.V.	10,329	20,016

		168,710

Commercial & Professional Services 0.1%
USG People N.V. *	1,408	22,875

Consumer Durables & Apparel 0.1%
Koninklijke Ten Cate N.V.	770	20,228
TomTom N.V. *	1,540	12,062

		32,290

Diversified Financials 0.2%
BinckBank N.V.	1,419	25,523
SNS REAAL N.V. *	3,784	19,303

		44,826

Food & Staples Retailing 0.1%
Sligro Food Group N.V.	682	21,881

Food, Beverage & Tobacco 0.3%
CSM	1,386	36,893
Nutreco Holding N.V.	759	45,068

		81,961

Health Care Equipment & Services 0.1%
Mediq N.V.	1,353	23,182

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Crucell N.V. *	1,727	33,113

Real Estate 0.5%
Eurocommercial Properties N.V.	869	33,253
Nieuwe Steen Investments Funds N.V.	1,111	22,440
VastNed Retail N.V.	440	28,012
Wereldhave N.V.	429	38,716

		122,421

Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V. *	737	17,350

Software & Services 0.1%
Exact Holding	781	19,387
Unit 4 Agresso N.V. *	825	19,799

		39,186

Technology Hardware & Equipment 0.2%
OCE N.V. *	1,925	22,508
TKH Group N.V.	979	18,037

		40,545

Transportation 0.1%
Koninklijke Vopak N.V. *	176	12,973
Smit Internationale N.V.	231	19,624

		32,597

		680,937

New Zealand 0.4%

Consumer Durables & Apparel 0.0%
Fisher & Paykel Appliances Holdings Ltd. *	32,846	13,762

Energy 0.0%
New Zealand Oil & Gas Ltd.	11,033	11,710

Insurance 0.1%
TOWER Ltd.	11,979	15,893

Real Estate 0.1%
Goodman Property Trust	22,539	16,054

Transportation 0.1%
Freightways Ltd.	7,403	15,767
Mainfreight Ltd.	4,466	18,244

		34,011

Utilities 0.1%
Infratil Ltd.	15,807	17,882

		109,312

Norway 1.8%

Banks 0.1%
SpareBank 1 SMN	2,200	19,169
Sparebank 1 SR Bank	2,200	20,100

		39,269

Capital Goods 0.1%
Veidekke A.S.A. *	2,200	17,457

Commercial & Professional Services 0.1%
Tomra Systems A.S.A.	5,500	26,521

Diversified Financials 0.1%
ABG Sundal Collier Holding A.S.A.	11,000	14,238

Energy 0.9%
Aker A.S.A., Class A	1,100	28,475
Det Norske Oljeselskap A.S.A. *	2,200	10,497
DNO International A.S.A. *	22,000	24,194
Fred Olsen Energy A.S.A.	550	19,337
Frontline Ltd.	1,100	29,443
Golar LNG Ltd. *	1,100	12,376
Norwegian Energy Co. *	5,500	16,006
Petroleum Geo-Services A.S.A. *	3,300	41,791
Sevan Marine A.S.A. *	11,000	15,438
Songa Offshore SE *	4,400	21,514
TGS Nopec Geophysical Co. A.S.A. *	1,100	21,049

		240,120

38 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 0.2%
Cermaq A.S.A. *	2,200	24,567
Marine Harvest A.S.A. *	44,000	38,413

		62,980

Media 0.1%
Schibsted A.S.A. *	1,100	27,172

Real Estate 0.1%
Norwegian Property A.S.A. *	11,000	21,217

Software & Services 0.1%
Atea A.S.A.	2,200	18,127

		467,101

Peru 0.1%

Materials 0.1%
Hochschild Mining plc	3,278	12,975

Portugal 0.5%

Capital Goods 0.3%
Mota-Engil, SGPS, S.A.	5,654	24,329
Sonae	27,797	30,917
Teixeira Duarte - Engenharia Construcoes S.A. *	18,997	21,699

		76,945

Materials 0.1%
Portucel-Empresa Produtora de Pasta e Papel S.A.	7,865	19,749
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.	1,870	18,040

		37,789

Utilities 0.1%
Redes Energeticas Nacionais S.A.	3,927	15,810

		130,544

Republic of Korea 2.8%

Banks 0.7%
KB Financial Group, Inc. ADR *	2,200	92,114
Shinhan Financial Group Co., Ltd. ADR *	1,100	79,970

		172,084

Materials 0.5%
POSCO ADR	1,100	127,006

Semiconductors & Semiconductor Equipment 0.2%
Samsung Electronics Co., Ltd. GDR Reg’d	143	45,688

Technology Hardware & Equipment 0.3%
LG Display Co., Ltd. ADR *	5,500	82,720

Telecommunication Services 0.6%
KT Corp. ADR	4,400	84,392
SK Telecom Co., Ltd. ADR	4,400	73,392

		157,784

Utilities 0.5%
Korea Electric Power Corp. ADR *	8,800	141,944

		727,226

Singapore 1.3%

Consumer Services 0.1%
Raffles Education Corp., Ltd.	121,000	33,140

Energy 0.2%
Ezra Holdings Ltd.	22,000	35,057
Straits Asia Resources Ltd.	11,000	15,807

		50,864

Food, Beverage & Tobacco 0.1%
Indofood Agri Resources Ltd. *	11,000	16,668

Materials 0.1%
OM Holdings Ltd.	13,772	20,843

Real Estate 0.6%
Ascendas Real Estate Investment Trust	33,000	45,308
CDL Hospitality Trusts	22,000	26,450
Mapletree Logistics Trust	55,000	30,910
Suntec Real Estate Investment Trust	55,000	50,864

		153,532

Transportation 0.1%
Singapore Airport Terminal Services Ltd.	22,000	40,848

Utilities 0.1%
Hyflux Ltd.	11,000	27,545

		343,440

South Africa 0.2%

Materials 0.2%
Aquarius Platinum Ltd. *	9,130	50,469
Great Basin Gold Ltd. *	6,600	10,740

		61,209

Spain 2.0%

Banks 0.1%
Banco Pastor S.A.	3,102	19,262

Capital Goods 0.3%
Abengoa S.A.	880	22,301
Construcciones y Auxiliar de Ferrocarriles S.A.	66	37,109
Obrascon Huarte Lain S.A.	1,474	32,708

		92,118

Commercial & Professional Services 0.1%
Prosegur, Compania de Seguridad S.A.	594	26,183

Consumer Services 0.1%
NH Hoteles S.A. *	5,324	23,759
Sol Melia S.A.	1,903	13,764

		37,523

Diversified Financials 0.2%
Bolsas y Mercados Espanoles S.A.	1,606	42,377

Energy 0.1%
Tecnicas Reunidas S.A.	330	18,600

Food, Beverage & Tobacco 0.3%
Ebro Puleva S.A.	2,244	44,313
Viscofan S.A.	1,199	29,878

		74,191

See financial notes 39

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 0.1%
Grupo Catalana Occidente S.A.	1,254	25,721

Materials 0.1%
Grupo Empresarial Ence S.A. *	4,312	15,565
Tubacex S.A.	4,081	14,953

		30,518

Media 0.1%
Antena 3 de Television S.A.	1,749	17,448

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Almirall S.A.	1,111	14,949
Faes Farma S.A.	4,191	21,677
Zeltia S.A. *	4,829	25,504

		62,130

Transportation 0.2%
Iberia Lineas Aereas de Espana S.A. *	13,695	41,435

Utilities 0.1%
Sociedad General de Aguas de Barcelona S.A., Class A	880	23,899

		511,405

Sweden 4.2%

Capital Goods 0.6%
Cardo AB	616	19,401
Hexagon AB, B Shares	2,937	39,541
Lindab International AB	1,859	16,206
NCC AB, B Shares	1,353	22,020
Peab AB	3,938	22,923
Saab AB, B Shares	1,034	14,066
Trelleborg AB, B Shares *	4,543	29,383

		163,540

Commercial & Professional Services 0.2%
Intrum Justitia AB	1,342	17,360
Loomis AB, B Shares	2,035	24,750
Niscayah Group AB	9,801	19,706

		61,816

Consumer Durables & Apparel 0.2%
Husqvarna AB, A Shares *	3,740	22,507
JM AB *	1,144	18,417

		40,924

Consumer Services 0.2%
Betsson AB *	1,144	18,619
Rezidor Hotel Group AB *	4,477	15,737
SkiStar AB	913	15,886

		50,242

Diversified Financials 0.7%
Avanza Bank Holding AB	814	20,487
Investment AB Oresund	1,155	21,558
Kinnevik Investment AB, B Shares	3,597	58,921
L.E. Lundbergforetagen AB, B Shares	418	20,512
Ratos AB, B Shares	2,068	62,806

		184,284

Energy 0.1%
Lundin Petroleum AB *	4,719	35,929

Food & Staples Retailing 0.2%
Axfood AB	847	26,676
Hakon Invest AB	1,815	31,262

		57,938

Food, Beverage & Tobacco 0.1%
AarhusKarlshamn AB	979	26,154

Health Care Equipment & Services 0.5%
Elekta AB, B Shares	1,089	27,561
Getinge AB, B Shares	3,894	90,011

		117,572

Materials 0.1%
Billerud AB *	2,222	15,699
Hoganas AB, B Shares	825	19,430

		35,129

Media 0.3%
Eniro AB *	3,740	12,989
Modern Times Group, B Shares	1,023	56,312

		69,301

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Meda AB, A Shares	4,356	48,845

Real Estate 0.6%
Castellum AB	3,322	33,046
Fabege AB	3,905	25,422
Hufvudstaden AB, A Shares	2,332	18,854
Kungsleden AB	3,377	23,741
Wallenstam AB, B Shares	1,056	18,708
Wihlborgs Fastigheter AB	1,089	22,049

		141,820

Retailing 0.1%
Clas Ohlson AB, B Shares	737	14,249
Mekonomen AB	814	16,996

		31,245

Technology Hardware & Equipment 0.1%
Axis Communications AB	1,353	19,262

		1,084,001

Switzerland 5.1%

Automobiles & Components 0.1%
Rieter Holding AG Reg’d *	99	24,547

Banks 0.5%
Banque Cantonale Vaudoise Reg’d	66	29,438
Basler Kantonalbank	198	22,701
St Galler Kantonalbank AG Reg’d	44	20,138
Valiant Holding AG Reg’d	330	62,690

		134,967

Capital Goods 1.0%
Belimo Holding AG Reg’d	22	23,665
Bobst Group AG Reg’d *	495	17,188
Bucher Industries AG Reg’d	253	29,951
Georg Fischer AG Reg’d *	99	29,992
Huber & Suhner AG Reg’d	495	19,448
Implenia AG Reg’d *	715	19,061
Kaba Holding AG B Shares Reg’d	110	26,608
Meyer Burger Technology AG *	440	9,392
Schweiter Technologies AG	44	21,594

40 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sulzer AG Reg’d	594	53,154
Von Roll Holding AG	2,508	14,845

		264,898

Consumer Durables & Apparel 0.2%
Forbo Holding AG Reg’d *	66	22,563
Metall Zug AG, B Shares Reg’d	11	26,762
Schulthess Group Reg’d	308	13,608

		62,933

Consumer Services 0.1%
Kuoni Reisen Holding AG Reg’d	55	19,482
Orascom Development Holding AG *	242	16,557

		36,039

Diversified Financials 0.3%
Bank Sarasin & Cie AG B Shares Reg’d *	792	26,208
Partners Group Holding AG	99	12,532
Swissquote Group Holding S.A. Reg’d	363	16,918
Vontobel Holding AG Reg’d	726	21,622

		77,280

Food, Beverage & Tobacco 0.3%
Aryzta AG	1,540	57,779
Barry Callebaut AG Reg’d *	44	26,474

		84,253

Health Care Equipment & Services 0.1%
Galenica AG Reg’d	99	37,259

Insurance 0.2%
Helvetia Holding AG Reg’d	121	38,461

Materials 0.5%
Clariant AG Reg’d *	4,081	44,279
Ems-Chemie Holding AG Reg’d	297	36,821
Ferrexpo plc	4,928	21,157
Sika AG	11	15,421

		117,678

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Acino Holding AG Reg’d	110	16,816
Tecan Group AG Reg’d	231	16,042

		32,858

Real Estate 0.7%
Allreal Holding AG Reg’d	187	21,789
Intershop Holdings AG	66	18,626
Mobimo Holding AG Reg’d *	143	24,526
PSP Swiss Property AG Reg’d *	935	55,561
Swiss Prime Site AG Reg’d *	803	46,258

		166,760

Retailing 0.2%
Dufry Group Reg’d *	319	21,394
Valora Holding AG Reg’d	110	24,701

		46,095

Software & Services 0.1%
Temenos Group AG Reg’d *	968	24,363

Technology Hardware & Equipment 0.4%
Ascom Holding AG Reg’d *	1,496	14,921
Kudelski S.A.	1,012	26,998
Logitech International S.A. Reg’d *	3,267	50,369

		92,288

Transportation 0.2%
Flughafen Zuerich AG Reg’d	55	16,406
Panalpina Welttransport Holding AG Reg’d	352	23,624

		40,030

Utilities 0.1%
Romande Energie Holding S.A. Reg’d	11	18,805

		1,299,514

United Kingdom 16.4%

Automobiles & Components 0.2%
GKN plc *	29,788	51,063

Banks 0.1%
Paragon Group of Cos. plc	7,568	15,497

Capital Goods 2.3%
Ashtead Group plc	13,178	17,023
Balfour Beatty plc	12,925	54,289
Bodycote plc	6,424	17,467
Carillion plc	7,788	33,589
Chemring Group plc	638	32,237
Chloride Group plc	7,106	19,981
Cookson Group plc *	5,467	38,286
Fenner plc	4,741	13,476
IMI plc	5,170	44,470
Keller Group plc	1,881	18,957
Kier Group plc	1,078	16,444
Meggitt plc	12,232	51,657
Melrose plc	9,625	25,511
Morgan Crucible Co. plc	7,216	18,950
Qinetiq Group plc	13,519	25,953
Senior plc	12,408	14,829
SIG plc *	14,938	26,062
Spirax-Sarco Engineering plc	1,397	27,010
The Weir Group plc	3,476	41,329
Travis Perkins plc *	3,861	39,324
Ultra Electronics Holdings plc	1,265	25,537

		602,381

Commercial & Professional Services 2.0%
Aggreko plc	4,521	67,107
Babcock International Group plc	4,477	35,885
Connaught plc	3,707	16,993
De La Rue plc	2,024	28,826
Homeserve plc	1,188	30,746
Intertek Group plc	2,739	53,457
ITE Group plc	7,150	14,722
Michael Page International plc	6,402	36,169
Mitie Group plc	7,744	26,680
Mouchel Group plc	3,850	12,353
RPS Group plc	5,830	15,976
Serco Group plc	8,635	72,763
Shanks Group plc	9,966	17,721
The Davis Service Group plc	3,949	24,408
VT Group plc	3,597	36,553
WS Atkins plc	2,541	22,301

		512,660

Consumer Durables & Apparel 0.8%
Barratt Developments plc *	19,272	33,389
Bellway plc	2,475	25,057

See financial notes 41

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Bovis Homes Group plc *	3,322	18,454
Pace plc	6,160	16,411
Persimmon plc *	5,786	34,362
Redrow plc *	8,129	16,583
Taylor Wimpey plc *	63,052	34,173
The Berkeley Group Holdings plc *	2,706	30,568

		208,997

Consumer Services 0.9%
Dignity plc	1,551	15,927
Domino’s Pizza UK & IRL plc	2,695	13,786
Enterprise Inns plc *	12,199	18,850
Greene King plc	4,444	29,193
J.D. Wetherspoon plc *	3,069	21,002
Marston’s plc	15,103	20,785
Millennium & Copthorne Hotels plc	3,597	22,928
Mitchells & Butlers plc *	7,898	34,088
Punch Taverns plc *	15,950	18,661
Rank Group plc *	11,154	17,405
Restaurant Group plc	4,532	14,241

		226,866

Diversified Financials 1.4%
Aberdeen Asset Management plc	21,461	37,508
Ashmore Group plc	4,356	15,584
BlueBay Asset Management plc	2,871	16,224
Close Brothers Group plc	2,805	28,803
F&C Asset Management plc	15,323	12,935
Hargreaves Lansdown plc	979	4,792
Henderson Group plc	11,880	22,698
IG Group Holdings plc	6,699	39,438
Intermediate Capital Group plc	8,316	30,689
International Personal Finance	5,874	17,840
Investec plc	8,492	57,518
London Stock Exchange Group plc	3,707	37,530
Rathbone Brothers	1,386	17,260
Tullett Prebon plc	4,565	19,855

		358,674

Energy 1.2%
Acergy S.A.	2,200	36,254
Dana Petroleum plc *	1,837	30,651
Heritage Oil plc *	3,146	22,405
Hunting plc	3,025	27,056
JKX Oil & Gas plc	3,740	14,309
John Wood Group plc	6,831	37,407
Premier Oil plc *	2,145	35,856
Salamander Energy plc *	4,048	15,413
SOCO International plc *	1,452	33,909
Subsea 7, Inc. *	2,200	40,461
Wellstream Holdings plc	2,585	19,677

		313,398

Food, Beverage & Tobacco 0.3%
Britvic plc	4,048	26,259
Dairy Crest Group plc	3,168	17,387
Premier Foods plc *	55,033	29,072

		72,718

Health Care Equipment & Services 0.2%
Southern Cross Healthcare Ltd. *	5,159	11,860
SSL International plc	3,036	34,156

		46,016

Household & Personal Products 0.1%
McBride plc	3,993	14,590
PZ Cussons plc	3,883	17,007

		31,597

Insurance 0.9%
Amlin plc	8,778	52,759
Beazley plc	13,519	23,216
Brit Insurance Holdings N.V.	1,927	22,589
Catlin Group Ltd.	6,875	36,287
Hiscox Ltd.	7,150	38,708
Jardine Lloyd Thompson Group plc	2,904	21,858
Lancashire Holdings Ltd.	3,597	26,285
St James’s Place plc	3,311	12,894

		234,596

Materials 0.7%
Croda International plc	2,002	27,431
DS Smith plc	9,614	17,007
Filtrona plc	6,204	17,662
Mondi plc	6,985	40,473
Petropavlovsk plc	3,322	47,742
Victrex plc	1,650	21,854

		172,169

Media 0.5%
Informa plc	10,802	55,173
Rightmove plc	2,255	21,800
Trinity Mirror plc *	6,622	13,317
Yell Group plc *	53,152	32,036

		122,326

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
BTG plc *	6,083	16,669
Genus plc	1,562	16,515
Hikma Pharmaceuticals plc	2,464	20,632

		53,816

Real Estate 0.7%
Atrium European Real Estate Ltd.	4,015	25,588
Big Yellow Group plc *	3,366	16,280
Derwent London plc	1,518	29,927
Grainger plc	7,139	13,868
Great Portland Estates plc	5,929	25,373
Helical Bar plc	2,871	13,659
Savills plc	3,608	17,116
Shaftesbury plc	4,070	23,279
Unite Group plc *	3,839	16,984

		182,074

Retailing 1.0%
Carpetright plc	1,045	14,819
Debenhams plc *	26,268	25,094
DSG International plc *	72,534	33,879
Galiform plc *	14,542	18,043
Game Group plc	12,144	15,160
Halfords Group plc	4,169	28,821
HMV Group plc	13,123	13,785
Inchcape plc *	91,938	35,622
Kesa Electricals plc	12,397	21,610
Mothercare plc	2,057	20,324
N Brown Group plc	5,357	17,583
WH Smith plc	3,443	24,054

		268,794

42 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 0.3%
ARM Holdings plc	18,436	57,201
CSR plc *	3,069	22,193

		79,394

Software & Services 0.7%
Aveva Group plc	1,441	22,596
Dimension Data Holdings plc	29,678	39,873
Fidessa Group plc	913	19,320
Micro Focus International plc	3,938	28,303
Misys plc *	9,746	33,799
Telecity Group plc *	3,311	18,802
Xchanging plc	6,094	17,071

		179,764

Technology Hardware & Equipment 0.7%
Electrocomponents plc	9,207	25,987
Halma plc	7,348	27,877
Laird plc	7,667	14,905
Premier Farnell plc	8,239	22,991
Rotork plc	1,606	31,736
Spectris plc	2,420	29,032
Spirent Communications plc	11,891	18,845

		171,373

Transportation 0.9%
Arriva plc	3,751	29,238
BBA Aviation plc	6,303	16,034
easyJet plc *	5,412	34,119
FirstGroup plc	8,360	45,258
Forth Ports plc	990	16,082
Go-Ahead Group plc	880	18,193
National Express Group plc	10,472	32,363
Stagecoach Group plc	12,914	34,386

		225,673

Utilities 0.3%
Northumbrian Water Group plc	6,347	26,640
Pennon Group plc	5,841	46,640

		73,280

		4,203,126

United States 0.4%

Health Care Equipment & Services 0.2%
SXC Health Solutions Corp. *	1,100	54,909

Materials 0.2%
Gerdau Ameristeel Corp.	3,300	23,167
Golden Star Resources Ltd. *	4,400	13,654
Jaguar Mining, Inc. *	2,200	20,690

		57,511

		112,420

Total Common Stock (Cost $25,930,525)		25,334,142

Other Investment Companies 0.6% of net assets

Guernsey 0.0%
FCPT Ltd.	7,854	11,234

Luxembourg 0.1%
ProLogis European Properties *	3,861	26,266

Switzerland 0.2%
BB Biotech AG	429	29,492
Schroder ImmoPLUS	33	29,591

		59,083

United States 0.3%
State Street Institutional Liquid Reserves Fund	70,875	70,875

Total Other Investment Companies (Cost $167,834)		167,458

Preferred Stock 0.2% of net assets

Germany 0.2%
Fuchs Petrolub AG	187	16,483
Hugo Boss AG	418	14,204
ProSiebenSat.1 Media AG	1,683	24,714

		55,401

Total Preferred Stock (Cost $53,242)		55,401

End of Investments

At 2/28/10, the tax basis cost of the fund’s investments was $26,151,601 and the unrealized appreciation and depreciation were $410,246 and ($1,004,846), respectively, with a net unrealized depreciation of ($594,600).

*	Non-income producing security.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
Reg’d —	Registered

See financial notes 43

 Schwab International Small-Cap Equity ETF

Statement of
Assets and Liabilities
As of February 28, 2010 (unaudited)

Assets
Investments, at value (cost $26,151,601)		$25,557,001
Foreign currency, at value (cost $1,107)		1,108
Receivables:
Dividends		13,172
Foreign tax reclaims		155
Interest	+	14

Total assets		25,571,450

Liabilities
Payables:
Investment adviser and administrator fees		860

Total liabilities		860

Net Assets
Total assets		25,571,450
Total liabilities	—	860

Net assets		$25,570,590
Net Assets by Source
Capital received from investors		26,201,413
Net investment income not yet distributed		13,140
Net realized capital losses		(49,257)
Net unrealized capital losses		(594,706)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$25,570,590		1,100,001		$23.25

44 See financial notes

 Schwab International Small-Cap Equity ETF

Statement of
Operations
For January 13, 2010* through February 28, 2010 (unaudited)

Investment Income
Dividends (net of foreign withholding tax of $1,908)		$20,134
Interest	+	28

Total investment income		20,162

Expenses
Investment adviser and administrator fees		7,022

Total expenses		7,022

Net investment income		13,140

Realized and Unrealized Gains (Losses)
Net realized losses on investments		(42,492)
Net realized losses on foreign currency transactions	+	(6,765)

Net realized losses		(49,257)
Net unrealized losses on investments		(594,600)
Net unrealized losses on foreign currency translations	+	(106)

Net unrealized losses	+	(594,706)

Net realized and unrealized losses		(643,963)

Net decrease in net assets resulting from operations		$(630,823)

*	Commencement of operations.

See financial notes 45

 Schwab International Small-Cap Equity ETF

Statements of
Changes in Net Assets
For the current period only. Because the fund commenced operations on January 13, 2010, it has no prior report period.
Figures for the current period are unaudited.

Operations

		1/13/10*-02/28/10
Net investment income		$13,140
Net realized losses		(49,257)
Net unrealized losses	+	(594,706)

Net decrease in net assets resulting from operations		$(630,823)

Transactions in Fund Shares

		1/13/10*-02/28/10
		SHARES	VALUE
Shares Sold		1,100,001	$26,201,413
Shares Redeemed	+	—	—

Net transactions in fund shares		1,100,001	$26,201,413

Shares Outstanding and Net Assets

		1/13/10*-02/28/10
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	1,100,001	25,570,590

End of period		1,100,001	$25,570,590

Net investment income not yet distributed			$13,140

*	Commencement of operations.

46 See financial notes

Schwab Emerging Markets Equity ETF tm

Financial Statements

Financial Highlights

	1/13/10[1]–
	2/28/10*

Per-Share Data ($)

Net asset value at beginning of period	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gains (losses)	(1.88)

Total from investment operations	(1.87)

Net asset value at end of period	23.13

Total return (%)	(7.48)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	[3]
Gross operating expenses	0.35	[3]
Net investment income (loss)	7.33	[3]
Portfolio turnover rate[4]	1	[2]
Net assets, end of period ($ x 1,000)	41,636

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in kind creations or redemptions.

See financial notes 47

 Schwab Emerging Markets Equity ETF

Portfolio Holdings as of February 28, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.

		Cost	Value
Holdings by Category		($)	($)

85.8%	Common Stock	36,977,246	35,741,108
3.3%	Other Investment Company	1,375,621	1,375,621
10.8%	Preferred Stock	4,530,341	4,492,370

99.9%	Total Investments	42,883,208	41,609,099
0.1%	Other Assets and Liabilities, Net		26,836

100.0%	Net Assets		41,635,935

	Number	Value
Security	of Shares	($)

Common Stock 85.8% of net assets

Brazil 8.4%

Banks 0.6%
Banco do Brasil S.A.	10,800	177,732
Banco Santander Brasil S.A.	7,200	85,134

		262,866

Capital Goods 0.3%
Empresa Brasileira de Aeronautica S.A. *	10,800	58,567
Weg S.A.	5,400	52,716

		111,283

Consumer Durables & Apparel 0.1%
Cyrela Brazil Realty S.A.	3,600	44,876

Diversified Financials 0.5%
BM&F BOVESPA S.A.	28,800	188,497

Energy 1.9%
OGX Petroleo e Gas Participacoes S.A.	9,000	78,358
Petroleo Brasileiro S.A.	34,200	731,642

		810,000

Food, Beverage & Tobacco 0.9%
BRF - Brasil Foods S.A. *	5,400	131,642
Companhia de Bebidas das Americas	500	41,219
Cosan S.A. Industria e Comercio *	1,800	23,423
JBS S.A.	23,400	117,453
Souza Cruz S.A.	1,800	61,512

		375,249

Household & Personal Products 0.4%
Hypermarcas S.A. *	1,800	21,463
Natura Cosmeticos S.A.	7,200	132,537

		154,000

Insurance 0.0%
Porto Seguro S.A. *	1,800	17,960

Materials 2.3%
Companhia Siderurgica Nacional S.A.	7,500	245,232
Gerdau S.A.	1,800	19,960
Usinas Siderurgicas de Minas Gerais S.A.	1,800	50,946
Vale S.A.	23,400	652,587

		968,725

Software & Services 0.4%
Cielo S.A.	7,200	56,318
Redecard S.A.	7,200	104,677

		160,995

Telecommunication Services 0.1%
Tele Norte Leste Participacoes S.A.	1,800	37,314
Tim Participacoes S.A. *	5,400	21,940

		59,254

Transportation 0.5%
All America Latina Logistica S.A.	9,000	80,199
Companhia de Concessoes Rodoviarias	5,400	113,881

		194,080

Utilities 0.4%
Companhia de Saneamento Basico do Estado de Sao Paulo *	1,800	30,199
CPFL Energia S.A.	1,800	36,955
EDP - Energias do Brasil S.A.	1,800	35,075
Light S.A.	1,800	26,517
Tractebel Energia S.A.	3,600	41,214

		169,960

		3,517,745

Chile 1.7%

Banks 0.2%
Banco de Chile	431,910	43,400
Banco Santander Chile S.A.	667,782	41,020
Corpbanca S.A.	2,270,772	19,158

		103,578

Capital Goods 0.3%
Empresas Copec S.A.	6,696	105,623

Food & Staples Retailing 0.1%
Cencosud S.A.	9,000	34,637

Materials 0.3%
Cap S.A.	1,728	54,056
Sociedad Quimica y Minera de Chile S.A., B Shares	1,674	61,571

		115,627

Retailing 0.2%
S.A.C.I. Falabella S.A.	13,014	73,527

Telecommunication Services 0.0%
Empresa Nacional de Telecomunicaciones S.A.	1,458	20,594

Transportation 0.1%
Lan Airlines S.A.	1,548	27,059

Utilities 0.5%
AES Gener S.A.	40,284	18,933
Colbun S.A.	105,138	28,305

48 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Empresa Nacional de Electricidad S.A.	56,970	93,753
Enersis S.A.	171,648	74,166

		215,157

		695,802

China 12.0%

Automobiles & Components 0.1%
Dongfeng Motor Group Co., Ltd., H Shares	36,000	52,307

Banks 4.3%
Bank of China Ltd., H Shares	774,000	374,869
Bank of Communications Co., Ltd., H Shares	126,000	138,118
China CITIC Bank Corp., Ltd., H Shares	144,000	96,268
China Construction Bank Corp., H Shares	684,000	516,303
China Merchants Bank Co., Ltd., H Shares	54,000	132,994
China Minsheng Banking Corp., Ltd., H Shares *	54,000	56,203
Industrial & Commercial Bank of China Ltd., H Shares	648,000	458,245

		1,773,000

Capital Goods 0.8%
China Communications Construction Co., Ltd., H Shares	72,000	67,332
China International Marine Containers (Group) Co., Ltd., B Shares	27,000	37,909
China National Materials Co., Ltd., H Shares	36,000	22,629
China Railway Construction Corp., Ltd., H Shares	36,000	47,207
China Railway Group Ltd., H Shares *	72,000	53,513
China South Locomotive & Rolling Stock Corp., Ltd., H Shares	36,000	25,273
Metallurgical Corp. of China Ltd., H Shares *	54,000	30,814
Shanghai Zhenhua Heavy Industry Co., Ltd., B Shares	34,200	25,889

		310,566

Energy 2.4%
China Coal Energy Co., H Shares	54,000	85,834
China Oilfield Services Ltd., H Shares	36,000	49,339
China Petroleum & Chemical Corp., H Shares	252,000	197,683
China Shenhua Energy Co., Ltd., H Shares	45,000	193,022
Inner Mongolia Yitai Coal Co., Ltd., B Shares	5,400	49,669
PetroChina Co., Ltd., H Shares	324,000	360,587
Yanzhou Coal Mining Co., Ltd., H Shares	36,000	76,421

		1,012,555

Health Care Equipment & Services 0.2%
Sinopharm Medicine Holdings Co., Ltd., H Shares *	14,400	64,828

Insurance 2.0%
China Life Insurance Co., Ltd., H Shares	108,000	478,556
China Pacific Insurance (Group) Co., Ltd., H Shares *	14,400	58,707
PICC Property & Casualty Co., Ltd., H Shares *	72,000	65,106
Ping An Insurance (Group) Co., of China Ltd., H Shares	27,000	205,195

		807,564

Materials 0.8%
Aluminum Corp. of China Ltd., H Shares *	72,000	69,558
Angang Steel Co., Ltd., H Shares	36,000	65,941
China Bluechemical Ltd., H Shares	36,000	23,093
China National Building Material Co., Ltd., H Shares	36,000	61,860
Jiangxi Copper Co., Ltd., H Shares	18,000	36,494
Maanshan Iron & Steel Co., Ltd., H Shares *	36,000	21,609
Zijin Mining Group Co., Ltd., H Shares	72,000	61,303

		339,858

Real Estate 0.3%
China Vanke Co., Ltd., B Shares	30,600	32,676
Guangzhou R&F Properties Co., Ltd., H Shares	14,400	21,368
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., B Shares	14,400	26,251
Sino-Ocean Land Holdings Ltd.	63,000	55,588

		135,883

Technology Hardware & Equipment 0.2%
BYD Co., Ltd., H Shares *	9,000	70,022
ZTE Corp., H Shares	3,600	22,235

		92,257

Telecommunication Services 0.3%
China Telecom Corp., Ltd., H Shares	288,000	126,131

Transportation 0.5%
Air China Ltd., H Shares *(a)	36,000	31,393
China COSCO Holdings Co., Ltd., H Shares	45,000	56,052
China Shipping Container Lines Co., Ltd., H Shares *	90,000	35,822
China Shipping Development Co., Ltd., H Shares	36,000	61,118
Zhejiang Expressway Co., Ltd., H Shares	36,000	32,646

		217,031

Utilities 0.1%
China Longyuan Power Group Corp., H Shares *	18,000	21,957
Datang International Power Generation Co., Ltd., H Shares	72,000	32,553

		54,510

		4,986,490

See financial notes 49

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Colombia 0.6%

Banks 0.3%
Bancolombia S.A. ADR	2,592	120,217

Energy 0.3%
Ecopetrol S.A. ADR	5,436	146,283

		266,500

Czech Republic 0.7%

Banks 0.1%
Komercni Banka A/S	288	56,812

Materials 0.1%
Unipetrol A/S *	3,600	25,660

Telecommunication Services 0.1%
Telefonica O2 Czech Republic A/S	1,746	41,239

Utilities 0.4%
CEZ A/S	3,348	153,240

		276,951

Egypt 0.6%

Banks 0.2%
Commercial International Bank GDR	6,552	74,693

Capital Goods 0.3%
Orascom Construction Industries GDR	2,412	102,872

Telecommunication Services 0.1%
Orascom Telecom Holding SAE GDR - Reg’d	11,514	61,254

		238,819

Hong Kong 5.4%

Automobiles & Components 0.2%
Denway Motors Ltd.	108,000	60,098

Capital Goods 0.4%
Beijing Enterprises Holdings Ltd.	9,000	56,516
Citic Pacific Ltd.	18,000	40,065
Shanghai Industrial Holdings Ltd.	18,000	77,325

		173,906

Energy 0.7%
CNOOC Ltd.	162,000	254,164
CNPC Hong Kong Ltd.	36,000	45,444

		299,608

Food, Beverage & Tobacco 0.1%
China Agri-Industries Holdings Ltd.	18,000	25,875
China Foods Ltd.	36,000	31,626

		57,501

Insurance 0.1%
China Taiping Insurance Holdings Co., Ltd. *	18,000	55,762

Materials 0.1%
Sinofert Holdings Ltd.	72,000	40,158

Real Estate 0.6%
China Overseas Land & Investment Ltd.	72,000	145,793
China Resources Land Ltd.	36,000	74,751
Yuexiu Property Co., Ltd.	108,000	27,962

		248,506

Retailing 0.3%
China Resources Enterprise Ltd.	36,000	126,363

Telecommunication Services 2.2%
China Mobile Ltd.	72,000	710,415
China Unicom (Hong Kong) Ltd.	180,000	215,628

		926,043

Transportation 0.5%
China Merchants Holdings International Co., Ltd.	36,000	129,377
Cosco Pacific Ltd.	36,000	55,832

		185,209

Utilities 0.2%
China Resources Power Holdings Co., Ltd.	36,000	71,134

		2,244,288

Hungary 0.7%

Banks 0.3%
OTP Bank Nyrt. plc *	4,464	123,185

Energy 0.2%
MOL Hungarian Oil and Gas Nyrt. *	1,188	107,072

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Richter Gedeon Nyrt.	216	45,049

Telecommunication Services 0.1%
Magyar Telekom Telecommunications plc	10,008	36,282

		311,588

India 11.2%

Automobiles & Components 0.4%
Bajaj Auto Ltd.	1,566	61,550
Bharat Forge Ltd.	2,880	15,335
Hero Honda Motors Ltd.	1,278	49,839
Mahindra & Mahindra Ltd.	1,512	33,136
Maruti Suzuki India Ltd.	192	6,106

		165,966

Banks 1.8%
Axis Bank Ltd.	4,428	107,860
Bank of Baroda	1,926	24,313
Canara Bank Ltd.	3,402	29,072
HDFC Bank Ltd.	3,042	112,760
Housing Development Finance Corp., Ltd.	3,042	165,253
ICICI Bank Ltd.	7,938	149,618
Oriental Bank of Commerce	3,798	22,571
State Bank of India	2,070	88,358
Union Bank of India Ltd.	4,860	27,059

		726,864

Capital Goods 1.4%
ABB Ltd.	1,638	28,315
Adani Enterprises Ltd.	2,988	31,523
Aditya Birla Nuvo Ltd.	1,314	24,026

50 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Bharat Heavy Electricals Ltd.	2,016	103,194
Crompton Greaves Ltd.	2,844	25,692
Jaiprakash Associates Ltd.	22,194	63,759
Larsen & Toubro Ltd.	6,174	211,580
Punj Lloyd Ltd.	4,500	17,100
Siemens India Ltd.	2,502	37,393
Suzlon Energy Ltd. *	11,826	18,481
Tata Motors Ltd.	2,376	36,876

		597,939

Diversified Financials 0.3%
Bajaj Holdings & Investment Ltd.	1,584	20,437
Infrastructure Development Finance Co., Ltd.	15,426	53,650
Kotak Mahindra Bank Ltd.	2,142	34,236
Reliance Capital Ltd.	1,818	30,942

		139,265

Energy 1.8%
Bharat Petroleum Corp., Ltd.	1,944	23,606
Cairn India Ltd. *	5,760	33,294
Essar Oil Ltd. *	16,956	48,214
Hindustan Petroleum Corp., Ltd.	3,330	24,849
Indian Oil Corp., Ltd.	3,438	23,564
Oil & Natural Gas Corp., Ltd.	3,942	95,718
Reliance Industries Ltd.	21,852	464,151
The Great Eastern Shipping Co., Ltd.	3,186	18,140

		731,536

Food, Beverage & Tobacco 0.6%
ITC Ltd.	38,394	194,447
Nestle India Ltd.	468	26,605
United Spirits Ltd.	1,080	31,127

		252,179

Household & Personal Products 0.2%
Colgate-Palmolive (India) Ltd.	1,422	21,317
Hindustan Unilever Ltd.	13,590	69,844

		91,161

Materials 1.2%
Hindalco Industries Ltd.	21,474	75,663
Jindal Steel & Power Ltd.	5,706	78,415
JSW Steel Ltd.	2,142	49,532
Sesa Goa Ltd.	5,904	51,670
Steel Authority of India Ltd.	9,198	43,322
Sterlite Industries (India) Ltd.	4,410	74,704
Tata Chemicals Ltd.	3,438	21,476
Tata Steel Ltd.	7,866	98,033

		492,815

Media 0.1%
Zee Entertainment Enterprises Ltd.	3,942	20,948

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Cipla Ltd.	8,640	59,443
Dr. Reddys Laboratories Ltd.	1,296	31,994
Lupin Ltd.	1,044	34,011
Piramal Healthcare Ltd.	2,880	24,799
Sun Pharmaceutical Industries Ltd.	918	30,683

		180,930

Real Estate 0.3%
DLF Ltd.	7,488	47,343
Housing Development & Infrastructure Ltd. *	3,996	25,685
Unitech Ltd.	25,740	40,057

		113,085

Software & Services 1.5%
HCL Technologies Ltd.	3,528	27,999
Infosys Technologies Ltd.	7,938	447,648
Mphasis Ltd.	1,836	26,478
Tata Consultancy Services Ltd.	4,392	72,417
Wipro Ltd.	4,338	63,355

		637,897

Telecommunication Services 0.5%
Bharti Airtel Ltd.	21,888	132,643
Idea Cellular Ltd. *	26,694	35,376
Reliance Communications Ltd.	13,788	46,832

		214,851

Utilities 0.7%
Adani Power Ltd. *	7,416	16,568
GAIL India Ltd.	5,976	51,717
GMR Infrastructure Ltd. *	16,812	19,837
National Hydroelectric Power Corp Ltd. *	24,678	17,075
NTPC Ltd.	8,514	37,487
Power Grid Corp. of India Ltd.	9,288	21,666
Reliance Infrastructure Ltd.	1,908	41,653
Reliance Natural Resources Ltd. *	20,790	27,394
Reliance Power Ltd. *	8,604	25,753
Tata Power Co., Ltd.	1,746	45,974

		305,124

		4,670,560

Indonesia 2.1%

Automobiles & Components 0.4%
PT Astra International Tbk	45,000	174,746

Banks 0.4%
PT Bank Central Asia Tbk	171,000	89,301
PT Bank Mandiri Tbk	63,000	30,201
PT Bank Rakyat Indonesia	90,000	68,934

		188,436

Capital Goods 0.2%
PT United Tractors Tbk	36,000	66,138

Energy 0.2%
PT Bumi Resources Tbk	270,000	65,078
PT Tambang Batubara Bukit Asam Tbk	18,000	30,080

		95,158

Food, Beverage & Tobacco 0.2%
PT Astra Agro Lestari Tbk	9,000	23,332
PT Gudang Garam Tbk	9,000	25,115
PT Indofood Sukses Makmur Tbk	63,000	25,645

		74,092

Household & Personal Products 0.1%
PT Unilever Indonesia Tbk	18,000	22,175

Materials 0.2%
PT Indocement Tunggal Prakarsa Tbk	18,000	26,417

See financial notes 51

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
PT International Nickel Indonesia Tbk	45,000	18,197
PT Semen Gresik (Persero) Tbk	36,000	29,309

		73,923

Telecommunication Services 0.3%
PT Telekomunikasi Indonesia Tbk	144,000	128,034

Utilities 0.1%
PT Perusahaan Gas Negara	126,000	48,929

		871,631

Malaysia 4.1%

Automobiles & Components 0.1%
UMW Holdings Berhad	14,400	26,512

Banks 1.4%
Alliance Financial Group Berhad	27,000	22,041
CIMB Group Holdings Berhad	50,400	192,691
Hong Leong Bank Berhad	10,800	26,639
Malayan Banking Berhad	75,600	154,730
Public Bank Berhad	741	2,415
Public Bank Berhad - Foreign Market	50,400	164,571
RHB Capital Berhad	10,800	16,745

		579,832

Capital Goods 0.5%
Gamuda Berhad	36,000	29,282
IJM Corp. Berhad	21,600	28,098
Sime Darby Berhad	61,200	151,855

		209,235

Consumer Services 0.3%
Berjaya Sports Toto Berhad	23,400	29,340
Genting Berhad	39,600	73,374
Genting Malaysia Berhad	50,400	40,255

		142,969

Diversified Financials 0.1%
AMMB Holdings Berhad	36,000	51,799

Food, Beverage & Tobacco 0.5%
British American Tobacco Malaysia Berhad	1,800	22,189
IOI Corp. Berhad	68,400	107,857
Kuala Lumpur Kepong Berhad	9,000	44,240
PPB Group Berhad	9,000	42,813

		217,099

Real Estate 0.1%
SP Setia Berhad	19,800	24,303

Telecommunication Services 0.5%
Axiata Group Berhad *	91,800	100,547
Digi.com Berhad	5,400	35,709
Maxis Berhad	36,000	58,353
Telekom Malaysia Berhad	18,000	17,231

		211,840

Transportation 0.2%
MISC Berhad	25,760	58,623
PLUS Expressways Berhad	36,000	36,470

		95,093

Utilities 0.4%
Petronas Gas Berhad	10,800	30,604
Tanjong plc	3,600	18,626
Tenaga Nasional Berhad	16,200	37,866
YTL Corp. Berhad	18,000	38,162
YTL Power International Berhad	43,200	27,400

		152,658

		1,711,340

Mexico 5.5%

Banks 0.4%
Grupo Financiero Banorte S.A.B. de C.V., O Shares	28,800	107,906
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	14,400	49,940

		157,846

Capital Goods 0.1%
Alfa S.A.B., A Shares	5,400	36,356
Grupo Carso S.A.B. de C.V., Series A1	9,000	32,058

		68,414

Consumer Durables & Apparel 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. *	7,200	15,895

Food & Staples Retailing 0.5%
Wal-Mart de Mexico S.A.B. de C.V., Series V	45,000	223,525

Food, Beverage & Tobacco 0.5%
Fomento Economico Mexicano S.A.B. de C.V.	30,600	131,491
Grupo Bimbo S.A.B. de C.V., Series A	5,400	39,416
Grupo Modelo S.A.B. de C.V., Series C *	9,000	50,095

		221,002

Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	5,400	28,700

Materials 1.2%
Cemex S.A.B. de C.V., Series CPO *	135,000	129,676
Grupo Mexico S.A.B. de C.V., Series B	120,600	287,014
Industrias Penoles S.A.B. de C.V.	2,250	45,062
Mexichem S.A.B. de C.V.	12,600	29,385

		491,137

Media 0.3%
Grupo Televisa S.A., Series CPO	34,200	126,506

Retailing 0.1%
Grupo Elektra S.A.B. de C.V.	990	52,221

Telecommunication Services 2.2%
America Movil S.A.B. de C.V., Series L	275,400	613,378
Carso Global Telecom S.A.B. de C.V., A1 Shares *	14,400	64,539
Telefonos de Mexico S.A.B. de C.V.	133,200	104,589
Telmex Internacional S.A.B. de C.V., L Shares	131,400	119,840

		902,346

Transportation 0.1%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	7,200	24,575

		2,312,167

52 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Morocco 0.3%

Telecommunication Services 0.3%
Maroc Telecom	6,156	110,894

Pakistan 0.1%

Energy 0.1%
Oil & Gas Development Co., Ltd. GDR - Reg’d	2,016	27,619

Peru 0.4%

Banks 0.1%
Credicorp Ltd.	738	57,638

Materials 0.3%
Companhia de Minas Buenaventura S.A. ADR	3,600	120,996

		178,634

Philippines 0.4%

Banks 0.1%
Bank of the Philippine Islands	28,800	29,346

Capital Goods 0.1%
SM Investments Corp.	3,960	31,122

Real Estate 0.0%
Ayala Land, Inc.	108,000	26,342

Telecommunication Services 0.1%
Philippine Long Distance Telephone Co.	720	40,585

Utilities 0.1%
Manila Electric Co.	7,020	27,395

		154,790

Poland 1.2%

Banks 0.6%
Bank Handlowy w Warszawie S.A. *	774	19,568
Bank Pekao S.A. *	1,440	78,497
Bank Zachodni WBK S.A. *	342	20,728
BRE Bank S.A. *	126	10,089
Getin Holding S.A. *	7,038	22,010
Powszechna Kasa Oszczednosci Bank Polski S.A.	8,532	108,620

		259,512

Energy 0.2%
Polski Koncern Naftowy Orlen S.A. *	4,590	52,045
Polskie Gornictwo Naftowe I Gazownictwo S.A.	20,286	24,941

		76,986

Materials 0.2%
KGHM Polska Miedz S.A.	2,052	68,508

Telecommunication Services 0.1%
Telekomunikacja Polska S.A.	9,576	51,338

Utilities 0.1%
Polska Grupa Energetyczna S.A. *	6,498	49,284

		505,628

Russia 6.9%

Banks 0.9%
Sberbank GDR - Reg’d	1,242	337,296
VTB Bank OJSC GDR - Reg’d	12,762	61,513

		398,809

Energy 4.3%
Gazprom ADR	33,102	736,188
Gazprom Neft JSC ADR	1,242	28,554
LUKOIL ADR	8,964	470,610
Rosneft Oil Co. GDR	30,186	233,036
Surgutneftegaz ADR	25,722	210,149
Tatneft ADR	3,798	115,611

		1,794,148

Materials 1.0%
Magnitogorsk Iron & Steel Works GDR - Reg’d	2,070	27,303
Mining & Metallurgical Co., Norilsk Nickel ADR *	10,980	165,688
Novolipetsk Steel GDR - Reg’d *	1,080	33,372
Polymetal GDR - Reg’d *	1,962	18,777
Polyus Gold Co. ADR	2,106	57,199
Severstal GDR - Reg’d	3,438	41,600
Uralkali GDR - Reg’d *	2,682	56,188

		400,127

Telecommunication Services 0.7%
Mobile TeleSystems ADR	3,600	188,460
Rostelecom ADR	1,800	50,580
Sistema JSFC GDR - Reg’d *	2,376	60,588

		299,628

		2,892,712

South Africa 9.2%

Banks 1.1%
ABSA Group Ltd.	5,022	87,014
Nedbank Group Ltd.	3,510	54,955
Standard Bank Group Ltd.	21,222	297,543

		439,512

Capital Goods 0.4%
Aveng Ltd.	6,102	29,776
Barloworld Ltd.	4,086	21,538
Bidvest Group Ltd.	4,752	81,840
Murray & Roberts Holdings Ltd.	5,076	25,564
Reunert Ltd.	3,096	22,293

		181,011

Consumer Durables & Apparel 0.1%
Steinhoff International Holdings Ltd. *	21,798	54,378

Consumer Services 0.1%
Sun International Ltd. *	1,890	22,686

Diversified Financials 0.9%
African Bank Investments Ltd.	12,060	48,731
FirstRand Ltd.	58,392	138,580
Investec Ltd.	4,320	30,690
JSE Ltd.	1,908	15,484
Remgro Ltd.	7,200	84,546
RMB Holdings Ltd.	13,104	50,248

		368,279

See financial notes 53

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 0.7%
Sasol Ltd.	8,388	308,565

Food & Staples Retailing 0.4%
Massmart Holdings Ltd.	2,844	34,030
Pick n Pay Stores Ltd.	3,816	20,114
Shoprite Holdings Ltd.	7,398	72,296
The Spar Group Ltd.	3,204	30,516

		156,956

Food, Beverage & Tobacco 0.2%
AVI Ltd.	7,002	19,961
Illovo Sugar Ltd.	3,690	15,310
Tiger Brands Ltd.	2,106	48,360
Tongaat Hulett Ltd.	1,638	20,978

		104,609

Health Care Equipment & Services 0.1%
Netcare Ltd.	19,998	33,502

Insurance 0.4%
Discovery Holdings Ltd.	5,796	25,416
Metropolitan Holdings Ltd.	12,024	21,947
Sanlam Ltd.	30,834	98,281
Santam Ltd.	1,170	15,873

		161,517

Materials 2.4%
AECI Ltd.	2,196	17,162
African Rainbow Minerals Ltd.	1,296	31,113
Anglo Platinum Ltd. *	1,296	120,816
AngloGold Ashanti Ltd.	4,932	178,239
ArcelorMittal South Africa Ltd.	3,132	47,676
Exxaro Resources Ltd.	1,206	18,095
Gold Fields Ltd.	9,810	113,722
Harmony Gold Mining Co., Ltd.	6,210	55,946
Impala Platinum Holdings Ltd.	8,676	212,641
Kumba Iron Ore Ltd.	1,296	62,057
Mondi Ltd.	2,772	15,913
Mvelaphanda Resources Ltd. *	3,024	18,741
Nampak Ltd.	12,096	25,882
Northam Platinum Ltd.	2,988	17,364
Pretoria Portland Cement Co., Ltd.	8,478	35,950
Sappi Ltd. *	8,316	32,018

		1,003,335

Media 0.5%
Naspers Ltd., N Shares	5,418	203,586

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Adcock Ingram Holdings Ltd.	2,826	20,095
Aspen Pharmacare Holdings Ltd. *	6,120	56,692

		76,787

Real Estate 0.2%
Fountainhead Property Trust	24,642	21,155
Growthpoint Properties Ltd.	24,912	47,292

		68,447

Retailing 0.4%
Foschini Ltd.	3,798	29,980
Imperial Holdings Ltd.	3,114	38,090
JD Group Ltd.	2,844	15,881
Mr. Price Group Ltd.	4,914	24,716
Truworths International Ltd.	6,570	42,380
Woolworths Holdings Ltd.	12,438	33,446

		184,493

Telecommunication Services 1.1%
MTN Group Ltd.	24,804	362,133
Telkom South Africa Ltd.	6,174	27,026
Vodacom Group (Pty) Ltd.	7,506	52,638

		441,797

Transportation 0.0%
Grindrod Ltd.	6,714	12,877

		3,822,337

Taiwan 11.5%

Automobiles & Components 0.1%
Cheng Shin Rubber Industry Co., Ltd.	18,000	34,796
Yulon Motor Co., Ltd.	18,000	17,174

		51,970

Banks 1.0%
Chang Hwa Commercial Bank	72,000	31,766
China Development Financial Holding Corp. *	180,000	48,995
Chinatrust Financial Holding Co., Ltd.	144,000	78,123
E.Sun Financial Holding Co., Ltd. *	54,000	20,036
First Financial Holding Co., Ltd.	90,000	48,406
Hua Nan Financial Holdings Co., Ltd.	72,000	44,898
Mega Financial Holding Co., Ltd.	126,000	69,733
SinoPac Financial Holdings Co., Ltd. *	108,000	34,852
Taishin Financial Holding Co., Ltd. *	458	154
Taiwan Cooperative Bank	72,000	41,082

		418,045

Capital Goods 0.3%
Far Eastern New Century Corp.	54,000	58,424
Taiwan Glass Industrial Corp.	18,000	16,107
Teco Electric & Machinery Co., Ltd.	36,000	14,367
Walsin Lihwa Corp. *	72,000	23,572

		112,470

Consumer Durables & Apparel 0.1%
Pou Chen Corp.	54,000	39,819
Tatung Co., Ltd. *	90,000	18,801

		58,620

Diversified Financials 0.5%
Capital Securities Corp. *	36,000	17,398
Fubon Financial Holding Co., Ltd. *	90,000	99,618
KGI Securities Co., Ltd.	36,000	15,546
Polaris Securities Co., Ltd. *	36,000	17,622
Yuanta Financial Holding Co., Ltd.	90,000	51,072

		201,256

Energy 0.1%
Formosa Petrochemical Corp.	18,000	45,572

Food, Beverage & Tobacco 0.1%
Uni-President Enterprises Corp.	54,000	59,939

Insurance 0.4%
Cathay Financial Holding Co., Ltd. *	72,000	116,062
Shin Kong Financial Holding Co., Ltd. *	90,000	31,990

		148,052

54 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 1.8%
Asia Cement Corp.	36,000	33,000
China Steel Corp.	144,000	144,573
Formosa Chemicals & Fibre Corp.	54,000	122,067
Formosa Plastics Corp.	90,000	194,185
Nan Ya Plastics Corp.	90,000	178,190
Taiwan Cement Corp.	18,000	16,612
Taiwan Fertilizer Co., Ltd.	18,000	54,439

		743,066

Semiconductors & Semiconductor Equipment 2.8%
Advanced Semiconductor Engineering, Inc.	54,000	42,934
Inotera Memories, Inc. *	36,000	24,750
Macronix International Co., Ltd.	54,000	28,960
MediaTek, Inc.	18,000	283,420
Siliconware Precision Industries Co.	54,000	62,717
Taiwan Semiconductor Manufacturing Co., Ltd.	360,000	660,005
United Microelectronics Corp. *	144,000	69,368

		1,172,154

Technology Hardware & Equipment 3.9%
Acer, Inc.	36,000	101,021
Asustek Computer, Inc.	54,000	95,297
AU Optronics Corp.	126,000	129,644
Chi Mei Optoelectronics Corp. *	90,000	61,735
Chicony Electronics Co., Ltd.	18,000	43,832
Compal Electronics, Inc.	54,000	77,450
Delta Electronics, Inc.	18,000	52,475
Foxconn Technology Co., Ltd.	18,000	63,699
HannStar Display Corp. *	108,000	21,585
Hon Hai Precision Industry Co., Ltd.	108,000	427,656
HTC Corp.	18,000	181,838
InnoLux Display Corp.	54,000	76,776
Inventec Co., Ltd.	54,000	29,549
Lite-On Technology Corp.	36,000	46,357
Quanta Computer, Inc.	36,000	73,521
Synnex Technology International Corp.	18,000	37,939
Unimicron Technology Corp.	18,000	20,120
Wistron Corp.	36,000	61,735

		1,602,229

Telecommunication Services 0.4%
Chunghwa Telecom Co., Ltd.	32,727	61,020
Far EasTone Telecommunications Co., Ltd.	36,000	42,878
Taiwan Mobile Co., Ltd.	36,000	67,460

		171,358

		4,784,731

Thailand 1.6%

Banks 0.6%
Bangkok Bank Public Co., Ltd. NVDR	18,000	63,421
Bank of Ayudhya Public Co., Ltd. NVDR	81,000	50,219
Kasikornbank Public Co., Ltd. NVDR	21,600	56,507
Krung Thai Bank Public Co., Ltd. NVDR	82,800	25,042
Siam Commercial Bank Public Co., Ltd. NVDR	27,000	68,592

		263,781

Energy 0.6%
Banpu Public Co., Ltd. NVDR	1,800	29,941
IRPC PCL NVDR	178,200	23,713
PTT Aromatics & Refining PCL NVDR	37,800	30,580
PTT Exploration & Production Public Co., Ltd. NVDR	19,800	80,841
PTT PCL NVDR	12,600	88,408

		253,483

Food & Staples Retailing 0.1%
CP ALL PCL NVDR	41,400	29,549

Food, Beverage & Tobacco 0.1%
Charoen Pokphand Foods Public Co., Ltd. NVDR	70,200	26,114

Materials 0.1%
The Siam Cement Public Co., Ltd. NVDR	5,400	36,419

Telecommunication Services 0.1%
Advanced Info Service Public Co., Ltd. NVDR	16,200	43,115

		652,461

Turkey 1.2%

Banks 0.6%
Akbank T.A.S.	12,474	63,124
Turkiye Garanti Bankasi A/S	17,298	63,969
Turkiye Halk Bankasi A/S	5,976	37,802
Turkiye Is Bankasi *	6,001	15,885
Turkiye Is Bankasi, C Shares	13,014	36,137
Yapi ve Kredi Bankasi A/S *	12,996	27,993

		244,910

Capital Goods 0.2%
Dogan Sirketler Grubu Holdings A/S	25,560	17,412
Enka Insaat ve Sanayi A/S	6,642	26,071
Koc Holding A/S *	14,598	43,566

		87,049

Diversified Financials 0.0%
Haci Omer Sabanci Holding A/S	7,020	26,644

Energy 0.1%
Tupras-Turkiye Petrol Rafinerileri A/S	1,692	30,737

Food & Staples Retailing 0.1%
BIM Birlesik Magazalar A/S	648	28,798

Food, Beverage & Tobacco 0.1%
Anadolu Efes Biracilik ve Malt Sanayii A/S	3,384	34,250

Materials 0.1%
Eregli Demir ve Celik Fabrikalari TAS (Erdemir) *	13,500	36,961

See financial notes 55

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.0%
Turkcell Iletisim Hizmet A/S	3,078	18,072

		507,421

Total Common Stock (Cost $36,977,246)		35,741,108

Other Investment Company 3.3% of net assets

State Street Institutional Liquid Reserves Fund	1,375,621	1,375,621

Total Other Investment Company (Cost $1,375,621)		1,375,621

Preferred Stock 10.8% of net assets

Brazil 10.8%

Banks 3.0%
Banco Bradesco S.A.	23,440	403,624
Itau Unibanco Holding S.A.	30,600	617,413
Itausa - Investimentos Itau S.A.	37,800	241,552

		1,262,589

Energy 2.5%
Petroleo Brasileiro S.A.	50,400	964,259
Ultrapar Participacoes S.A.	1,800	80,199

		1,044,458

Food & Staples Retailing 0.2%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, A Shares	1,800	61,094

Food, Beverage & Tobacco 0.8%
Companhia de Bebidas das Americas	3,600	346,308

Materials 3.0%
Bradespar S.A.	3,600	78,468
Braskem S.A., A Shares *	3,600	25,433
Fertilizantes Fosfatados S.A. *	1,800	17,811
Gerdau S.A.	10,800	157,910
Klabin S.A.	9,000	23,632
Metalurgica Gerdau S.A.	3,600	65,373
Suzano Papel e Celulose S.A. *	3,600	37,015
Usinas Siderurgicas de Minas Gerais S.A., A Shares	3,600	102,129
Vale S.A., A Shares	30,600	751,891

		1,259,662

Media 0.1%
Net Servicos de Comunicacao S.A. *	3,600	44,219

Retailing 0.1%
Lojas Americanas S.A.	5,400	38,806

Telecommunication Services 0.5%
Brasil Telecom S.A. *	3,600	24,716
Tele Norte Leste Participacoes S.A.	3,600	62,289
Tim Participacoes S.A.	21,600	61,373
Vivo Participacoes S.A.	1,800	48,856

		197,234

Transportation 0.1%
Tam S.A. *	1,800	33,323

Utilities 0.5%
AES Tiete S.A.	1,800	18,906
Companhia Energetica de Minas Gerais	5,400	88,687
Companhia Energetica de Sao Paulo, B Shares *	1,800	23,134
Companhia Paranaense de Energia - Copel, B Shares	1,800	36,617
Eletropaulo Metropolitana S.A., B Shares	1,800	37,333

		204,677

		4,492,370

Total Preferred Stock (Cost $4,530,341)		4,492,370

End of Investments

At 2/28/10, the tax basis cost of the fund’s investments was $42,883,208 and the unrealized appreciation and depreciation were $413,037 and ($1,687,146), respectively, with a net unrealized depreciation of ($1,274,109).

*	Non-income producing security.
(a)	Fair valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg’d —	Registered

56 See financial notes

 Schwab Emerging Markets Equity ETF

Statement of
Assets and Liabilities
As of February 28, 2010 (unaudited)

Assets
Investments, at value (cost $42,883,208)		$41,609,099
Foreign currency, at value (cost $3,136)		3,175
Receivables:
Dividends		26,473
Interest	+	173

Total assets		41,638,920

Liabilities
Payables:
Investment adviser and administrator fees		1,213
Foreign capital gain tax	+	1,772

Total liabilities		2,985

Net Assets
Total assets		41,638,920
Total liabilities	—	2,985

Net assets		$41,635,935
Net Assets by Source
Capital received from investors		43,157,699
Net investment income not yet distributed		21,464
Net realized capital losses		(267,797)
Net unrealized capital losses		(1,275,431)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$41,635,935		1,800,001		$23.13

See financial notes 57

 Schwab Emerging Markets Equity ETF

Statement of
Operations
For January 13, 2010* through February 28, 2010 (unaudited)

Investment Income
Dividends (net of foreign withholding tax of $4,903)		$34,368
Interest	+	296

Total investment income		34,664

Expenses
Investment adviser and administrator fees		13,200

Total expenses		13,200

Net investment income		21,464

Realized and Unrealized Gains (Losses)
Net realized losses on investments		(45,758)
Net realized losses on foreign currency transactions	+	(222,039)

Net realized losses		(267,797)
Net unrealized losses on investments		(1,275,881)
Net unrealized gains on foreign currency translations	+	450

Net unrealized losses	+	(1,275,431)

Net realized and unrealized losses		(1,543,228)
Net decrease in net assets resulting from operations		$(1,521,764)

*	Commencement of operations.

58 See financial notes

 Schwab Emerging Markets Equity ETF

Statements of
Changes in Net Assets
For the current period only. Because the fund commenced operations on January 13, 2010, it has no prior report period.
Figures for the current period are unaudited.

Operations

		1/13/10*-02/28/10
Net investment income		$21,464
Net realized losses		(267,797)
Net unrealized losses	+	(1,275,431)

Net decrease in net assets resulting from operations		$(1,521,764)

Transactions in Fund Shares

		1/13/10*-02/28/10
		SHARES	VALUE
Shares Sold		1,800,001	$43,157,699
Shares Redeemed	+	—	—

Net transactions in fund shares		1,800,001	$43,157,699

Shares Outstanding and Net Assets

		1/13/10*-02/28/10
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	1,800,001	41,635,935

End of period		1,800,001	$41,635,935

Net investment income not yet distributed			$21,464

*	Commencement of operations.

See financial notes 59

 Schwab International ETFs

Financial Notes, unaudited

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Strategic Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Strategic Trust (organized January 27, 2009) Schwab International Equity ETF Schwab International Small-Cap Equity ETF Schwab Emerging Markets Equity ETF	Schwab U.S. Broad Market ETF Schwab U.S. Large-Cap ETF Schwab U.S. Large-Cap Growth ETF Schwab U.S. Large-Cap Value ETF Schwab U.S. Small-Cap ETF

The funds issue and redeem shares at their NAV only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.

Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each fund will approximate its NAV, there may be times when the market price and the NAV vary significantly.

Schwab International Equity ETF commenced operations on October 30, 2009. Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF commenced operations on January 13, 2010.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds used in the preparation of their financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”)

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Forwards contracts: valued based on that day’s exchange rates.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets

 Schwab International ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The funds adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of February 28, 2010:

Schwab International Equity ETF

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$142,314,095	$—	$—	$142,314,095
Australia
Health Care Equipment & Services	76,752	—	17,404	94,156
Real Estate	840,780	—	60,287	901,067
Other Investment Company	470,220	—	—	470,220
Preferred Stock	254,398	—	—	254,398
Rights(a)	2,427	—	—	2,427

Total	$143,958,672	$—	$77,691	$144,036,363

 Schwab International ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

				Net
	Balance		Net	Change in			Balance
	as of	Accrued	Realized	Unrealized	Net	Net	as of
	October 30,	Discounts	Gain	Gains	Purchases	Transfers	February 28,
Investments in Securities	2009	(Premiums)	(Losses)	(Losses)	(Sales)	in/out	2010

Common Stock
Australia	$—	$—	$—	($1,738)	$79,429	$—	$77,691

Total	$—	$—	$—	($1,738)	$79,429	$—	$77,691

All net realized and change in unrealized gains (losses) in the tables above are reflected on the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investments held by the funds at February 28, 2010 approximate the changes in unrealized gains (losses) in the tables above.

Schwab International Small-Cap Equity ETF

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$25,334,142	$—	$—	$25,334,142
Other Investment Companies(a)	55,401	—	—	55,401
Preferred Stock(a)	167,458	—	—	167,458

Total	$25,557,001	$—	$—	$25,557,001

Schwab Emerging Markets Equity ETF

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$35,524,077	$—	$—	$35,524,077
China
Transportation	185,638	—	31,393	217,031
Other Investment Company	1,375,621	—	—	1,375,621
Preferred Stock(a)	4,492,370	—	—	4,492,370

Total	$41,577,706	$—	$31,393	$41,609,099

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Net	Net			Balance
	as of	Accrued	Realized	Change in	Net	Net	as of
	January 13,	Discounts	Gain	Unrealized Gains	Purchases	Transfers	February 28,
Investments in Securities	2010	(Premiums)	(Losses)	(Losses)	(Sales)	in/out	2010

Common Stock
China	$—	$—	$—	$1,327	$30,066	$—	$31,393

Total	$—	$—	$—	$1,327	$30,066	$—	$31,393

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings

 Schwab International ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

All net realized and change in unrealized gains (losses) in the tables above are reflected on the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investments held by the funds at February 28, 2010 approximate the changes in unrealized gains (losses) in the tables above.

(b) Portfolio Investments:

Derivatives: The funds may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards have similar risks as futures except that they are agreements directly between two parties. Also, forwards are not publicly traded.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures and also the change in the amount of margin deposit required (“due to / from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund within the trust are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(h) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

 Schwab International ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(i) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of February 28, 2010, if any, are reflected in the funds’ Statement of Assets and Liabilities.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk factors:

Investing in the funds may involve certain risks, as described in the funds’ prospectus, including, but not limited to, those described below:

Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investments in a fund will fluctuate, which means that the investors could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

The funds are not actively managed. Therefore, the funds follow the stocks included in the index during upturns as well as downturns. Because of its indexing strategy, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the funds’ performance is normally below that of the index.

Historically, small and mid company stocks have been riskier than large company stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Smaller companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds, large-cap stocks and mid-cap stocks — a fund’s performance, to the extent invested in small-cap stocks, also will lag those other types of investments.

The funds’ investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign issuers may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The funds may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities’ markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers

 Schwab International ETFs

Financial Notes, unaudited (continued)

3. Risk factors (continued):

(including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the funds’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Foreign securities also include ADRs, which are U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations, and GDRs, which are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. In addition, foreign securities include EDRs, similar to GDRs, but which are generally issued by European banks that trade on exchanges outside of a bank’s home country. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile.

A fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the Adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the equity securities in the index.

The funds’ returns may not match the return of their indices. For example, differences between a funds securities and those in the index, rounding of prices, changes to the index and regulatory requirements may cause tracking error, the divergence of a fund’s performance from that of its index. A fund may not be able to invest in certain securities in its benchmark index, or match the securities’ weighting to the benchmark, due to regulatory, operational or liquidity constraints, which may result in tracking error. A fund may attempt to offset the effects of not being invested in certain index securities by making substitute investments, but these efforts may not be successful. A fund also incurs fees and expenses while the index does not, which may result in tracking error.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

To the extent that the funds or the indices portfolios are concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the funds may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

A particular investment may be difficult to purchase or sell. The funds may be unable to sell illiquid securities at an advantageous time or price.

A fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of the fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market.

An investment in a fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Please refer to the funds’ prospectus for a complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

 Schwab International ETFs

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

	Schwab	Schwab
Schwab	International	Emerging
International Equity	Small-Cap	Markets
ETF	Equity ETF	Equity ETF

0.15%	0.35%	0.35%

The investment adviser will pay the operating expenses of the funds, excluding interest expenses, taxes, any brokerage expenses and extraordinary or non-routine expenses.

Prior to December 14, 2009, the Trust had a Distribution and Shareholder Services (12b-1) Plan (the “Plan”) pursuant to which the fund was subject to an annual 12b-1 fee up to 0.25% of its average daily net assets. The Board had determined that no such fees would be charged prior to November 14, 2011. However, On December 14, 2009, the Board of Trustees of the Trust approved the termination of the Plan.

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index.

The funds may make direct transactions with certain other Schwab ETFs when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of February 28, 2010, there were no security transactions with other Schwab ETFs.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds including Schwab ETFs. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds, and separately by the Board of Trustees of the Schwab ETFs. There was no interfund borrowing or lending activity for the funds during the period.

5. Other Service Providers:

SEI Investments Distribution Co. (the “Distributor”) is the principal underwriter and distributor of shares of the funds.

State Street Bank and Trust Company serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.

State Street Bank and Trust Company also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or an affiliate. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees.

 Schwab International ETFs

Financial Notes, unaudited (continued)

7. Purchases and Sales of Investment Securities:

For the period ended February 28, 2010, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab International Equity ETF	$1,798,819	$1,771,342
Schwab International Small-Cap Equity ETF	665,808	161,585
Schwab Emerging Markets Equity ETF	22,191,530	190,871

8. In-Kind Transactions:

The consideration for the purchase of Creation Units of a fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

The in-kind transactions for the period ended February 28, 2010 were as follows:

	In-kind Purchases	In-kind Sales

Schwab International Equity ETF	$150,559,917	$—
Schwab International Small-Cap Equity ETF	25,618,995	—
Schwab Emerging Markets Equity ETF	19,552,657	—

For the period ended February 28, 2010, there were no in-kind redemptions. However, if the funds have such transactions, they will realize net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset value per share. The net realized in-kind gains or losses will be disclosed in the Funds’ Statements of Operations.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions that would have materially impacted the financial statements as presented.

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

Initial Approval of Investment Advisory Agreement

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) called and held a meeting on October 12, 2009, in part, for the purpose of considering whether to appoint Charles Schwab Investment Management, Inc. (“CSIM”) as investment adviser to the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, Schwab Emerging Markets Equity ETF Funds under the investment advisory agreement between Schwab Strategic Trust (the “Trust’) and CSIM (the “Agreement”). In preparation for the meeting, the Board requested and reviewed a variety of materials provided by CSIM with respect to the services to be provided to the funds under the Agreement. The Independent Trustees received advice from fund counsel to the Independent Trustees, including a memorandum regarding the responsibilities of Trustees for the approval of investment advisory agreements. In addition, the Independent Trustees met in executive session outside the presence of fund management and participated in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees approved the Agreement with respect to the funds. The Board’s approval was based on consideration and evaluation of a variety of specific factors discussed at this meeting, including:

1.	the nature, extent and quality of the services to be provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	CSIM’s investment performance in managing other funds having relevant investment objectives and strategies;

3.	each fund’s estimated expenses and how those expenses compared to those of certain other comparable exchange-traded funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to management of other funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement relating to the funds reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by CSIM to the funds and the resources of CSIM and its affiliates will dedicate to the funds. In this regard, the trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features may be expected to benefit the funds and its shareholders. The trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the fund supported approval of the Agreement with respect to the funds.

Performance. With regard to fund performance, since the funds had not commenced operations and therefore did not have any performance of their own, the Board considered performance of other funds having comparable investment objectives in determining whether to approve the Agreement. The trustees also considered both risk and shareholder risk expectations for the funds and the appropriateness of the benchmark that would be used to compare the performance of the funds. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of CSIM supported approval of the Agreement with respect to the funds.

Fund Expenses. With respect to each fund’s expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund’s estimated net operating expense ratio in comparison to those of other comparable exchange-traded funds. The Board evaluated the funds’ unitary fee through review of comparative information with respect to fees paid by similar exchange-traded funds tracking equity indexes. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported approval of the Agreement with respect to the funds.

Profitability. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates directly or indirectly. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the funds by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of CSIM, albeit uncertain, is reasonable and supported approval of the Agreement with respect to the funds.

Economies of Scale. Recognizing that the funds had not yet commenced operations and had no assets, the trustees considered the possible development of any economies of scale and whether those could be expected to be passed along to each fund’s shareholders through various efficiencies that may result from increases in the funds’ assets. The Board determined that such economies of scale will be shared by way of the relatively low advisory fee and unitary fee structure of the funds, although the Board will continue to monitor fees as the funds grow in size and assess whether breakpoints may be warranted. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds may be expected to obtain reasonable benefit from economies of scale if such economies develop.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Agreement as it relates to the funds and concluded that the compensation under the Agreement relating to the funds is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 85 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Robert W. Burns[4] 1959 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Retired. From 1987 – 2008: Managing Director, PIMCO (investment adviser); From 1994 – 2008: President and Trustee, PIMCO Funds (investments), and from 2007 – 2008: Chairman of PIMCO Strategic Global Government Fund, Inc (investments).	8	Independent Director and Chairman of Corporate Governance/Nominating Committee, PS Business Parks, Inc.

Mark A. Goldfarb[4] 1952 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Founder and Managing Director, SS&G Financial Services (financial services firm).	8	None

Charles A. Ruffel[4] 1956 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Advisor, Asset International, Inc. (provider of financial services information). Chief Executive Officer and Founder, Asset International, Inc. Until 2008, Managing Partner and Co-Founder, Kudu Advisors, LLC.	8	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Strategic Trust since 2009.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the funds, and The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	85	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Strategic Trust since 2009.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007 – present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisers, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President and Chief Investment Officer — Equities & Fixed Income, Charles Schwab Investment Management, Inc.; President, Chief Executive Officer and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Legal Officer and Secretary, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Strategic Trust since 2009.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., and Laudus Trust and Laudus Institutional Trust. Since 2006, Vice President, Chief Legal Officer and Clerk of Laudus Trust and Laudus Institutional Trust; Vice President, Schwab Funds.

Michael Haydel 1972 Vice President (Officer of Schwab Strategic Trust since 2009.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust, Laudus Institutional Trust.

[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Trust’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.
[2]	Mr. Bettinger is an Interested Trustee because he is an employee of Schwab and/or the investment adviser. In addition to his employment with the investment adviser and Schwab, Mr. Bettinger also owns stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
[4]	Member of the Audit and Compliance Committee and Nominating Committee.

Glossary

American Depositary Receipt (ADR) U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.

ask See “offer.”

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bid The highest price at which someone is willing to buy a security.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commencement of operations The date that the first NAV was calculated.

creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.

exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.

expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

inception date The date that the shares began trading in the secondary market.

indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.

liquidity The ability to convert a security or asset quickly into cash.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller.

net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.

offer (ask) The lowest price at which an individual is willing to sell a security.

open The price at which a security opened for trading on a given day.

outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

primary market The market that deals with the issuance of new securities.

sampling If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.

secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.

spread The gap between bid and ask prices of a security.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tracking error The difference between the performance of the fund and its benchmark index, positive or negative.

Schwab ETFstmare designed to be low-cost, diversified investments. Each fund follows broad market indices and provides exposure to specific segments of the market making them solid investment options for the core portions of an investor portfolio. The list to the right shows all currently available Schwab ETFs.

Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabetfs.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the Schwab ETFs’ website at www.schwabetfs.com or the SEC’s website at http://www.sec.gov.

Schwab ETFs

U.S. ETFs
Schwab U.S. Broad Market ETFtm
Schwab U.S. Large-Cap ETFtm
Schwab U.S. Large-Cap Growth ETFtm
Schwab U.S. Large-Cap Value ETFtm
Schwab U.S. Small-Cap ETFtm

International ETFs
Schwab International Equity ETFtm
Schwab International Small-Cap Equity ETFtm
Schwab Emerging Markets Equity ETFtm

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Schwab ETFsTM
1-800-435-4000

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2010 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR54790-00

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.
Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3) Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust
By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer

Date:	4/19/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer

Date:	4/19/2010

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	4/19/2010